UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Consumer Discretionary — 12.3%
Abercrombie & Fitch, Cl A	38,600	$1,747
Apollo Group, Cl A * (A)	15,600	276
Autoliv (A)	17,400	1,347
Best Buy (A)	77,100	2,107
Big Lots *	19,300	609
CBS, Cl B	151,780	7,418
Charter Communications, Cl A *	31,280	3,874
Chipotle Mexican Grill, Cl A * (A)	13,250	4,828
Coach	171,587	9,796
Comcast, Cl A	37,600	1,575
CST Brands * (A)	7,255	223
Dillard’s, Cl A	60,700	4,976
DIRECTV *	70,900	4,369
Ford Motor	338,600	5,238
Fossil Group *	49,102	5,073
GameStop, Cl A (A)	207,500	8,721
Gannett	143,300	3,505
Gap	54,400	2,270
Gildan Activewear, Cl A	22,500	911
Harley-Davidson, Cl A	148,334	8,132
Home Depot	95,920	7,431
International Game Technology	131,900	2,204
Kohl’s	43,200	2,182
L Brands	136,725	6,734
Lear	47,900	2,896
Liberty Media - Interactive, Cl A *	508,275	11,695
Macy’s	90,800	4,358
Magna International, Cl A	31,000	2,208
Newell Rubbermaid, Cl B	77,800	2,042
News, Cl A * (A)	147,800	4,818
News, Cl B *	229,020	7,516
Nike, Cl B	255,823	16,291
Nordstrom	168,024	10,071
Panera Bread, Cl A * (A)	19,090	3,550
priceline.com *	13,325	11,022
PulteGroup *	26,300	499
RadioShack * (A)	11,900	37
Ralph Lauren, Cl A	32,070	5,572
Sally Beauty Holdings *	129,450	4,026
Signet Jewelers	36,300	2,448
Starbucks	128,755	8,432
Target, Cl A	181,564	12,502
Time Warner Cable, Cl A	92,070	10,356
TRW Automotive Holdings *	30,600	2,033
Tupperware Brands	4,200	327
Walt Disney	153,194	9,674
Whirlpool	60,600	6,930
Wyndham Worldwide	25,100	1,436
Yum! Brands	50,890	3,529

		239,814

Consumer Staples — 9.1%
Altria Group	25,000	875
Anheuser-Busch InBev ADR	96,222	8,685
Archer-Daniels-Midland	109,200	3,703
Avon Products	90,800	1,909

Description	Shares	Market Value ($ Thousands)

Bunge (A)	15,400	$1,090
Coca-Cola	59,800	2,399
Coca-Cola Enterprises	36,100	1,269
ConAgra Foods	83,200	2,906
Constellation Brands, Cl A *	9,200	479
Costco Wholesale	183,520	20,292
CVS Caremark	311,425	17,807
Dr Pepper Snapple Group	21,700	997
Energizer Holdings	22,200	2,231
Estee Lauder, Cl A	285,870	18,802
Green Mountain Coffee Roasters * (A)	11,000	826
Hershey	42,900	3,830
Ingredion	29,400	1,929
Kimberly-Clark	42,100	4,090
Kroger	233,700	8,072
Mead Johnson Nutrition, Cl A	145,211	11,505
PepsiCo	66,900	5,472
Philip Morris International	79,840	6,915
Procter & Gamble	87,100	6,706
Reynolds American	14,700	711
Safeway (A)	184,100	4,356
Smithfield Foods *	10,500	344
Tyson Foods, Cl A	278,500	7,152
Walgreen	286,700	12,672
Wal-Mart Stores	56,900	4,239
Whole Foods Market	294,173	15,144

		177,407

Energy — 9.8%
Apache	45,500	3,814
Chevron	229,500	27,159
ConocoPhillips	198,400	12,003
Core Laboratories * (A)	43,532	6,602
CVR Energy (A)	24,700	1,171
EOG Resources	109,025	14,356
Exxon Mobil	403,800	36,483
FMC Technologies *	122,577	6,825
Halliburton	70,100	2,925
Helmerich & Payne (A)	49,800	3,110
Hess	52,700	3,504
Kinder Morgan	332,853	12,698
Marathon Oil	184,200	6,370
Marathon Petroleum	131,400	9,337
Murphy Oil	103,900	6,327
Nabors Industries	54,300	831
National Oilwell Varco, Cl A	58,170	4,008
Noble Energy	93,830	5,634
Occidental Petroleum	62,030	5,535
Patterson-UTI Energy (A)	53,000	1,026
Phillips 66	158,610	9,344
Schlumberger, Cl A	94,746	6,789
Superior Energy Services *	42,300	1,097
Valero Energy	102,700	3,571

		190,519

Financials — 15.9%
ACE	37,500	3,356
Aflac	43,900	2,551
Allied World Assurance Holdings	25,400	2,324
Allstate	117,300	5,644
American Capital *	152,500	1,932

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

American Capital Agency, Cl A †	8,100	$186
American Financial Group	32,647	1,597
American International Group *	242,290	10,830
American Tower, Cl A †	9,300	680
Ameriprise Financial	63,700	5,152
Annaly Capital Management †	58,200	732
Associated Banc-Corp	20,300	316
Assurant	74,600	3,798
AvalonBay Communities †	2,100	283
Axis Capital Holdings	51,900	2,376
Bank of America	467,300	6,009
Bank of New York Mellon	56,700	1,591
Berkshire Hathaway, Cl B *	26,300	2,944
BlackRock	1,300	334
Boston Properties †	2,400	253
Brandywine Realty Trust †	67,500	913
Capital One Financial	151,540	9,518
CBL & Associates Properties †	35,800	767
CBOE Holdings	33,300	1,553
CBRE Group, Cl A *	7,500	175
Charles Schwab	504,246	10,705
Chubb	10,900	923
Citigroup	501,120	24,039
CME Group	88,625	6,734
CNA Financial	25,700	838
CommonWealth †	17,600	407
Digital Realty Trust, Cl A † (A)	2,900	177
Discover Financial Services	206,400	9,833
Endurance Specialty Holdings	20,000	1,029
Equity Lifestyle Properties †	15,600	1,226
Equity Residential †	7,800	453
Everest Re Group	57,200	7,336
Fifth Third Bancorp	387,700	6,998
General Growth Properties †	12,600	250
Goldman Sachs Group	60,300	9,120
Hartford Financial Services Group	106,100	3,281
HCP †	10,800	491
Hospitality Properties Trust †	29,600	778
Host Hotels & Resorts †	11,300	191
Huntington Bancshares	762,600	6,009
IntercontinentalExchange * (A)	51,000	9,066
Jones Lang LaSalle	1,100	100
JPMorgan Chase	631,650	33,345
KeyCorp	813,300	8,979
Kimco Realty †	6,400	137
Lincoln National	140,500	5,124
Loews	7,500	333
Macerich †	2,200	134
MetLife	42,000	1,922
MFA Financial †	94,700	800
Morgan Stanley	34,500	843
PartnerRe	82,900	7,507
PNC Financial Services Group	79,100	5,768
Popular *	42,770	1,297
Progressive	364,725	9,271
ProLogis †	11,000	415
Protective Life	41,600	1,598
Prudential Financial	35,400	2,585
Public Storage †	2,400	368

Description	Shares	Market Value ($ Thousands)

Realogy Holdings *	17,700	$851
Regions Financial	646,300	6,159
Reinsurance Group of America, Cl A	56,100	3,877
RenaissanceRe Holdings	32,500	2,821
Senior Housing Properties Trust †	28,600	742
Simon Property Group †	7,200	1,137
SL Green Realty †	2,100	185
SLM	52,100	1,191
State Street	43,900	2,863
Torchmark, Cl A (A)	13,700	892
Travelers	105,000	8,392
Unum Group (A)	165,900	4,873
US Bancorp	84,300	3,047
Validus Holdings	45,100	1,629
Ventas †	4,251	295
Vornado Realty Trust †	3,100	257
Wells Fargo	554,200	22,872
Weyerhaeuser †	8,900	253

		308,560

Health Care — 13.9%
Abbott Laboratories	81,600	2,846
AbbVie	15,200	628
Actavis *	12,800	1,616
Aetna, Cl A	93,900	5,966
Alexion Pharmaceuticals *	38,430	3,545
Allergan	112,750	9,498
AmerisourceBergen	70,400	3,931
Amgen, Cl A	175,138	17,279
Baxter International	18,600	1,289
Biogen Idec *	65,509	14,098
Bristol-Myers Squibb	115,830	5,176
Cardinal Health	51,800	2,445
Celgene, Cl A *	148,166	17,322
Cigna	70,000	5,074
Community Health Systems *	26,300	1,233
Covance *	65,133	4,959
DaVita HealthCare Partners *	44,767	5,408
Eli Lilly	61,600	3,026
Endo Pharmaceuticals Holdings *	18,600	684
Express Scripts Holding *	302,257	18,646
Gilead Sciences *	96,974	4,966
HCA Holdings *	66,300	2,391
Humana	87,900	7,417
Idexx Laboratories * (A)	49,559	4,449
Intuitive Surgical *	15,018	7,608
Johnson & Johnson	299,218	25,691
McKesson	36,800	4,214
Medtronic	28,700	1,477
Merck	174,500	8,106
Mondelez International, Cl A	342,094	9,760
Novo Nordisk ADR	42,125	6,528
Omnicare	44,800	2,137
Perrigo	43,050	5,209
Pfizer (A)	932,400	26,117
Shire ADR	48,770	4,639
St. Jude Medical	81,200	3,705
United Therapeutics *	60,500	3,982
UnitedHealth Group	63,040	4,128

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Warner Chilcott, Cl A	90,100	$1,791
WellPoint	100,700	8,241
Zimmer Holdings	36,300	2,720

		269,945

Industrials — 8.0%
Aecom Technology *	14,300	455
AGCO	82,400	4,136
Alaska Air Group * (A)	58,800	3,058
Alliant Techsystems	10,849	893
Canadian Pacific Railway (A)	63,880	7,754
Caterpillar, Cl A	22,600	1,864
Copa Holdings, Cl A	8,600	1,128
Cummins	70,050	7,597
Danaher, Cl A	109,761	6,948
Deere (A)	31,400	2,551
Delta Air Lines, Cl A	267,800	5,011
Engility Holdings *	4,883	139
Exelis	23,300	321
FedEx	9,600	947
Fluor	167,751	9,949
General Dynamics	25,900	2,029
General Electric	340,800	7,903
Ingersoll-Rand	2,300	128
Kansas City Southern	45,060	4,775
KBR	46,600	1,514
L-3 Communications Holdings	117,400	10,066
Lockheed Martin	33,900	3,677
Norfolk Southern	22,600	1,642
Northrop Grumman	138,100	11,435
Oshkosh Truck *	37,000	1,405
Pall	110,000	7,307
Parker Hannifin, Cl A	15,700	1,498
Pentair	142,350	8,212
Raytheon	128,300	8,483
Roper Industries	49,559	6,156
RR Donnelley & Sons (A)	78,200	1,096
Southwest Airlines, Cl A	139,600	1,799
Stericycle, Cl A *	60,664	6,699
Timken	43,100	2,426
Union Pacific	65,370	10,085
United Continental Holdings * (A)	38,400	1,201
United Technologies	2,600	241
URS	36,800	1,738
US Airways Group * (A)	63,900	1,049
Waste Management	29,000	1,169

		156,484

Information Technology — 18.9%
Accenture, Cl A	108,670	7,820
Activision Blizzard	16,300	232
Adobe Systems *	514,248	23,429
Altera	85,620	2,824
Amdocs	124,900	4,633
Amphenol, Cl A	70,468	5,492
Analog Devices	75,280	3,392
Ansys *	54,231	3,964
Apple	60,903	24,123
Applied Materials	423,330	6,312
Arrow Electronics, Cl A *	7,000	279
Avnet *	34,800	1,169

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	14,900	$86
CA	158,100	4,526
Cisco Systems	821,100	19,961
Citrix Systems *	66,404	4,006
Cognizant Technology Solutions, Cl A *	45,865	2,872
Computer Sciences	42,000	1,838
CoreLogic	70,600	1,636
Corning, Cl B	174,500	2,483
Dell	62,200	830
eBay *	147,625	7,635
EMC (A)	397,270	9,384
Facebook, Cl A *	105,240	2,616
Fidelity National Information Services, Cl B	52,400	2,245
First Solar * (A)	17,900	801
Fiserv, Cl A *	16,900	1,477
Genpact *	241,705	4,650
Google, Cl A *	23,015	20,262
Harris	37,800	1,862
Hewlett-Packard	93,000	2,306
IAC	6,100	290
Ingram Micro, Cl A *	156,400	2,970
Intel (A)	171,500	4,154
International Business Machines	54,239	10,366
Intuit	153,725	9,382
Lender Processing Services	53,000	1,715
Marvell Technology Group	241,500	2,828
Mastercard, Cl A	49,804	28,612
Microsoft	171,700	5,929
National Instruments	129,010	3,605
NetApp (A)	154,307	5,830
Oracle, Cl B	289,818	8,903
Qualcomm	487,461	29,774
SAIC (A)	107,000	1,490
Salesforce.com * (A)	114,238	4,362
SanDisk *	24,000	1,466
Seagate Technology	90,600	4,062
Symantec, Cl A	191,100	4,294
TE Connectivity	37,400	1,703
Tech Data *	29,300	1,380
Teradata *	246,765	12,395
Texas Instruments	166,990	5,823
VeriFone Holdings *	98,175	1,650
VeriSign *	125,675	5,613
Visa, Cl A	101,925	18,627
Western Digital	169,000	10,493
Xerox	463,400	4,203
Yahoo! *	46,800	1,175

		368,239

Materials — 2.9%
Alpha Natural Resources * (A)	98,800	518
Ashland (A)	11,100	927
Cabot	27,000	1,010
CF Industries Holdings	27,100	4,648
Dow Chemical, Cl A	231,680	7,453
Eastman Chemical	23,100	1,617
Ecolab	68,029	5,795

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Freeport-McMoRan Copper & Gold, Cl B	62,100	$1,714
Huntsman	144,900	2,400
Louisiana-Pacific *	55,900	827
LyondellBasell Industries, Cl A	162,510	10,768
Monsanto	53,270	5,263
Newmont Mining	6,900	207
Packaging Corp of America	41,800	2,047
PPG Industries	1,105	162
Reliance Steel & Aluminum	11,000	721
Rock Tenn, Cl A	29,100	2,906
Steel Dynamics	48,200	719
Syngenta ADR	75,675	5,892
Westlake Chemical	7,500	723

		56,317

Telecommunication Services — 1.9%
AT&T	186,000	6,585
Crown Castle International *	326,752	23,653
SBA Communications, Cl A * (A)	28,950	2,146
Sprint Nextel *	189,200	1,328
Verizon Communications	56,400	2,839

		36,551

Utilities — 1.7%
AES	284,700	3,414
Ameren	51,800	1,784
American Electric Power	195,400	8,750
DTE Energy	26,200	1,756
Duke Energy	10,600	716
Edison International	134,600	6,482
Entergy	48,600	3,386
Exelon	32,000	988
NV Energy	108,300	2,541
Public Service Enterprise Group	127,300	4,157

		33,974

Total Common Stock (Cost $1,449,392) ($ Thousands)		1,837,810

	Number of Warrants
WARRANTS — 0.0%
Kinder Morgan Expires 2017 *	98,496	504

Total Warrants (Cost $188) ($Thousands)		504

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P.
0.100% ** †† (B)	101,650,176	101,650

Total Affiliated Partnership (Cost $101,650) ($ Thousands)		101,650

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 5.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010% **	2,041,864	$2,042
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	101,433,383	101,433

Total Cash Equivalents (Cost $103,475) ($ Thousands)		103,475

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.040%, 1/9/2014	$3,041	3,040

Total U.S. Treasury Obligations (Cost $3,040) ($ Thousands)		3,040

Total Investments — 105.1% (Cost $1,657,745) ($ Thousands) ‡		$2,046,479

A list of the open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	699	Sep-2013	$(192)
S&P Mid 400 Index E-MINI	51	Sep-2013	36

			$(156)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,946,559 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $99,059 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $101,650 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,657,745 ($ Thousands), and the unrealized appreciation and depreciation were $409,876 ($ Thousands) and ($21,142) ($ Thousands) respectively.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,837,810	$—	$—	$1,837,810
Warrants	504	—	—	504
Affiliated Partnership	—	101,650	—	101,650
Cash Equivalents	103,475	—	—	103,475
U.S. Treasury Obligations	—	3,040	—	3,040

Total Investments in Securities	$1,941,789	$104,690	$—	$2,046,479

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(156)	$—	$—	$(156)

Total Other Financial Instruments	$(156)	$—	$—	$(156)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%@

Consumer Discretionary — 7.5%
Aeropostale *	211,300	$2,916
American Eagle Outfitters	159,800	2,918
Ascena Retail Group *	234,400	4,090
Autoliv	33,900	2,624
Autozone *	7,025	2,977
Best Buy (A)	29,200	798
Comcast, Cl A	113,850	4,516
CST Brands * (A)	9,911	306
Dillard’s, Cl A	45,400	3,721
DIRECTV *	67,300	4,147
Ford Motor	358,600	5,547
GameStop, Cl A (A)	202,600	8,515
Gannett (A)	108,900	2,664
Gap	76,400	3,188
General Motors *	98,100	3,268
Gildan Activewear, Cl A	23,200	940
Hasbro (A)	55,800	2,501
Jarden *	43,400	1,899
Kohl’s	66,600	3,364
Lear	79,600	4,813
Macy’s	266,400	12,787
Magna International, Cl A	36,400	2,592
Newell Rubbermaid, Cl B	85,000	2,231
RadioShack * (A)	21,600	68
Staples (A)	253,165	4,015
Target, Cl A	31,100	2,142
Time Warner Cable, Cl A	22,000	2,475
Viacom, Cl B	101,600	6,914
Whirlpool	66,600	7,616

		106,552

Consumer Staples — 6.7%
Altria Group	62,600	2,190
Archer-Daniels-Midland	65,300	2,214
Avon Products	113,700	2,391
Campbell Soup	53,020	2,375
Colgate-Palmolive	72,780	4,170
CVS Caremark	197,500	11,293
Dr Pepper Snapple Group	47,800	2,196
Energizer Holdings	29,700	2,985
Green Mountain Coffee Roasters * (A)	18,500	1,389
Hershey (A)	63,100	5,634
Hillshire Brands	52,900	1,750
Ingredion	41,000	2,690
Kimberly-Clark	25,800	2,506
Kroger	276,900	9,564
Molson Coors Brewing, Cl B	106,500	5,097
PepsiCo	146,410	11,975
Procter & Gamble	26,800	2,063
Safeway (A)	171,800	4,065
Smithfield Foods *	13,500	442
SUPERVALU * (A)	111,437	693
SYSCO, Cl A (A)	115,600	3,949
Tyson Foods, Cl A	133,300	3,423
Walgreen	47,800	2,113
Wal-Mart Stores	115,950	8,637

		95,804

Description	Shares	Market Value ($ Thousands)

Energy — 14.5%
Anadarko Petroleum, Cl A	26,900	$2,312
Apache	78,325	6,566
Baker Hughes	90,225	4,162
Cameco	94,300	1,948
Chevron	323,300	38,259
ConocoPhillips (A)	247,500	14,974
Consol Energy	80,600	2,184
CVR Energy (A)	40,200	1,905
EOG Resources	16,600	2,186
EQT	26,900	2,135
Exxon Mobil	580,195	52,421
Halliburton	166,500	6,947
Helmerich & Payne	34,400	2,148
Hess	36,200	2,407
Marathon Oil	322,980	11,169
Marathon Petroleum	160,310	11,392
Murphy Oil (A)	176,310	10,735
Nabors Industries	98,000	1,500
National Oilwell Varco, Cl A	58,900	4,058
Noble Energy	43,200	2,594
Occidental Petroleum	71,570	6,386
Patterson-UTI Energy (A)	75,100	1,454
Phillips 66	55,800	3,287
Schlumberger, Cl A	56,615	4,057
Superior Energy Services *	45,300	1,175
Tesoro	40,700	2,129
Valero Energy	158,400	5,508

		205,998

Financials — 25.1%
ACE	24,000	2,147
Aflac	128,455	7,466
Allied World Assurance Holdings	21,100	1,931
Allstate	301,700	14,518
American Express	110,600	8,268
American Financial Group	25,300	1,237
American International Group *	34,400	1,538
Ameriprise Financial	80,500	6,511
Assurant	84,600	4,307
AvalonBay Communities †	16,700	2,253
Axis Capital Holdings	80,100	3,667
Bank of America	1,102,600	14,179
Bank of New York Mellon	52,600	1,475
Capital One Financial	69,665	4,376
CBL & Associates Properties † (A)	83,500	1,789
CBOE Holdings	61,600	2,873
CBRE Group, Cl A *	195,595	4,569
Chubb	32,400	2,743
Citigroup	571,960	27,437
Discover Financial Services	203,400	9,690
Endurance Specialty Holdings	39,000	2,007
Everest Re Group	105,315	13,508
Fifth Third Bancorp	662,200	11,953
Goldman Sachs Group	81,700	12,357
Hartford Financial Services Group	191,900	5,933
Hospitality Properties Trust †	58,400	1,535
Huntington Bancshares	1,025,300	8,080
IntercontinentalExchange * (A)	13,500	2,400

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Invesco	100,500	$3,196
JPMorgan Chase	733,200	38,706
KeyCorp	751,100	8,292
Lazard, Cl A	120,849	3,885
Lincoln National	130,900	4,774
McGraw-Hill	53,625	2,852
MetLife	272,800	12,483
MSCI, Cl A *	86,260	2,870
PartnerRe	80,900	7,326
PNC Financial Services Group	108,000	7,875
Protective Life (A)	71,200	2,735
Prudential Financial	54,100	3,951
Realogy Holdings *	25,700	1,235
Regions Financial	1,243,100	11,847
RenaissanceRe Holdings	56,300	4,886
State Street	46,200	3,013
Travelers	112,400	8,983
Unum Group (A)	79,300	2,329
US Bancorp	126,400	4,569
Wells Fargo	819,100	33,804
Weyerhaeuser †	124,960	3,560
Willis Group Holdings	87,300	3,560

		357,478

Health Care — 13.7%
Abbott Laboratories	28,700	1,001
AbbVie	28,700	1,186
Actavis *	12,700	1,603
Aetna, Cl A	163,800	10,408
Agilent Technologies	84,005	3,592
AmerisourceBergen	103,600	5,784
Amgen, Cl A	104,640	10,324
Baxter International	66,500	4,606
Biogen Idec *	19,600	4,218
Cardinal Health	69,900	3,299
CareFusion *	78,800	2,904
Celgene, Cl A *	15,300	1,788
Cigna	110,500	8,010
Covidien	56,000	3,519
Endo Pharmaceuticals Holdings *	33,500	1,232
Express Scripts Holding *	37,300	2,301
Forest Laboratories, Cl A *	107,530	4,409
Hologic *	174,480	3,368
Humana	86,900	7,333
Johnson & Johnson	335,195	28,780
McKesson	84,700	9,698
Merck (A)	171,600	7,971
Pfizer	1,179,600	33,041
St. Jude Medical	131,935	6,020
Teleflex	42,490	3,293
United Therapeutics *	92,400	6,082
UnitedHealth Group	69,600	4,557
Warner Chilcott, Cl A	145,600	2,894
WellPoint	73,100	5,983
Zimmer Holdings	78,100	5,853

		195,057

Industrials — 10.1%
AGCO	87,500	4,392
Alaska Air Group * (A)	56,800	2,954
Boeing	27,000	2,766
Caterpillar, Cl A	67,300	5,552

Description	Shares	Market Value ($ Thousands)

Deere	38,700	$3,144
Delta Air Lines, Cl A	216,100	4,043
Diana Shipping * (A)	250,736	2,517
Dover	34,400	2,671
Emerson Electric	66,050	3,602
Engility Holdings * (A)	9,516	270
Exelis	235,800	3,252
Fluor	61,400	3,642
General Dynamics	24,800	1,943
General Electric	658,175	15,263
GrafTech International * (A)	416,910	3,035
Honeywell International	33,300	2,642
Illinois Tool Works	47,950	3,317
Ingersoll-Rand	87,690	4,868
ITT	135,065	3,972
Joy Global	58,800	2,854
KBR	30,400	988
L-3 Communications Holdings	116,800	10,014
Lockheed Martin	58,200	6,312
Norfolk Southern	23,800	1,729
Northrop Grumman	194,430	16,099
Oshkosh Truck *	101,400	3,850
Parker Hannifin, Cl A	19,400	1,851
Raytheon	208,600	13,793
Rockwell Collins (A)	60,780	3,854
RR Donnelley & Sons (A)	144,100	2,019
SPX	30,200	2,174
Union Pacific	32,000	4,937

		144,319

Information Technology — 10.0%
Amdocs	165,500	6,138
Apple	10,151	4,021
Automatic Data Processing	58,030	3,996
Avnet *	49,000	1,646
CA	235,300	6,737
Check Point Software Technologies * (A)	122,170	6,069
Cisco Systems	1,131,300	27,502
Computer Sciences	22,600	989
Corning, Cl B	175,400	2,496
Dell	75,500	1,008
EMC (A)	214,085	5,057
First Solar * (A)	23,700	1,060
Harris	35,200	1,733
Hewlett-Packard	222,600	5,520
Ingram Micro, Cl A *	216,300	4,108
Intel (A)	161,300	3,907
International Business Machines	12,400	2,370
LSI Logic *	732,590	5,231
Marvell Technology Group	266,100	3,116
Mastercard, Cl A	3,475	1,996
Microsoft	375,160	12,954
Oracle, Cl B	97,900	3,008
Riverbed Technology * (A)	226,600	3,526
SanDisk *	35,300	2,157
Seagate Technology	122,200	5,478
Symantec, Cl A	213,600	4,800
TE Connectivity	46,300	2,108
Tech Data *	33,500	1,578
Vishay Intertechnology * (A)	103,400	1,436

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Western Digital	122,700	$7,618
Xerox	384,995	3,492

		142,855

Materials — 4.4%
CF Industries Holdings	23,000	3,944
Crown Holdings *	120,900	4,973
Domtar	15,100	1,004
E.I. Du Pont de Nemours	124,970	6,561
Eastman Chemical	92,200	6,455
Freeport-McMoRan Copper & Gold, Cl B	143,700	3,967
Huntsman	135,000	2,236
LyondellBasell Industries, Cl A	84,000	5,566
Mosaic	71,700	3,858
Newmont Mining	92,040	2,757
Owens-Illinois *	249,590	6,936
Packaging Corp of America	62,100	3,040
Rock Tenn, Cl A	26,600	2,657
Sealed Air	175,606	4,206
WR Grace *	47,840	4,020

		62,180

Telecommunication Services — 1.4%
AT&T	412,200	14,592
Sprint Nextel *	312,700	2,195
Verizon Communications	69,300	3,489

		20,276

Utilities — 3.2%
AES	338,000	4,052
Ameren	52,200	1,798
American Electric Power	257,300	11,522
Duke Energy	33,000	2,228
Edison International	134,600	6,482
Entergy	68,800	4,794
NV Energy	262,500	6,158
Public Service Enterprise Group	160,100	5,229
Westar Energy	82,100	2,624

		44,887

Total Common Stock (Cost $1,156,262) ($ Thousands)		1,375,406

EXCHANGE TRADED FUND — 0.3%
SPDR Gold Shares (A)	32,320	3,851

Total Exchange Traded Fund (Cost $4,726) ($ Thousands)		3,851

AFFILIATED PARTNERSHIP — 5.8%
SEI Liquidity Fund, L.P. 0.100% ** †† (B)	82,314,665	82,315

Total Affiliated Partnership (Cost $82,315) ($ Thousands)		82,315

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	44,862,886	$44,863

Total Cash Equivalent (Cost $44,863) ($ Thousands)		44,863

U.S. TREASURY OBLIGATIONS (C) (D) — 0.0%
U.S. Treasury Bills
0.130%, 7/25/2013	$129	129
0.088%, 2/6/2014	368	367
0.040%, 1/9/2014	234	234

Total U.S. Treasury Obligations (Cost $731) ($ Thousands)		730

Total Investments — 105.8% (Cost $1,288,897) ($ Thousands) ‡		$1,507,165

A list of the open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	18	Sep-2013	$6
S&P 500 Index E-MINI	168	Sep-2013	(101)

			$(95)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,424,139 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

@	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $80,296 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $82,315 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,288,897 ($ Thousands), and the unrealized appreciation and depreciation were $286,546 ($ Thousands) and ($68,278) ($ Thousands) respectively.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,375,406	$—	$—	$1,375,406
Exchange Traded Fund	3,851	—	—	3,851
Affiliated Partnership	—	82,315	—	82,315
Cash Equivalent	44,863	—	—	44,863
U.S. Treasury Obligations	—	730	—	730

Total Investments in Securities	$1,424,120	$83,045	$—	$1,507,165

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(95)	$—	$—	$(95)

Total Other Financial Instruments	$(95)	$—	$—	$(95)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2% ‡

Consumer Discretionary — 15.6%
AMC Networks, Cl A *	31,300	$2,047
CarMax *	4,000	185
CBS, Cl B	1,900	93
Chico’s FAS (A)	6,600	112
Cinemark Holdings	33,900	947
Comcast, Cl A	333,600	13,971
Delphi Automotive	64,700	3,280
Discovery Communications, Cl A * (A)	117,100	9,041
DISH Network, Cl A *	55,700	2,369
Dunkin’ Brands Group (A)	18,200	779
Fossil Group *	105,783	10,928
Goodyear Tire & Rubber *	14,400	220
H&R Block	98,000	2,719
Hanesbrands (A)	26,900	1,383
Home Depot	236,300	18,306
International Game Technology	80,400	1,344
Jarden *	15,700	687
L Brands	224,325	11,048
Lamar Advertising, Cl A *	34,800	1,510
Las Vegas Sands	7,800	413
Liberty Global, Cl A * (A)	162,609	12,046
Liberty Media *	3,300	418
Liberty Media - Interactive, Cl A *	869,760	20,013
Liberty Ventures, Ser A *	2,100	179
LKQ *	132,400	3,409
Lowe’s	72,200	2,953
Madison Square Garden Cl A *	1,400	83
Morningstar, Cl A	2,000	155
NetFlix * (A)	10,700	2,259
News, Cl A * (A)	215,300	7,019
Nike, Cl B	155,725	9,917
NVR *	2,600	2,397
priceline.com *	21,950	18,155
PVH	1,300	163
Sally Beauty Holdings *	212,475	6,608
Snap-on	3,100	277
Starbucks	276,849	18,131
Starz - Liberty Capital *	3,200	71
Tempur-Pedic International * (A)	5,500	242
Tesla Motors * (A)	1,200	129
Time Warner Cable, Cl A	138,400	15,567
TripAdvisor *	4,600	280
Tupperware Brands	25,400	1,973
Urban Outfitters *	25,700	1,034
Viacom, Cl B	6,500	442
Walt Disney	107,300	6,776
Williams-Sonoma (A)	1,600	89

		212,167

Consumer Staples — 7.4%
Altria Group	18,897	661
Brown-Forman, Cl B	27,000	1,824
Campbell Soup	37,900	1,698
Church & Dwight	6,300	389
Clorox	2,900	241
Coca-Cola Enterprises	11,700	411

Description	Shares	Market Value ($ Thousands)

Costco Wholesale	115,144	$12,731
CVS Caremark	2,100	120
Estee Lauder, Cl A	199,987	13,153
Flowers Foods	19,500	430
General Mills, Cl A	10,500	510
Green Mountain Coffee Roasters * (A)	15,600	1,171
Hershey	6,600	589
Hillshire Brands	15,400	509
Hormel Foods	32,000	1,235
Ingredion	9,800	643
Kellogg	55,700	3,578
Kimberly-Clark	37,400	3,633
Kraft Foods	6,000	335
Kroger	53,900	1,862
McCormick (A)	76,000	5,347
Mead Johnson Nutrition, Cl A	185,459	14,694
Philip Morris International	55,397	4,799
Procter & Gamble	3,300	254
Safeway (A)	4,400	104
Walgreen	408,500	18,056
Whole Foods Market	226,988	11,685

		100,662

Energy — 7.5%
Atwood Oceanics, Cl A *	3,100	161
Cabot Oil & Gas	69,100	4,908
Cheniere Energy * (A)	61,700	1,713
Core Laboratories (A)	93,988	14,254
Dresser-Rand Group *	17,000	1,020
EOG Resources	183,375	24,147
FMC Technologies * (A)	264,648	14,736
Halliburton	13,500	563
Helmerich & Payne	12,000	749
Kinder Morgan	547,069	20,871
Noble Energy	35,000	2,101
Pioneer Natural Resources	6,400	926
Schlumberger, Cl A	204,559	14,659
Williams	54,800	1,779

		102,587

Financials — 7.2%
Affiliated Managers Group *	12,200	2,000
American Tower, Cl A †	4,500	329
Aon	5,800	373
Arch Capital Group * (A)	9,700	499
BlackRock	25,800	6,627
CBOE Holdings	26,300	1,227
CBRE Group, Cl A *	14,400	336
Charles Schwab	733,639	15,575
CME Group	145,925	11,087
Eaton Vance	63,500	2,387
Equity Lifestyle Properties †	1,300	102
Extra Space Storage †	35,500	1,489
Franklin Resources	7,900	1,075
Hanover Insurance Group, Cl A	2,500	122
IntercontinentalExchange * (A)	83,825	14,901
Lazard, Cl A (B)	36,600	1,177
Leucadia National	14,300	375
McGraw-Hill	74,600	3,968
Moody’s	82,700	5,039
Plum Creek Timber †	62,700	2,926

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Progressive	599,686	$15,244
Rayonier †	61,100	3,384
T. Rowe Price Group	5,000	366
Travelers	22,200	1,774
Validus Holdings	2,900	105
Waddell & Reed Financial, Cl A	51,000	2,218
Weyerhaeuser †	106,100	3,023

		97,728

Health Care — 14.2%
Abbott Laboratories	25,500	889
AbbVie	38,600	1,596
Actavis *	35,900	4,531
Agilent Technologies	7,200	308
Allergan	196,900	16,587
AmerisourceBergen	31,800	1,775
Amgen, Cl A	135,700	13,388
Ariad Pharmaceuticals *	97,800	1,711
Baxter International	92,500	6,407
Becton Dickinson	3,400	336
Biogen Idec *	4,000	861
Cardinal Health	8,100	382
Celgene, Cl A *	175,500	20,518
Charles River Laboratories International *	4,800	197
Covance * (A)	141,237	10,754
DaVita HealthCare Partners *	148,993	17,998
Edwards Lifesciences, Cl A *	1,900	128
Eli Lilly	78,900	3,876
Express Scripts Holding *	312,155	19,257
Gilead Sciences *	82,100	4,204
HCA Holdings *	44,900	1,619
Idexx Laboratories * (A)	106,324	9,546
Illumina * (A)	33,800	2,530
Intuitive Surgical *	32,438	16,432
Life Technologies *	7,800	577
Medivation *	3,100	152
Medtronic	500	26
Mettler Toledo International * (A)	15,400	3,098
Mylan *	188,900	5,861
Novo Nordisk ADR	69,082	10,706
Perrigo	70,700	8,555
Regeneron Pharmaceuticals * (A)	11,500	2,586
ResMed (A)	59,800	2,699
Sirona Dental Systems, Cl A *	5,600	369
St. Jude Medical	11,600	529
Stryker	2,100	136
Tenet Healthcare *	2,100	97
United Therapeutics *	19,100	1,257
Universal Health Services, Cl B	1,500	101
Zimmer Holdings	3,600	270
Zoetis *	4,500	139

		192,988

Industrials — 8.2%
BE Aerospace *	49,700	3,135
Chicago Bridge & Iron	29,700	1,772
Colfax *	4,200	219
Copa Holdings, Cl A	14,200	1,862

Description	Shares	Market Value ($ Thousands)

Copart *	58,300	$1,796
Danaher, Cl A	235,456	14,904
Deere	26,000	2,112
Delta Air Lines, Cl A	148,700	2,782
Eaton	33,600	2,211
Emerson Electric	10,500	573
Equifax	20,800	1,226
Expeditors International of Washington	4,600	175
FedEx	1,200	118
Flowserve	80,700	4,359
Fluor	304,798	18,077
Fortune Brands Home & Security	11,000	426
Hertz Global Holdings *	52,600	1,305
IDEX	7,600	409
Ingersoll-Rand	80,800	4,486
ITT	10,500	309
Kansas City Southern	20,500	2,172
Kirby *	10,200	811
Lennox International	20,000	1,291
Lincoln Electric Holdings	14,900	853
Manitowoc (A)	66,300	1,187
Masco	186,400	3,633
Pall	9,600	638
Robert Half International	15,800	525
Rockwell Automation	27,700	2,303
Rockwell Collins (A)	24,700	1,566
Roper Industries	106,730	13,258
Southwest Airlines, Cl A	38,100	491
SPX	1,200	86
Stericycle, Cl A *	130,646	14,427
Stratasys * (A)	3,500	293
TransDigm Group *	18,200	2,853
United Continental Holdings *	9,800	307
United Rentals * (A)	26,500	1,323
United Technologies	5,100	474
Valmont Industries	4,700	673
Wabtec	12,500	668

		112,088

Information Technology — 29.2%
Accenture, Cl A	157,486	11,333
Adobe Systems *	477,500	21,755
Alliance Data Systems * (A)	14,400	2,607
Amphenol, Cl A	152,290	11,870
Ansys *	116,335	8,504
Apple	114,651	45,411
Autodesk, Cl A *	15,300	519
Cadence Design Systems * (A)	107,600	1,558
Citrix Systems *	143,010	8,628
Cognizant Technology Solutions, Cl A *	106,514	6,669
DST Systems	1,700	111
eBay *	310,500	16,059
Facebook, Cl A *	6,600	164
FleetCor Technologies *	25,100	2,041
Genpact *	519,231	9,990
Google, Cl A *	52,718	46,411
Harris	9,900	487
International Business Machines	9,274	1,772

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Intuit	252,625	$15,418
IPG Photonics * (A)	14,000	850
Iron Mountain	3,300	88
Jack Henry & Associates	6,200	292
LinkedIn, Cl A *	1,600	285
Mastercard, Cl A	69,303	39,814
Maxim Integrated Products	4,400	122
Microsoft	84,058	2,903
Motorola Solutions	12,500	722
National Instruments	279,392	7,806
NetApp (A)	331,012	12,506
NeuStar, Cl A *	22,800	1,110
Oracle, Cl B	47,900	1,471
Qualcomm	601,654	36,749
Rackspace Hosting *	51,300	1,944
Salesforce.com * (A)	245,980	9,391
Solera Holdings	38,900	2,165
Symantec, Cl A	12,800	288
Teradata *	202,625	10,178
Trimble Navigation *	43,300	1,126
VeriFone Holdings *	161,150	2,709
VeriSign *	206,525	9,224
Visa, Cl A (A)	239,925	43,846
Zebra Technologies, Cl A *	4,100	178

		397,074

Materials — 3.9%
Airgas	2,000	191
Eastman Chemical	67,600	4,733
Ecolab	146,690	12,497
International Flavors & Fragrances	7,600	571
LyondellBasell Industries, Cl A	12,600	835
Monsanto	38,000	3,754
NewMarket (A)	1,700	446
Owens-Illinois *	16,200	450
Packaging Corp of America	45,900	2,247
PPG Industries	22,100	3,236
Rock Tenn, Cl A	2,800	280
Rockwood Holdings	1,400	90
Sherwin-Williams, Cl A	48,200	8,512
Southern Copper (A)	76,100	2,102
Syngenta ADR (A)	124,621	9,703
Valspar	40,300	2,606
Westlake Chemical	2,400	231
WR Grace *	1,600	135

		52,619

Telecommunication Services — 2.9%
Crown Castle International *	460,925	33,366
SBA Communications, Cl A * (A)	71,000	5,263
Verizon Communications	7,900	398

		39,027

Utilities — 0.1%
ITC Holdings	9,500	867
Oneok	3,000	124
Questar	3,900	93

		1,084

Total Common Stock (Cost $1,124,650) ($ Thousands)		1,308,024

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants
WARRANTS — 0.0%
Kinder Morgan Expires 2017 *	171,592	$879

Total Warrants (Cost $327) ($Thousands)		879

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.
0.100% ** †† (B)	106,297,301	106,297

Total Affiliated Partnership (Cost $106,297) ($ Thousands)		106,297

CASH EQUIVALENTS — 3.8%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010% **	4,149,608	4,150
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	47,663,187	47,663

Total Cash Equivalents (Cost $51,813) ($ Thousands)		51,813

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.088%, 2/6/2014	$728	727
0.040%, 1/9/2014	337	337
0.036%, 7/25/2013	132	132

Total U.S. Treasury Obligations (Cost $1,197) ($ Thousands)		1,196

Total Investments — 107.9% (Cost $1,284,284) ($ Thousands) ‡‡		$1,468,209

A list of the open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	318	Sep-2013	$(619)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2013

Percentages are based on Net Assets of $1,360,641 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $103,215 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $106,297 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,284,284 ($ Thousands), and the unrealized appreciation and depreciation were $211,370 ($ Thousands) and ($27,445) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,308,024	$—	$—	$1,308,024
Warrants	879	—	—	879
Affiliated Partnership	—	106,297	—	106,297
Cash Equivalents	51,813	—	—	51,813
U.S. Treasury Obligations	—	1,196	—	1,196

Total Investments in Securities	$1,360,716	$107,493	$—	$1,468,209

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(619)	$—	$—	$(619)

Total Other Financial Instruments	$(619)	$—	$—	$(619)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 12.7%
ADT, Cl A	1,662	$66
Amazon.com, Cl A *	5,145	1,429
Autoliv	22,650	1,753
Bed Bath & Beyond *	21,011	1,490
Best Buy (A)	86,319	2,359
Big Lots *	10,863	343
CarMax *	1,883	87
CBS, Cl B	208,745	10,201
Charter Communications, Cl A	53,061	6,572
Chipotle Mexican Grill, Cl A *	13,788	5,024
Coach	191,710	10,945
Comcast, Cl A	113,363	4,748
CST Brands * (A)	26,846	827
Darden Restaurants	3,127	158
Dillard’s, Cl A	44,361	3,636
DIRECTV *	58,230	3,588
Discovery Communications, Cl A * (A)	26,104	2,015
DISH Network, Cl A *	17,303	736
DR Horton (A)	6,500	138
Family Dollar Stores	701	44
Foot Locker, Cl A	30,000	1,054
Ford Motor	331,726	5,132
Fossil Group *	45,038	4,653
GameStop, Cl A (A)	179,661	7,551
Gannett	176,643	4,321
Gap	110,419	4,608
General Motors *	4,749	158
Genuine Parts	2,400	187
Gildan Activewear, Cl A	38,829	1,573
H&R Block	52,113	1,446
Harley-Davidson, Cl A	184,226	10,099
Harman International Industries, Cl A	20,969	1,137
Hasbro (A)	9,640	432
Home Depot	119,248	9,238
International Game Technology	28,909	483
Interpublic Group	2,743	40
Johnson Controls	4,300	154
Kohl’s	12,965	655
L Brands	100,000	4,925
Las Vegas Sands	4,119	218
Lear	83,509	5,049
Liberty Global, Cl A *	3,095	229
Liberty Media - Interactive, Cl A *	460,446	10,595
LKQ *	13,165	339
Lowe’s	45,020	1,841
Macy’s	156,997	7,536
Magna International, Cl A	36,582	2,605
Marriott International, Cl A	11	—
Mattel	6,987	317
McDonald’s	6,294	623
MGM Mirage * (A)	33,662	497
Newell Rubbermaid, Cl B	63,977	1,679
News, Cl B *	235,000	7,713
News, Cl A * (A)	194,747	6,349
Nike, Cl B	293,208	18,671

Description	Shares	Market Value ($ Thousands)

Nordstrom	194,765	$11,674
Omnicom Group (A)	3,479	219
Panera Bread, Cl A * (A)	11,864	2,206
PetSmart	1,608	108
Polaris Industries	600	57
priceline.com *	13,299	11,000
Ralph Lauren, Cl A	40,282	6,999
Royal Caribbean Cruises	3,900	130
Sally Beauty Holdings *	109,955	3,419
Sears Holdings * (A)	900	38
Signet Jewelers	40,637	2,740
Sirius XM Radio * (A)	19,560	65
Staples (A)	4,274	68
Starbucks	148,278	9,711
Starwood Hotels & Resorts Worldwide	4,743	300
Target, Cl A	238,820	16,445
Tempur-Pedic International * (A)	21,091	926
Time Warner	41,985	2,428
Time Warner Cable, Cl A	65,563	7,374
TJX	4,954	248
Tupperware Brands	5,517	429
Under Armour, Cl A * (A)	36,265	2,165
Urban Outfitters *	763	31
VF (A)	1,187	229
Walt Disney	184,974	11,681
Washington Post, Cl B	809	391
Whirlpool	71,496	8,176
Wyndham Worldwide	55,235	3,161
Yum! Brands	49,295	3,418

		284,102

Consumer Staples — 9.5%
Altria Group	89,960	3,148
Anheuser-Busch InBev ADR	116,683	10,532
Archer-Daniels-Midland	146,608	4,971
Beam	8,611	544
Bunge	22,852	1,617
Church & Dwight	11,874	733
Clorox	832	69
Coca-Cola	97,088	3,894
Coca-Cola Enterprises	20,024	704
Colgate-Palmolive	6,566	376
ConAgra Foods	104,910	3,665
Constellation Brands, Cl A *	10,975	572
Costco Wholesale	208,096	23,009
CVS Caremark	329,617	18,847
Dean Foods * (A)	69,649	698
Dr Pepper Snapple Group	25,908	1,190
Estee Lauder, Cl A	338,546	22,266
Green Mountain Coffee Roasters * (A)	11,520	865
Herbalife (A)	10,600	479
Hershey	47,876	4,274
Ingredion	39,774	2,610
JM Smucker	7,014	724
Kellogg	11,489	738
Kimberly-Clark	41,873	4,068
Kraft Foods	13,143	734
Kroger	267,391	9,236
Lorillard	4,948	216

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Mead Johnson Nutrition, Cl A	167,228	$13,249
PepsiCo	80,100	6,551
Philip Morris International	106,125	9,193
Procter & Gamble	139,289	10,724
Reynolds American (A)	47,973	2,320
Safeway (A)	107,954	2,554
Smithfield Foods *	59,164	1,938
SYSCO, Cl A (A)	6,029	206
Tyson Foods, Cl A	319,524	8,205
Walgreen	281,641	12,449
Wal-Mart Stores	80,508	5,997
WhiteWave Foods, Cl A * (A)	17,791	289
Whole Foods Market	327,550	16,862

		211,316

Energy — 9.6%
Anadarko Petroleum, Cl A	3,563	306
Apache	25,479	2,136
Cameron International *	5,018	307
Chesapeake Energy (A)	4,174	85
Chevron	277,584	32,849
Cimarex Energy	5,845	380
Concho Resources *	900	75
ConocoPhillips	257,902	15,603
Core Laboratories (A)	53,712	8,146
CVR Energy	13,031	618
Devon Energy	6,790	352
Energen	750	39
EOG Resources	105,210	13,854
EQT	2,100	167
Exxon Mobil	479,065	43,283
FMC Technologies * (A)	145,690	8,112
Halliburton	45,623	1,903
Helmerich & Payne	18,000	1,124
Hess	56,830	3,779
HollyFrontier	43,776	1,873
Kinder Morgan	302,468	11,539
Marathon Oil	210,868	7,292
Marathon Petroleum	168,109	11,946
Murphy Oil	96,903	5,900
Nabors Industries	33,146	508
National Oilwell Varco, Cl A	44,172	3,044
Noble Energy	92,668	5,564
Occidental Petroleum	62,567	5,583
Phillips 66	155,912	9,185
Pioneer Natural Resources	2,401	347
Schlumberger, Cl A	108,211	7,754
SM Energy	1,000	60
Spectra Energy	6,373	220
Superior Energy Services *	66,871	1,735
Tesoro	20,299	1,062
Valero Energy	195,730	6,805
Williams	5,410	176

		213,711

Financials — 16.4%
ACE	32,344	2,894
Affiliated Managers Group *	1,000	164
Aflac	68,072	3,956
Allied World Assurance Holdings	37,344	3,417
Allstate	172,676	8,309
American Capital *	203,075	2,573

Description	Shares	Market Value ($ Thousands)

American Express	6,330	$473
American Financial Group	39,790	1,946
American International Group *	286,260	12,796
American Tower, Cl A †	2,495	183
Ameriprise Financial	104,344	8,439
Annaly Capital Management †	143,506	1,804
Arch Capital Group * (A)	6,051	311
Associated Banc-Corp	21,133	329
Assurant	132,522	6,747
AvalonBay Communities †	1,788	241
Axis Capital Holdings	52,686	2,412
Bank of America	737,209	9,480
Bank of New York Mellon	51,336	1,440
BB&T	51,249	1,736
Berkshire Hathaway, Cl B *	43,666	4,887
BlackRock	2,401	617
Boston Properties †	4,827	509
Brandywine Realty Trust † (A)	101,137	1,367
Capital One Financial	189,882	11,926
CBL & Associates Properties †	43,851	939
CBRE Group, Cl A *	2,800	65
Charles Schwab	673,174	14,291
Chubb	36,800	3,115
Citigroup	586,468	28,133
CME Group	87,815	6,672
Cullen/Frost Bankers (A)	15,682	1,047
DDR † (A)	57,863	964
Digital Realty Trust, Cl A † (A)	1,300	79
Discover Financial Services	241,586	11,509
Equity Residential †	4,687	272
Everest Re Group	65,839	8,444
Fidelity National Financial, Cl A (A)	5,399	129
Fifth Third Bancorp	491,034	8,863
Franklin Resources	1,489	203
Fulton Financial	25,026	287
Genworth Financial, Cl A *	83,086	948
Goldman Sachs Group	71,669	10,840
Hartford Financial Services Group	101,910	3,151
HCP †	10,920	496
Health Care †	5,009	336
Hospitality Properties Trust †	55,114	1,449
Host Hotels & Resorts †	15,849	267
Huntington Bancshares	616,445	4,858
IntercontinentalExchange * (A)	50,225	8,928
JPMorgan Chase	760,992	40,173
KeyCorp	997,856	11,016
Kimco Realty † (A)	15,742	337
Lincoln National	194,517	7,094
Loews	41,908	1,861
Macerich † (A)	5,647	344
MetLife	56,878	2,603
MFA Financial †	109,743	927
Morgan Stanley	24,877	608
PartnerRe	73,947	6,697
People’s United Financial (A)	23,725	354
PNC Financial Services Group	83,700	6,104
Popular *	44,819	1,359
Progressive	324,035	8,237
ProLogis †	14,709	555

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Protective Life (A)	103,767	$3,986
Prudential Financial	44,724	3,266
Public Storage †	4,106	630
Raymond James Financial	4,992	215
Regions Financial	783,830	7,470
Reinsurance Group of America, Cl A	56,545	3,908
RenaissanceRe Holdings	16,714	1,451
Simon Property Group †	10,072	1,591
SLM	76,532	1,750
State Street	40,538	2,643
SunTrust Banks	16,281	514
Torchmark, Cl A (A)	11,690	761
Travelers	127,328	10,176
Unum Group (A)	110,928	3,258
US Bancorp	133,779	4,836
Validus Holdings	28,272	1,021
Ventas †	7,372	512
Vornado Realty Trust †	5,334	442
Wells Fargo	593,534	24,495
Weyerhaeuser †	17,503	499

		366,934

Health Care — 13.7%
Abbott Laboratories	99,343	3,465
AbbVie	73,287	3,030
Aetna, Cl A	56,625	3,598
Agilent Technologies	5,250	225
Alexion Pharmaceuticals *	45,693	4,215
Allergan	123,287	10,386
AmerisourceBergen	88,988	4,968
Amgen, Cl A	200,504	19,782
Baxter International	36,801	2,549
Becton Dickinson	2,360	233
Biogen Idec *	74,365	16,003
Bristol-Myers Squibb	110,516	4,939
Cardinal Health	73,112	3,451
Celgene, Cl A *	168,007	19,641
Cerner *	2,200	211
Cigna	67,984	4,928
Community Health Systems *	39,000	1,828
Covance *	92,947	7,077
Covidien	15,456	971
DaVita HealthCare Partners *	45,627	5,512
Edwards Lifesciences, Cl A *	1,400	94
Eli Lilly	79,137	3,887
Endo Pharmaceuticals Holdings *	29,070	1,070
Express Scripts Holding *	301,632	18,608
Gilead Sciences *	120,443	6,168
HCA Holdings *	96,574	3,482
Health Net, Cl A *	11,102	353
Henry Schein *	1,000	96
Hill-Rom Holdings	14,983	505
Humana	101,522	8,566
Idexx Laboratories * (A)	61,178	5,493
Intuitive Surgical *	13,384	6,780
Johnson & Johnson	339,129	29,118
Life Technologies *	3,691	273
McKesson	31,594	3,618
Medtronic	60,275	3,102
Merck	247,135	11,479

Description	Shares	Market Value ($ Thousands)

Mondelez International, Cl A	349,056	$9,959
Myriad Genetics *	25,341	681
Novo Nordisk ADR	39,474	6,117
Omnicare (A)	75,572	3,606
Patterson	2,100	79
Perrigo	39,865	4,824
Pfizer	1,132,315	31,716
Shire ADR	56,337	5,358
St. Jude Medical	25,000	1,141
United Therapeutics *	71,499	4,706
UnitedHealth Group	57,748	3,781
Warner Chilcott, Cl A	306,692	6,097
Waters *	1,600	160
WellPoint	74,244	6,076
Zimmer Holdings	37,448	2,806

		306,811

Industrials — 8.6%
Aecom Technology *	11,743	373
AGCO	84,302	4,231
Alaska Air Group * (A)	76,867	3,997
Alliant Techsystems	12,536	1,032
Avery Dennison	11,196	479
Babcock & Wilcox	37,080	1,113
Boeing	12,550	1,286
C.H. Robinson Worldwide	2,502	141
Canadian Pacific Railway (A)	78,970	9,586
Carlisle	1,500	93
Caterpillar, Cl A (A)	56,472	4,658
Chicago Bridge & Iron	199	12
CNH Global *	1,600	67
Copa Holdings, Cl A	2,992	392
CSX	10,047	233
Cummins	59,224	6,423
Danaher, Cl A	125,204	7,925
Deere	34,544	2,807
Delta Air Lines, Cl A	291,255	5,450
Donaldson, Cl A	3,800	136
Dover	3,105	241
Eaton	3,913	258
Emerson Electric	4,998	273
Engility Holdings * (A)	13,582	386
Equifax	2,500	147
Expeditors International of Washington	1,343	51
Fastenal, Cl A	5,744	263
FedEx	13,230	1,304
Fluor	173,144	10,269
Fortune Brands Home & Security	1,837	71
General Cable (A)	25,000	769
General Dynamics	19,797	1,551
General Electric	345,912	8,022
Hertz Global Holdings *	4,200	104
Honeywell International	4,905	389
Illinois Tool Works	3,529	244
Ingersoll-Rand	9,146	508
ITT	12,586	370
Jacobs Engineering Group *	17,906	987
Kansas City Southern	61,374	6,503
KBR	46,215	1,502
L-3 Communications Holdings	112,509	9,646

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Lincoln Electric Holdings	16,823	$964
Lockheed Martin	47,417	5,143
Manitowoc (A)	4,100	73
Manpowergroup	18,167	996
Navistar International * (A)	9,626	267
Norfolk Southern	26,000	1,889
Northrop Grumman	156,994	12,999
Oshkosh Truck *	98,940	3,757
Pall (A)	109,286	7,260
Parker Hannifin, Cl A	18,236	1,740
Pentair	171,938	9,919
Precision Castparts	10,755	2,431
Quanta Services *	1,386	37
Raytheon	160,818	10,633
Republic Services	2,031	69
Robert Half International	2,900	96
Roper Industries	62,497	7,763
RR Donnelley & Sons (A)	93,388	1,308
Southwest Airlines, Cl A	109,628	1,413
Stericycle, Cl A *	73,247	8,089
Textron	5,200	135
Timken	41,246	2,321
Tyco International	3,325	110
Union Pacific	79,400	12,250
United Continental Holdings * (A)	43,870	1,373
United Parcel Service, Cl B	4,585	397
United Rentals * (A)	7,390	369
United Technologies	17,341	1,612
URS	44,835	2,117
Waste Management	18,232	735
WW Grainger	762	192

		192,749

Information Technology — 18.5%
Accenture, Cl A	140,841	10,135
Activision Blizzard	17,055	243
Adobe Systems *	544,064	24,788
Alliance Data Systems * (A)	1,100	199
Altera	56,210	1,854
Amdocs	69,042	2,561
Amphenol, Cl A	97,621	7,609
Analog Devices	80,454	3,625
Ansys *	62,424	4,563
Apple	69,546	27,546
Applied Materials	543,345	8,101
Atmel *	156,217	1,148
Autodesk, Cl A *	31,671	1,075
Avnet *	37,042	1,245
BMC Software *	18,754	846
Brocade Communications Systems *	180,808	1,042
CA	119,197	3,413
Cisco Systems	933,000	22,681
Citrix Systems *	64,681	3,902
Cognizant Technology Solutions, Cl A *	45,473	2,847
Computer Sciences	28,981	1,268
Corning, Cl B	174,210	2,479
Dell	123,492	1,648
DST Systems	11,635	760
eBay *	140,413	7,262

Description	Shares	Market Value ($ Thousands)

Electronic Arts *	58,203	$1,337
EMC (A)	439,535	10,382
Equinix *	800	148
Facebook, Cl A *	118,102	2,936
Fidelity National Information Services, Cl B	64,209	2,751
First Solar * (A)	45,560	2,038
Fiserv, Cl A *	21,023	1,838
Genpact *	340,595	6,553
Global Payments	8,847	410
Google, Cl A *	26,677	23,486
Harris	25,220	1,242
Hewlett-Packard	169,831	4,212
Ingram Micro, Cl A *	156,154	2,965
Intel (A)	258,431	6,259
International Business Machines	68,681	13,126
Intuit	156,005	9,521
Juniper Networks *	10,346	200
Lam Research *	5,300	235
Lender Processing Services	79,517	2,572
Lexmark International, Cl A (A)	23,673	724
Marvell Technology Group	337,398	3,951
Mastercard, Cl A	54,425	31,267
Microchip Technology (A)	1,219	46
Microsoft	300,199	10,366
National Instruments	125,452	3,505
NetApp (A)	137,076	5,179
Oracle, Cl B	334,529	10,277
Qualcomm	487,820	29,796
Rackspace Hosting *	1,378	52
Red Hat *	1,214	58
Rovi *	33,373	762
SAIC (A)	111,302	1,550
Salesforce.com * (A)	129,532	4,945
SanDisk *	15,771	963
Seagate Technology	124,758	5,593
Symantec, Cl A	199,824	4,490
TE Connectivity	36,055	1,642
Tech Data *	35,149	1,655
Teradata *	231,705	11,639
Texas Instruments	194,318	6,776
Total System Services	13,564	332
VeriSign * (A)	141,384	6,314
Visa, Cl A	101,051	18,467
Vishay Intertechnology * (A)	88,686	1,232
Western Digital	176,712	10,972
Xerox	526,275	4,773
Yahoo! *	40,887	1,027

		413,404

Materials — 3.1%
Alcoa (A)	114,360	894
Cabot	18,468	691
CF Industries Holdings	20,583	3,530
Commercial Metals, Cl A	35,073	518
Domtar	14,000	931
Dow Chemical, Cl A	311,474	10,020
E.I. Du Pont de Nemours	5,201	273
Eastman Chemical	34,295	2,401
Ecolab	78,941	6,725

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Freeport-McMoRan Copper & Gold, Cl B	12,700	$350
Huntsman	130,787	2,166
International Paper	20,461	907
Louisiana-Pacific *	47,949	709
LyondellBasell Industries, Cl A	195,588	12,960
Martin Marietta Materials, Cl A	550	54
Monsanto	75,004	7,410
Newmont Mining	4,508	135
Owens-Illinois *	32,385	900
Packaging Corp of America	25,000	1,224
PPG Industries	3,000	439
Praxair	2,548	294
Reliance Steel & Aluminum	25,000	1,639
Rock Tenn, Cl A	28,650	2,862
Sherwin-Williams, Cl A	3,368	595
Sigma-Aldrich	2,200	177
Southern Copper (A)	40,000	1,105
Steel Dynamics (A)	94,148	1,404
Syngenta ADR (A)	84,000	6,540
United States Steel (A)	12,086	212
Vulcan Materials	1,097	53
Westlake Chemical	12,337	1,189

		69,307

Telecommunication Services — 2.0%
AT&T	303,353	10,739
CenturyTel	6,892	244
Crown Castle International *	321,932	23,305
SBA Communications, Cl A * (A)	35,000	2,594
Sprint Nextel *	285,000	2,001
T-Mobile US *	1,671	41
Verizon Communications	97,068	4,886

		43,810

Utilities — 1.8%
AES	246,798	2,959
Ameren	133,300	4,591
American Electric Power	179,636	8,044
American Water Works	5,896	243
Centerpoint Energy	4,900	115
CMS Energy	7,966	216
Consolidated Edison	3,405	199
Dominion Resources	5,292	301
DTE Energy	10,523	705
Duke Energy	17,375	1,173
Edison International	79,237	3,816
Entergy	62,049	4,324
Exelon	11,287	348
Hawaiian Electric Industries	3,200	81
MDU Resources Group	2,200	57
National Fuel Gas (A)	1,300	75
NextEra Energy	4,538	370
NV Energy	127,620	2,994
OGE Energy	2,612	178
PG&E	8,566	392
PNM Resources	43,000	954
Public Service Enterprise Group	171,521	5,602
Sempra Energy	1,517	124
Southern	30,000	1,324

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

UGI	710	$28

		39,213

Total Common Stock (Cost $1,473,924) ($ Thousands)		2,141,357

AFFILIATED PARTNERSHIP — 5.7%
SEI Liquidity Fund, L.P.
0.100% ** †† (B)	128,451,141	128,451

Total Affiliated Partnership (Cost $128,451) ($ Thousands)		128,451

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	91,358,818	91,359

Total Cash Equivalent (Cost $91,359) ($ Thousands)		91,359

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.040%, 1/9/2014	$3,241	3,240

Total U.S. Treasury Obligations (Cost $3,241) ($ Thousands)		3,240

Total Investments — 105.8% (Cost $1,696,975) ($ Thousands) ‡		$2,364,407

A list of the open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	720	Sep-2013	$(214)
S&P Mid 400 Index E-MINI	53	Sep-2013	34

			$(180)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2013

Percentages are based on Net Assets of $2,233,975 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $124,621 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $128,451 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,696,975 ($ Thousands), and the unrealized appreciation and depreciation were $674,222 ($ Thousands) and ($6,790) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,141,357	$—	$—	$2,141,357
Affiliated Partnership	—	128,451	—	128,451
Cash Equivalent	91,359	—	—	91,359
U.S. Treasury Obligations	—	3,240	—	3,240

Total Investments in Securities	$2,232,716	$131,691	$—	$2,364,407

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(180)	$—	$—	$(180)

Total Other Financial Instruments	$(180)	$—	$—	$(180)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 12.1%
Abercrombie & Fitch, Cl A	14,400	$652
ADT, Cl A	40,250	1,604
Amazon.com, Cl A *	67,000	18,605
Autonation *	7,626	331
Autozone *	6,694	2,836
Bed Bath & Beyond *	40,233	2,853
Best Buy (A)	50,841	1,389
BorgWarner * (A)	21,300	1,835
Cablevision Systems, Cl A (A)	39,800	669
CarMax * (A)	41,300	1,906
Carnival	81,684	2,801
CBS, Cl B	105,001	5,131
Chipotle Mexican Grill, Cl A *	5,700	2,077
Coach	51,710	2,952
Comcast, Cl A	484,422	20,288
Darden Restaurants (A)	23,913	1,207
Delphi Automotive	53,500	2,712
DIRECTV *	102,800	6,335
Discovery Communications, Cl A * (A)	45,000	3,474
Dollar General * (A)	55,400	2,794
Dollar Tree *	41,200	2,095
DR Horton (A)	51,549	1,097
Expedia (A)	17,150	1,032
Family Dollar Stores	17,522	1,092
Ford Motor	723,180	11,187
Fossil Group *	9,700	1,002
GameStop, Cl A (A)	22,700	954
Gannett	42,147	1,031
Gap	53,331	2,225
Garmin (A)	20,100	727
General Motors *	141,600	4,717
Genuine Parts (A)	28,536	2,228
Goodyear Tire & Rubber *	45,193	691
H&R Block	50,104	1,390
Harley-Davidson, Cl A	41,208	2,259
Harman International Industries, Cl A	12,500	678
Hasbro (A)	21,891	981
Home Depot	268,696	20,816
International Game Technology	49,756	831
Interpublic Group	79,101	1,151
J.C. Penney * (A)	28,080	480
Johnson Controls	126,057	4,512
Kohl’s	37,447	1,891
L Brands	44,227	2,178
Leggett & Platt (A)	26,254	816
Lennar, Cl A (A)	30,407	1,096
Lowe’s	197,336	8,071
Macy’s	70,564	3,387
Marriott International, Cl A	44,052	1,778
Mattel	63,518	2,878
McDonald’s	184,470	18,263
NetFlix * (A)	10,300	2,174
Newell Rubbermaid, Cl B	53,047	1,392
News, Cl A * (A)	366,233	11,939
Nike, Cl B	133,188	8,482
Nordstrom	27,402	1,642

Description	Shares	Market Value ($ Thousands)

Omnicom Group (A)	47,604	$2,993
O’Reilly Automotive *	20,300	2,286
PetSmart (A)	19,000	1,273
priceline.com *	9,480	7,841
PulteGroup *	62,782	1,191
PVH	14,900	1,863
Ralph Lauren, Cl A	11,200	1,946
Ross Stores	40,468	2,623
Scripps Networks Interactive, Cl A	15,600	1,041
Snap-on	10,753	961
Staples (A)	122,114	1,937
Starbucks	137,758	9,022
Starwood Hotels & Resorts Worldwide	35,835	2,264
Target, Cl A	118,019	8,127
Tiffany	22,073	1,608
Time Warner	171,512	9,917
Time Warner Cable, Cl A	53,483	6,016
TJX	132,434	6,630
TripAdvisor * (A)	20,350	1,239
Urban Outfitters *	20,300	816
VF (A)	16,114	3,111
Viacom, Cl B	82,101	5,587
Walt Disney	331,327	20,923
Washington Post, Cl B	855	414
Whirlpool	14,605	1,670
Wyndham Worldwide (A)	25,002	1,431
Wynn Resorts (A)	14,700	1,882
Yum! Brands	82,770	5,739

		323,965

Consumer Staples — 10.0%
Altria Group	369,556	12,931
Archer-Daniels-Midland	121,266	4,112
Avon Products	79,651	1,675
Beam	29,619	1,869
Brown-Forman, Cl B	27,892	1,884
Campbell Soup (A)	32,875	1,473
Clorox (A)	24,242	2,016
Coca-Cola	704,606	28,262
Coca-Cola Enterprises	47,417	1,667
Colgate-Palmolive	161,286	9,240
ConAgra Foods	76,652	2,677
Constellation Brands, Cl A *	29,100	1,517
Costco Wholesale	80,318	8,881
CVS Caremark	225,235	12,879
Dr Pepper Snapple Group	37,500	1,722
Estee Lauder, Cl A	44,200	2,907
General Mills, Cl A	118,582	5,755
Hershey	27,612	2,465
Hormel Foods	25,700	992
JM Smucker	19,748	2,037
Kellogg	46,667	2,997
Kimberly-Clark	70,799	6,877
Kraft Foods	109,399	6,112
Kroger	95,659	3,304
Lorillard	69,528	3,037
McCormick (A)	24,261	1,707
Mead Johnson Nutrition, Cl A	37,234	2,950
Molson Coors Brewing, Cl B	28,846	1,381
Monster Beverage *	26,600	1,617

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

PepsiCo	284,485	$23,268
Philip Morris International	300,865	26,061
Procter & Gamble	504,201	38,819
Reynolds American	58,580	2,833
Safeway (A)	45,846	1,085
SYSCO, Cl A (A)	109,220	3,731
Tyson Foods, Cl A	52,190	1,340
Walgreen	158,644	7,012
Wal-Mart Stores	301,444	22,454
Whole Foods Market	63,500	3,269

		266,815

Energy — 10.4%
Anadarko Petroleum, Cl A	92,280	7,930
Apache	72,100	6,044
Baker Hughes	81,249	3,748
Cabot Oil & Gas	38,800	2,756
Cameron International *	45,600	2,789
Chesapeake Energy (A)	95,500	1,946
Chevron	356,678	42,209
ConocoPhillips	224,943	13,609
Consol Energy	42,100	1,141
Denbury Resources * (A)	68,700	1,190
Devon Energy	69,513	3,606
Diamond Offshore Drilling (A)	12,800	881
Ensco, Cl A	42,900	2,493
EOG Resources	50,044	6,590
EQT	27,700	2,199
Exxon Mobil	817,998	73,906
FMC Technologies *	43,600	2,428
Halliburton	171,479	7,154
Helmerich & Payne	19,600	1,224
Hess	54,975	3,655
Kinder Morgan	116,265	4,436
Marathon Oil	130,356	4,508
Marathon Petroleum	59,778	4,248
Murphy Oil	33,363	2,031
Nabors Industries	54,178	830
National Oilwell Varco, Cl A	78,568	5,413
Newfield Exploration *	24,900	595
Noble	46,600	1,751
Noble Energy	66,100	3,969
Occidental Petroleum	148,259	13,229
Peabody Energy	51,500	754
Phillips 66	113,871	6,708
Pioneer Natural Resources	25,300	3,662
QEP Resources	34,100	947
Range Resources	30,000	2,320
Rowan, Cl A *	22,897	780
Schlumberger, Cl A	244,543	17,524
Southwestern Energy, Cl A *	64,700	2,363
Spectra Energy	123,161	4,244
Tesoro	25,000	1,308
Valero Energy	100,308	3,488
Williams	125,565	4,077
WPX Energy * (A)	36,821	697

		277,380

Financials — 16.4%
ACE	62,600	5,601
Aflac	85,808	4,987
Allstate	86,259	4,151
American Express	175,815	13,144

Description	Shares	Market Value ($ Thousands)

American International Group *	271,608	$12,141
American Tower, Cl A †	72,800	5,327
Ameriprise Financial	37,084	2,999
Aon (A)	56,829	3,657
Apartment Investment & Management, Cl A †	26,839	806
Assurant	14,700	748
AvalonBay Communities †	22,408	3,023
Bank of America	1,983,228	25,504
Bank of New York Mellon	213,486	5,988
BB&T	129,097	4,374
Berkshire Hathaway, Cl B *	335,647	37,566
BlackRock	22,957	5,896
Boston Properties †	27,900	2,943
Capital One Financial	107,462	6,750
CBRE Group, Cl A *	55,900	1,306
Charles Schwab	202,527	4,300
Chubb	47,656	4,034
Cincinnati Financial	27,079	1,243
Citigroup	559,808	26,854
CME Group	56,535	4,295
Comerica	34,383	1,370
Discover Financial Services	90,230	4,298
E*Trade Financial *	53,543	678
Equity Residential †	58,940	3,422
Fifth Third Bancorp	160,911	2,904
Franklin Resources	25,415	3,457
Genworth Financial, Cl A *	94,200	1,075
Goldman Sachs Group	79,256	11,987
Hartford Financial Services Group	83,486	2,581
HCP †	83,600	3,799
Health Care †	52,300	3,506
Host Hotels & Resorts †	138,948	2,344
Hudson City Bancorp, Cl A	87,500	801
Huntington Bancshares	154,275	1,216
IntercontinentalExchange * (A)	13,400	2,382
Invesco	81,800	2,601
JPMorgan Chase	695,357	36,708
KeyCorp	169,383	1,870
Kimco Realty † (A)	75,200	1,611
Legg Mason (A)	21,300	661
Leucadia National	54,300	1,424
Lincoln National	49,398	1,802
Loews	56,549	2,511
M&T Bank (A)	22,561	2,521
Macerich † (A)	25,700	1,567
Marsh & McLennan	101,250	4,042
McGraw-Hill	50,421	2,682
MetLife	201,426	9,217
Moody’s	35,708	2,176
Morgan Stanley	252,461	6,168
NASDAQ OMX Group, Cl A	21,700	711
Northern Trust	40,005	2,316
NYSE Euronext	44,700	1,851
People’s United Financial (A)	62,400	930
Plum Creek Timber †	29,935	1,397
PNC Financial Services Group	97,375	7,101
Principal Financial Group, Cl A (A)	50,748	1,901
Progressive	101,968	2,592

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

ProLogis †	91,300	$3,444
Prudential Financial	85,766	6,263
Public Storage †	26,528	4,067
Regions Financial	260,063	2,478
Simon Property Group †	57,202	9,033
SLM	81,743	1,869
State Street	83,891	5,471
SunTrust Banks	99,196	3,132
T. Rowe Price Group	47,708	3,490
Torchmark, Cl A (A)	17,057	1,111
Travelers	69,252	5,535
Unum Group	49,152	1,444
US Bancorp	340,306	12,302
Ventas †	53,932	3,746
Vornado Realty Trust †	31,273	2,591
Wells Fargo	906,163	37,397
Weyerhaeuser †	104,240	2,970
XL Group, Cl A	53,305	1,616
Zions Bancorporation (A)	35,160	1,015

		438,791

Health Care — 12.9%
Abbott Laboratories	286,746	10,002
AbbVie	291,346	12,044
Actavis *	23,471	2,962
Aetna, Cl A	69,602	4,422
Agilent Technologies	63,406	2,711
Alexion Pharmaceuticals *	35,900	3,311
Allergan	54,566	4,597
AmerisourceBergen	42,492	2,372
Amgen, Cl A	137,955	13,611
Baxter International	99,738	6,909
Becton Dickinson (A)	35,762	3,534
Biogen Idec *	43,700	9,404
Boston Scientific *	248,212	2,301
Bristol-Myers Squibb	302,175	13,504
C.R. Bard	13,788	1,498
Cardinal Health	62,855	2,967
CareFusion *	40,477	1,492
Celgene, Cl A *	76,700	8,967
Cerner * (A)	26,900	2,585
Cigna	52,471	3,804
Covidien	86,600	5,442
DaVita HealthCare Partners *	15,600	1,884
Dentsply International (A)	27,300	1,118
Edwards Lifesciences, Cl A *	20,800	1,398
Eli Lilly	182,430	8,961
Express Scripts Holding *	150,161	9,263
Forest Laboratories, Cl A *	43,163	1,770
Gilead Sciences *	280,644	14,372
Hospira * (A)	30,404	1,165
Humana	28,997	2,447
Intuitive Surgical *	7,420	3,759
Johnson & Johnson	516,782	44,371
Laboratory Corp of America Holdings * (A)	17,063	1,708
Life Technologies *	31,743	2,349
McKesson	41,669	4,771
Medtronic	186,017	9,574
Merck	555,544	25,805
Mondelez International, Cl A	328,298	9,366
Mylan *	70,111	2,176

Description	Shares	Market Value ($ Thousands)

Patterson	15,400	$579
PerkinElmer	20,640	671
Perrigo	16,300	1,972
Pfizer	1,245,591	34,889
Quest Diagnostics (A)	29,024	1,760
Regeneron Pharmaceuticals * (A)	14,100	3,171
St. Jude Medical	52,156	2,380
Stryker	52,842	3,418
Tenet Healthcare *	19,019	877
Thermo Fisher Scientific (A)	66,043	5,589
UnitedHealth Group	187,647	12,287
Varian Medical Systems * (A)	19,900	1,342
Waters * (A)	15,797	1,581
WellPoint	55,298	4,526
Zimmer Holdings	30,955	2,320
Zoetis *	80,647	2,491

		344,549

Industrials — 9.9%
3M	116,782	12,770
Avery Dennison	18,315	783
Boeing	125,632	12,870
C.H. Robinson Worldwide	29,500	1,661
Caterpillar, Cl A	120,997	9,981
Cintas	20,007	911
CSX	188,050	4,361
Cummins	32,440	3,519
Danaher, Cl A	107,096	6,779
Deere	71,402	5,801
Dover (A)	31,437	2,441
Dun & Bradstreet (A)	7,600	741
Eaton	87,010	5,726
Emerson Electric	132,206	7,210
Equifax (A)	22,225	1,310
Expeditors International of Washington	38,000	1,444
Fastenal, Cl A (A)	49,700	2,279
FedEx	54,205	5,344
Flowserve	26,300	1,421
Fluor	29,944	1,776
General Dynamics	61,126	4,788
General Electric	1,902,274	44,114
Honeywell International	144,755	11,485
Illinois Tool Works (A)	76,224	5,272
Ingersoll-Rand	51,100	2,837
Jacobs Engineering Group *	24,100	1,329
Joy Global (A)	20,300	985
Kansas City Southern	20,300	2,151
L-3 Communications Holdings	16,523	1,417
Lockheed Martin	48,894	5,303
Masco	65,668	1,280
Norfolk Southern	57,926	4,208
Northrop Grumman	43,219	3,578
PACCAR	65,091	3,493
Pall	20,495	1,362
Parker Hannifin, Cl A	27,471	2,621
Pentair	37,566	2,167
Pitney Bowes (A)	39,675	582
Precision Castparts	26,900	6,080
Quanta Services *	39,200	1,037
Raytheon	59,768	3,952

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Republic Services	54,583	$1,852
Robert Half International (A)	25,627	852
Rockwell Automation	25,726	2,139
Rockwell Collins (A)	24,978	1,584
Roper Industries	18,200	2,261
Ryder System	10,154	617
Southwest Airlines, Cl A	132,849	1,712
Stanley Black & Decker	29,835	2,306
Stericycle, Cl A *	15,900	1,756
Textron (A)	51,898	1,352
Tyco International	85,400	2,814
Union Pacific	85,894	13,252
United Parcel Service, Cl B	130,711	11,304
United Technologies	155,632	14,464
Waste Management (A)	80,728	3,256
WW Grainger	10,965	2,765
Xylem	35,600	959

		264,414

Information Technology — 17.5%
Accenture, Cl A	119,600	8,606
Adobe Systems *	92,336	4,207
Advanced Micro Devices * (A)	116,063	474
Akamai Technologies * (A)	32,700	1,392
Altera	58,851	1,942
Amphenol, Cl A	29,400	2,291
Analog Devices	56,699	2,555
Apple	172,731	68,415
Applied Materials	221,050	3,296
Autodesk, Cl A *	41,317	1,402
Automatic Data Processing	89,250	6,146
BMC Software *	25,149	1,135
Broadcom, Cl A	96,636	3,262
CA	60,927	1,744
Cisco Systems	983,204	23,902
Citrix Systems *	34,442	2,078
Cognizant Technology Solutions, Cl A *	55,500	3,475
Computer Sciences	27,633	1,210
Corning, Cl B	271,378	3,862
Dell	269,974	3,604
eBay *	214,832	11,111
Electronic Arts *	57,378	1,318
EMC (A)	386,540	9,130
F5 Networks, Cl A *	15,000	1,032
Fidelity National Information Services, Cl B	53,965	2,312
First Solar * (A)	11,540	516
Fiserv, Cl A *	24,480	2,140
Flir Systems	27,100	731
Google, Cl A *	49,463	43,546
Harris	20,200	995
Hewlett-Packard	354,765	8,798
Intel (A)	914,515	22,150
International Business Machines	191,737	36,643
Intuit	51,386	3,136
Iron Mountain	31,975	851
Jabil Circuit	33,879	691
JDS Uniphase *	46,356	666
Juniper Networks * (A)	93,100	1,798
KLA-Tencor	30,471	1,698

Description	Shares	Market Value ($ Thousands)

Lam Research *	29,917	$1,327
Linear Technology (A)	42,894	1,580
LSI Logic *	101,146	722
Mastercard, Cl A	19,200	11,030
Microchip Technology (A)	37,300	1,389
Micron Technology *	189,469	2,715
Microsoft	1,382,693	47,745
Molex (A)	25,460	747
Motorola Solutions	49,929	2,882
NetApp	66,276	2,504
Nvidia	106,348	1,492
Oracle, Cl B	675,988	20,766
Paychex (A)	59,556	2,175
Qualcomm	317,832	19,413
Red Hat *	34,900	1,669
SAIC (A)	52,344	729
Salesforce.com * (A)	99,800	3,810
SanDisk *	44,800	2,737
Seagate Technology	58,700	2,632
Symantec, Cl A	128,147	2,880
TE Connectivity	76,400	3,479
Teradata *	30,068	1,510
Teradyne * (A)	35,107	617
Texas Instruments	204,049	7,115
Total System Services	29,580	724
VeriSign *	27,700	1,237
Visa, Cl A (A)	93,272	17,045
Western Digital	39,100	2,428
Western Union	102,512	1,754
Xerox	225,906	2,049
Xilinx (A)	48,509	1,921
Yahoo! *	175,238	4,400

		469,483

Materials — 3.2%
Air Products & Chemicals (A)	38,326	3,509
Airgas	12,100	1,155
Alcoa (A)	196,735	1,538
Allegheny Technologies (A)	21,159	557
Ball	27,382	1,138
Bemis (A)	18,890	739
CF Industries Holdings	10,890	1,868
Cliffs Natural Resources (A)	29,911	486
Dow Chemical, Cl A	222,575	7,160
E.I. Du Pont de Nemours	169,335	8,890
Eastman Chemical	28,516	1,996
Ecolab	49,030	4,177
FMC *	25,000	1,526
Freeport-McMoRan Copper & Gold, Cl B	191,036	5,275
International Flavors &
Fragrances	14,994	1,127
International Paper	81,870	3,628
LyondellBasell Industries, Cl A	69,900	4,632
MeadWestvaco	33,615	1,146
Monsanto	98,248	9,707
Mosaic	50,900	2,739
Newmont Mining	91,508	2,741
Nucor	58,482	2,533
Owens-Illinois *	30,300	842
PPG Industries	26,245	3,843
Praxair	54,399	6,265

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Sealed Air	36,028	$863
Sherwin-Williams, Cl A	15,716	2,775
Sigma-Aldrich (A)	22,136	1,779
United States Steel (A)	28,426	498
Vulcan Materials	23,949	1,160

		86,292

Telecommunication Services — 2.8%
AT&T	989,740	35,037
CenturyTel (A)	112,057	3,961
Crown Castle International *	53,900	3,902
Frontier Communications (A)	183,525	743
Sprint Nextel *	555,222	3,898
Verizon Communications	526,348	26,496
Windstream (A)	109,046	841

		74,878

Utilities — 3.3%
AES	113,990	1,367
AGL Resources	21,700	930
Ameren	44,644	1,537
American Electric Power	89,415	4,004
Centerpoint Energy	78,868	1,853
CMS Energy	48,892	1,328
Consolidated Edison	53,933	3,145
Dominion Resources	106,240	6,037
DTE Energy	32,045	2,147
Duke Energy	129,807	8,762
Edison International	59,953	2,887
Entergy	32,764	2,283
Exelon	157,446	4,862
FirstEnergy	76,910	2,872
Integrys Energy Group	14,534	851
NextEra Energy (A)	78,120	6,365
NiSource	57,379	1,643
Northeast Utilities	57,835	2,430
NRG Energy	59,300	1,583
Oneok	37,900	1,566
Pepco Holdings (A)	45,400	915
PG&E	81,329	3,719
Pinnacle West Capital	20,949	1,162
PPL	108,971	3,298
Public Service Enterprise Group	93,130	3,042
SCANA	26,100	1,281
Sempra Energy	41,465	3,390
Southern	160,135	7,067
TECO Energy	37,612	646
Wisconsin Energy (A)	42,100	1,726
Xcel Energy	91,519	2,594

		87,292

Total Common Stock (Cost $1,384,031) ($ Thousands)		2,633,859

AFFILIATED PARTNERSHIP — 5.7%
SEI Liquidity Fund, L.P. 0.100% ** †† (B)	153,171,222	153,171

Total Affiliated Partnership (Cost $153,171) ($ Thousands)		153,171

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	30,841,448	$30,841

Total Cash Equivalent (Cost $30,841) ($ Thousands)		30,841

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.035%, 9/12/2013	$3,110	3,110

Total U.S. Treasury Obligations (Cost $3,110) ($ Thousands)		3,110

Total Investments — 105.4% (Cost $1,571,153) ($ Thousands)‡		$2,820,981

The open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	533	Sep-2013	$(691)

For the period ended June 30, 2013, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,675,275 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $148,351 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on loan as of June 30, 2013, was $153,171 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NYSE — New York Stock Exchange

S&P — Standard & Poor’s

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,572,623 ($ Thousands), and the unrealized appreciation and depreciation were $1,258,241 ($ Thousands) and ($8,413) ($ Thousands) respectively.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,633,859	$—	$—	$2,633,859
Affiliated Partnership	—	153,171	—	153,171
Cash Equivalent	30,841	—	—	30,841
U.S. Treasury Obligations	—	3,110	—	3,110

Total Investments in Securities	$2,664,700	$156,281	$—	$2,820,981

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(691)	$—	$—	$(691)

Total Other Financial Instruments	$(691)	$—	$—	$(691)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%

Consumer Discretionary — 14.4%
Aeropostale *	17,680	$244
American Axle & Manufacturing Holdings * (A)	26,126	487
America’s Car-Mart *	2,100	91
Ameristar Casinos	1,100	29
ANN *	2,600	86
Arctic Cat	12,315	554
Asbury Automotive Group *	12,901	517
Beazer Homes USA, Cl A * (A)	16,468	288
Belo, Cl A	45,903	640
Big Lots *	17,065	538
Biglari Holdings *	540	222
BJ’s Restaurants * (A)	20,519	761
Blue Nile *	5,035	190
Bob Evans Farms	11,105	522
Body Central *	8,606	115
Bravo Brio Restaurant Group *	19,700	351
Bright Horizons Family Solutions *	17,622	612
Brown Shoe	15,800	340
Brunswick	20,386	651
Cabela’s *	11,300	732
Capella Education *	3,600	150
Career Education *	52,600	152
Carmike Cinemas *	5,300	103
Cato, Cl A	7,694	192
CEC Entertainment	6,636	272
Cheesecake Factory (A)	5,650	237
Childrens Place Retail Stores *	9,460	519
Conn’s * (A)	24,527	1,270
Cooper Tire & Rubber	6,200	206
Core-Mark Holding, Cl A	9,829	624
Corinthian Colleges * (A)	65,700	147
CST Brands * (A)	4,700	145
Dana Holding	20,965	404
Destination Maternity	10,200	251
Destination XL Group *	37,700	239
Dick’s Sporting Goods	7,120	357
Dorman Products (A)	11,325	517
Drew Industries	8,430	331
Express *	22,905	480
Five Below * (A)	19,596	720
Francesca’s Holdings * (A)	49,880	1,386
Fred’s, Cl A	12,400	192
GameStop, Cl A (A)	18,494	777
Genesco *	10,965	735
G-III Apparel Group *	2,800	135
Grand Canyon Education *	23,573	760
Helen of Troy *	6,300	242
hhgregg, Cl A * (A)	13,800	220
Hibbett Sports * (A)	10,540	585
HomeAway * (A)	46,791	1,513
Hovnanian Enterprises, Cl A * (A)	22,600	127
Ignite Restaurant Group *	9,600	181
Imax * (A)	10,659	265
Isle of Capri Casinos * (A)	20,802	156
Jack in the Box *	18,254	717
Jones Group	16,200	223
K12 *	8,700	229
Krispy Kreme Doughnuts *	64,295	1,122

Description	Shares	Market Value ($ Thousands)

La-Z-Boy, Cl Z	20,145	$408
Libbey *	35,300	846
Life Time Fitness * (A)	9,475	475
Live Nation *	31,945	495
LKQ *	20,264	522
Loral Space & Communications	6,000	360
Lumber Liquidators Holdings * (A)	14,214	1,107
M/I Homes *	700	16
Maidenform Brands *	4,100	71
Marriott Vacations Worldwide *	2,600	112
Matthews International, Cl A (A)	7,100	268
Mattress Firm Holding * (A)	11,811	476
MDC Partners, Cl A	40,800	736
Men’s Wearhouse	11,109	421
Meredith (A)	8,835	421
Meritage Homes * (A)	17,848	774
Modine Manufacturing *	40,572	441
Monro Muffler (A)	16,383	787
Movado Group	12,340	417
Multimedia Games Holding *	11,200	292
NACCO Industries, Cl A	2,000	115
National CineMedia	25,736	435
New York Times, Cl A *	5,900	65
Nutrisystem (A)	31,900	376
Office Depot * (A)	34,300	133
OfficeMax (A)	3,000	31
Orient-Express Hotels, Cl A *	17,310	211
Oxford Industries, Cl A (A)	4,980	311
Panera Bread, Cl A * (A)	2,630	489
Papa John’s International, Cl A *	4,800	314
Pep Boys-Manny Moe & Jack *	24,440	283
Perry Ellis International, Cl A	9,400	191
PetMed Express (A)	20,900	264
Pier 1 Imports (A)	54,999	1,292
Pool	11,490	602
ReachLocal *	41,767	512
Red Robin Gourmet Burgers *	16,145	891
Regis (A)	17,130	281
Rent-A-Center	2,400	90
Restoration Hardware Holdings *	6,285	471
Ruby Tuesday * (A)	29,817	275
Ryland Group (A)	21,885	877
Scholastic, Cl B	7,600	223
SHFL Entertainment *	13,240	234
Shoe Carnival	14,052	337
Shutterfly *	25,976	1,449
Six Flags Entertainment	11,178	393
Smith & Wesson Holding * (A)	16,100	161
Sonic *	8,600	125
Sotheby’s	7,229	274
Standard Motor Products	8,500	292
Standard-Pacific * (A)	58,678	489
Steiner Leisure *	2,600	137
Steven Madden *	4,820	233
Stewart Enterprises, Cl A	19,200	251
Tenneco *	5,940	269
TRI Pointe Homes * (A)	14,396	239
Tumi Holdings *	8,925	214
Vail Resorts (A)	8,300	511
Vera Bradley (A)	4,300	93
Vitamin Shoppe *	13,990	627
Wet Seal, Cl A *	86,900	409

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Winnebago Industries *	1,500	$31
Wolverine World Wide (A)	12,502	683
Zumiez * (A)	23,770	683

		51,162

Consumer Staples — 2.5%
Andersons	6,100	324
Annie’s * (A)	10,057	430
Casey’s General Stores	8,208	494
Chefs’ Warehouse Holdings * (A)	16,255	280
Chiquita Brands International *	87,000	950
Darling International *	7,100	132
Dole Food *	12,600	161
Elizabeth Arden *	6,250	282
Fairway Group Holdings, Cl A * (A)	9,452	228
Fresh Del Monte Produce	15,800	440
Fresh Market *	12,904	642
Hain Celestial Group * (A)	5,757	374
J&J Snack Foods	6,220	484
Lancaster Colony	3,700	289
Medifast * (A)	6,533	168
Pilgrim’s Pride *	17,700	264
Post Holdings *	1,100	48
Prestige Brands Holdings, Cl A *	1,400	41
Rite Aid *	74,000	212
Sanderson Farms (A)	2,000	133
Snyders-Lance	15,179	431
Spartan Stores	20,710	382
Spectrum Brands Holdings	2,700	154
SUPERVALU * (A)	4,900	30
Susser Holdings *	5,829	279
TreeHouse Foods *	4,744	311
USANA Health Sciences * (A)	8,000	579
Weis Markets	700	32
WhiteWave Foods, Cl A * (A)	16,622	270

		8,844

Energy — 5.5%
Alberta Oilsands *	184,500	4
Approach Resources, Cl A * (A)	24,100	592
Bill Barrett * (A)	14,100	285
Bonanza Creek Energy *	7,565	268
Bristow Group (A)	2,200	144
Cloud Peak Energy *	10,400	171
Comstock Resources *	16,600	261
Contango Oil & Gas	1,500	51
CVR Energy *	3,700	175
Delek US Holdings	17,923	516
Dril-Quip *	12,118	1,094
Emerald Oil *	24,364	167
Energy XXI Bermuda (A)	17,100	379
EPL Oil & Gas *	13,400	394
Forest Oil * (A)	12,000	49
Forum Energy Technologies * (A)	45,974	1,399
Frontline * (A)	7,600	14
Geospace Technologies	5,447	376
Green Plains Renewable Energy *	9,100	121
Gulfmark Offshore, Cl A (A)	14,754	665
Gulfport Energy *	9,417	443
Halcon Resources, Cl A * (A)	38,650	219
Helix Energy Solutions Group *	58,760	1,354
Hornbeck Offshore Services * (A)	4,220	226
Kodiak Oil & Gas * (A)	83,192	740

Description	Shares	Market Value ($ Thousands)

Laredo Petroleum Holdings * (A)	40,339	$829
Matador Resources * (A)	27,400	328
Mitcham Industries *	5,900	99
Newfield Exploration	9,100	217
Oasis Petroleum *	40,407	1,571
Ocean Rig UDW *	12,719	238
Oceaneering International, Cl A	3,220	233
Oil States International *	3,307	306
Parker Drilling *	36,500	182
PDC Energy, Cl A * (A)	14,108	726
Penn Virginia (A)	23,300	110
PetroQuest Energy *	25,700	102
Pioneer Energy Services *	62,291	412
Rentech *	32,700	69
Rosetta Resources *	18,832	801
Scorpio Tankers	83,100	746
Ship Finance International	13,200	196
StealthGas * (A)	34,300	377
Stone Energy, Cl A *	5,200	115
Swift Energy, Cl A * (A)	5,700	68
Tesco *	24,800	329
TETRA Technologies *	43,680	448
Triangle Petroleum *	11,200	79
Vaalco Energy *	43,340	248
W&T Offshore	22,000	314
Western Refining (A)	4,300	121
Willbros Group *	36,800	226

		19,597

Financials — 20.3%
Acadia Realty Trust †	16,870	417
Affiliated Managers Group *	4,410	723
American Assets Trust †	12,575	388
American Capital Mortgage Investment †	8,500	153
American Equity Investment Life Holding (A)	29,300	460
Amerisafe	900	29
Amtrust Financial Services (A)	39,268	1,402
Argo Group International Holdings	11,660	494
Ashford Hospitality Trust †	2,400	27
Associated Estates Realty † (A)	21,670	348
Astoria Financial	10,800	116
Banco Latinoamericano de Exportaciones, Cl E	10,600	237
Bancorp *	16,750	251
Bancorpsouth, Cl A (A)	78,348	1,387
Bank of the Ozarks (A)	23,397	1,014
Banner	38,522	1,302
BBCN Bancorp	9,750	139
Berkshire Hills Bancorp (A)	15,400	428
BGC Partners, Cl A	3,700	22
BlackRock Kelso Capital	25,100	235
Boston Private Financial Holdings	45,518	484
Brandywine Realty Trust †	24,920	337
Brookline Bancorp, Cl A	3,800	33
Campus Crest Communities †	53,300	615
Capital Bank Financial, Cl A *	6,850	130
Cardinal Financial	15,110	221
Central Pacific Financial *	59,850	1,077
Chesapeake Lodging Trust †	16,000	333

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

City Holding (A)	6,000	$234
CNO Financial Group	165,675	2,147
CoBiz Financial	37,560	312
Cohen & Steers (A)	9,000	306
Colonial Properties Trust †	14,820	357
Columbia Banking System (A)	12,090	288
Community Bank System (A)	5,400	166
Coresite Realty †	14,127	449
Cousins Properties, Cl A †	10,000	101
Credit Acceptance, Cl A *	1,200	125
CubeSmart * †	41,600	665
Customers Bancorp * (A)	8,100	132
CVB Financial	2,100	25
DiamondRock Hospitality †	90,127	840
Douglas Emmett †	9,451	236
DuPont Fabros Technology † (A)	14,730	356
Eagle Bancorp *	20,133	450
East West Bancorp	15,850	436
EastGroup Properties †	19,359	1,089
Education Realty Trust, Cl A †	41,312	423
Employers Holdings	19,600	479
Encore Capital Group * (A)	4,200	139
Endurance Specialty Holdings	6,930	357
EPR Properties, Cl A † (A)	1,400	70
Evercore Partners, Cl A	7,060	277
FBR *	22,775	575
FelCor Lodging Trust †	4,600	27
Financial Engines (A)	15,351	700
First American Financial	24,395	538
First BanCorp *	73,835	523
First Cash Financial Services *	672	33
First Commonwealth Financial	86,285	636
First Financial Bancorp (A)	16,795	250
First Horizon National (A)	92,072	1,031
First Industrial Realty Trust †	5,400	82
First Midwest Bancorp	21,300	292
First Potomac Realty Trust †	11,650	152
FirstMerit, Cl A	1,251	25
Forest City Enterprises, Cl A *	18,475	331
Fulton Financial	56,042	643
FXCM, Cl A (A)	33,311	547
Geo Group †	9,600	326
Getty Realty †	2,600	54
Glimcher Realty Trust †	45,363	495
Government Properties Income Trust, Cl A †	13,800	348
Great American Group *	41,800	15
Hanover Insurance Group, Cl A	20,350	996
Healthcare Realty Trust †	2,200	56
Hercules Technology Growth Capital, Cl A	6,300	88
Highwoods Properties † (A)	21,333	760
Home BancShares	10,200	265
Home Loan Servicing Solutions	16,200	388
Horace Mann Educators, Cl A	22,800	556
Hudson Pacific Properties †	1,000	22
IBERIABANK	16,450	882
Infinity Property & Casualty	4,100	245
Inland Real Estate †	29,800	305
International Bancshares (A)	7,600	172
Investment Technology Group *	51,762	724
Investors Real Estate Trust †	4,500	39
Janus Capital Group (A)	34,485	293

Description	Shares	Market Value ($ Thousands)

Jones Lang LaSalle	3,064	$279
Kennedy-Wilson Holdings (A)	58,000	965
Kite Realty Group Trust †	54,585	329
LaSalle Hotel Properties †	11,640	287
Lexington Realty Trust † (A)	85,433	998
LTC Properties †	5,100	199
Mack-Cali Realty †	16,200	397
Maiden Holdings	54,800	615
MB Financial	12,449	334
Meadowbrook Insurance Group	124,300	998
Medical Properties Trust †	52,480	751
MGIC Investment * (A)	60,185	365
Montpelier Re Holdings	12,800	320
National Penn Bancshares (A)	50,957	518
NBT Bancorp	11,400	241
Nelnet, Cl A	26,100	942
Northfield Bancorp (A)	34,350	403
NorthStar Realty Finance † (A)	60,620	552
Northwest Bancshares	7,200	97
Ocwen Financial *	19,700	812
OFG Bancorp (A)	30,300	549
Old National Bancorp, Cl A	25,509	353
Omega Healthcare Investors † (A)	1,000	31
OmniAmerican Bancorp, Cl A *	7,000	154
Oritani Financial	11,100	174
PacWest Bancorp (A)	33,828	1,037
Parkway Properties †	21,110	354
Pebblebrook Hotel Trust †	33,631	869
PennantPark Investment (A)	58,602	647
Pennsylvania †	23,295	440
Pinnacle Financial Partners *	3,800	98
Piper Jaffray *	6,600	209
Platinum Underwriters Holdings	9,400	538
Post Properties †	5,745	284
Potlatch †	6,377	258
Primerica *	6,700	251
ProAssurance	16,876	880
Prospect Capital (A)	33,600	363
Prosperity Bancshares (A)	8,915	462
Provident Financial Services	13,700	216
PS Business Parks †	1,900	137
Radian Group (A)	81,585	948
RAIT Financial Trust †	57,745	434
Ramco-Gershenson Properties †	26,500	412
Retail Opportunity Investments †	2,900	40
RLI (A)	7,241	553
RLJ Lodging Trust †	6,100	137
Sabra Health Care †	11,600	303
Safeguard Scientifics *	27,626	443
Selective Insurance Group	18,695	431
Signature Bank NY, Cl B *	10,750	892
Silver Bay Realty Trust †	463	8
Solar Capital	9,000	208
STAG Industrial †	7,500	150
Starwood Property Trust †	17,500	433
Sterling Financial	20,320	483
Stewart Information Services (A)	19,865	520
Stifel Financial * (A)	21,500	767
Sun Communities †	5,320	265
Sunstone Hotel Investors * †	52,109	629
Susquehanna Bancshares	112,507	1,446
SVB Financial Group, Cl B *	5,536	461
Symetra Financial	15,900	254

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Synovus Financial	155,156	$453
Texas Capital Bancshares *	7,964	353
THL Credit	13,500	205
TICC Capital (A)	36,300	349
Titanium Asset Management PIPE (B) (C)	6,111	5
Tower Group International	14,000	287
Two Harbors Investment †	29,500	302
UMB Financial	500	28
United Community Banks *	21,900	272
Validus Holdings	7,300	264
ViewPoint Financial Group	25,500	531
Waddell & Reed Financial, Cl A	7,391	321
Washington Federal	14,380	272
Washington †	5,400	145
Webster Financial	14,710	378
Western Alliance Bancorp *	81,502	1,290
Wilshire Bancorp *	38,700	256
Winthrop Realty Trust †	13,200	159
World Acceptance * (A)	100	9
WSFS Financial	7,900	414

		71,891

Health Care — 12.2%
Acadia Healthcare, Cl A *	58,629	1,939
ACADIA Pharmaceuticals * (A)	13,008	236
Accuray * (A)	135,100	775
Acorda Therapeutics *	6,960	230
Aegerion Pharmaceuticals, Cl A * (A)	7,180	455
Affymax * (A)	87,400	90
Akorn * (A)	48,305	653
Alere *	21,900	537
Align Technology * (A)	12,210	452
Alkermes *	4,300	123
AMAG Pharmaceuticals *	11,120	247
Amedisys	14,500	168
Amsurg *	16,874	592
Analogic	5,830	425
Ariad Pharmaceuticals *	8,740	153
Arqule *	19,000	44
Array BioPharma *	27,500	125
ArthroCare *	3,300	114
athenahealth *	3,891	330
Auxilium Pharmaceuticals * (A)	3,300	55
Bio-Reference Labs *	500	14
BioScrip *	35,095	579
Bruker BioSciences *	23,350	377
Cantel Medical	3,500	118
Celldex Therapeutics, Cl A *	12,937	202
Centene *	9,513	499
Cepheid (A)	4,630	159
Charles River Laboratories International *	12,565	516
Chemed * (A)	3,008	218
Chimerix *	10,461	254
Clovis Oncology *	2,063	138
Computer Programs & Systems	2,200	108
Conmed	17,780	555
Coronado Biosciences * (A)	28,880	248
Cubist Pharmaceuticals *	15,492	748
DexCom *	25,107	564

Description	Shares	Market Value ($ Thousands)

Dynavax Technologies * (A)	43,400	$48
Emergent Biosolutions *	23,800	343
Emeritus *	23,816	552
Endocyte * (A)	20,200	265
Endologix	16,196	215
Ensign Group	6,300	222
Exact Sciences *	30,081	418
ExamWorks Group *	23,264	494
Fluidigm * (A)	22,877	399
Furiex Pharmaceuticals *	9,801	334
Gentiva Health Services *	27,400	273
Greatbatch *	14,575	478
Haemonetics *	7,076	293
Halozyme Therapeutics * (A)	39,220	311
Health Management Associates, Cl A *	16,335	257
Health Net, Cl A *	11,440	364
HealthSouth *	52,151	1,502
HeartWare International *	5,690	541
Hi-Tech Pharmacal	2,500	83
HMS Holdings * (A)	25,690	599
Hyperion Therapeutics * (A)	8,779	193
ICON *	17,349	615
ICU Medical *	8,329	600
Immunogen * (A)	5,000	83
Impax Laboratories *	7,900	158
Imris *	66,577	184
Insulet * (A)	21,145	664
Intercept Pharmaceuticals *	3,570	160
Invacare	16,200	233
IPC The Hospitalist * (A)	8,887	456
Isis Pharmaceuticals * (A)	28,593	768
Jazz Pharmaceuticals *	9,450	650
Keryx Biopharmaceuticals * (A)	118,555	886
Kindred Healthcare *	2,500	33
LHC Group *	11,600	227
Magellan Health Services *	11,156	626
Masimo *	11,480	243
Medical Action Industries *	22,000	169
Medicines * (A)	1,700	52
MEDNAX * (A)	9,958	912
Molina Healthcare *	8,550	318
Momenta Pharmaceuticals * (A)	15,200	229
Nektar Therapeutics *	29,862	345
Neurocrine Biosciences *	16,900	226
NewLink Genetics * (A)	11,662	230
Novadaq Technologies * (A)	43,885	591
NPS Pharmaceuticals *	10,300	156
NuVasive *	1,100	27
Onyx Pharmaceuticals * (A)	5,890	511
Optimer Pharmaceuticals * (A)	5,990	87
OraSure Technologies *	20,500	79
Orexigen Therapeutics *	54,788	320
Orthofix International *	6,100	164
Pacira Pharmaceuticals * (A)	16,110	467
Parexel International *	22,064	1,014
PDL BioPharma (A)	60,883	470
Pharmacyclics *	3,090	246
PharMerica *	14,100	195
Pozen * (A)	27,000	135
Prosensa Holding BV *	10,738	140
Puma Biotechnology *	12,972	576
Repros Therapeutics *	6,750	125

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Rigel Pharmaceuticals *	18,500	$62
Sagent Pharmaceuticals *	16,009	336
Santarus *	24,800	522
Sarepta Therapeutics * (A)	2,520	96
Sciclone Pharmaceuticals *	57,600	286
Select Medical Holdings	15,300	125
Sirona Dental Systems, Cl A *	5,615	370
Spectranetics *	27,874	521
STERIS, Cl A	600	26
Symmetry Medical *	49,800	419
Synageva BioPharma, Cl A *	3,516	148
Syneron Medical *	34,110	297
Synta Pharmaceuticals * (A)	29,091	145
Team Health Holdings *	23,441	963
TESARO *	5,531	181
Threshold Pharmaceuticals, Cl A * (A)	51,880	273
Tornier BV *	17,229	301
Trinity Biotech ADR	3,300	56
Unilife * (A)	110,416	350
ViroPharma * (A)	16,245	465
Vocera Communications *	14,240	209
WellCare Health Plans *	22,577	1,254
Wright Medical Group *	900	24
XenoPort *	31,600	156

		43,179

Industrials — 16.1%
AAR	20,264	445
ABM Industries	5,100	125
ACCO Brands * (A)	27,900	177
Actuant, Cl A (A)	67,209	2,216
Acuity Brands	7,576	572
Advisory Board *	4,797	262
Aegean Marine Petroleum Network	19,400	180
Air Transport Services Group *	52,100	344
Aircastle	21,100	337
Alaska Air Group * (A)	2,400	125
Albany International, Cl A	6,800	224
Altra Holdings	4,800	131
American Science & Engineering, Cl A	1,000	56
Apogee Enterprises	10,600	254
Armstrong World Industries *	7,700	368
Atlas Air Worldwide Holdings *	1,500	66
Avis Budget Group *	9,487	273
AZZ	1,200	46
Beacon Roofing Supply * (A)	17,356	658
Belden	12,960	647
Blount International *	7,100	84
Brink’s	18,300	467
Carlisle	16,473	1,026
Chart Industries *	10,080	948
CIRCOR International	16,650	847
Clarcor	7,701	402
Consolidated Graphics *	2,700	127
Con-way	6,190	241
Corporate Executive Board	10,952	692
Cubic	2,260	109
Curtiss-Wright	8,370	310
Deluxe	10,548	365
DigitalGlobe *	27,618	857

Description	Shares	Market Value ($ Thousands)

DXP Enterprises *	4,881	$325
Dycom Industries *	57,200	1,324
EMCOR Group	35,929	1,461
EnerSys *	10,105	496
Esterline Technologies *	14,875	1,075
Exponent	4,200	248
Flow International *	54,000	199
Fortune Brands Home & Security *	12,826	497
FreightCar America, Cl A	1,800	31
FTI Consulting * (A)	27,088	891
G&K Services	18,050	859
Generac Holdings *	18,465	683
General Cable	16,375	503
Genesee & Wyoming, Cl A *	16,684	1,415
Global Power Equipment Group	21,200	342
Graco	8,960	566
GrafTech International * (A)	25,500	186
Granite Construction	3,000	89
Great Lakes Dredge & Dock	53,000	414
Greenbrier * (A)	16,765	409
H&E Equipment Services	11,290	238
HEICO (A)	9,150	461
Hexcel, Cl A *	63,187	2,152
ICF International, Cl A *	12,500	394
IDEX	9,670	520
Insperity, Cl A	6,200	188
Interface, Cl A	47,939	814
JetBlue Airways * (A)	80,400	506
John Bean Technologies, Cl A	10,200	214
Kadant	11,092	335
KAR Auction Services	8,200	188
Kelly Services, Cl A	1,300	23
Keyw Holding, Cl A * (A)	28,235	374
Kforce	12,900	188
Kirby *	13,740	1,093
Layne Christensen *	500	10
Lennox International	4,237	274
Lincoln Electric Holdings	10,490	601
Lindsay (A)	4,930	370
Manitowoc (A)	13,010	233
Marten Transport	28,636	449
MasTec * (A)	11,740	386
Meritor *	11,100	78
Middleby *	7,878	1,340
Mine Safety Appliances	2,000	93
Mistras Group	1,100	19
Mobile Mini *	10,020	332
Moog, Cl A *	10,898	562
MSC Industrial Direct, Cl A	5,713	443
Mueller Water Products, Cl A	28,000	194
MYR Group *	32,900	640
National Presto Industries	1,400	101
Navigant Consulting *	22,400	269
Northwest Pipe *	11,530	322
Old Dominion Freight Line, Cl A *	32,692	1,361
On Assignment *	8,740	234
Orbital Sciences *	18,940	329
Orion Marine Group *	15,200	184
Pitney Bowes (A)	12,700	186
Ply Gem Holdings *	14,149	284
Primoris Services	29,434	580
Rand Logistics * (A)	10,500	54

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

RBC Bearings *	7,680	$399
Resources Connection	16,200	188
Rush Enterprises, Cl A * (A)	21,451	531
Saia *	30,313	908
Simpson Manufacturing (A)	14,155	416
Skywest	2,200	30
Spirit Airlines *	20,906	664
Standex International (A)	7,137	377
Steelcase, Cl A	58,049	846
Swift Transportation, Cl A *	87,284	1,444
Taser International *	22,100	188
Team *	200	8
Teledyne Technologies *	1,000	77
Titan Machinery * (A)	18,600	365
TMS International, Cl A *	29,000	430
Trex * (A)	17,864	848
TrueBlue *	34,544	727
Tutor Perini *	30,100	545
United Rentals * (A)	13,070	652
US Airways Group * (A)	2,800	46
US Ecology	18,680	513
USG * (A)	15,322	353
Valmont Industries	4,210	602
Wabash National * (A)	62,925	641
WageWorks *	8,659	298
Watsco (A)	6,638	557
Werner Enterprises	17,420	421
Wesco Aircraft Holdings *	19,816	368
Woodward	6,220	249

		57,301

Information Technology — 17.0%
ACI Worldwide *	5,420	252
Actuate *	28,100	187
Acxiom *	19,655	446
Adtran	18,186	448
Advanced Energy Industries *	12,600	219
ARRIS Group *	34,948	501
Aruba Networks	34,840	535
Aspen Technology *	37,982	1,093
Atmel *	52,365	385
ATMI *	2,000	47
Benchmark Electronics *	2,500	50
Black Box	5,300	134
Blucora	6,300	117
BroadSoft * (A)	13,365	369
Brooks Automation	36,680	357
Cadence Design Systems * (A)	78,420	1,136
Calix *	21,300	215
Cardtronics	8,440	233
Cavium * (A)	53,917	1,907
Ceva, Cl A *	4,300	83
CIBER	104,800	350
Ciena * (A)	58,804	1,142
Cognex	6,840	309
CommVault Systems *	9,265	703
comScore *	1,000	24
Comtech Telecommunications	1,000	27
Convergys	2,500	43
Cornerstone OnDemand * (A)	13,727	594
CoStar Group * (A)	12,331	1,592
Cray *	14,700	289
CSG Systems International *	10,100	219

Description	Shares	Market Value ($ Thousands)

Cyan *	35,600	$372
Dealertrack Technologies *	51,094	1,810
Demandware * (A)	18,570	788
Dice Holdings * (A)	2,400	22
Digi International *	44,300	415
Digital River *	6,900	130
Diodes *	7,700	200
EarthLink	85,250	529
Electronics for Imaging *	8,620	244
Ellie Mae *	21,217	490
Emulex *	26,000	169
Entegris *	73,405	689
Envestnet *	40,826	1,004
EPAM Systems *	9,260	252
ExactTarget *	6,743	227
Exar *	56,800	612
ExlService Holdings *	10,339	306
Extreme Networks *	16,100	56
Fabrinet *	400	6
Fairchild Semiconductor International *	91,617	1,264
FleetMatics Group * (A)	14,939	496
FormFactor *	24,800	167
Forrester Research	2,596	95
Fortinet *	12,180	213
Fusion-io * (A)	13,350	190
Genpact *	20,430	393
Gigamon *	6,160	170
Global Cash Access Holdings *	29,100	182
Guidewire Software, Cl Z *	32,238	1,356
Harmonic, Cl A *	18,900	120
Hittite Microwave, Cl A *	16,324	947
Imperva *	10,021	451
Infinera * (A)	88,402	943
Infoblox *	65,951	1,930
Inphi *	57,287	630
Insight Enterprises *	12,000	213
Integrated Device Technology *	125,330	995
Interactive Intelligence Group *	11,698	604
Intermec	12,200	120
Internap Network Services *	40,371	334
Intersil, Cl A	57,018	446
IntraLinks Holdings, Cl A *	30,575	222
InvenSense, Cl A * (A)	49,094	755
Ixia *	15,039	277
j2 Global (A)	6,720	286
Limelight Networks *	75,200	169
Littelfuse	5,454	407
LTX-Credence *	14,633	88
Manhattan Associates *	7,670	592
Maxwell Technologies * (A)	9,900	71
Mentor Graphics	36,213	708
Micrel	4,400	44
Model N * (A)	16,453	384
Monolithic Power Systems *	11,277	272
Move *	21,800	280
MTS Systems, Cl A	800	45
Nanometrics *	2,800	41
Netscout Systems *	900	21
NetSuite *	3,217	295
Newport *	5,200	73
ON Semiconductor *	35,765	289
OpenTable * (A)	4,426	283

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

OSI Systems *	11,720	$755
Palo Alto Networks * (A)	4,810	203
Pandora Media * (A)	22,630	416
Photronics *	63,994	516
Plantronics	10,176	447
Plexus *	12,380	370
PLX Technology *	25,500	121
Power Integrations	8,590	349
Power-One *	2,600	16
PRGX Global *	47,900	263
Progress Software	14,802	341
PROS Holdings *	1,000	30
PTC *	52,375	1,285
QLogic *	9,800	94
Quantum * (A)	35,800	49
Rally Software Development *	14,592	362
RDA Microelectronics ADR *	900	10
Responsys	20,359	291
Ruckus Wireless * (A)	26,096	334
Saba Software *	49,600	483
Sanmina *	39,935	573
Sapient *	1,200	16
Semtech * (A)	26,270	920
ServiceSource International *	29,730	277
Silicon Image *	5,700	33
Silicon Laboratories *	5,600	232
SolarWinds *	5,130	199
Sonus Networks *	147,481	444
Sourcefire * (A)	17,284	960
Spansion, Cl A *	9,200	115
Splunk *	9,257	429
SPS Commerce	10,779	593
Sykes Enterprises *	6,400	101
Synaptics	13,480	520
SYNNEX * (A)	13,911	588
Tableau Software, Cl A *	5,403	299
Take-Two Interactive Software, Cl A * (A)	7,110	106
Tangoe * (A)	53,429	824
TeleTech Holdings *	2,700	63
Tellabs, Cl A	87,400	173
Teradyne * (A)	42,755	751
Textura *	10,179	265
Travelzoo *	6,000	164
Tremor Video *	20,603	185
TriQuint Semiconductor *	71,705	497
Trulia * (A)	27,814	864
Tyler Technologies *	2,400	165
Ultimate Software Group *	3,653	428
Ultra Clean Holdings *	30,646	186
Ultratech *	6,500	239
Unisys *	5,500	121
United Online *	51,800	393
Veeco Instruments * (A)	14,566	516
Vishay Intertechnology * (A)	41,680	579
Vocus *	1,100	12
Volterra Semiconductor *	5,300	75
WEX *	8,928	685

		60,513

Materials — 2.9%
Allied Nevada Gold	7,200	47
Axiall	1,900	81

Description	Shares	Market Value ($ Thousands)

Boise	21,200	$181
Century Aluminum *	10,200	95
Chemtura *	18,940	385
Ferro *	19,100	133
Flotek Industries *	13,310	239
Glatfelter	4,400	110
Globe Specialty Metals	19,300	210
GSE Holding *	62,000	359
H.B. Fuller	16,310	617
Haynes International	1,800	86
Headwaters, Cl A *	9,700	86
Horsehead Holding * (A)	16,300	209
Innospec	7,800	313
Kaiser Aluminum (A)	8,223	509
KapStone Paper and Packaging *	11,963	481
Koppers Holdings	600	23
Kraton Performance Polymers *	4,200	89
LSB Industries *	7,100	216
Materion	1,600	43
Minerals Technologies	18,942	783
Myers Industries	3,700	55
Noranda Aluminum Holding	63,600	205
PolyOne	83,898	2,079
Quaker Chemical	7,386	458
RTI International Metals * (A)	21,728	602
Schnitzer Steel Industries, Cl A	2,800	66
Schulman A	8,100	217
Sensient Technologies	12,070	488
Silgan Holdings	7,854	369
SunCoke Energy *	1,500	21
Worthington Industries (A)	15,995	507

		10,362

Telecommunication Services — 0.1%
Boingo Wireless * (A)	38,540	239
magicJack VocalTec * (A)	1,900	27
NTELOS Holdings	3,300	54
Vonage Holdings *	30,200	86

		406

Utilities — 1.9%
ALLETE	13,535	675
American States Water	2,500	134
Cadiz * (A)	37,300	172
Chesapeake Utilities	1,360	70
Cleco	8,155	379
Dynegy * (A)	4,000	90
El Paso Electric, Cl A	12,350	436
Empire District Electric	10,200	228
NorthWestern	14,400	574
Otter Tail	4,000	114
Piedmont Natural Gas (A)	10,300	348
PNM Resources	37,139	824
Portland General Electric	13,320	407
South Jersey Industries, Cl A	6,590	378
Southwest Gas	8,484	397
UIL Holdings (A)	22,651	866
Vectren	10,871	368
WGL Holdings	8,706	376

		6,836

Total Common Stock (Cost $268,138) ($ Thousands)		330,091

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Growth Index Fund (A)	12,412	$1,384

Total Exchange Traded Fund (Cost $1,258) ($ Thousands)		1,384

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics	45,500	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 20.7%
SEI Liquidity Fund, L.P.
0.100% ** †† (D)	73,450,159	73,450

Total Affiliated Partnership (Cost $73,450) ($ Thousands)		73,450

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	23,670,641	23,671

Total Cash Equivalent (Cost $23,671) ($ Thousands)		23,671

U.S. TREASURY OBLIGATIONS (E) (F) — 0.3%
U.S. Treasury Bills
0.088%, 02/06/2014	$25	25
0.040%, 01/09/2014	766	766
0.036%, 07/25/2013	165	165

Total U.S. Treasury Obligations (Cost $956) ($ Thousands)		956

Total Investments — 120.9% (Cost $367,473) ($ Thousands) ‡		$429,552

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	179	Sep-2013	$134

			$134

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $355,427 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $71,344 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2013 was $5 ($Thosuands) and represented 0.00% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $5 ($ Thousands) and represented 0.00% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $73,450 ($Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

PIPE — Private Investment in Public Entity

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $367,473 ($ Thousands), and the unrealized appreciation and depreciation were $69,830 ($ Thousands) and ($7,751) ($ Thousands) respectively.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2013

The restricted securities held by the Fund as of June 30, 2013, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset Management	6,111	10/06/09	10/06/09	$24	$5	0.00%

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$330,086	$—	$5	$330,091
Exchange Traded Fund	1,384	—	—	1,384
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	73,450	—	73,450
Cash Equivalent	23,671	—	—	23,671
U.S. Treasury Obligations	—	956	—	956

Total Investments in Securities	$503,958	$74,406	$5	$429,552

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$134	$—	$—	$134

Total Other Financial Instruments	$134	$—	$—	$134

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8% ‡

Consumer Discretionary — 10.0%
Aeropostale *	22,700	$313
ANN *	16,993	564
Arctic Cat	6,230	280
Belo, Cl A	41,129	574
Big Lots *	36,299	1,145
Bob Evans Farms (A)	2,300	108
Bravo Brio Restaurant Group *	17,200	307
Callaway Golf (A)	49,683	327
Cato, Cl A	15,700	392
CEC Entertainment	14,600	599
Cheesecake Factory (A)	5,480	230
Childrens Place Retail Stores *	8,135	446
Columbia Sportswear	4,858	304
Cooper Tire & Rubber	7,650	254
Core-Mark Holding, Cl A	4,708	299
CSS Industries	24,100	601
CST Brands * (A)	9,900	305
Dana Holding	47,805	921
Destination XL Group *	79,000	501
DreamWorks Animation SKG, Cl A * (A)	53,500	1,373
Drew Industries	6,510	256
Ethan Allen Interiors (A)	13,049	376
Express *	19,143	401
Federal Mogul, Cl A	28,800	294
Genesco *	5,755	386
Ignite Restaurant Group *	20,100	379
JAKKS Pacific * (A)	24,100	271
Jones Group	34,100	469
JOS A Bank Clothiers * (A)	16,900	698
Journal Communications, Cl A *	92,100	690
K12 * (A)	18,300	481
Krispy Kreme Doughnuts *	48,735	850
Libbey *	73,900	1,771
Life Time Fitness * (A)	11,075	555
Matthews International, Cl A (A)	60,251	2,271
MDC Partners, Cl A	85,400	1,540
Men’s Wearhouse	29,077	1,101
Meredith	19,125	912
Meritage Homes * (A)	5,000	217
Movado Group	8,270	280
NACCO Industries, Cl A	6,900	395
Nutrisystem	37,400	441
Outerwall *	22,100	1,297
Oxford Industries, Cl A (A)	11,059	690
Pep Boys-Manny Moe & Jack *	28,605	331
Pier 1 Imports (A)	30,150	708
Pool	5,360	281
Regis (A)	65,445	1,074
Rent-A-Center (A)	58,200	2,185
Ryland Group (A)	6,930	278
Scholastic, Cl B	22,200	650
Scientific Games, Cl A *	22,148	249
SHFL Entertainment *	12,830	227
Sinclair Broadcast Group, Cl A	13,500	397
Skechers U.S.A., Cl A * (A)	31,200	749
Stage Stores	21,300	501
Standard Motor Products	17,300	594

Description	Shares	Market Value ($ Thousands)

Starwood Hotels & Resorts Worldwide	2,350	$149
Steven Madden *	4,670	226
Tenneco *	5,750	260
Universal Electronics *	16,100	453
Vail Resorts (A)	8,945	550
Vera Bradley (A)	26,400	572
WMS Industries *	45,400	1,158

		38,456

Consumer Staples — 2.6%
Casey’s General Stores (A)	5,171	311
Central Garden and Pet, Cl A *	14,532	100
Chiquita Brands International *	124,200	1,356
Darling International *	51,780	966
Dole Food *	54,926	700
Elizabeth Arden *	6,050	273
Fresh Del Monte Produce	19,500	544
Ingles Markets, Cl A	28,600	722
Ingredion	5,106	335
J&J Snack Foods	5,515	429
Nash Finch	10,700	235
Pantry *	23,537	287
Prestige Brands Holdings, Cl A *	8,795	256
Sanderson Farms (A)	3,067	204
Snyders-Lance	18,334	521
Spartan Stores	44,643	823
TreeHouse Foods *	5,804	381
Universal (A)	12,200	706
USANA Health Sciences * (A)	8,900	644
Weis Markets	4,700	212

		10,005

Energy — 6.4%
Alon USA Energy	34,200	495
Approach Resources, Cl A * (A)	50,600	1,243
Bill Barrett * (A)	29,400	595
Bonanza Creek Energy	8,840	313
C&J Energy Services *	11,300	219
Cloud Peak Energy *	67,600	1,114
Comstock Resources	60,300	949
Delek US Holdings	16,600	478
EPL Oil & Gas *	10,500	308
Era Group *	4,700	123
Forest Oil * (A)	7,500	31
Forum Energy Technologies * (A)	7,590	231
Goodrich Petroleum *	15,557	199
Gulfmark Offshore, Cl A (A)	42,352	1,910
Gulfport Energy *	7,036	331
Halcon Resources, Cl A * (A)	37,440	212
Helix Energy Solutions Group *	31,665	729
Key Energy Services *	152,550	908
Lufkin Industries	5,200	460
McDermott International *	46,931	384
Newfield Exploration	19,100	456
Newpark Resources, Cl A * (A)	52,600	578
Oasis Petroleum *	15,382	598
Parker Drilling *	199,500	993
REX American Resources *	9,900	285
Rosetta Resources *	12,370	526
Scorpio Tankers (A)	174,100	1,563

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

SEACOR Holdings, Cl A * (A)	4,700	$390
StealthGas *	72,400	796
Superior Energy Services *	16,800	436
Swift Energy, Cl A * (A)	25,046	300
Tesco *	12,500	166
TETRA Technologies *	51,055	524
TGC Industries	26,435	217
Tidewater, Cl A (A)	20,600	1,174
Unit *	22,300	949
USEC * (A)	134,800	40
W&T Offshore (A)	60,400	863
Western Refining (A)	21,900	615
World Fuel Services (A)	41,300	1,651

		24,352

Financials — 33.9%
1st Source	28,100	668
Acadia Realty Trust †	19,715	487
Access National	3,000	39
Agree Realty †	8,280	244
Alexandria Real Estate Equities †	4,700	309
Allied World Assurance Holdings	5,600	512
American Assets Trust †	14,695	453
American Capital Mortgage Investment †	17,900	322
American Equity Investment Life Holding (A)	86,600	1,360
American National Bankshares	1,600	37
Ameris Bancorp * (A)	5,094	86
Amtrust Financial Services (A)	7,219	258
Anworth Mortgage Asset †	156,300	875
Apartment Investment & Management, Cl A †	24,915	748
Ashford Hospitality Trust † (A)	46,300	530
Aspen Insurance Holdings	9,700	360
Associated Estates Realty † (A)	14,210	228
Astoria Financial	800	9
AvalonBay Communities †	5,969	805
Bancfirst	2,300	107
Banco Latinoamericano de Exportaciones, Cl E	32,700	732
Bancorp *	12,150	182
Bancorpsouth, Cl A (A)	91,300	1,616
Bank Mutual	12,400	70
Bank of Kentucky Financial	1,050	30
Bank of Marin Bancorp	1,300	52
Bank of the Ozarks (A)	17,955	778
BankFinancial	3,450	29
BankUnited	26,151	680
Banner	21,990	743
Bar Harbor Bankshares	400	15
BBCN Bancorp	32,750	466
Beneficial Mutual Bancorp * (A)	8,400	71
Berkshire Bancorp	450	4
Berkshire Hills Bancorp	37,700	1,047
BioMed Realty Trust † (A)	26,700	540
BlackRock Kelso Capital	52,500	491
BNC Bancorp	1,250	14
Boston Private Financial Holdings (A)	73,949	787
Boston Properties †	6,035	637

Description	Shares	Market Value ($ Thousands)

Brandywine Realty Trust †	67,740	$916
Bridge Capital Holdings *	750	12
Bryn Mawr Bank	2,750	66
C&F Financial	1,950	109
Camden National	13,950	495
Campus Crest Communities †	82,400	951
Cape Bancorp	1,550	15
Capital Bank Financial, Cl A *	13,030	247
Capital City Bank Group *	2,250	26
Capitol Federal Financial	12,100	147
CapLease †	7,700	65
Capstead Mortgage †	27,400	332
Cardinal Financial	12,933	189
Cathay General Bancorp	19,500	397
CBL & Associates Properties †	31,744	680
Center Bancorp, Cl A	2,100	27
Centerstate Banks	2,500	22
Central Pacific Financial *	63,200	1,138
Charter Financial	1,247	13
Chemical Financial	5,700	148
Chemung Financial	100	3
Citizens & Northern	2,050	40
City Holding (A)	4,100	160
CNB Financial	1,500	25
CNO Financial Group	273,640	3,546
CoBiz Financial	48,945	406
Colonial Properties Trust † (A)	20,658	498
Columbia Banking System (A)	24,560	585
CommonWealth †	18,100	418
Community Bank System (A)	2,100	65
Community Trust Bancorp	13,300	474
ConnectOne Bancorp *	500	15
Coresite Realty * †	9,733	310
Customers Bancorp *	16,900	275
CVB Financial	23,550	277
CYS Investments †	58,600	540
DiamondRock Hospitality †	36,820	343
Dime Community Bancshares	26,000	398
Douglas Emmett †	10,500	262
Duke Realty †	11,400	178
DuPont Fabros Technology † (A)	14,270	345
Dynex Capital †	49,200	501
Eagle Bancorp *	48,860	1,093
East West Bancorp	18,525	509
EastGroup Properties †	9,005	507
Education Realty Trust, Cl A †	85,592	876
Employers Holdings	57,646	1,409
Encore Capital Group * (A)	9,400	311
Endurance Specialty Holdings	27,890	1,435
Enterprise Bancorp	900	17
Enterprise Financial Services	4,400	70
Equity One, Cl A † (A)	22,451	508
Equity Residential †	21,600	1,254
ESSA Bancorp	1,550	17
Essex Property Trust †	1,500	238
EverBank Financial, Cl A	3,150	52
Evercore Partners, Cl A	5,770	227
Extra Space Storage † (A)	3,300	138
Farmers Capital Bank *	900	20
FBR *	47,900	1,210

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Federal Agricultural Mortgage, Cl C	3,250	$94
Federal Realty Investment Trust †	1,550	161
Federated Investors, Cl B (A)	14,808	406
FelCor Lodging Trust †	9,600	57
Fidelity Southern *	1,877	23
Financial Institutions	2,650	49
First Bancorp	4,700	66
First BanCorp Puerto Rico *	34,200	242
First Busey	12,900	58
First Community Bancshares (A)	25,445	399
First Defiance Financial	2,750	62
First Financial	3,200	99
First Financial Bancorp (A)	17,350	259
First Financial Holdings	9,592	203
First Horizon National (A)	88,621	993
First Interstate Bancsystem, Cl A	9,250	192
First Merchants	18,350	315
First Midwest Bancorp	108,012	1,482
First NBC Bank Holding *	10,071	246
FirstMerit, Cl A	44,024	882
Flagstar Bancorp *	13,050	182
Flushing Financial	53,925	887
FNB (Pennsylvania)	24,650	298
Forest City Enterprises, Cl A *	21,590	386
Fulton Financial	67,280	772
FXCM, Cl A (A)	50,390	827
General Growth Properties †	32,882	653
Geo Group †	19,700	669
German American Bancorp	1,250	28
Glacier Bancorp, Cl A (A)	4,100	91
Glimcher Realty Trust †	24,010	262
Government Properties Income Trust, Cl A †	15,200	383
Great American Group *	90,500	33
Great Southern Bancorp	2,900	78
Hancock Holding, Cl A	40,478	1,217
Hanmi Financial *	14,900	263
Hanover Insurance Group, Cl A	40,782	1,996
Hatteras Financial †	38,300	944
HCP †	20,212	918
Health Care †	13,050	875
Heartland Financial USA	2,450	67
Heritage Commerce *	3,050	21
Heritage Financial	2,200	32
Heritage Financial Group	1,650	24
Heritage Oaks Bancorp *	2,300	14
Highwoods Properties † (A)	24,270	864
Home Bancorp *	950	18
Home BancShares	12,100	314
Home Federal Bancorp	2,900	37
Home Loan Servicing Solutions	43,850	1,051
Horace Mann Educators, Cl A	51,128	1,247
Horizon Bancorp	1,825	37
Hospitality Properties Trust †	12,900	339
Host Hotels & Resorts †	34,906	589
Hudson Valley Holding	4,416	75
IBERIABANK	16,859	904
Infinity Property & Casualty	9,772	584
International Bancshares (A)	28,805	650

Description	Shares	Market Value ($ Thousands)

Intervest Bancshares *	1,400	$9
Investors Bancorp, Cl A	20,598	434
Janus Capital Group	68,300	581
Kennedy-Wilson Holdings	121,500	2,022
Kimco Realty †	22,200	476
Lakeland Bancorp	3,971	41
Lakeland Financial	5,500	153
LaSalle Hotel Properties †	13,605	336
Lexington Realty Trust † (A)	126,731	1,480
Macerich † (A)	12,411	757
Mack-Cali Realty †	49,761	1,219
Maiden Holdings	115,600	1,297
MainSource Financial Group (A)	56,700	761
MB Financial (A)	15,000	402
Meadowbrook Insurance Group	260,700	2,093
Medical Properties Trust †	19,040	273
Mercantile Bank	1,600	29
Meta Financial Group	750	20
Metro Bancorp *	2,900	58
MetroCorp Bancshares	2,050	20
MFA Financial †	136,312	1,152
MGIC Investment * (A)	35,500	215
Mid-America Apartment Communities † (A)	8,410	570
Middleburg Financial	700	13
MidWestOne Financial Group	950	23
Montpelier Re Holdings	23,800	595
NASB Financial *	400	10
National Bank, Cl A	1,250	25
National Bankshares, Cl A	750	27
National Penn Bancshares (A)	30,796	313
NBT Bancorp	550	12
Nelnet, Cl A	52,300	1,888
NewBridge Bancorp *	2,400	14
Northfield Bancorp	71,987	844
Northrim BanCorp	700	17
Northwest Bancshares	20,425	276
OceanFirst Financial	31,900	496
Ocwen Financial *	37,350	1,540
OFG Bancorp (A)	40,050	725
Old National Bancorp, Cl A	99,189	1,372
OmniAmerican Bancorp, Cl A *	15,200	335
Pacific Continental	3,100	37
Pacific Mercantile Bancorp *	3,000	17
PacWest Bancorp (A)	47,748	1,463
Palmetto Bancshares *	200	3
Peapack Gladstone Financial	1,350	24
Pebblebrook Hotel Trust †	20,934	541
Pennsylvania †	20,800	393
PennyMac Financial Services *	1,950	41
PennyMac Mortgage Investment Trust †	23,500	495
Peoples Bancorp	2,650	56
PHH * (A)	21,700	442
PICO Holdings *	29,700	623
Pinnacle Financial Partners *	6,900	177
Platinum Underwriters Holdings	45,613	2,610
Popular *	24,200	734
Post Properties †	6,715	332
Preferred Bank *	2,000	33

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Primerica *	7,800	$292
PrivateBancorp, Cl A	17,650	374
ProAssurance	20,587	1,074
ProLogis †	33,744	1,273
Prosperity Bancshares (A)	16,375	848
Protective Life	14,200	545
Provident Financial Holdings	5,950	95
Provident Financial Services	18,200	287
Public Storage †	6,357	975
Radian Group (A)	56,435	656
RAIT Financial Trust †	9,799	74
Regency Centers †	7,781	395
Reinsurance Group of America, Cl A	7,811	540
Renasant (A)	7,500	183
Republic Bancorp, Cl A (A)	27,505	603
RLJ Lodging Trust †	10,850	244
S&T Bancorp (A)	8,300	163
Safeguard Scientifics *	32,287	518
Sandy Spring Bancorp	2,000	43
SCBT Financial (A)	4,300	217
Selective Insurance Group	21,855	503
Sierra Bancorp	2,300	34
Simon Property Group †	12,894	2,036
SL Green Realty †	5,392	476
Southside Bancshares (A)	13,440	321
Southwest Bancorp *	5,400	71
StanCorp Financial Group (A)	7,800	385
Starwood Property Trust †	27,000	668
State Bank Financial	9,200	138
StellarOne, Cl A	5,850	115
Sterling Financial	7,840	186
Suffolk Bancorp *	3,200	52
Sun Communities †	5,150	256
Sunstone Hotel Investors * † (A)	20,000	242
Susquehanna Bancshares	139,535	1,793
SY Bancorp, Cl A	2,600	64
Symetra Financial	33,900	542
Synovus Financial	69,065	202
TCF Financial (A)	31,788	451
Territorial Bancorp	1,700	38
Texas Capital Bancshares *	11,123	493
THL Credit	28,500	433
Tompkins Financial	2,550	115
Tower Group International (A)	29,400	603
Tree.com	3,500	60
Trico Bancshares	4,450	95
Trustmark (A)	5,350	132
Two Harbors Investment †	41,900	429
UDR † (A)	21,700	553
UMB Financial (A)	2,550	142
Umpqua Holdings	27,150	408
Union First Market Bankshares	34,245	705
United Bankshares (A)	3,200	85
United Community Banks *	67,200	835
Univest Corp of Pennsylvania	2,800	53
Validus Holdings	25,300	914
Ventas †	10,319	717
ViewPoint Financial Group	33,500	697
Virginia Commerce Bancorp *	2,150	30

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust †	8,000	$663
Washington Banking	2,900	41
Washington Federal	13,880	262
Washington Trust Bancorp	2,850	81
Waterstone Financial *	2,900	29
Webster Financial	21,220	545
Weingarten Realty Investors † (A)	8,600	265
WesBanco	8,250	218
West Bancorporation	2,200	26
Westamerica Bancorporation	1,250	57
Western Alliance Bancorp *	86,890	1,375
Wilshire Bancorp *	52,300	346
Winthrop Realty Trust †	56,900	684
Wintrust Financial	9,400	360
WSFS Financial	19,550	1,024
Yadkin Financial *	1,100	15

		130,294

Health Care — 4.7%
Accuray * (A)	269,000	1,544
Akorn * (A)	15,140	205
Alere *	45,900	1,125
Amsurg	22,768	799
Analogic	3,420	249
Cambrex *	29,700	415
Charles River Laboratories International *	16,053	659
Conmed	34,810	1,087
Five Star Quality Care *	56,519	317
Greatbatch *	36,190	1,187
HealthSouth *	24,734	712
Hill-Rom Holdings	8,100	273
Hi-Tech Pharmacal	7,400	245
ICON *	24,976	885
Invacare	23,400	336
Kindred Healthcare *	25,100	330
Magellan Health Services *	12,460	699
Masimo *	11,110	236
Medical Action Industries *	46,100	355
MEDNAX * (A)	9,843	902
Merit Medical Systems *	34,200	381
Orthofix International *	8,800	237
Owens & Minor (A)	11,000	372
PDL BioPharma (A)	48,900	377
PerkinElmer (A)	14,720	478
PharMerica *	35,300	489
Questcor Pharmaceuticals	12,600	573
Sciclone Pharmaceuticals *	42,500	211
Select Medical Holdings	48,950	401
Skilled Healthcare Group, Cl A *	64,200	429
Symmetry Medical *	104,200	877
Team Health Holdings *	8,290	341
Teleflex	4,442	344
Trinity Biotech ADR	7,200	121

		18,191

Industrials — 16.5%
AAR	14,000	308
ABM Industries	10,800	265
ACCO Brands * (A)	58,500	372
Actuant, Cl A (A)	32,741	1,079

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Aegean Marine Petroleum Network	40,700	$377
Air Transport Services Group *	113,000	747
Aircastle	56,200	899
Alamo Group	8,928	364
Alaska Air Group * (A)	8,900	463
Alliant Techsystems	11,900	980
Ampco-Pittsburgh	21,328	400
Astec Industries	16,800	576
Atlas Air Worldwide Holdings *	18,100	792
Beacon Roofing Supply * (A)	7,000	265
Belden	24,300	1,213
Blount International *	15,600	184
Brink’s	59,800	1,526
Celadon Group	10,000	183
Chart Industries *	2,360	222
CIRCOR International	14,550	740
Comfort Systems USA	31,500	470
Consolidated Graphics *	11,500	541
Con-way	5,990	233
CRA International *	15,900	294
Cubic	13,100	630
Curtiss-Wright	47,816	1,772
Deluxe	15,700	544
EMCOR Group	68,348	2,778
Encore Wire	12,200	416
EnPro Industries * (A)	8,037	408
Esterline Technologies *	4,440	321
Flow International *	112,800	416
FTI Consulting * (A)	91,015	2,993
G&K Services	27,203	1,295
Generac Holdings *	7,815	289
General Cable	11,962	368
Global Brass & Copper Holdings *	18,900	250
Global Power Equipment Group	44,700	721
GrafTech International (A)	53,600	390
Granite Construction	19,900	592
Great Lakes Dredge & Dock	111,100	869
H&E Equipment Services	9,660	204
Hawaiian Holdings * (A)	69,300	423
Hyster-Yale Materials Handling	11,000	691
ICF International, Cl A *	26,300	829
Interface, Cl A	36,630	622
ITT	17,700	521
JetBlue Airways * (A)	168,400	1,061
John Bean Technologies, Cl A	11,600	244
Kadant	35,156	1,061
Kaman, Cl A	10,100	349
KAR Auction Services	38,206	874
Kaydon	41,135	1,133
Kelly Services, Cl A	13,700	239
LB Foster, Cl A	5,700	246
Manitowoc (A)	12,600	226
MasTec * (A)	11,370	374
Miller Industries	13,300	205
Moog, Cl A *	12,739	656
Mueller Industries	6,200	313
MYR Group *	38,200	743
Navigant Consulting *	30,700	368
NN, Cl A *	26,300	300

Description	Shares	Market Value ($ Thousands)

Northwest Pipe *	13,495	$377
On Assignment *	8,460	226
Orbital Sciences *	49,230	855
Orion Marine Group * (A)	93,204	1,127
Pitney Bowes (A)	26,600	390
Quad (A)	27,500	663
Rand Logistics * (A)	25,500	131
Regal-Beloit	6,366	413
Republic Airways Holdings * (A)	21,500	244
Ryder System	34,910	2,122
Saia	19,350	580
Simpson Manufacturing (A)	16,540	487
Skywest	40,400	547
Spirit Airlines *	15,000	476
Steelcase, Cl A	40,900	596
Swift Transportation, Cl A *	15,100	250
TAL International Group (A)	15,500	675
Team *	8,380	317
Teledyne Technologies *	4,808	372
Terex *	10,513	276
Tetra Tech *	60,799	1,429
Titan Machinery * (A)	39,000	766
TMS International, Cl A *	60,700	900
Towers Watson, Cl A	18,127	1,485
Trex *	4,960	235
Trimas *	14,264	532
Triumph Group	8,090	640
TrueBlue *	23,800	501
Tutor Perini *	99,800	1,805
United Stationers	6,500	218
VSE	13,900	571
Wabash National *	62,600	637
Watts Water Technologies, Cl A	9,127	414
Werner Enterprises	20,360	492
WESCO International * (A)	5,662	385
Woodward	24,314	973

		63,334

Information Technology — 11.9%
ACI Worldwide *	5,250	244
Acxiom *	22,970	521
Adtran (A)	97,188	2,392
Advanced Energy Industries *	19,300	336
Amkor Technology (A)	99,500	419
Arrow Electronics, Cl A *	25,500	1,016
Atmel *	61,200	450
Benchmark Electronics *	57,700	1,160
Black Box	12,300	312
Blucora	700	13
CACI International, Cl A * (A)	25,349	1,609
Cadence Design Systems * (A)	38,745	561
Cardtronics	8,150	225
CIBER *	219,500	733
Cognex	6,630	300
Coherent *	6,235	343
Comtech Telecommunications	13,032	350
Convergys	24,202	422
CSG Systems International *	34,100	740
Diebold	69,284	2,334
Digi International *	93,800	879
Diodes *	16,100	418

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

EarthLink	203,655	$1,265
Electronics for Imaging *	8,350	236
Emulex *	48,871	319
Entegris *	52,060	489
EPAM Systems *	8,970	244
Exar *	119,300	1,285
Fairchild Semiconductor International *	51,660	713
FARO Technologies *	5,100	172
Genpact *	23,880	459
GT Advanced Technologies * (A)	61,400	255
Imation *	30,500	129
Inphi *	27,044	297
Insight Enterprises *	27,600	490
Integrated Device Technology *	68,436	543
Intersil, Cl A	76,000	594
IntraLinks Holdings, Cl A *	35,735	259
InvenSense, Cl A * (A)	18,410	283
Itron *	6,400	272
Ixia * (A)	14,567	268
j2 Global (A)	7,855	334
Lender Processing Services	13,300	430
Lexmark International, Cl A (A)	22,600	691
Liquidity Services * (A)	14,000	485
Manhattan Associates *	3,740	289
Mentor Graphics	27,310	534
MicroStrategy, Cl A *	10,400	904
MKS Instruments	27,432	728
Monolithic Power Systems	13,186	318
MTS Systems, Cl A	1,200	68
Multi-Fineline Electronix *	16,100	238
Nanometrics *	34,000	499
ON Semiconductor *	41,805	338
OSI Systems *	3,600	232
Park Electrochemical	17,100	411
Photronics *	86,000	693
Plantronics	8,500	373
Power-One *	64,300	406
PRGX Global *	100,000	549
Progress Software *	46,650	1,074
PTC *	44,413	1,090
Pulse Electronics * (A)	3,630	10
QLogic	73,400	702
RDA Microelectronics ADR *	1,800	20
RF Micro Devices, Cl A *	112,803	604
Rudolph Technologies *	27,400	307
Saba Software *	104,000	1,013
Semtech *	7,890	276
Silicon Laboratories *	5,420	224
Sykes Enterprises * (A)	61,394	968
SYNNEX * (A)	10,600	448
Take-Two Interactive Software, Cl A *	6,890	103
Tangoe * (A)	17,840	275
Tech Data *	34,900	1,643
TeleCommunication Systems, Cl A *	102,300	238
TeleTech Holdings *	12,100	283
Tessco Technologies	12,000	317
Ultra Clean Holdings *	35,716	216

Description	Shares	Market Value ($ Thousands)

Ultratech *	54,700	$2,009
United Online (A)	88,200	669
Zebra Technologies, Cl A *	10,306	448

		45,806

Materials — 4.5%
Allegheny Technologies	12,653	333
Allied Nevada Gold	15,000	97
American Vanguard, Cl B	9,300	218
Boise *	66,700	569
Buckeye Technologies	10,700	396
Cabot	7,500	281
Compass Minerals International, Cl A	8,074	683
Cytec Industries	5,014	367
Flotek Industries *	12,900	231
Glatfelter	31,100	781
Globe Specialty Metals	40,400	439
Greif, Cl A	8,694	458
GSE Holding *	130,700	757
H.B. Fuller	51,990	1,966
Horsehead Holding * (A)	28,500	365
Innophos Holdings	9,354	441
Innospec *	7,300	293
Intrepid Potash * (A)	14,287	272
LSB Industries *	11,800	359
Minerals Technologies	22,950	949
Neenah Paper, Cl A	17,900	569
Olin	28,800	689
OM Group *	1,600	50
Owens-Illinois *	16,407	456
PolyOne	38,435	952
RTI International Metals * (A)	27,835	771
Schnitzer Steel Industries, Cl A	30,200	706
Schweitzer-Mauduit International	8,200	409
Scotts Miracle-Gro, Cl A (A)	8,725	422
Sensient Technologies	31,389	1,270
Silgan Holdings	16,731	786

		17,335

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	13,200	656
Inteliquent	34,300	197
Iridium Communications * (A)	32,400	251
USA Mobility	28,700	390
Vonage Holdings *	134,300	380

		1,874

Utilities — 2.8%
ALLETE	14,625	729
Cadiz * (A)	78,200	360
Chesapeake Utilities	1,584	81
Cleco	20,102	933
Dynegy * (A)	8,100	183
Empire District Electric	21,600	482
Great Plains Energy	44,504	1,003
Idacorp, Cl A	10,209	488
Laclede Group	11,360	519
NorthWestern	12,800	510
Piedmont Natural Gas (A)	21,500	725
PNM Resources	19,955	443
Portland General Electric	68,544	2,097

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Southwest Gas	9,930	$465
UIL Holdings (A)	31,092	1,189
Westar Energy	5,430	173
WGL Holdings	10,175	440

		10,820

Total Common Stock (Cost $321,646) ($ Thousands)		360,467

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Index Fund (A)	12,063	1,172

Total Exchange Traded Fund (Cost $925) ($ Thousands)		1,172

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Federal Mogul Expires 07/02/13	22,600	5

Total Rights (Cost $—) ($Thousands)		5

AFFILIATED PARTNERSHIP — 16.6%
SEI Liquidity Fund, L.P.
0.100% (B) ** ††	63,606,249	63,606

Total Affiliated Partnership (Cost $63,606) ($ Thousands)		63,606

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	20,748,548	20,749

Total Cash Equivalent (Cost $20,749) ($ Thousands)		20,749

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.040%, 01/09/2014	$732	732

Total U.S. Treasury Obligations (Cost $732) ($ Thousands)		732

Total Investments — 116.3% (Cost $407,658) ($ Thousands) ‡‡		$446,731

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	127	Sep-2013	$101

			$101

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $384,176 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $61,874 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $63,606 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $407,658 ($ Thousands), and the unrealized appreciation and depreciation were $62,384 ($ Thousands) and ($23,311) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$360,467	$—	$—	$360,467
Exchange Traded Fund	1,172	—	—	1,172
Warrants	—	—	—	—
Rights	5	—	—	5
Affiliated Partnership	—	63,606	—	63,606
Cash Equivalent	20,749	—	—	20,749
U.S. Treasury Obligations	—	732	—	732

Total Investments in Securities	$382,393	$64,338	$—	$446,731

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$101	$—	$—	$101

Total Other Financial Instruments	$101	$—	$—	$101

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 16.7%
America’s Car-Mart *	4,400	$190
Ameristar Casinos	1,600	42
ANN *	14,200	471
Arctic Cat	39,021	1,755
Ascent Capital Group, Cl A *	3,306	258
Beazer Homes USA, Cl A * (A)	8,978	157
Belo, Cl A	16,300	227
Biglari Holdings *	589	242
BJ’s Restaurants * (A)	11,188	415
Blue Nile *	8,030	303
Body Central *	4,698	63
Bravo Brio Restaurant Group *	16,600	296
Bright Horizons Family Solutions *	24,256	842
Brunswick	11,107	355
Cabela’s *	15,950	1,033
Capella Education *	15,200	633
Carmike Cinemas *	15,900	308
Carter’s *	25,430	1,884
Cato, Cl A	18,206	454
Childrens Place Retail Stores *	8,100	444
Conn’s * (A)	36,391	1,884
Cooper Tire & Rubber	28,300	939
Core-Mark Holding, Cl A	14,500	921
CROCS *	11,400	188
Dana Holding	7,900	152
Deckers Outdoor * (A)	5,625	284
Destination Maternity	11,600	285
Dick’s Sporting Goods	9,805	491
DineEquity	700	48
Domino’s Pizza (A)	11,200	651
Dorman Products (A)	6,176	282
Drew Industries	1,400	55
Express *	20,900	438
Five Below * (A)	29,415	1,081
Francesca’s Holdings * (A)	62,148	1,727
GameStop, Cl A (A)	10,089	424
Gordmans Stores *	47,670	649
Grand Canyon Education *	46,715	1,506
hhgregg, Cl A * (A)	18,700	299
Hibbett Sports * (A)	45,828	2,544
HomeAway * (A)	55,863	1,807
HSN, Cl A	445	24
Imax * (A)	5,819	145
Jack in the Box *	17,487	687
K12 * (A)	899	24
Lions Gate Entertainment * (A)	5,900	162
LKQ *	27,894	718
Loral Space & Communications	5,300	318
Lumber Liquidators Holdings * (A)	20,648	1,608
Maidenform Brands *	28,662	497
Mattress Firm Holding * (A)	16,255	655
Monro Muffler (A)	29,764	1,430
Movado Group	11,300	382
Multimedia Games Holding *	30,400	793
National CineMedia	97,550	1,648
Noodles, Cl A *	1,930	71

Description	Shares	Market Value ($ Thousands)

Nutrisystem (A)	34,900	$411
Orient-Express Hotels, Cl A *	13,634	166
Panera Bread, Cl A * (A)	3,613	672
Papa John’s International, Cl A *	16,600	1,085
Penske Auto Group, Cl A	3,500	107
PetMed Express (A)	55,800	703
Pier 1 Imports (A)	20,704	486
Pinnacle Entertainment *	3,000	59
Pool	12,000	629
Quiksilver *	52,259	337
ReachLocal *	67,000	821
Red Robin Gourmet Burgers *	18,848	1,040
Restoration Hardware Holdings *	8,649	649
Shutterfly * (A)	23,624	1,318
Six Flags Entertainment	18,082	636
Smith & Wesson Holding * (A)	64,300	642
SodaStream International * (A)	15,521	1,128
Sonic *	30,300	441
Sotheby’s (A)	11,565	438
Standard-Pacific * (A)	31,973	266
Steiner Leisure *	3,800	201
Sturm Ruger	900	43
Tenneco *	16,800	760
TRI Pointe Homes * (A)	22,985	381
Tumi Holdings *	14,250	342
Valassis Communications (A)	4,500	111
Vitamin Shoppe *	7,607	341
Winnebago Industries *	9,400	197
Wolverine World Wide (A)	55,402	3,025
Zumiez * (A)	12,955	373

		53,997

Consumer Staples — 3.5%
Annie’s * (A)	16,109	689
Casey’s General Stores (A)	18,553	1,116
Chefs’ Warehouse Holdings *	22,375	385
Darling International *	19,100	356
Fairway Group Holdings, Cl A * (A)	15,100	365
Fresh Market *	7,045	350
J&J Snack Foods	5,300	412
Lancaster Colony	13,403	1,045
Medifast * (A)	30,367	782
Pilgrim’s Pride *	74,400	1,112
Prestige Brands Holdings, Cl A *	38,005	1,107
Rite Aid *	433,200	1,239
Sanderson Farms (A)	2,300	153
Snyders-Lance	10,081	286
Spectrum Brands Holdings	1,100	63
USANA Health Sciences * (A)	17,100	1,238
WD-40	900	49
WhiteWave Foods, Cl A * (A)	26,569	432

		11,179

Energy — 5.0%
Berry Petroleum, Cl A	4,700	199
Clayton Williams Energy *	1,000	43
CVR Energy *	6,200	294
Delek US Holdings	12,610	363
Dresser-Rand Group *	25,677	1,540
Dril-Quip *	28,718	2,593

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Emerald Oil *	33,528	$230
Endeavour International * (A)	39,200	151
Energy XXI Bermuda (A)	33,600	746
Forum Energy Technologies * (A)	30,847	939
Hornbeck Offshore Services * (A)	2,304	123
Kodiak Oil & Gas (A)	63,600	565
Laredo Petroleum Holdings * (A)	60,283	1,239
Lufkin Industries	4,400	389
Magnum Hunter Resources * (A)	33,600	123
Matador Resources * (A)	37,713	452
Mitcham Industries *	19,300	324
Oasis Petroleum * (A)	53,927	2,096
Oceaneering International, Cl A	4,430	320
Oil States International *	4,549	421
Pioneer Energy Services *	26,063	173
Rentech *	24,800	52
Rosetta Resources *	13,803	587
Targa Resources	7,030	452
Vaalco Energy * (A)	100,460	575
Western Refining (A)	17,100	480
Willbros Group *	53,600	329
World Fuel Services (A)	8,617	344

		16,142

Financials — 6.4%
Acadia Realty Trust †	6,800	168
Affiliated Managers Group *	6,426	1,054
Alexander’s † (A)	600	176
Amtrust Financial Services (A)	21,190	757
Artisan Partners Asset Management, Cl A *	4,758	237
Bank of the Ozarks (A)	12,197	529
Banner	7,231	244
Cohen & Steers (A)	14,406	490
Credit Acceptance, Cl A *	2,800	293
CubeSmart * †	23,890	382
Douglas Emmett †	15,095	376
EastGroup Properties †	14,335	807
Employers Holdings	3,700	90
Encore Capital Group * (A)	7,700	255
Financial Engines (A)	36,029	1,643
First Cash Financial Services *	1,028	51
Glimcher Realty Trust †	55,030	601
Greenhill (A)	3,200	146
HFF, Cl A	5,900	105
Highwoods Properties †	19,110	680
IBERIABANK	12,290	659
Jones Lang LaSalle	1,666	152
LPL Financial Holdings	17,338	655
MarketAxess Holdings	17,641	825
Montpelier Re Holdings (A)	34,000	850
MSCI, Cl A *	21,190	705
National Health Investors †	2,700	162
Ocwen Financial *	1,300	54
Omega Healthcare Investors † (A)	15,300	474
Pebblebrook Hotel Trust †	8,559	221
PennantPark Investment	63,653	703
Portfolio Recovery Associates * (A)	2,300	353
Potlatch †	6,523	264
PS Business Parks †	2,300	166

Description	Shares	Market Value ($ Thousands)

Ryman Hospitality Properties † (A)	3,487	$136
Signature Bank NY, Cl B *	15,814	1,313
Sovran Self Storage †	4,100	266
Stifel Financial * (A)	31,424	1,121
Strategic Hotels & Resorts * †	24,000	213
Sun Communities † (A)	3,700	184
SVB Financial Group, Cl B *	7,612	634
Texas Capital Bancshares *	4,700	208
Titanium Asset Management PIPE (B) (C)	140,900	111
Value Creation (B) (C)	145,600	73
WisdomTree Investments *	70,620	817
World Acceptance * (A)	2,900	252

		20,655

Health Care — 18.9%
Acadia Healthcare, Cl A *	71,367	2,360
ACADIA Pharmaceuticals * (A)	20,780	377
Accuray * (A)	34,400	197
Achillion Pharmaceuticals *	51,134	418
Acorda Therapeutics *	18,245	602
Aegerion Pharmaceuticals, Cl A * (A)	11,492	728
Affymax * (A)	134,700	139
Air Methods (A)	5,600	190
Akorn * (A)	44,925	608
Align Technology *	16,800	622
Alkermes *	18,000	517
AMAG Pharmaceuticals *	32,790	730
Analogic	12,100	881
Arena Pharmaceuticals * (A)	23,300	179
Ariad Pharmaceuticals *	38,273	669
Arqule *	57,700	134
Array BioPharma *	92,200	419
ArthroCare *	13,100	452
athenahealth *	12,087	1,024
AVEO Pharmaceuticals, Cl A * (A)	124,100	310
Bio-Reference Labs * (A)	13,400	385
BioScrip *	19,141	316
Bruker BioSciences *	37,380	604
Cantel Medical	6,600	224
Celldex Therapeutics, Cl A *	19,207	300
Centene *	5,193	272
Cepheid * (A)	6,355	219
Chemed (A)	7,192	521
Chimerix *	16,720	405
Clovis Oncology *	2,840	190
Computer Programs & Systems	7,800	384
Coronado Biosciences * (A)	15,767	136
Cubist Pharmaceuticals *	25,271	1,221
Cyberonics * (A)	2,300	119
DexCom *	13,707	308
Dynavax Technologies * (A)	159,300	175
Emergent Biosolutions *	36,300	523
Emeritus *	38,168	885
Endocyte * (A)	50,800	667
Endologix *	78,999	1,049
Ensign Group	5,400	190
Exact Sciences * (A)	90,889	1,264
ExamWorks Group * (A)	61,983	1,316

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Fluidigm * (A)	36,814	$643
Furiex Pharmaceuticals *	5,348	182
Haemonetics *	3,863	160
Halozyme Therapeutics * (A)	68,327	543
Health Net, Cl A *	18,295	582
HealthSouth *	13,581	391
HeartWare International *	7,830	745
Hi-Tech Pharmacal	1,900	63
HMS Holdings *	14,025	327
Hyperion Therapeutics * (A)	12,002	264
ICON *	23,884	846
ICU Medical *	10,800	778
Immunogen * (A)	18,000	299
Impax Laboratories *	10,200	203
Imris *	111,657	308
Incyte * (A)	26,438	582
Infinity Pharmaceuticals *	5,300	86
Insulet * (A)	33,966	1,067
Intercept Pharmaceuticals *	5,078	228
IPC The Hospitalist * (A)	12,232	628
Ironwood Pharmaceuticals, Cl A * (A)	32,400	322
Isis Pharmaceuticals * (A)	23,132	622
Jazz Pharmaceuticals *	13,010	894
Keryx Biopharmaceuticals * (A)	102,144	763
LHC Group *	9,000	176
Masimo *	40,971	869
MedAssets *	8,300	147
Medicines * (A)	8,100	249
Medivation *	10,575	520
MEDNAX *	6,936	635
Momenta Pharmaceuticals * (A)	31,200	470
MWI Veterinary Supply *	1,400	173
Nektar Therapeutics *	52,684	608
Neurocrine Biosciences *	20,100	269
NewLink Genetics * (A)	6,367	125
Novadaq Technologies * (A)	133,170	1,792
NPS Pharmaceuticals *	4,527	68
NuVasive *	19,000	471
Onyx Pharmaceuticals * (A)	8,110	704
Optimer Pharmaceuticals * (A)	8,250	119
OraSure Technologies *	46,100	179
Orexigen Therapeutics * (A)	38,097	223
Orthofix International *	17,700	476
Pacira Pharmaceuticals * (A)	22,170	643
Parexel International *	25,979	1,193
PDL BioPharma (A)	149,000	1,150
Pharmacyclics *	11,890	945
Pozen *	40,500	203
Prosensa Holding BV *	5,862	76
Puma Biotechnology *	19,713	875
Quidel * (A)	53,258	1,360
Repros Therapeutics *	9,290	172
Rigel Pharmaceuticals * (A)	74,800	250
Sagent Pharmaceuticals *	26,412	554
Santarus *	46,700	983
Sarepta Therapeutics * (A)	3,470	132
Sciclone Pharmaceuticals *	129,700	643
Seattle Genetics * (A)	9,084	286
Sirona Dental Systems, Cl A *	7,731	509

Description	Shares	Market Value ($ Thousands)

Spectranetics *	15,181	$284
Synageva BioPharma, Cl A *	16,167	679
Syneron Medical *	62,667	545
Synta Pharmaceuticals * (A)	46,278	231
Team Health Holdings *	20,461	840
Techne, Cl A	18,020	1,245
TESARO *	7,607	249
Threshold Pharmaceuticals, Cl A *	91,600	482
Tornier BV *	27,319	478
Unilife * (A)	176,672	560
ViroPharma * (A)	12,996	372
Vocera Communications *	22,735	334
Volcano * (A)	16,605	301
WellCare Health Plans *	20,191	1,122
XenoPort *	76,300	378

		61,102

Industrials — 19.4%
Acacia Research	8,000	179
Actuant, Cl A (A)	30,457	1,004
Acuity Brands	17,022	1,286
Advisory Board *	2,619	143
Aegion, Cl A *	2,400	54
Alaska Air Group * (A)	10,600	551
Altra Holdings	14,300	392
American Science & Engineering, Cl A	5,100	285
AO Smith	2,600	94
Applied Industrial Technologies, Cl A	10,100	488
Armstrong World Industries *	12,316	589
Avis Budget Group *	5,180	149
AZZ	1,200	46
Beacon Roofing Supply * (A)	5,523	209
Brink’s	5,600	143
Carlisle	24,330	1,516
Chart Industries *	10,530	991
CIRCOR International	3,400	173
Clarcor	4,188	219
Clean Harbors *	6,640	335
Corporate Executive Board	6,279	397
Deluxe	1,500	52
DigitalGlobe *	14,702	456
DXP Enterprises *	9,917	660
Dycom Industries *	67,188	1,555
EnerSys *	4,400	216
Exponent	12,300	727
Fortune Brands Home & Security *	20,561	797
Forward Air	2,800	107
FuelCell Energy (A)	21,800	28
Generac Holdings	18,873	698
Genesee & Wyoming, Cl A *	19,001	1,612
Graco	14,370	908
GrafTech International * (A)	149,421	1,088
Great Lakes Dredge & Dock	6,300	49
H&E Equipment Services	9,900	209
Heico, Cl A	42,156	1,556
HEICO (A)	14,668	739
Heritage-Crystal Clean * (A)	49,605	725

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Hexcel, Cl A *	60,432	$2,058
Hub Group, Cl A *	34,935	1,272
Huron Consulting Group *	2,700	125
IDEX	13,310	716
Insperity, Cl A	21,400	648
Interface, Cl A	42,790	726
John Bean Technologies, Cl A	16,800	353
Kennametal	13,790	536
Keyw Holding, Cl A * (A)	38,862	515
Kforce	47,700	696
Kirby *	20,048	1,595
Landstar System	19,514	1,005
Lennox International	2,301	148
Lincoln Electric Holdings	14,430	826
Lindsay	4,659	349
Marten Transport	45,869	719
Middleby *	11,712	1,992
Mine Safety Appliances	7,000	326
Mobile Mini *	5,464	181
MSC Industrial Direct, Cl A	9,155	709
Mueller Water Products, Cl A	56,200	388
MYR Group *	28,000	545
Nordson	17,666	1,225
Old Dominion Freight Line, Cl A *	48,155	2,004
Ply Gem Holdings *	21,723	436
Polypore International * (A)	30,515	1,230
Primoris Services	21,900	432
RBC Bearings *	10,641	553
Ritchie Bros. Auctioneers (A)	57,400	1,103
RPX *	22,900	385
Rush Enterprises, Cl A * (A)	34,390	851
Saia *	48,840	1,464
Spirit Airlines *	39,620	1,259
Standard Parking *	50,323	1,080
Standex International	7,200	380
Steelcase, Cl A	69,938	1,020
Stratasys * (A)	6,355	532
Sun Hydraulics	200	6
Swift Transportation, Cl A *	20,360	337
Taser International *	39,900	340
Team *	2,100	79
Teledyne Technologies *	2,200	170
Tennant	18,255	881
Trex * (A)	22,507	1,069
TrueBlue *	79,825	1,680
United Rentals * (A)	17,990	898
US Airways Group * (A)	29,600	486
US Ecology	10,195	280
USG * (A)	8,349	192
Valmont Industries	5,795	829
Wabtec	23,558	1,259
WageWorks *	4,727	163
Watsco (A)	10,647	894
WESCO International * (A)	19,788	1,345

		62,715

Information Technology — 23.8%
Active Network * (A)	4,700	36
Actuate *	71,300	473
Advent Software *	11,460	402
Anixter International * (A)	3,600	273

Description	Shares	Market Value ($ Thousands)

ARRIS Group *	5,500	$79
Aruba Networks	52,661	809
Aspen Technology *	56,071	1,614
ATMI *	21,100	499
Blackbaud, Cl A	54,708	1,782
Blucora	46,000	853
Broadridge Financial Solutions	49,525	1,316
BroadSoft * (A)	21,393	590
Cadence Design Systems * (A)	127,255	1,843
Calix *	38,900	393
Cavium * (A)	59,584	2,107
Ceva, Cl A *	17,900	347
ChannelAdvisor *	7,425	117
Ciena * (A)	45,380	881
CommVault Systems *	11,128	844
Cornerstone OnDemand * (A)	36,856	1,596
CoStar Group * (A)	18,485	2,386
Cray *	18,200	358
CSG Systems International *	31,600	686
Cyan *	54,158	566
Dealertrack Technologies *	63,461	2,248
Demand Media *	1,000	6
Demandware * (A)	27,747	1,177
Dice Holdings * (A)	28,700	264
DTS *	35,690	734
Ebix	1,800	17
Ellie Mae *	17,988	415
Envestnet *	72,787	1,791
Euronet Worldwide *	24,425	778
ExactTarget *	9,283	313
ExlService Holdings *	9,445	279
Extreme Networks *	46,900	162
Fair Isaac	3,100	142
Fairchild Semiconductor International *	52,483	724
FARO Technologies *	6,300	213
FleetMatics Group * (A)	20,560	683
Fortinet *	19,448	340
Fusion-io * (A)	21,301	303
Gigamon *	9,810	270
Global Cash Access Holdings *	81,600	511
Guidewire Software, Cl Z *	46,807	1,968
Hittite Microwave, Cl A *	16,029	930
Imperva *	15,986	720
Infinera * (A)	132,710	1,416
Infoblox *	54,809	1,604
Inphi *	54,631	601
Interactive Intelligence Group *	6,359	328
Internap Network Services *	21,996	182
International Rectifier * (A)	23,333	489
InvenSense, Cl A * (A)	16,429	253
Ixia *	9,300	171
j2 Global (A)	8,975	382
Littelfuse	4,400	328
LivePerson *	98,182	879
Manhattan Associates *	11,400	880
Marin Software * (A)	8,850	91
MAXIMUS	7,400	551
Measurement Specialties *	33,779	1,572
Mentor Graphics	3,600	70

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Micrel	20,900	$206
Microsemi *	2,000	45
Model N * (A)	30,640	716
MoneyGram International *	3,600	82
Monotype Imaging Holdings	11,100	282
Move *	73,900	947
MTS Systems, Cl A	2,200	124
National Instruments	6,360	178
Netscout Systems *	14,400	336
NetSuite * (A)	5,131	471
NIC	16,300	269
NICE Systems ADR	9,985	368
OpenTable * (A)	7,087	453
OSI Systems *	4,967	320
Palo Alto Networks * (A)	7,677	323
Pandora Media * (A)	31,140	573
Pegasystems	3,900	129
Plantronics	3,310	145
Plexus *	2,600	78
PLX Technology *	38,900	185
Power Integrations	11,830	480
Procera Networks *	5,100	70
PROS Holdings *	4,000	120
PTC *	38,150	936
QLogic *	14,800	142
Quantum * (A)	127,100	174
Rally Software Development *	27,790	690
RealD * (A)	46,680	649
RealPage * (A)	81,881	1,502
Responsys *	11,105	159
RF Micro Devices, Cl A	7,700	41
Rogers *	3,200	151
Ruckus Wireless * (A)	41,769	535
Sapient *	9,300	122
Semtech *	25,080	879
ServiceSource International *	56,252	524
Silicon Image *	104,700	612
SolarWinds *	8,197	318
Solera Holdings	6,455	359
Sonus Networks *	141,116	425
Sourcefire * (A)	16,165	898
Splunk *	14,828	687
SPS Commerce *	5,884	324
SS&C Technologies Holdings * (A)	75,599	2,487
Stamps.com *	1,300	51
SunPower, Cl A * (A)	15,600	323
Synaptics	18,550	715
Syntel	1,500	94
Tableau Software, Cl A *	7,933	440
Tangoe * (A)	19,095	295
Teradyne * (A)	60,908	1,070
Textura *	7,687	200
Travelzoo *	23,700	646
Tremor Video *	11,248	101
Trulia * (A)	42,019	1,306
Tyler Technologies *	15,913	1,091
Ultimate Software Group *	1,995	234
Ultratech *	5,300	195
Unisys *	34,900	770

Description	Shares	Market Value ($ Thousands)

Valueclick *	25,500	$629
Veeco Instruments * (A)	20,551	728
VistaPrint * (A)	22,907	1,131
Vocus *	21,300	224
Volterra Semiconductor *	33,000	466
WEX *	4,874	374
Yelp, Cl A *	10,790	375
Zillow, Cl A * (A)	3,075	173

		76,780

Materials — 1.7%
American Vanguard, Cl B	14,400	337
Chemtura *	25,300	514
Haynes International	5,800	278
Headwaters, Cl A *	40,000	354
Innospec	18,400	739
Intrepid Potash (A)	45,865	874
Koppers Holdings	8,000	305
LSB Industries *	8,900	271
Materion	1,900	51
Myers Industries (A)	30,600	459
Neenah Paper, Cl A	3,000	95
Noranda Aluminum Holding	85,700	277
PolyOne	42,890	1,063

		5,617

Telecommunication Services — 0.2%
Boingo Wireless * (A)	70,845	440
magicJack VocalTec * (A)	19,700	279

		719

Utilities — 0.1%
American States Water	2,900	156
Genie Energy, Cl B (A)	9,400	86

		242

Total Common Stock (Cost $269,690) ($ Thousands)		309,148

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Growth Index Fund (A)	7,068	789

Total Exchange Traded Fund (Cost $796) ($ Thousands)		789

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 27.1%
SEI Liquidity Fund, L.P.
0.100% ** †† (D)	87,636,249	87,636

Total Affiliated Partnership (Cost $87,636) ($ Thousands)		87,636

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	11,482,140	$11,482

Total Cash Equivalent (Cost $11,482) ($ Thousands)		11,482

U.S. TREASURY OBLIGATIONS (E) (F) — 0.1%
U.S. Treasury Bills
0.040%, 01/09/2014	$317	317

Total U.S. Treasury Obligations (Cost $317) ($ Thousands)		317

Total Investments — 126.8% (Cost $369,921) ($ Thousands) ‡		$409,372

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	55	Sep-2013	$46

			$46

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $322,919 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $85,263 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2013 was $184 ($Thousands) and represented 0.06% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $184 ($ Thousands) and represented 0.06% of net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $87,636 ($Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

PIPE — Private Investment in Public Entity

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $369,921 ($ Thousands), and the unrealized appreciation and depreciation were $58,011 ($ Thousands) and ($18,560) ($ Thousands) respectively.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2013

The restricted securities held by the Fund as of June 30, 2013, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	$845	$111	0.04%
Value Creation	145,600	08/10/06	08/10/06	1,491	73	0.02

				$2,336	$184	0.06%

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$308,964	$—	$184	$309,148
Exchange Traded Fund	789	—	—	789
Warrants	—	—	—	—
Affiliated Partnership	—	87,636	—	87,636
Cash Equivalent	11,482	—	—	11,482
U.S. Treasury Obligations	—	317	—	317

Total Investments in Securities	$321,235	$87,953	$184	$409,372

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$46	$—	$—	$46

Total Other Financial Instruments	$46	$—	$—	$46

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%

Consumer Discretionary — 15.0%
Aaron’s	2,100	$59
Abercrombie & Fitch, Cl A	2,943	133
Aeropostale *	17,177	237
AFC Enterprises, Ser 2011-9A *	9,250	332
AMC Networks, Cl A *	874	57
American Axle & Manufacturing Holdings *	3,600	67
American Eagle Outfitters	4,348	79
American Greetings, Cl A	3,800	69
America’s Car-Mart *	1,300	56
Ameristar Casinos	1,300	34
ANN *	15,306	508
Apollo Group, Cl A *	1,025	18
Arbitron	800	37
Arctic Cat	4,097	184
Asbury Automotive Group *	2,900	116
Ascena Retail Group *	3,400	59
Ascent Capital Group, Cl A *	1,500	117
Autoliv (A)	7,000	542
Autonation *	1,905	83
Bally Technologies * (A)	3,100	175
Barnes & Noble * (A)	2,584	41
Belo, Cl A	56,195	784
Big Lots *	27,700	873
Biglari Holdings *	90	37
BJ’s Restaurants *	1,500	56
Bloomin’ Brands *	36,356	905
Bob Evans Farms	1,700	80
Body Central *	2,110	28
Boyd Gaming * (A)	3,600	41
Bravo Brio Restaurant Group *	568	10
Bright Horizons Family Solutions *	22,129	768
Brinker International	7,200	284
Brown Shoe	2,700	58
Brunswick	2,100	67
Buffalo Wild Wings *	6,950	682
Burger King Worldwide	506	10
Cabela’s *	16,090	1,042
Cable Satisfaction	2,700	—
Cablevision Systems, Cl A	5,644	95
Caesars Entertainment *	782	11
Callaway Golf (A)	32,671	215
Capella Education *	700	29
Carrols Restaurant Group *	1,575	10
Carter’s	2,200	163
Cato, Cl A	9,700	242
CEC Entertainment	7,300	300
Cheesecake Factory	11,690	490
Chico’s FAS	5,500	94
Childrens Place Retail Stores *	8,455	463
Chuy’s Holdings *	260	10
Cinemark Holdings	1,125	31
Columbia Sportswear (A)	3,706	232
Conn’s * (A)	16,675	863
Cooper Tire & Rubber	7,700	255
Core-Mark Holding, Cl A	4,896	311
Cracker Barrel Old Country Store	600	57

Description	Shares	Market Value ($ Thousands)

CROCS *	900	$15
CSS Industries	649	16
CST Brands *	13,342	411
Cumulus Media, Cl A *	2,995	10
Dana Holding	28,575	550
Darden Restaurants	8,241	416
Deckers Outdoor * (A)	290	15
DeVry	1,000	31
Dick’s Sporting Goods	10,867	544
Dillard’s, Cl A	2,522	207
DineEquity	800	55
Discovery Communications, Cl A *	4,664	360
Dollar General *	9,132	460
Domino’s Pizza	2,231	130
DR Horton	6,100	130
DreamWorks Animation SKG, Cl A *	600	15
DSW, Cl A	8,713	640
Dunkin’ Brands Group	2,386	102
Entercom Communications *	1,583	15
Entravision Communications, Cl A *	1,746	11
Ethan Allen Interiors (A)	9,713	280
Express *	13,648	286
Fiesta Restaurant Group *	293	10
Fifth & Pacific *	527	12
Five Below * (A)	16,698	614
Foot Locker, Cl A	3,237	114
Fossil Group *	1,503	155
Francesca’s Holdings * (A)	46,426	1,290
GameStop, Cl A	20,196	849
Gannett	18,400	450
Genesco *	5,985	401
Gentex	2,600	60
Gentherm *	3,300	61
GNC Holdings, Cl A	13,020	576
Goodyear Tire & Rubber *	6,100	93
Grand Canyon Education *	28,475	918
Group 1 Automotive	1,724	111
Groupon, Cl A *	10,468	89
Guess?, Cl 3	1,400	44
Hanesbrands *	1,400	72
Harley-Davidson, Cl A	19,670	1,078
Harman International Industries, Cl A	8,600	466
Harte-Hanks	35,212	303
Hasbro (A)	7,733	347
Helen of Troy *	2,400	92
Hibbett Sports *	23,934	1,328
Hillenbrand	2,500	59
HomeAway *	30,101	973
HSN, Cl A	12,976	697
Iconix Brand Group *	1,300	38
Ignite Restaurant Group *	530	10
Imax *	19,700	490
International Game Technology	28,324	473
International Speedway, Cl A	900	28
Interpublic Group	34,400	501
iRobot *	17,230	685

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Isle of Capri Casinos *	3,300	$25
ITT Educational Services *	700	17
J.C. Penney *	3,492	60
JAKKS Pacific *	11,334	128
Jamba *	655	10
Jarden *	3,150	138
John Wiley & Sons, Cl A	900	36
Jones Group	11,122	153
JOS A Bank Clothiers * (A)	1,000	41
Journal Communications, Cl A *	39,400	295
K12 * (A)	1,000	26
KB Home	6,755	133
Krispy Kreme Doughnuts *	51,801	904
Lamar Advertising, Cl A *	1,300	56
La-Z-Boy, Cl Z	513	10
Lear	13,785	834
Leggett & Platt	2,000	62
Lennar, Cl A	2,600	94
Libbey *	11,000	264
Liberty Ventures, Ser A *	669	57
Life Time Fitness * (A)	23,644	1,185
LifeLock *	846	10
Lin TV, Cl A *	621	10
Lincoln Educational Services	2,400	13
Lions Gate Entertainment *	6,780	186
Lithia Motors, Cl A	1,589	85
Live Nation *	5,200	81
LKQ *	31,647	815
Loral Space & Communications	800	48
Luby’s *	2,388	20
Lululemon Athletica *	6,463	423
Lumber Liquidators Holdings * (A)	12,351	962
Madison Square Garden, Cl A *	6,457	383
Marriott International, Cl A	15,334	619
Matthews International, Cl A	9,651	364
Mattress Firm Holding *	14,836	598
MDC Holdings	2,000	65
Men’s Wearhouse	18,751	710
Meredith (A)	12,635	603
Meritage Homes *	1,800	78
Michael Kors Holdings *	11,232	697
Modine Manufacturing *	2,100	23
Mohawk Industries *	5,322	599
Monro Muffler	1,600	77
Morgans Hotel Group *	3,749	30
Morningstar, Cl A	300	23
NACCO Industries, Cl A	400	23
National CineMedia	38,047	643
NetFlix *	256	54
New York Times, Cl A *	13,305	147
Newell Rubbermaid, Cl B	16,282	427
Nexstar Broadcasting Group, Cl A	532	19
Noodles, Cl A *	1,800	66
NVR *	100	92
Office Depot * (A)	11,200	43
OfficeMax	6,223	64
O’Reilly Automotive *	8,679	978
Orient-Express Hotels, Cl A *	17,846	217

Description	Shares	Market Value ($ Thousands)

Outerwall * (A)	1,200	$70
Oxford Industries, Cl A	5,501	343
Panera Bread, Cl A *	4,117	765
Penn National Gaming *	1,300	69
Penske Auto Group, Cl A	1,800	55
Pep Boys-Manny Moe & Jack *	32,945	382
PetSmart	5,756	386
Pier 1 Imports	55,642	1,307
Pinnacle Entertainment *	527	10
Polaris Industries	1,672	159
Pool	2,100	110
PulteGroup *	7,423	141
PVH	979	122
Quiksilver *	39,558	255
RadioShack * (A)	6,500	21
Red Robin Gourmet Burgers *	800	44
Regal Entertainment Group, Cl A (A)	1,592	28
Regis	37,497	616
Rent-A-Center	6,400	240
Restoration Hardware Holdings * (A)	8,165	612
Ross Stores	9,079	588
Royal Caribbean Cruises	9,636	321
Ruby Tuesday *	3,000	28
rue21 inc *	695	29
Ruth’s Chris Steak House *	1,450	17
Ryland Group	2,100	84
Saks *	3,587	49
Sally Beauty Holdings *	2,565	80
Samsonite International	185,400	446
Scholastic, Cl B (A)	4,931	144
Scientific Games, Cl A *	14,621	164
Sears Holdings	659	28
Select Comfort *	1,100	28
Service International	6,700	121
Shutterfly *	16,017	894
Signet Jewelers	3,000	202
Sinclair Broadcast Group, Cl A	1,156	34
Six Flags Entertainment	312	11
Skechers U.S.A., Cl A *	27,061	650
Snap-on	800	72
Sonic Automotive, Cl A	477	10
Sotheby’s	1,400	53
Stage Stores	17,500	411
Standard-Pacific *	4,600	38
Starz - Liberty Capital *	1,976	44
Steven Madden *	12,435	602
Stewart Enterprises, Cl A	2,900	38
Stoneridge *	1,763	21
Strayer Education * (A)	200	10
Taylor Morrison Home, Cl A *	25,016	610
Tempur Sealy International *	1,600	70
Tenneco *	22,704	1,028
Tesla Motors * (A)	3,118	335
Texas Roadhouse, Cl A	401	10
Thor Industries	700	35
Titan International	849	14
Toll Brothers *	2,600	85
Tractor Supply	4,422	520

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

True Religion Apparel *	2,200	$70
TRW Automotive Holdings *	3,951	263
Tuesday Morning *	1,002	10
Tupperware Brands	1,200	93
Ulta Salon Cosmetics & Fragrance *	1,800	180
Under Armour, Cl A *	6,232	372
Urban Outfitters *	13,567	546
Vail Resorts	6,505	400
Valassis Communications (A)	1,800	44
Visteon *	5,086	321
Vitamin Shoppe *	311	14
WABCO Holdings *	1,500	112
Weight Watchers International (A)	700	32
Wendy’s	3,025	18
Whirlpool	5,200	595
Williams-Sonoma	11,491	642
Winnebago Industries *	1,852	39
WMS Industries *	2,250	57
Wolverine World Wide	700	38
World Wrestling Entertainment, Cl A	900	9
Wynn Resorts	4,325	554
Zagg *	1,908	10

		63,686

Consumer Staples — 3.2%
Avon Products	14,683	309
B&G Foods, Cl A	2,800	95
Boston Beer, Cl A * (A)	800	137
Cal-Maine Foods	1,100	51
Casey’s General Stores	13,192	794
Central Garden and Pet, Cl A *	16,653	115
Chefs’ Warehouse Holdings *	20,420	351
Chiquita Brands International *	1,191	13
Coca-Cola Enterprises	8,774	308
Constellation Brands, Cl A *	1,554	81
Darling International *	43,719	816
Dean Foods *	5,300	53
Diamond Foods * (A)	1,500	31
Dole Food *	17,190	219
Elizabeth Arden *	9,980	450
Energizer Holdings	5,200	522
Fairway Group Holdings, Cl A *	432	10
Flowers Foods	4,500	99
Fresh Del Monte Produce	10,000	279
Fresh Market *	1,223	61
Green Mountain Coffee Roasters * (A)	739	56
Hain Celestial Group *	1,700	111
Harris Teeter Supermarkets	322	15
Herbalife (A)	3,072	139
Hillshire Brands	671	22
Ingredion	9,211	604
Inter Parfums	8,220	234
J&J Snack Foods	7,030	547
JM Smucker	4,003	413
Kroger	14,587	504
Lancaster Colony	1,200	94
Lifevantage *	4,366	10
Medifast *	931	24

Description	Shares	Market Value ($ Thousands)

Molson Coors Brewing, Cl B	8,926	$427
Nash Finch	1,000	22
Nu Skin Enterprises, Cl A	900	55
Omega Protein *	23,400	210
Pantry *	16,358	199
Post Holdings *	500	22
Prestige Brands Holdings, Cl A *	6,127	178
Rite Aid *	15,025	43
Roundy’s (A)	1,360	11
Safeway (A)	24,500	580
Sanderson Farms (A)	3,017	200
Smithfield Foods *	6,227	204
Snyders-Lance	7,128	203
Spartan Stores	25,209	465
Spectrum Brands Holdings	11,318	644
SUPERVALU * (A)	22,038	137
SYSCO, Cl A	11,386	389
TreeHouse Foods *	5,617	368
Tyson Foods, Cl A	10,457	269
Universal	5,400	312
USANA Health Sciences * (A)	7,900	572
Vector Group	3,356	55
WD-40	400	22
Weis Markets	3,800	171
WhiteWave Foods, Cl A *	16,089	262
WhiteWave Foods, Cl B *	1,928	29

		13,616

Energy — 5.4%
Abraxas Petroleum *	5,943	12
Approach Resources, Cl A *	414	10
Atwood Oceanics, Cl A *	1,100	57
Berry Petroleum, Cl A	1,600	68
Bill Barrett * (A)	1,000	20
Bonanza Creek Energy *	9,558	339
BPZ Resources * (A)	7,534	14
Bristow Group	700	46
C&J Energy Services *	510	10
Cabot Oil & Gas	8,121	577
Cal Dive International * (A)	6,748	13
Callon Petroleum *	2,924	10
Cameron International *	5,447	333
CARBO Ceramics (A)	140	9
Carrizo Oil & Gas *	1,700	48
Cheniere Energy *	5,327	148
Clean Energy Fuels * (A)	2,390	32
Comstock Resources	611	10
Concho Resources *	5,752	482
Contango Oil & Gas *	500	17
Crosstex Energy	638	13
Dawson Geophysical *	793	29
Delek US Holdings	12,300	354
Denbury Resources *	17,800	308
Diamondback Energy, Cl A *	7,458	248
Dresser-Rand Group *	1,809	109
Dril-Quip *	7,060	637
Emerald Oil *	32,095	220
Endeavour International *	3,106	12
Energen	2,800	146
Energy XXI Bermuda	2,550	57
EPL Oil & Gas *	345	10

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

EQT	5,505	$437
Era Group *	500	13
EXCO Resources (A)	1,800	14
Exterran Holdings *	1,510	43
Forest Oil *	2,969	12
Forum Energy Technologies * (A)	9,037	275
FX Energy *	2,924	9
Gastar Exploration *	3,746	10
Global Geophysical Services	2,665	13
Golar LNG	3,200	102
Goodrich Petroleum * (A)	11,659	149
Gulf Coast Ultra Deep Royalty Trust *	6,785	14
Gulf Island Fabrication	1,700	33
Gulfmark Offshore, Cl A	12,402	559
Gulfport Energy *	8,557	403
Halcon Resources, Cl A *	5,150	29
Helix Energy Solutions Group *	24,675	569
Helmerich & Payne	14,849	927
Hercules Offshore *	9,373	66
HollyFrontier	2,812	120
Hornbeck Offshore Services *	335	18
Key Energy Services *	31,783	189
KiOR, Cl A *	2,025	12
Kodiak Oil & Gas *	9,063	81
Kosmos Energy *	3,836	39
Laredo Petroleum Holdings * (A)	24,180	497
Lufkin Industries	524	46
Magnum Hunter Resources * (A)	4,668	17
Matador Resources * (A)	35,244	422
McDermott International *	70,796	579
Midstates Petroleum *	1,751	9
Nabors Industries	23,519	360
Natural Gas Services Group *	1,469	35
Newfield Exploration *	19,158	458
Newpark Resources, Cl A *	30,660	337
Nordic American Tankers, Cl US	1,392	11
Northern Oil And Gas *	2,257	30
Nuverra Environmental Solutions * (A)	5,527	16
Oasis Petroleum *	29,736	1,156
Oceaneering International, Cl A	12,885	930
Oil States International *	5,400	500
Painted Pony Petroleum *	38,460	308
Panhandle Oil and Gas, Cl A	600	17
Parker Drilling *	47,556	237
Patterson-UTI Energy	4,000	77
PDC Energy, Cl A *	494	25
Peabody Energy	5,978	88
PetroQuest Energy *	3,851	15
Pioneer Natural Resources	3,652	529
QEP Resources	3,537	98
Range Resources	8,819	682
Rentech *	4,830	10
Resolute Energy *	1,282	10
Rex Energy *	23,913	420
RigNet, Cl A *	519	13
Rosetta Resources *	18,555	789
Rowan, Cl A *	3,592	122
Sanchez Energy *	442	10

Description	Shares	Market Value ($ Thousands)

SandRidge Energy, Cl A * (A)	15,809	$75
Scorpio Tankers	1,366	12
SEACOR Holdings, Cl A *	500	42
SemGroup, Cl A *	12,660	682
SM Energy	1,490	89
Solazyme *	910	11
Spectra Energy	16,445	567
Stone Energy, Cl A *	13,473	297
Superior Energy Services *	18,090	469
Swift Energy, Cl A * (A)	16,869	202
Tesoro	14,233	745
TETRA Technologies *	54,057	555
Tidewater, Cl A	525	30
Triangle Petroleum *	1,490	10
Trican Well Service	41,050	544
Ultra Petroleum * (A)	5,018	99
Unit *	271	12
Uranium Energy * (A)	8,280	15
USEC * (A)	51,000	15
W&T Offshore (A)	9,096	130
Warren Resources *	4,000	10
Western Refining	22,062	619
Willbros Group *	1,500	9
World Fuel Services	1,200	48
WPX Energy *	4,168	79

		22,753

Financials — 17.5%
1st Source	4,900	116
Acadia Realty Trust †	21,995	543
Affiliated Managers Group *	4,550	746
Alexander & Baldwin *	669	27
Alexander’s †	100	29
Alexandria Real Estate Equities †	6,117	402
Alleghany *	298	114
Allied World Assurance Holdings	4,300	393
Allstate	11,058	532
Altisource Residential *	3,320	55
Ambac Financial Group *	513	12
American Assets Trust †	17,780	549
American Campus Communities †	1,000	41
American Capital *	8,900	113
American Capital Mortgage Investment †	1,725	31
American Equity Investment Life Holding	4,000	63
American Financial Group	13,800	675
American National Insurance	2,700	269
American Realty Capital Properties †	2,073	32
Ameriprise Financial	6,183	500
Ameris Bancorp *	612	10
Amerisafe	1,639	53
Ames National, Cl B	463	11
AmREIT, Cl B †	533	10
Anworth Mortgage Asset †	31,500	176
Aon	4,857	313
Apartment Investment & Management, Cl A †	3,753	113
Apollo Commercial Real Estate Finance †	2,950	47

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Apollo Investment *	3,989	$31
Apollo Residential Mortgage †	979	16
Arch Capital Group *	3,336	172
Ares Capital	16,991	292
Ares Commercial Real Estate †	1,025	13
Argo Group International Holdings	4,987	211
Armada Hoffler Properties †	879	10
Arthur J. Gallagher	2,336	102
Artisan Partners Asset Management, Cl A *	201	10
Ashford Hospitality Trust †	4,800	55
Aspen Insurance Holdings	8,500	315
Associated Banc-Corp	3,600	56
Associated Estates Realty †	3,300	53
Assurant	199	10
Assured Guaranty	6,000	132
Axis Capital Holdings	12,777	585
Banco Latinoamericano de Exportaciones, Cl E	21,159	474
Bancorp *	689	10
Bancorpsouth, Cl A	583	10
Bank Mutual	1,761	10
Bank of Hawaii (A)	900	45
Bank of Marin Bancorp	278	11
Bank of the Ozarks	15,385	667
BankUnited	17,197	447
Banner	15,325	518
BBCN Bancorp	1,849	26
Berkshire Hills Bancorp	30,715	853
BGC Partners, Cl A	3,162	19
BioMed Realty Trust †	2,290	46
BlackRock Kelso Capital	2,400	22
Boston Private Financial Holdings	71,336	759
Brandywine Realty Trust †	28,525	386
BRE Properties, Cl A †	1,000	50
Bridge Capital Holdings *	649	10
Brookline Bancorp, Cl A	1,200	11
Brown & Brown	1,000	32
Calamos Asset Management, Cl A	11,402	120
Camden Property Trust †	2,005	139
CapitalSource	1,897	18
CapLease †	1,180	10
Capstead Mortgage †	1,900	23
Cardinal Financial	10,429	153
Cash America International	219	10
Cathay General Bancorp	2,100	43
CBL & Associates Properties †	30,876	661
CBOE Holdings	551	26
CBRE Group, Cl A *	13,221	309
Cedar Realty Trust †	1,931	10
Center Bancorp, Cl A	1,704	22
Chambers Street Properties †	4,475	45
Charter Financial	994	10
Chatham Lodging Trust †	669	12
Chemical Financial	10,100	263
Chesapeake Lodging Trust †	3,000	62
Chimera Investment †	70,826	212

Description	Shares	Market Value ($ Thousands)

City National	500	$32
CNA Financial	12,400	404
CNB Financial	608	10
CNO Financial Group	102,903	1,334
CoBiz Financial	45,635	379
Colonial Properties Trust †	4,500	109
Comerica	6,692	267
Commerce Bancshares	1,683	73
CommonWealth †	13,100	303
Community Trust Bancorp	10,100	360
Coresite Realty * †	10,117	322
Corporate Office Properties Trust †	446	11
Corrections Corp of America †	1,728	59
Cousins Properties, Cl A †	14,402	145
Cowen Group, Cl A *	3,345	10
Credit Acceptance, Cl A *	230	24
CubeSmart * †	3,500	56
CVB Financial	14,812	174
CYS Investments †	4,400	41
DCT Industrial Trust †	9,100	65
DDR †	4,940	82
DFC Global *	2,400	33
DiamondRock Hospitality †	2,855	27
Digital Realty Trust, Cl A † (A)	4,649	284
Dime Community Bancshares	15,500	238
Douglas Emmett †	1,822	45
Duke Realty †	6,624	103
DuPont Fabros Technology †	658	16
E*Trade Financial *	17,301	219
Eagle Bancorp *	37,109	830
East West Bancorp	33,820	930
EastGroup Properties †	11,465	645
Education Realty Trust, Cl A †	83,899	858
eHealth *	444	10
Ellington Residential Mortgage †	569	10
Employers Holdings	17,720	433
Encore Capital Group *	303	10
Endurance Specialty Holdings	18,496	952
Enstar Group *	400	53
EPR Properties, Cl A †	1,000	50
Equity Lifestyle Properties †	900	71
Equity One, Cl A †	15,918	360
Erie Indemnity, Cl A	2,000	159
Essex Property Trust †	690	110
Evercore Partners, Cl A	700	27
Everest Re Group	6,060	777
Excel Trust †	2,400	31
Extra Space Storage †	2,600	109
Ezcorp, Cl A *	577	10
FBL Financial Group, Cl A	2,500	109
Federal Agricultural Mortgage, Cl C	381	11
Federal Realty Investment Trust †	2,172	225
Federated Investors, Cl B (A)	11,675	320
FelCor Lodging Trust * †	6,100	36
Fidelity National Financial, Cl A	3,700	88
Fifth Street Finance	11,008	115
Fifth Third Bancorp	34,353	620

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Financial Engines	14,090	$642
First American Financial	3,200	71
First Busey	2,233	10
First Cash Financial Services *	1,400	69
First Commonwealth Financial	2,982	22
First Financial Bancorp	3,100	46
First Financial Bankshares, Cl A (A)	900	50
First Financial Northwest	979	10
First Horizon National	83,525	935
First Industrial Realty Trust †	4,500	68
First Midwest Bancorp	34,972	480
First NBC Bank Holding *	6,622	162
First Niagara Financial Group	44,320	446
First Pactrust Bancorp	742	10
First Potomac Realty Trust †	3,400	44
First Republic Bank	2,614	101
FirstMerit, Cl A (A)	15,547	311
Flushing Financial	1,600	26
FNB (Pennsylvania)	11,200	135
Forest City Enterprises, Cl A *	25,750	461
Fox Chase Bancorp, Cl A	613	11
Franklin Street Properties †	5,100	67
Fulton Financial	4,400	51
FXCM, Cl A (A)	24,319	399
GAMCO Investors, Cl A	400	22
Genworth Financial, Cl A *	10,545	120
Geo Group †	2,419	82
Getty Realty †	3,100	64
GFI Group	4,000	16
Glacier Bancorp, Cl A	737	16
Gladstone Capital	1,198	10
Gladstone Commercial †	1,220	23
Glimcher Realty Trust †	5,600	61
Government Properties Income Trust, Cl A †	2,000	50
Gramercy Property Trust * †	6,858	31
Green Dot, Cl A * (A)	1,108	22
Greenlight Capital Re *	1,000	25
GSV Capital * (A)	1,797	14
Gyrodyne Company of America, Cl A * †	139	10
Hampton Roads Bankshares *	6,129	8
Hancock Holding, Cl A	30,938	930
Hanmi Financial *	586	10
Hanover Insurance Group, Cl A	23,188	1,135
Hartford Financial Services Group	15,647	484
Hatteras Financial †	1,900	47
HCC Insurance Holdings	1,700	73
Healthcare Realty Trust †	3,400	87
Healthcare Trust of America, Cl A †	1,398	16
Hercules Technology Growth Capital, Cl A	7,084	99
Hersha Hospitality Trust, Cl A †	4,600	26
HFF, Cl A *	563	10
Highwoods Properties †	10,650	379
Hilltop Holdings *	610	10
Home Loan Servicing Solutions	1,783	43

Description	Shares	Market Value ($ Thousands)

Home Properties †	400	$26
HomeTrust Bancshares *	627	11
Horace Mann Educators, Cl A	21,962	535
Hospitality Properties Trust †	19,400	510
Host Hotels & Resorts †	25,536	431
Howard Hughes *	549	61
Hudson City Bancorp, Cl A	15,642	143
Hudson Pacific Properties †	1,170	25
Hudson Valley Holding	589	10
Huntington Bancshares	108,198	853
IBERIABANK	17,612	944
Independent Bank	800	28
Infinity Property & Casualty	6,451	386
Inland Real Estate †	8,500	87
International Bancshares	454	10
Invesco Mortgage Capital †	2,400	40
Investment Technology Group *	715	10
Investors Bancorp, Cl A	9,519	201
Investors Real Estate Trust †	1,800	15
iStar Financial * †	1,894	21
Janus Capital Group	35,200	300
JAVELIN Mortgage Investment †	739	10
Jones Lang LaSalle	583	53
Kemper, Cl A	2,400	82
Kilroy Realty †	1,275	68
Kite Realty Group Trust †	2,276	14
Knight Capital Group, Cl A *	14,693	53
LaSalle Hotel Properties †	15,958	394
Legg Mason	2,550	79
Leucadia National	2,622	69
Lexington Realty Trust † (A)	74,357	869
Liberty Property Trust †	13,927	515
LPL Financial Holdings	655	25
LTC Properties †	2,500	98
M&T Bank	3,412	381
Mack-Cali Realty †	1,500	37
Main Street Capital	423	12
MainSource Financial Group	1,220	16
Manning & Napier, Cl A	843	15
Markel *	199	105
MarketAxess Holdings	4,077	190
MB Financial	2,400	64
MBIA *	5,600	75
MCG Capital	7,700	40
Meadowbrook Insurance Group	27,900	224
Medical Properties Trust †	5,500	79
Mercury General	500	22
MFA Financial †	95,426	806
MGIC Investment *	7,929	48
Mid-America Apartment Communities †	5,951	403
Monmouth Real Estate Investment, Cl A †	1,055	10
Montpelier Re Holdings	18,100	453
Moody’s	9,976	608
MPG Office Trust * †	3,215	10
MSCI, Cl A *	2,800	93
NASDAQ OMX Group, Cl A	1,149	38
National Bank Holdings, Cl A	516	10
National Financial Partners *	395	10

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

National Health Investors †	800	$48
National Penn Bancshares	35,878	365
National Retail Properties † (A)	1,600	55
National Western Life Insurance, Cl A	200	38
Navigators Group *	800	46
NBT Bancorp	800	17
Nelnet, Cl A	932	34
New Residential Investment †	3,586	24
New York Mortgage Trust †	1,501	10
Northfield Bancorp	1,122	13
NorthStar Realty Finance †	3,462	32
Northwest Bancshares	4,100	55
Ocwen Financial *	4,200	173
OFG Bancorp	23,893	433
Old National Bancorp, Cl A	32,391	448
Old Republic International	4,000	51
Omega Healthcare Investors † (A)	19,600	608
OmniAmerican Bancorp, Cl A *	888	20
One Liberty Properties †	140	3
Oppenheimer Holdings, Cl A	660	13
Oritani Financial	4,100	64
Pacific Continental	884	10
PacWest Bancorp (A)	33,830	1,037
Park National (A)	300	21
Parkway Properties †	613	10
PartnerRe	10,309	934
Pebblebrook Hotel Trust †	40,281	1,041
PennantPark Investment	4,200	46
Pennsylvania †	27,100	512
PennyMac Mortgage Investment Trust †	15,076	317
People’s United Financial	9,000	134
PHH *	1,000	20
Platinum Underwriters Holdings	7,718	442
Popular *	13,850	420
Portfolio Recovery Associates *	400	61
Post Properties †	8,180	405
Potlatch †	10,040	406
Principal Financial Group, Cl A	7,000	262
PrivateBancorp, Cl A	8,400	178
ProAssurance	20,528	1,071
ProLogis †	7,732	292
Prospect Capital	5,940	64
Prosperity Bancshares	11,935	618
Protective Life	1,100	42
Provident Financial Services	11,461	181
PS Business Parks †	800	58
Radian Group (A)	43,148	501
RAIT Financial Trust †	15,380	116
Ramco-Gershenson Properties †	2,300	36
Raymond James Financial	1,947	84
Rayonier †	2,835	157
Realogy Holdings *	2,451	118
Realty Income †	2,370	99
Redwood Trust †	1,200	20
Regency Centers †	902	46
Regional Management *	1,170	29
Regions Financial	49,700	474

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	13,876	$959
RenaissanceRe Holdings	1,520	132
Resource Capital †	2,600	16
RLI	800	61
RLJ Lodging Trust †	1,749	39
Ryman Hospitality Properties †	720	28
S&T Bancorp	5,000	98
Sabra Health Care †	2,365	62
Safeguard Scientifics *	34,220	549
Selective Insurance Group	22,720	523
Senior Housing Properties Trust †	3,100	80
Signature Bank NY, Cl B *	13,071	1,085
Silver Bay Realty Trust † (A)	239	4
Solar Capital	7,827	181
Southwest Bancorp *	1,279	17
Sovran Self Storage †	1,800	117
Spirit Realty Capital †	569	10
StanCorp Financial Group	11,800	583
Starwood Property Trust †	2,300	57
State Bank Financial	1,268	19
Stellus Capital Investment (A)	700	10
Sterling Financial	8,810	210
Stifel Financial *	17,445	622
Strategic Hotels & Resorts * †	8,200	73
Summit Hotel Properties †	1,225	12
Sun Communities †	1,400	70
Sunstone Hotel Investors * †	5,100	62
SunTrust Banks	16,983	536
Susquehanna Bancshares	76,958	989
SVB Financial Group, Cl B *	7,543	628
Synovus Financial	67,292	197
T. Rowe Price Group	6,704	490
Tanger Factory Outlet Centers †	2,000	67
Taubman Centers †	1,576	118
TCF Financial (A)	47,545	674
Terreno Realty †	654	12
Texas Capital Bancshares *	2,000	89
Tower Group International	3,359	69
Trustmark	900	22
Two Harbors Investment †	4,900	50
UMH Properties †	1,982	20
Umpqua Holdings	1,200	18
United Bankshares (A)	4,300	114
United Community Banks *	805	10
United Fire Group	4,000	99
Universal Health Realty Income Trust †	296	13
Unum Group	29,327	861
Validus Holdings	11,942	431
Valley National Bancorp (A)	6,730	64
ViewPoint Financial Group	3,900	81
Virtus Investment Partners *	1,947	343
Waddell & Reed Financial, Cl A	1,215	53
Walter Investment Management *	1,164	39
Washington Federal	1,500	28
Washington †	2,400	65
Webster Financial	7,700	198
Weingarten Realty Investors †	2,140	66

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

WesBanco	12,800	$338
Westamerica Bancorporation	900	41
Western Alliance Bancorp *	33,508	530
Western Asset Mortgage Capital † (A)	944	16
White Mountains Insurance Group	100	58
Whitestone, Cl B †	640	10
Willis Group Holdings	11,388	464
Wilshire Bancorp	1,754	12
Winthrop Realty Trust †	870	10
Wintrust Financial	600	23
WisdomTree Investments *	23,612	273
World Acceptance *	800	70
WR Berkley	286	12
WSFS Financial	400	21
ZAIS Financial †	562	10
Zions Bancorporation	22,791	658

		74,532

Health Care — 10.1%
Abaxis *	1,600	76
ABIOMED *	473	10
Acadia Healthcare, Cl A *	39,385	1,302
ACADIA Pharmaceuticals *	1,229	22
Accuray *	4,734	27
Achillion Pharmaceuticals *	1,268	10
Acorda Therapeutics *	441	15
Actavis *	3,955	499
Aegerion Pharmaceuticals, Cl A *	522	33
Aetna, Cl A	1,554	99
Affymetrix, Cl A *	4,300	19
Agilent Technologies	13,523	578
Air Methods *	1,800	61
Akorn *	40,982	554
Alere *	2,690	66
Alexion Pharmaceuticals *	2,627	242
Algeta *	7,474	283
Align Technology *	19,130	709
Alkermes *	4,000	115
Allscripts Healthcare Solutions *	2,740	35
Alnylam Pharmaceuticals *	839	26
AmerisourceBergen	6,015	336
Amsurg	11,256	395
Antares Pharma * (A)	5,209	22
Arena Pharmaceuticals * (A)	38,735	298
Ariad Pharmaceuticals *	6,800	119
Arqule *	4,292	10
Array BioPharma *	5,436	25
ArthroCare *	2,478	86
athenahealth *	1,600	135
Auxilium Pharmaceuticals *	612	10
AVANIR Pharmaceuticals, Cl A *	2,263	10
BioMarin Pharmaceuticals *	2,726	152
Bio-Reference Labs *	1,000	29
Brookdale Senior Living, Cl A *	17,026	450
Bruker BioSciences *	16,543	267
Capital Senior Living *	200	5
CareFusion *	13,572	500
Catamaran *	1,536	75
Celldex Therapeutics, Cl A *	17,637	275

Description	Shares	Market Value ($ Thousands)

Centene *	1,600	$84
Cepheid *	7,640	263
Cerus * (A)	5,403	24
Charles River Laboratories International *	16,225	666
Chemed	800	58
Clovis Oncology *	2,945	197
Community Health Systems *	2,037	95
Computer Programs & Systems	800	39
Conmed	15,525	485
Cooper, Cl A	1,084	129
Covance *	10,406	792
Cubist Pharmaceuticals *	22,855	1,104
Curis *	3,125	10
Cytokinetics *	916	11
DaVita HealthCare Partners *	2,582	312
Dendreon * (A)	2,784	12
DexCom *	21,720	488
Dyax *	3,774	13
Emergent Biosolutions *	1,200	17
Emeritus *	1,400	32
Endo Pharmaceuticals Holdings *	18,942	697
Endocyte *	4,773	63
Endologix *	1,338	18
Exact Sciences *	963	13
Exelixis * (A)	48,360	220
Gentiva Health Services *	700	7
Globus Medical, Cl A *	581	10
Greatbatch *	28,185	924
Greenway Medical Technologies * (A)	1,121	14
Haemonetics *	1,600	66
Halozyme Therapeutics *	2,500	20
Hanger Orthopedic Group *	1,546	49
Health Management Associates, Cl A *	5,100	80
Health Net, Cl A *	11,102	353
HealthSouth *	24,585	708
Healthways *	3,400	59
HeartWare International *	11,568	1,100
Hill-Rom Holdings	1,400	47
HMS Holdings *	2,100	49
Hologic *	9,219	178
Horizon Pharma *	4,049	10
Humana	10,531	889
Hyperion Therapeutics *	10,946	241
ICON *	21,790	772
Idexx Laboratories *	1,226	110
Illumina *	7,426	556
Immunogen *	23,970	398
Immunomedics *	1,942	11
Impax Laboratories *	2,000	40
Incyte *	12,570	277
Insulet *	15,610	490
Intercept Pharmaceuticals *	4,480	201
InterMune *	1,670	16
IPC The Hospitalist *	12,456	640
Ironwood Pharmaceuticals, Cl A * (A)	21,540	214
Isis Pharmaceuticals * (A)	14,675	394

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Jazz Pharmaceuticals *	12,866	$884
Keryx Biopharmaceuticals * (A)	1,450	11
Kindred Healthcare *	1,345	18
LHC Group *	500	10
LifePoint Hospitals *	6,700	327
Magellan Health Services *	7,700	432
MAKO Surgical *	835	10
MannKind * (A)	9,300	60
Masimo *	1,600	34
MedAssets *	5,591	99
Medicines *	13,259	408
Medidata Solutions *	360	28
Medivation *	1,438	71
MEDNAX *	21,072	1,930
Meridian Bioscience	2,500	54
Merit Medical Systems *	3,125	35
Merrimack Pharmaceuticals *	2,260	15
Mettler Toledo International *	592	119
Momenta Pharmaceuticals *	697	11
Myriad Genetics *	2,200	59
Navidea Biopharmaceuticals * (A)	5,425	15
Nektar Therapeutics *	8,109	94
Neogen, Cl B *	900	50
NPS Pharmaceuticals *	29,127	440
NuVasive *	1,300	32
NxStage Medical *	707	10
Omeros *	1,972	10
Omnicare	3,200	153
Omnicell *	1,300	27
Onyx Pharmaceuticals *	13,780	1,196
Opko Health * (A)	1,431	10
Optimer Pharmaceuticals * (A)	8,287	120
OraSure Technologies *	2,604	10
Orexigen Therapeutics *	1,680	10
Orthofix International *	4,400	118
Owens & Minor (A)	950	32
Pacific Biosciences of California *	5,998	15
Pacira Pharmaceuticals * (A)	20,220	586
Parexel International *	16,900	776
Patterson	8,730	328
PDL BioPharma (A)	31,100	240
PerkinElmer	12,479	406
Pharmacyclics *	3,572	284
PharMerica *	19,200	266
Progenics Pharmaceuticals *	2,272	10
Puma Biotechnology *	6,211	276
QIAGEN *	8,077	161
Quest Diagnostics	7,497	454
Questcor Pharmaceuticals (A)	6,800	309
Raptor Pharmaceutical *	977	9
Regeneron Pharmaceuticals *	1,187	267
Repros Therapeutics * (A)	8,470	156
ResMed (A)	4,239	191
Rigel Pharmaceuticals *	2,958	10
Rockwell Medical *	2,762	10
Salix Pharmaceuticals *	9,570	633
Santarus *	509	11
Sarepta Therapeutics *	3,712	141
Sciclone Pharmaceuticals *	41,200	204
Seattle Genetics * (A)	12,298	387

Description	Shares	Market Value ($ Thousands)

Select Medical Holdings	33,500	$275
Sequenom * (A)	9,761	41
Sirona Dental Systems, Cl A	13,622	897
Spectrum Pharmaceuticals (A)	1,441	11
Staar Surgical *	978	10
STERIS, Cl A	1,400	60
Symmetry Medical *	1,500	13
Synageva BioPharma, Cl A *	4,416	186
Synergy Pharmaceuticals *	2,164	9
Team Health Holdings *	27,848	1,144
Techne, Cl A	900	62
Teleflex	3,721	288
Tenet Healthcare *	3,525	162
TESARO * (A)	9,138	299
Theravance, Cl A *	1,400	54
Thoratec *	1,500	47
Tornier BV *	721	13
Unilife *	3,311	11
United Therapeutics *	10,414	685
Universal Health Services, Cl B	2,241	150
US Physical Therapy	900	25
Valeant Pharmaceuticals International *	7,839	675
Vertex Pharmaceuticals *	6,128	489
ViroPharma *	2,500	72
Vivus * (A)	2,439	31
Vocera Communications *	732	11
Volcano *	2,000	36
Warner Chilcott, Cl A	5,284	105
WellCare Health Plans *	17,350	964
West Pharmaceutical Services	1,100	77
Wright Medical Group *	970	25
XenoPort *	2,066	10
XOMA *	6,744	25

		42,779

Industrials — 15.8%
3D Systems * (A)	2,147	94
AAON	2,250	75
AAR	1,100	24
ABM Industries	2,100	51
Acacia Research	1,500	33
ACCO Brands *	1,991	13
Accuride *	3,007	15
Acorn Energy *	1,163	10
Actuant, Cl A	43,723	1,442
Acuity Brands	12,406	937
Advisory Board *	2,000	109
Aecom Technology *	1,800	57
Aerovironment *	1,600	32
AGCO	16,397	823
Air Lease, Cl A	16,519	456
Aircastle	31,832	509
Alaska Air Group *	1,600	83
Albany International, Cl A	1,900	63
Alliant Techsystems	7,015	578
Altra Holdings	19,472	533
Ampco-Pittsburgh	8,000	150
AO Smith	2,200	80
Apogee Enterprises	15,690	377

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Applied Industrial Technologies, Cl A	11,525	$557
ARC Document Solutions *	2,532	10
Arkansas Best	900	21
Armstrong World Industries *	14,226	680
Atlas Air Worldwide Holdings *	800	35
Avery Dennison	1,272	54
Avis Budget Group *	22,489	647
Barnes Group	1,100	33
BE Aerospace *	1,577	99
Beacon Roofing Supply *	5,422	205
Belden	16,762	837
Blount International *	5,419	64
Brady, Cl A	244	7
Briggs & Stratton	26,970	534
Brink’s	3,100	79
Calgon Carbon *	5,791	97
Canadian Pacific Railway	3,050	370
Carlisle	22,443	1,398
Casella Waste Systems, Cl A *	2,536	11
Chart Industries *	10,027	943
Chicago Bridge & Iron	2,261	135
Cintas	11,967	545
CIRCOR International	10,405	529
Clarcor	1,200	63
Clean Harbors *	1,200	61
Colfax *	5,231	273
Con-way	600	23
Copa Holdings, Cl A	2,016	264
Copart *	2,400	74
Corporate Executive Board	1,100	70
Covanta Holding	3,100	62
Crane, Cl A	600	36
Curtiss-Wright	16,294	604
Delta Air Lines, Cl A	27,151	508
Deluxe	11,400	395
DigitalGlobe *	24,535	761
Donaldson, Cl A	3,704	132
Dover	5,980	464
Dun & Bradstreet	388	38
DXP Enterprises *	4,944	329
Dycom Industries *	34,565	800
Dynamic Materials	986	16
EMCOR Group	19,007	773
EnerNOC *	1,300	17
Engility Holdings *	1,216	35
EnPro Industries *	6,976	354
Equifax	2,212	130
ESCO Technologies	3,936	127
Esterline Technologies *	800	58
Exelis	1,677	23
Federal Signal *	3,905	34
Flowserve	14,238	769
Fluor	15,539	922
Fortune Brands Home & Security	13,534	524
Forward Air	4,163	160
Franklin Electric	5,956	200
FTI Consulting *	16,697	549
G&K Services	22,735	1,082
Gardner Denver	926	70

Description	Shares	Market Value ($ Thousands)

GATX	700	$33
GenCorp *	3,047	50
Generac Holdings *	28,916	1,070
General Cable	8,642	266
Genesee & Wyoming, Cl A *	11,113	943
Gibraltar Industries *	686	10
Gorman-Rupp	1,562	50
Graco	600	38
GrafTech International * (A)	2,200	16
Graham, Cl A	528	16
Granite Construction	5,570	166
Great Lakes Dredge & Dock	3,253	25
Harsco	3,200	74
Hawaiian Holdings * (A)	41,000	251
HD Supply Holdings *	19,343	364
Heartland Express	2,631	36
HEICO	1,761	89
Heidrick & Struggles International	411	7
Herman Miller	1,500	41
Hertz Global Holdings *	4,154	103
Hexcel, Cl A *	27,350	931
Higher One Holdings * (A)	781	9
HNI	3,926	142
Hub Group, Cl A *	1,400	51
Hubbell, Cl B	1,284	127
Hyster-Yale Materials Handling	1,266	80
IDEX	13,350	718
II-VI *	2,000	33
Insteel Industries	905	16
Interface, Cl A	71,404	1,212
ITT	11,800	347
JB Hunt Transport Services	8,783	634
John Bean Technologies, Cl A	8,177	172
Kadant	25,020	755
Kaman, Cl A	2,096	73
KAR Auction Services	14,655	335
Kaydon	8,584	236
KBR	4,000	130
Kelly Services, Cl A	1,200	21
Kennametal	1,100	43
Keyw Holding, Cl A * (A)	35,451	470
Kirby *	17,894	1,423
Knoll, Cl B	1,200	17
Kratos Defense & Security Solutions *	1,570	10
L-3 Communications Holdings	7,300	626
Landstar System	9,352	482
Layne Christensen *	1,000	19
Lennox International	2,400	155
Lincoln Electric Holdings	15,016	860
Lydall *	2,500	37
Manitowoc	2,585	46
Manpowergroup	1,493	82
Marten Transport	2,100	33
MasTec *	4,539	149
Mcgrath Rentcorp	1,900	65
Middleby *	5,550	944
Miller Industries	8,900	137
Moog, Cl A *	29,251	1,507

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

MRC Global *	358	$10
MSC Industrial Direct, Cl A	6,459	500
Mueller Industries	500	25
Mueller Water Products, Cl A	6,176	43
National Presto Industries	100	7
Navistar International *	993	28
Nielsen Holdings	11,044	371
Nordson	1,300	90
Northwest Pipe *	14,035	391
Old Dominion Freight Line, Cl A *	18,359	764
On Assignment *	20,675	552
Orbital Sciences *	9,117	158
Orion Marine Group *	16,639	201
Oshkosh Truck *	8,700	330
Owens Corning *	19,430	759
Pall	10,239	680
Parker Hannifin, Cl A	4,813	459
Pentair	2,782	160
Performant Financial *	32,680	379
Pitney Bowes (A)	2,338	34
Ply Gem Holdings *	4,863	98
Polypore International * (A)	10,671	430
Quad (A)	12,000	289
Quanex Building Products	1,800	30
Quanta Services *	3,656	97
RBC Bearings *	10,941	568
Regal-Beloit	10,581	686
Republic Airways Holdings *	28,200	320
Resources Connection	2,600	30
Robert Half International	2,370	79
RR Donnelley & Sons (A)	23,466	329
Ryder System	8,900	541
Saia *	9,900	297
Simpson Manufacturing	18,795	553
Skywest	11,800	160
SolarCity *	363	14
Spirit Aerosystems Holdings, Cl A *	1,068	23
Spirit Airlines *	18,460	586
SPX	600	43
Stanley Black & Decker	6,335	490
Steelcase, Cl A	25,800	376
Stericycle, Cl A *	4,864	537
Stratasys	585	49
Swift Transportation, Cl A *	636	11
TAL International Group (A)	6,200	270
Team *	5,510	209
Teledyne Technologies *	11,828	915
Terex *	9,572	252
Tetra Tech *	18,592	437
Textron	7,400	193
Timken	6,716	378
Toro	1,400	64
Towers Watson, Cl A	11,340	929
TransDigm Group *	1,533	240
TRC *	1,458	10
Trimas *	9,659	360
Trinity Industries	11,839	455
Triumph Group	5,900	467
TrueBlue *	60,735	1,278

Description	Shares	Market Value ($ Thousands)

Tutor Perini *	3,700	$67
Unifirst	644	59
United Rentals *	18,717	934
United Stationers	1,000	34
Universal Forest Products	1,908	76
URS	8,415	397
US Airways Group * (A)	3,969	65
USG *	1,100	25
UTI Worldwide	2,500	41
Valmont Industries	5,455	781
Vicor *	2,300	16
Wabash National *	2,806	29
Wabtec	9,788	523
WageWorks *	25,920	893
Waste Connections	1,800	74
Watsco	600	50
Watts Water Technologies, Cl A	6,001	272
Werner Enterprises	23,065	557
WESCO International *	11,832	804
Woodward	1,400	56
Xylem	17,967	484
YRC Worldwide *	375	11

		67,291

Information Technology — 16.8%
Accelrys *	1,224	10
ACI Worldwide *	3,453	160
Acxiom *	23,885	542
Adtran (A)	23,335	574
Advanced Energy Industries *	13,600	237
Advanced Micro Devices *	12,970	53
Advent Software *	1,000	35
Akamai Technologies *	9,413	401
Alliance Data Systems *	4,852	878
Amdocs	10,700	397
Amphenol, Cl A	8,234	642
ANADIGICS *	4,717	10
Angie’s List *	16,271	432
Anixter International *	500	38
Ansys *	2,600	190
AOL *	2,700	99
Applied Materials	33,408	498
Applied Micro Circuits *	370	3
ARRIS Group *	7,200	103
Arrow Electronics, Cl A *	1,900	76
Aruba Networks * (A)	42,057	646
ASML Holding, Cl G	690	55
Aspen Technology *	20,093	578
Atmel *	72,462	533
ATMI *	800	19
Audience *	895	12
Avago Technologies, Cl A	2,000	75
Avnet *	8,652	291
Bankrate *	672	10
Bazaarvoice *	1,196	11
Benchmark Electronics *	25,511	513
Black Box	5,800	147
Blackbaud, Cl A	1,000	33
Bottomline Technologies *	2,964	75
Brightcove *	1,176	10
Broadridge Financial Solutions	1,700	45

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	69,800	$402
CACI International, Cl A *	3,036	193
Cadence Design Systems *	163,226	2,364
Calix *	2,331	24
Callidus Software *	1,561	10
Cavium *	23,150	819
Checkpoint Systems *	1,100	16
Ciena * (A)	42,604	827
Cognex	1,400	63
Coherent *	5,001	275
CommVault Systems *	1,400	106
Computer Sciences	5,000	219
comScore *	429	11
Comtech Telecommunications	8,556	230
Concur Technologies * (A)	10,979	893
Constant Contact *	800	13
Convergys	32,615	569
CoreLogic *	13,552	314
Cornerstone OnDemand *	12,979	562
CoStar Group *	14,512	1,873
Cray *	1,586	31
Cree *	2,453	157
CSG Systems International	16,700	362
Cyan *	15,263	160
Cypress Semiconductor *	3,500	38
Dealertrack Technologies *	51,000	1,807
Demand Media * (A)	6,260	38
Demandware * (A)	15,694	666
Diebold	30,895	1,041
Digital River *	538	10
Diodes *	1,800	47
DST Systems	600	39
DTS *	502	10
EarthLink	84,429	524
Echo Global Logistics *	1,761	34
EchoStar, Cl A *	2,900	113
Electronics for Imaging *	1,300	37
Emulex *	36,538	238
Entegris *	6,300	59
Entropic Communications *	2,332	10
Envestnet *	420	10
EPAM Systems *	372	10
Euronet Worldwide *	1,400	45
ExactTarget *	8,462	285
F5 Networks, Cl A *	3,468	239
Factset Research Systems (A)	800	82
Fair Isaac	6,360	291
Fairchild Semiconductor International *	71,923	993
FARO Technologies *	1,300	44
FEI	1,500	109
Fidelity National Information Services, Cl B	12,759	547
Finisar *	1,589	27
First Solar *	1,132	51
FleetCor Technologies *	8,547	695
FleetMatics Group * (A)	44,274	1,471
Flir Systems	2,400	65
FormFactor *	1,169	8

Description	Shares	Market Value ($ Thousands)

Forrester Research	1,400	$51
Fusion-io *	1,729	25
Gartner *	2,600	148
Genpact *	27,729	534
Global Cash Access Holdings *	2,457	15
Global Payments	2,534	117
Glu Mobile	4,445	10
GT Advanced Technologies *	2,771	11
Guidewire Software, Cl Z *	17,563	739
Harris	11,700	576
Heartland Payment Systems (A)	22,392	834
Hittite Microwave, Cl A *	500	29
IAC	17,041	811
Immersion *	2,588	34
Imperva *	16,810	757
Infinera *	52,190	557
Infoblox *	814	24
Informatica	2,900	101
Ingram Micro, Cl A *	1,200	23
Inphi *	28,113	309
Insight Enterprises *	9,500	168
Integrated Device Technology *	78,240	621
Interactive Intelligence Group *	194	10
InterDigital	1,000	45
Intermec *	2,846	28
International Rectifier *	1,600	33
Intersil, Cl A	3,003	23
IntraLinks Holdings, Cl A *	37,150	270
InvenSense, Cl A *	896	14
IPG Photonics * (A)	6,750	410
Itron *	422	18
Ixia *	31,745	584
j2 Global (A)	9,865	419
Jabil Circuit	4,400	90
JDS Uniphase *	61,165	880
Jive Software *	986	18
Juniper Networks *	26,001	502
Kemet *	2,428	10
KLA-Tencor	9,359	522
KVH Industries *	779	10
Lattice Semiconductor *	99,710	506
Lender Processing Services	1,114	36
Lexmark International, Cl A (A)	6,792	208
Limelight Networks *	1,566	4
LinkedIn, Cl A *	2,715	484
Liquidity Services * (A)	9,567	332
Littelfuse	800	60
LivePerson *	27,133	243
LogMein *	410	10
LSI Logic *	14,595	104
Manhattan Associates *	2,570	198
Mantech International, Cl A	900	24
Marvell Technology Group	25,200	295
MAXIMUS	1,200	89
Measurement Specialties *	2,900	135
Mentor Graphics	2,400	47
Mercury Systems *	1,090	10
Methode Electronics	2,700	46
Micrel	7,000	69
Microchip Technology	13,123	489

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Micros Systems *	1,138	$49
Microsemi *	1,300	30
MicroStrategy, Cl A *	118	10
Millennial Media *	1,146	10
MKS Instruments	9,816	261
Molex	16,567	486
MoneyGram International *	2,123	48
Monolithic Power Systems *	15,920	384
Monotype Imaging Holdings	454	12
MTS Systems, Cl A	2,160	122
National Instruments	1,606	45
NCR *	3,736	123
NETGEAR *	1,600	49
Netscout Systems *	4,329	101
NetSuite *	1,400	128
NeuStar, Cl A *	1,000	49
NIC *	4,100	68
Nuance Communications *	5,900	108
OmniVision Technologies *	1,400	26
ON Semiconductor *	54,755	442
OpenTable *	4,308	276
OSI Systems *	1,300	84
Palo Alto Networks *	5,733	242
Pandora Media * (A)	68,718	1,264
Parkervision *	2,293	10
Photronics *	31,059	250
Plantronics	1,100	48
Plexus *	1,500	45
PMC - Sierra *	8,500	54
Polycom *	8,000	84
Power Integrations	13,453	546
Procera Networks *	699	10
PROS Holdings *	332	10
PTC *	85,328	2,093
Pulse Electronics *	1,970	5
QLIK Technologies *	1,807	51
QLogic *	150	1
Quality Systems	1,000	19
Quantum *	8,799	12
Rackspace Hosting *	2,588	98
Rambus *	1,900	16
RealD * (A)	2,286	32
RealNetworks *	2,800	21
RealPage *	552	10
Red Hat *	8,565	410
Responsys *	1,557	22
RF Micro Devices, Cl A *	81,518	436
Riverbed Technology *	3,138	49
Rofin-Sinar Technologies *	1,100	27
Rogers *	10,270	486
Rovi *	724	17
Rubicon Technology * (A)	404	3
Ruckus Wireless *	851	11
SAIC (A)	29,811	415
Sanmina *	1,177	17
Sapient *	2,100	27
Scansource *	4,143	132
Seagate Technology	19,200	861
Semtech	25,980	910
ServiceNow *	15,843	640

Description	Shares	Market Value ($ Thousands)

Shutterstock *	9,310	$519
Silicon Graphics International *	2,400	32
Silicon Laboratories *	1,600	66
Skyworks Solutions *	4,477	98
SolarWinds *	8,040	312
Solera Holdings	900	50
Sonus Networks *	21,550	65
Sourcefire *	531	30
Splunk *	15,240	707
SS&C Technologies Holdings *	739	24
Stamps.com *	9,577	377
STEC * (A)	1,874	13
SunEdison *	54,108	442
SunPower, Cl A *	821	17
Sykes Enterprises *	8,721	138
Symantec, Cl A	19,065	428
Synaptics *	20,764	801
Synopsys *	21,662	774
Syntel *	1,400	88
Tableau Software, Cl A *	4,074	226
Take-Two Interactive Software, Cl A *	2,400	36
Tangoe *	689	11
Tech Data *	10,000	471
TeleTech Holdings *	5,391	126
Tellabs, Cl A	8,847	17
Teradyne *	44,069	774
Tessera Technologies	4,036	84
TIBCO Software, Cl E *	9,438	202
TiVo *	2,000	22
Total System Services	2,800	69
Trimble Navigation *	5,604	146
TriQuint Semiconductor *	4,100	28
Trulia * (A)	37,276	1,159
Tyler Technologies *	5,283	362
Ultimate Software Group *	800	94
Ultra Clean Holdings *	37,139	225
Ultratech *	17,550	644
Unisys *	670	15
United Online	29,700	225
Universal Display * (A)	119	3
Unwired Planet *	5,347	10
Valueclick *	3,600	89
Veeco Instruments * (A)	20,597	730
VeriFone Holdings *	377	6
Verint Systems *	21,747	771
Viasat *	1,100	79
VirnetX Holding * (A)	645	13
Virtusa *	17,623	391
Vishay Intertechnology *	29,200	405
Vishay Precision Group *	192	3
VistaPrint * (A)	900	44
Vocus *	973	10
Volterra Semiconductor *	2,100	30
Vringo *	3,344	11
Web.com Group *	42,908	1,098
WebMD Health, Cl A *	1,121	33
Western Digital	13,200	819
WEX *	6,760	518
WNS Holdings ADR *	32,790	547

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Workday, Cl A *	4,851	$311
Xilinx	14,617	579
Yelp, Cl A *	863	30
Zebra Technologies, Cl A *	7,677	333
Zillow, Cl A * (A)	537	30
Zix *	2,433	10
Zynga, Cl A *	14,512	40

		71,531

Materials — 5.5%
Advanced Emissions Solutions *	258	11
Air Products & Chemicals	4,661	427
Albemarle	10,199	635
Allegheny Technologies	27,576	725
Alpha Natural Resources *	4,329	23
AMCOL International	1,500	48
Aptargroup	1,800	99
Ashland	2,600	217
Axiall	11,051	470
Balchem	1,400	63
Ball	4,789	199
Bemis	1,700	67
Berry Plastics Group *	454	10
Boise *	37,622	321
Buckeye Technologies	1,900	70
Cabot	900	34
Carpenter Technology	1,300	59
Century Aluminum *	5,100	47
Chemtura *	1,310	27
Clearwater Paper *	800	38
Cliffs Natural Resources	3,818	62
Coeur Mining *	3,300	44
Commercial Metals, Cl A	720	11
Compass Minerals International, Cl A (A)	12,306	1,040
Crown Holdings	4,800	198
Cytec Industries	4,297	315
Domtar	4,200	279
Eagle Materials	700	46
Eastman Chemical	4,248	297
Ecolab	1	—
Ferro *	2,300	16
Flotek Industries *	1,999	36
Glatfelter	1,700	43
Globe Specialty Metals	5,200	56
Graphic Packaging Holding *	1,313	10
Greif, Cl A	13,900	732
H.B. Fuller	5,308	201
Handy & Harman *	715	13
Headwaters, Cl A *	60,590	536
Horsehead Holding *	2,100	27
Huntsman	28,000	464
Innophos Holdings	7,251	342
Innospec *	250	10
International Flavors & Fragrances	1,082	81
Intrepid Potash *	10,599	202
Jaguar Mining * (A)	6,405	2
Kaiser Aluminum	2,571	159
KapStone Paper and Packaging *	29,564	1,188
Koppers Holdings	480	18

Description	Shares	Market Value ($ Thousands)

Kraton Performance Polymers *	491	$10
Louisiana-Pacific *	40,009	592
Martin Marietta Materials, Cl A	700	69
Materion	595	16
Methanex	7,252	310
Minerals Technologies	13,568	561
Nucor	7,286	316
Olin	28,100	672
OM Group *	2,200	68
Owens-Illinois *	26,008	723
Packaging Corp of America	12,060	591
PolyOne	73,045	1,810
PPG Industries	3,908	572
Reliance Steel & Aluminum	1,200	79
Resolute Forest Products * (A)	925	12
Rock Tenn, Cl A	1,324	132
Rockwood Holdings	7,854	503
Royal Gold, Cl A	1,700	72
RPM International	3,100	99
RTI International Metals *	25,069	695
Schnitzer Steel Industries, Cl A	400	9
Schulman A	6,775	182
Schweitzer-Mauduit International	11,197	558
Scotts Miracle-Gro, Cl A (A)	15,504	749
Sealed Air	3,733	90
Sensient Technologies	18,740	758
Sherwin-Williams, Cl A	4,565	806
Silgan Holdings	23,898	1,122
Sonoco Products	1,400	48
Steel Dynamics	13,947	208
Stillwater Mining *	2,600	28
Tahoe Resources *	3,516	50
Texas Industries * (A)	600	39
UFP Technologies *	13,800	270
United States Steel	2,814	49
Universal Stainless & Alloy *	346	10
US Silica Holdings	492	10
Valspar	1,860	120
Westlake Chemical	172	17
Worthington Industries	309	10
WR Grace *	1,400	118

		23,171

Telecommunication Services — 0.4%
8x8 *	1,214	10
Cincinnati Bell, Cl A *	7,194	22
Clearwire, Cl A	11,158	56
Cogent Communications Group	1,395	39
Consolidated Communications Holdings	1,600	28
Frontier Communications (A)	7,286	30
inContact *	1,263	10
Inteliquent	18,500	106
Iridium Communications *	19,900	154
Level 3 Communications *	4,006	85
Lumos Networks	1,400	24
NTELOS Holdings	1,400	23
Premiere Global Services *	16,400	198
SBA Communications, Cl A *	2,217	164
T-Mobile US *	3,365	84
Towerstream *	4,484	11

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

tw telecom, Cl A *	5,300	$149
USA Mobility	15,500	210
Vonage Holdings *	87,900	249
Windstream	8,898	69

		1,721

Utilities — 3.0%
AGL Resources	16,690	715
ALLETE	10,505	524
Alliant Energy	1,300	66
American States Water	1,700	91
American Water Works	3,741	154
Aqua America	269	9
Atmos Energy	2,500	103
Avista	15,500	419
Black Hills, Cl A	700	34
California Water Service Group, Cl A	2,800	55
Chesapeake Utilities	2,048	105
Cleco	18,457	857
CMS Energy	10,600	288
Edison International	6,342	305
El Paso Electric, Cl A	4,700	166
Empire District Electric	4,400	98
Great Plains Energy	55,784	1,257
Hawaiian Electric Industries	4,800	121
Idacorp, Cl A	8,140	389
Integrys Energy Group	1,000	58
ITC Holdings	1,478	135
Laclede Group (A)	2,600	119
MDU Resources Group	5,300	137
MGE Energy	1,600	88
National Fuel Gas	372	22
New Jersey Resources	750	31
Northwest Natural Gas	1,400	59
NorthWestern	2,600	104
NRG Energy	5,999	160
NV Energy	15,500	364
OGE Energy	900	61
Otter Tail	1,800	51
Pepco Holdings	2,200	44
Piedmont Natural Gas	1,800	61
Pinnacle West Capital	1,100	61
PNM Resources	22,445	498
Portland General Electric	39,413	1,206
SCANA	8,982	441
South Jersey Industries, Cl A	88	5
Southwest Gas	11,525	539
TECO Energy	23,080	397
UGI	20,300	794
UIL Holdings	12,995	497
UNS Energy	1,300	58
Vectren	2,100	71
Westar Energy	5,471	175
WGL Holdings	11,780	509
Xcel Energy	13,855	393

		12,894

Total Common Stock (Cost $316,934) ($ Thousands)		393,974

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Growth Index Fund (A)	5,449	$607
iShares Russell 2000 Index Fund	7,963	774

Total Exchange Traded Funds (Cost $1,167) ($ Thousands)		1,381

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 7.9%
SEI Liquidity Fund, L.P.
0.100% ** †† (B)	33,512,821	33,513

Total Affiliated Partnership (Cost $33,513) ($ Thousands)		33,513

CASH EQUIVALENT — 14.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	62,187,303	62,187

Total Cash Equivalent (Cost $62,187) ($ Thousands)		62,187

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills
0.088%, 02/06/14	$46	46
0.040%, 01/09/14	775	775
0.036%, 07/25/13	1,772	1,772

Total U.S. Treasury Obligations (Cost $2,593) ($ Thousands)		2,593

Total Investments — 116.2% (Cost $416,394) ($ Thousands) ‡		$493,648

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	111	Sep-2013	$103
S&P Mid 400 Index E-MINI	90	Sep-2013	84

			$187

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2013

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $424,900 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $32,490 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $33,513 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NY — New York

S&P — Standard and Poor’s

Ser — Series

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $416,394 ($ Thousands), and the unrealized appreciation and depreciation were $87,830 ($ Thousands) and ($10,576) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$393,974	$—	$—	$393,974
Affiliated Partnership	—	33,513	—	33,513
Exchange Traded Funds	1,381	—	—	1,381
Warrants	—	—	—	—
Rights	—	—	—	—
U.S. Treasury Obligations	—	2,593	—	2,593
Cash Equivalent	62,187	—	—	62,187

Total Investments in Securities	$457,542	$36,106	$—	$493,648

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$187	$—	$—	$187

Total Other Financial Instruments	$187	$—	$—	$187

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 16.1%
Aaron’s	400	$11
AMC Networks, Cl A *	3,200	209
BorgWarner *	2,200	189
Carter’s	2,100	156
Chipotle Mexican Grill, Cl A *	720	262
Cinemark Holdings	3,900	109
Darden Restaurants	8,815	445
Dillard’s, Cl A	2,300	189
Discovery Communications, Cl A *	4,600	355
Dollar General * (A)	9,769	493
Dollar Tree *	5,280	268
Foot Locker, Cl A	6,200	218
Fossil Group *	100	10
GameStop, Cl A	7,500	315
Gap	6,300	263
Global Sources *	1,800	12
GNC Holdings, Cl A	11,400	504
Harley-Davidson, Cl A	24,947	1,368
Harte-Hanks	3,200	28
Hasbro (A)	13,072	586
Interpublic Group	23,476	342
Jack in the Box *	200	8
Jarden *	4,700	206
L Brands	5,300	261
Liberty Media *	2,200	279
Lululemon Athletica * (A)	6,350	416
Macy’s	4,800	230
Madison Square Garden, Cl A *	4,700	278
Marriott International, Cl A	15,150	611
Mattel	500	23
Michael Kors Holdings	14,600	905
Mohawk Industries *	5,900	664
Newell Rubbermaid, Cl B	17,415	457
O’Reilly Automotive *	8,500	957
PetSmart	10,267	688
Polaris Industries (A)	2,400	228
Ralph Lauren, Cl A	1,500	261
Ross Stores	13,350	865
Royal Caribbean Cruises	10,308	344
Scripps Networks Interactive, Cl A	3,300	220
Service International	10,600	191
Tesla Motors * (A)	2,800	301
Thor Industries	3,200	157
Tractor Supply	4,350	512
Tupperware Brands	1,700	132
Under Armour, Cl A * (A)	4,975	297
Urban Outfitters *	14,600	587
VF	1,210	234
Visteon *	3,200	202
Whirlpool	1,980	226
Williams-Sonoma (A)	9,800	548
Wyndham Worldwide	1,100	63
Wynn Resorts (A)	4,250	544

		18,227

Consumer Staples — 5.4%
Archer-Daniels-Midland	3,200	108
Avon Products	14,500	305

Description	Shares	Market Value ($ Thousands)

Bunge (A)	3,600	$255
Coca-Cola Enterprises	16,186	569
Darling International *	24,588	459
Dr Pepper Snapple Group	5,300	243
Energizer Holdings	1,800	181
Hershey	500	45
Hormel Foods	800	31
Ingredion	8,391	550
JM Smucker (A)	6,582	679
Kroger	24,604	850
Lorillard	1,030	45
Medifast *	1,000	26
Molson Coors Brewing, Cl B	9,548	457
Nu Skin Enterprises, Cl A	2,400	146
Omega Protein *	300	3
SYSCO, Cl A (A)	12,180	416
Tyson Foods, Cl A	19,085	490
WhiteWave Foods, Cl A (A)	14,500	236

		6,094

Energy — 7.2%
Atwood Oceanics, Cl A *	100	5
Cabot Oil & Gas	11,250	799
Cameron International *	5,350	327
Chesapeake Energy	1,800	37
Concho Resources *	5,680	475
Diamond Offshore Drilling (A)	3,100	213
Ensco, Cl A	1,900	110
EQT	8,088	642
Helmerich & Payne	1,100	69
Hess	2,300	153
HollyFrontier	3,400	145
Marathon Petroleum	4,700	334
McDermott International *	35,277	289
Murphy Oil	4,100	250
Nabors Industries	16,314	250
Newfield Exploration *	17,217	411
Noble Energy	5,600	336
Oceaneering International, Cl A	7,775	561
Pioneer Natural Resources	3,907	566
Range Resources	8,985	695
Southwestern Energy, Cl A *	5,000	183
Spectra Energy	17,591	606
Superior Energy Services	7,700	200
Tesoro	4,100	214
Unit *	1,100	47
Valero Energy	6,100	212

		8,129

Financials — 16.3%
Alexandria Real Estate Equities †	5,009	329
Allied World Assurance Holdings	900	82
Allstate	11,829	569
American Assets Trust †	1,000	31
American Capital Agency, Cl A †	9,900	228
American Capital Mortgage Investment †	3,200	58
American Financial Group	3,700	181
Ameriprise Financial	8,614	697
Annaly Capital Management †	18,700	235
Aon	4,800	309
Assured Guaranty	2,400	53
Axis Capital Holdings	10,100	462

65	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Brown & Brown	1,200	$39
Camden Property Trust † (A)	2,000	138
CBRE Group, Cl A *	15,600	364
Chatham Lodging Trust †	1,500	26
Chubb	1,400	118
CNA Financial	3,900	127
Comerica (A)	7,159	285
Digital Realty Trust, Cl A † (A)	4,972	303
Discover Financial Services	2,000	95
East West Bancorp	11,800	324
Endurance Specialty Holdings	9,206	474
Everest Re Group	1,400	180
Fifth Third Bancorp	40,749	736
Franklin Street Properties †	11,700	154
General Growth Properties †	8,200	163
Hancock Holding, Cl A	13,179	396
Hartford Financial Services Group	16,738	518
HCC Insurance Holdings	300	13
Hospitality Properties Trust †	4,100	108
Host Hotels & Resorts †	42,816	722
Howard Hughes *	1,900	213
Huntington Bancshares	29,800	235
Invesco	3,900	124
JAVELIN Mortgage Investment †	9,900	140
Jones Lang LaSalle	2,360	215
Kemper, Cl A	300	10
KeyCorp	24,200	267
Liberty Property Trust †	13,080	483
M&T Bank (A)	3,300	369
MFA Financial †	6,500	55
Moody’s	9,875	602
NASDAQ OMX Group, Cl A	5,800	190
Nelnet, Cl A	1,900	68
PartnerRe	7,858	712
Progressive	3,400	86
ProLogis †	7,577	286
Raymond James Financial	3,200	138
Rayonier †	1,100	61
Regions Financial	21,500	205
Reinsurance Group of America, Cl A	10,900	753
Resource Capital †	4,700	29
RLJ Lodging Trust †	1,400	31
Signature Bank NY, Cl B *	4,400	365
SLM	900	21
Summit Hotel Properties †	800	8
SunTrust Banks	19,267	608
T. Rowe Price Group	10,375	759
Taubman Centers †	1,600	120
TCF Financial (A)	26,063	370
Travelers	400	32
Unum Group (A)	16,697	490
Ventas †	2,200	153
Vornado Realty Trust †	2,235	185
Waddell & Reed Financial, Cl A	4,400	191
Washington Federal	4,300	81
Willis Group Holdings	12,182	497
Winthrop Realty Trust †	1,900	23
XL Group, Cl A	5,400	164
Zions Bancorporation (A)	20,422	590

		18,446

Description	Shares	Market Value ($ Thousands)

Health Care — 10.9%
Actavis *	5,675	$716
Aetna, Cl A	1,700	108
Agilent Technologies	13,300	569
Alexion Pharmaceuticals *	5,870	541
AmerisourceBergen	6,433	359
Becton Dickinson	700	69
Brookdale Senior Living, Cl A *	15,100	399
Bruker BioSciences *	24,300	393
C.R. Bard	1,900	207
CareFusion *	15,218	561
Cerner *	2,600	250
Charles River Laboratories International *	9,219	378
Cigna	4,700	341
DaVita HealthCare Partners *	2,500	302
Edwards Lifesciences, Cl A *	900	61
Endo Pharmaceuticals Holdings *	500	18
HCA Holdings	5,700	206
Health Net, Cl A *	9,200	293
Humana	8,350	705
Illumina * (A)	7,300	546
Intuitive Surgical *	220	111
MEDNAX *	5,320	487
Mettler Toledo International * (A)	1,090	219
Mylan *	7,200	223
Myriad Genetics *	5,400	145
Onyx Pharmaceuticals * (A)	4,225	367
Patterson	8,162	307
Perrigo	500	61
Quest Diagnostics (A)	8,020	486
Regeneron Pharmaceuticals * (A)	1,150	259
Sirona Dental Systems, Cl A *	9,250	609
St. Jude Medical	4,300	196
Stryker	200	13
Techne, Cl A	1,500	104
Thoratec *	2,500	78
United Therapeutics *	2,700	178
Universal Health Services, Cl B	3,200	214
Valeant Pharmaceuticals International *	7,700	663
Vertex Pharmaceuticals *	6,000	479
Zimmer Holdings	1,000	75

		12,296

Industrials — 14.1%
Acuity Brands	5,350	404
Aecom Technology *	5,600	178
AGCO	4,000	201
Air Lease, Cl A (A)	14,300	394
Allegiant Travel, Cl A	300	32
Alliant Techsystems	2,000	165
Babcock & Wilcox	400	12
Canadian Pacific Railway	3,025	367
Carlisle	11,175	696
Cintas	10,956	499
CNH Global	1,000	41
CSX	1,700	39
Delta Air Lines, Cl A	26,400	494
Dover	6,397	497
Exelis	7,000	96
Flowserve	14,549	786

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Fluor	16,007	$949
Fortune Brands Home & Security	15,200	589
Generac Holdings	8,300	307
HD Supply Holdings *	18,900	355
Huntington Ingalls Industries, Cl A	2,500	141
IDEX	200	11
JB Hunt Transport Services	8,700	629
Kirby *	5,750	457
L-3 Communications Holdings	1,780	153
Lennox International	2,800	181
Lincoln Electric Holdings	3,600	206
Manpowergroup	3,800	208
Matson	6,900	173
MSC Industrial Direct, Cl A	5,650	438
Nielsen Holdings	10,900	366
Norfolk Southern	2,300	167
Northrop Grumman	600	50
Oshkosh Truck *	5,500	209
Pall	10,100	671
Parker Hannifin, Cl A	7,748	739
Quanta Services *	8,200	217
Regal-Beloit	6,199	402
Rockwell Automation	2,800	233
Rollins	2,700	70
Spirit Aerosystems Holdings, Cl A *	2,000	43
Stanley Black & Decker	6,777	524
Stericycle, Cl A *	4,800	530
Timken	3,800	214
Towers Watson, Cl A	6,288	515
Unifirst	300	28
Valmont Industries	1,440	206
Wabtec	7,150	382
WW Grainger	880	222
Xylem	17,858	481

		15,967

Information Technology — 13.6%
Activision Blizzard	15,200	217
Akamai Technologies * (A)	13,825	588
Alliance Data Systems * (A)	3,850	697
Amphenol, Cl A	8,550	666
Analog Devices	300	13
Applied Materials	32,900	491
Arrow Electronics, Cl A *	3,300	131
Aruba Networks *	12,400	190
Avago Technologies, Cl A	17,600	658
Avnet *	6,300	212
CA	8,800	252
CommVault Systems *	200	15
CoreLogic *	19,800	459
Cree *(A)	2,800	179
Diebold	18,056	608
DST Systems	600	39
F5 Networks, Cl A *	4,935	340
Fidelity National Information Services, Cl B	14,247	610
FleetCor Technologies *	7,125	579
Harris	2,600	128
IAC	4,200	200
Ingram Micro, Cl A *	3,900	74

Description	Shares	Market Value ($ Thousands)

Intuit	5,200	$317
Juniper Networks *	32,012	618
KLA-Tencor	5,150	287
LinkedIn, Cl A *	2,720	485
LSI Logic *	28,700	205
Marvell Technology Group	18,900	221
Maxim Integrated Products	8,500	236
Microchip Technology (A)	14,038	523
Molex (A)	15,189	446
NetApp	4,700	178
ON Semiconductor *	6,500	53
OpenTable * (A)	3,950	253
Palo Alto Networks (A)	5,650	238
PMC - Sierra *	4,500	29
Red Hat *	8,450	404
SanDisk *	300	18
Skyworks Solutions *	9,500	208
SolarWinds *	7,000	272
Solera Holdings	3,800	212
Splunk	6,200	287
Symantec, Cl A	26,593	598
Synopsys *	24,338	870
Syntel	900	57
Total System Services	800	20
Western Digital	1,900	118
Workday, Cl A	4,775	306
Xerox	3,900	35
Xilinx (A)	14,350	568
Yahoo! *	600	15

		15,423

Materials — 6.6%
Air Products & Chemicals (A)	4,986	457
Albemarle (A)	6,096	380
Alcoa (A)	16,900	132
Allegheny Technologies	17,827	469
Celanese, Ser A	3,700	166
CF Industries Holdings	1,410	242
Compass Minerals International, Cl A	6,320	534
Domtar	1,600	106
Freeport-McMoRan Copper & Gold, Cl B	4,600	127
FutureFuel	600	8
Greif, Cl A	8,195	432
Huntsman	6,100	101
International Flavors & Fragrances	2,800	210
LSB Industries *	300	9
Mosaic	2,400	129
Nucor	7,793	338
Owens-Illinois *	16,359	455
PPG Industries	6,055	887
Reliance Steel & Aluminum	800	52
Rockwood Holdings	6,944	445
Scotts Miracle-Gro, Cl A (A)	8,842	427
Sherwin-Williams, Cl A	4,460	788
Silgan Holdings	8,334	391
Valspar	2,000	129
Westlake Chemical	800	77

		7,491

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.2%
CenturyTel	4,700	$166
Telephone & Data Systems	400	10

		176

Utilities — 4.3%
AES	19,200	230
AGL Resources	13,731	589
Alliant Energy	2,800	141
Ameren	5,200	179
American Water Works	5,800	239
Calpine *	5,800	123
DTE Energy	3,900	262
Edison International	12,884	621
Great Plains Energy	27,299	615
PPL	3,900	118
SCANA	11,626	571
TECO Energy	22,763	391
UGI	5,400	211
Xcel Energy	20,821	590

		4,880

Total Common Stock (Cost $97,891) ($ Thousands)		107,129

AFFILIATED PARTNERSHIP — 11.5%
SEI Liquidity Fund, L.P.
0.100% ** †† (B)	13,007,087	13,007

Total Affiliated Partnership (Cost $13,007) ($ Thousands)		13,007

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	1,491,598	1,492

Total Cash Equivalent (Cost $1,492) ($ Thousands)		1,492

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.088%, 02/06/2014	$306	306
0.036%, 07/25/2013	130	130

Total U.S. Treasury Obligations (Cost $436) ($ Thousands)		436

Total Investments — 107.9% (Cost $112,826) ($ Thousands) ‡		$122,064

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	40	Sep-2013	$(14)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $113,095 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2013.
†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $12,667 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $13,007 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NY — New York

S&P — Standard & Poor’s

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $112,826 ($ Thousands), and the unrealized appreciation and depreciation were $12,629 ($ Thousands) and ($3,391) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,129	$—	$—	$107,129
Affiliated Partnership	—	13,007	—	13,007
Cash Equivalent	1,492	—	—	1,492
U.S. Treasury Obligations	—	436	—	436

Total Investments in Securities	$108,621	$13,443	$—	$122,064

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(14)	$—	$—	$(14)

Total Other Financial Instruments	$(14)	$—	$—	$(14)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $ 0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.4%

Consumer Discretionary — 6.4%
Aaron’s	62,000	$1,737
Advance Auto Parts	4,290	348
Big Lots *	28,000	883
Brinker International	8,859	349
Choice Hotels International	26,900	1,068
Cinemark Holdings	33,500	935
Cracker Barrel Old Country Store	25,100	2,376
DIRECTV *	99,600	6,137
GameStop, Cl A	59,100	2,484
Genuine Parts	11,600	906
H&R Block	198,300	5,503
Jarden *	14,550	636
Kohl’s	60,800	3,071
Madison Square Garden, Cl A *	39,200	2,323
McDonald’s	10,871	1,076
PetMed Express	61,800	779
PetSmart	22,245	1,490
Regal Entertainment Group, Cl A	128,418	2,299
Scripps Networks Interactive, Cl A	16,600	1,108
Shaw Communications, Cl B	97,600	2,345
Target, Cl A	154,171	10,616
Time Warner Cable, Cl A	33,400	3,757

		52,226

Consumer Staples — 18.9%
Altria Group	145,075	5,076
Archer-Daniels-Midland	64,700	2,194
Brown-Forman, Cl B	519	35
Bunge	37,425	2,649
Cal-Maine Foods	24,200	1,126
Campbell Soup	88,463	3,962
Church & Dwight	75,913	4,684
Clorox	91,613	7,617
Coca-Cola Enterprises	95,400	3,354
Colgate-Palmolive	45,430	2,603
ConAgra Foods	136,700	4,775
CVS Caremark	95,700	5,472
Dean Foods *	22,282	223
Dr Pepper Snapple Group	92,374	4,243
Energizer Holdings	19,600	1,970
Flowers Foods	97,050	2,140
Fresh Del Monte Produce	60,600	1,690
General Mills, Cl A	47,288	2,295
Harris Teeter Supermarkets	21,700	1,017
Hershey	86,951	7,763
Hormel Foods	190,306	7,342
Ingredion	25,300	1,660
JM Smucker	22,000	2,269
Kellogg	46,543	2,989
Kimberly-Clark	102,831	9,989
Kroger	168,500	5,820
Lorillard	73,400	3,206
McCormick	43,968	3,094
Metro, Cl A	40,300	2,692
Molson Coors Brewing, Cl B	83,600	4,001
PepsiCo	53,585	4,383
Philip Morris International	55,798	4,833
Reynolds American	98,767	4,778
Safeway	190,400	4,505

Description	Shares	Market Value ($ Thousands)

SYSCO, Cl A	122,927	$4,199
TreeHouse Foods *	29,100	1,907
Tyson Foods, Cl A	114,100	2,930
Universal	31,000	1,793
Walgreen	115,700	5,114
Wal-Mart Stores	156,300	11,643
WhiteWave Foods, Cl A *	1	—

		154,035

Energy — 3.2%
Cenovus Energy	20,700	590
Chevron	62,200	7,361
ConocoPhillips	62,800	3,799
Core Laboratories	9,200	1,396
Diamond Offshore Drilling	8,100	557
Exxon Mobil	105,100	9,496
Imperial Oil	36,700	1,402
TransCanada	48,100	2,074

		26,675

Financials — 15.8%
Alleghany *	7,390	2,833
Allied World Assurance Holdings	68,538	6,272
Allstate	54,500	2,622
American Campus Communities †	52,900	2,151
American Capital Agency, Cl A †	63,039	1,449
Arch Capital Group *	52,075	2,677
BOK Financial	17,200	1,101
Camden Property Trust †	2,539	176
Capitol Federal Financial	30,009	364
CBOE Holdings	52,700	2,458
Chubb	52,400	4,436
Commerce Bancshares	2	—
Endurance Specialty Holdings	35,500	1,826
Equity Lifestyle Properties †	28,300	2,224
Erie Indemnity, Cl A	25,900	2,064
Essex Property Trust †	5,500	874
Everest Re Group	64,731	8,302
Extra Space Storage †	18,271	766
Federal Realty Investment Trust †	25,053	2,597
Fidelity National Financial, Cl A	152,568	3,633
First Citizens BancShares, Cl A	993	191
First Niagara Financial Group	213,400	2,149
Genworth MI Canada	40,500	942
Hancock Holding, Cl A	56,400	1,696
HCC Insurance Holdings	95,100	4,100
Home Properties †	39,466	2,580
Liberty Property Trust †	22,182	820
MFA Financial †	265,692	2,245
Mid-America Apartment Communities †	29,600	2,006
National Bank of Canada	48,400	3,443
National Retail Properties †	31,000	1,066
PartnerRe	139,443	12,628
PennyMac Mortgage Investment Trust †	89,100	1,876
People’s United Financial	57,294	854
Piedmont Office Realty Trust, Cl A †	116,200	2,078
Platinum Underwriters Holdings	34,300	1,963
Plum Creek Timber †	4,041	189
Primerica *	40,700	1,524
Prosperity Bancshares	43,400	2,248

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Public Storage †	12,036	$1,845
Realogy Holdings *	6,047	290
Realty Income †	8,200	344
RenaissanceRe Holdings	102,443	8,891
Senior Housing Properties Trust †	19,500	506
Signature Bank NY, Cl B *	26,800	2,225
Silver Bay Realty Trust †	7,213	119
Tanger Factory Outlet Centers †	70,694	2,365
TFS Financial *	202,400	2,267
Tower Group International	53,817	1,104
Travelers	55,300	4,420
Two Harbors Investment †	182,800	1,874
Validus Holdings	200,423	7,239
White Mountains Insurance Group	3,500	2,012

		128,924

Health Care — 15.5%
Abbott Laboratories	124,447	4,341
AbbVie	94,500	3,907
Actavis *	17,000	2,146
Aetna, Cl A	57,900	3,679
AmerisourceBergen	147,808	8,252
Amgen, Cl A	110,858	10,937
AstraZeneca ADR	56,700	2,682
Baxter International	52,700	3,650
Becton Dickinson	63,664	6,292
Cardinal Health	164,557	7,767
Celgene, Cl A *	18,300	2,139
Cooper, Cl A	6,600	786
Cubist Pharmaceuticals *	44,300	2,140
Eli Lilly	79,188	3,890
Endo Pharmaceuticals Holdings *	21,300	783
Humana	18,500	1,561
Johnson & Johnson	118,700	10,191
Magellan Health Services *	27,800	1,559
McKesson	90,392	10,350
Medtronic	52,100	2,681
Merck	159,800	7,423
Patterson	47,700	1,794
Perrigo	8,300	1,004
Pfizer	286,400	8,022
Quest Diagnostics	9,700	588
Techne, Cl A	72,783	5,028
United Therapeutics *	55,800	3,673
UnitedHealth Group	58,500	3,831
WellPoint	28,500	2,332
Zimmer Holdings	44,700	3,350

		126,778

Industrials — 5.9%
Alliant Techsystems	34,100	2,807
C.H. Robinson Worldwide	37,100	2,089
Dun & Bradstreet	17,600	1,715
FTI Consulting *	32,000	1,052
General Dynamics	24,100	1,888
L-3 Communications Holdings	68,400	5,865
Landstar System	33,500	1,725
Lockheed Martin	86,670	9,400
Northrop Grumman	68,300	5,655
Old Dominion Freight Line, Cl A *	51,000	2,123
Raytheon	107,900	7,134
Rollins	90,800	2,352

Description	Shares	Market Value ($ Thousands)

TransDigm Group	14,300	$2,242
Verisk Analytics, Cl A *	36,300	2,167
Waste Connections	10,103	416

		48,630

Information Technology — 8.4%
Activision Blizzard	151,500	2,160
Amdocs	216,441	8,028
AOL	83,528	3,047
BMC Software *	45,700	2,063
Booz Allen Hamilton Holding, Cl A	6,977	121
Broadridge Financial Solutions	83,900	2,230
CACI International, Cl A *	20,600	1,308
Cadence Design Systems *	32,376	469
Cisco Systems	225,100	5,472
Dell	72,600	969
DST Systems	6,729	440
Flir Systems	90,100	2,430
Global Payments	39,400	1,825
Harris	102,297	5,038
IAC	30,328	1,443
Ingram Micro, Cl A *	116,700	2,216
Intel	153,300	3,713
International Business Machines	37,687	7,202
Jack Henry & Associates	19,300	910
Microsoft	196,700	6,792
NeuStar, Cl A *	17,000	828
SAIC	366,700	5,108
Symantec, Cl A	10,021	225
Tech Data *	30,000	1,413
Total System Services	74,400	1,821
Western Union	54,891	939
Zebra Technologies, Cl A *	15,800	686

		68,896

Materials — 1.4%
Aptargroup	38,800	2,142
Ball	33,400	1,387
Barrick Gold	30,100	474
Compass Minerals International, Cl A	25,200	2,130
Greif, Cl A	13,200	695
Newmont Mining	28,652	858
Royal Gold, Cl A	14,821	624
Silgan Holdings	45,200	2,123
Sonoco Products	26,000	899

		11,332

Telecommunication Services — 3.7%
AT&T	169,400	5,997
BCE	13,600	558
NTT DoCoMo ADR	260,300	4,074
Rogers Communications, Cl B	84,700	3,308
SBA Communications, Cl A *	16,800	1,245
SK Telecom ADR	191,000	3,883
Verizon Communications	162,837	8,197
Vodafone Group ADR	99,900	2,871

		30,133

Utilities — 14.2%
AGL Resources	49,600	2,126
Alliant Energy	42,100	2,122

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameren	71,700	$2,469
American Electric Power	129,459	5,797
American States Water	31,400	1,685
American Water Works	172,385	7,108
Atmos Energy	94,500	3,880
Avista	49,700	1,343
Cleco	39,800	1,848
CMS Energy	54,369	1,477
Consolidated Edison	111,133	6,480
DTE Energy	135,634	9,089
Edison International	237,049	11,416
El Paso Electric, Cl A	48,900	1,727
Entergy	59,569	4,151
Great Plains Energy	42,000	947
Hawaiian Electric Industries	101,189	2,561
Idacorp, Cl A	35,100	1,676
Integrys Energy Group	10,367	607
ITC Holdings	5,798	529
NextEra Energy	18,555	1,512
NV Energy	85,100	1,996
PG&E	102,400	4,683
Pinnacle West Capital	32,026	1,777
Portland General Electric	111,200	3,402
PPL	162,933	4,930
Public Service Enterprise Group	148,400	4,847
SCANA	66,240	3,252
Southern	96,079	4,240
UGI	96,994	3,794
Vectren	109,130	3,692
WGL Holdings	35,800	1,547
Wisconsin Energy	122,566	5,024
Xcel Energy	77,555	2,198

		115,932

Total Common Stock (Cost $620,845) ($ Thousands)		763,561

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	50,908,205	50,908

Total Cash Equivalent (Cost $50,908) ($ Thousands)		50,908

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.088%, 02/06/2014	$366	366
0.040%, 01/09/2014	1,025	1,025
0.036%, 07/25/2013	286	286

Total U.S. Treasury Obligations (Cost $1,677) ($ Thousands)		1,677

Total Investments — 99.8% (Cost $673,430) ($ Thousands) ‡		$816,146

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	437	Sep-2013	$(61)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $817,276 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

NY — New York

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $673,430 ($ Thousands), and the unrealized appreciation and depreciation were $150,370 ($ Thousands) and ($7,654) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$763,561	$—	$—	$763,561
Cash Equivalent	50,908	—	—	50,908
U.S. Treasury Obligations	—	1,677	—	1,677

Total Investments in Securities	$814,469	$1,677	$—	$816,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(61)	$—	$—	$(61)

Total Other Financial Instruments	$(61)	$—	$—	$(61)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $ 0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Australia — 5.3%
AGL Energy	66,333	$878
Brickworks	9,518	111
CFS Retail Property Trust Group †	1,802,719	3,289
Coca-Cola Amatil	973,115	11,284
CSL	200,791	11,290
GPT Group †	718,368	2,525
Hansen Technologies	41,039	34
Metcash, Cl A	1,714,958	5,506
Sonic Healthcare	96,958	1,318
SP AusNet	3,208,284	3,445
Sydney Airport	974,523	3,010
Tabcorp Holdings	812,641	2,265
Tatts Group	2,199,095	6,358
Telstra, Cl B	1,553,284	6,759
Treasury Wine Estates	269,523	1,434
Wesfarmers	6,695	243
Westfield Group †	165,490	1,735
Westfield Retail Trust †	1,880,307	5,322
Woolworths	215,521	6,462

		73,268

Austria — 0.1%
Oesterreichische Post	20,933	814

Belgium — 0.3%
Belgacom	127,879	2,859
Cofinimmo †	9,977	1,090
Colruyt	3,413	179
Mobistar	22,401	465

		4,593

Bermuda — 0.2%
PartnerRe	35,696	3,233

Canada — 11.7%
Agnico Eagle Mines (A)	11,000	302
Alimentation Couche Tard, Cl B	55,900	3,307
Bank of Montreal	72,200	4,175
BCE	326,441	13,370
Bell Aliant	328,969	8,812
Brookfield Office Properties	900	15
Canadian Imperial Bank of Commerce (A)	93,000	6,580
Canadian National Railway	17,400	1,689
Canadian Tire, Cl A	94,600	7,100
Canadian Utilities, Cl A	41,200	1,441
Cash Store Financial Services, Cl A	5,200	13
CGI Group, Cl A *	65,200	1,904
CI Financial	900	26
CML HealthCare	39,699	397
Dollarama	44,200	3,084
Emera	72,400	2,267
Empire, Cl A	58,900	4,490
EnerCare	15,822	137
Fairfax Financial Holdings	3,700	1,450
First Capital Realty	34,100	577
Fortis, Cl	202,400	6,176
George Weston	65,800	5,222

Description	Shares	Market Value ($ Thousands)

H&R †	125,700	$2,626
Intact Financial	63,100	3,544
K-Bro Linen	4,265	138
Manitoba Telecom Services	251,600	8,500
Metro, Cl A	225,000	15,032
Morguard Real Estate Investment Trust †	28,100	434
National Bank of Canada	130,700	9,297
North West	42,892	955
Premium Brands Holdings	4,500	82
RioCan, Cl Trust Unit †	244,100	5,847
Rogers Communications, Cl B	229,900	8,979
Rogers Sugar	46,402	265
Saputo	174,500	7,996
Shaw Communications, Cl B	12,800	306
Shoppers Drug Mart, Cl B	127,100	5,846
TELUS	208,400	6,065
Tim Hortons	136,100	7,338
TransCanada	77,700	3,335
Valener	33,226	505
Yamana Gold	404,100	3,842

		163,466

Denmark — 2.7%
Coloplast A/S, Cl B	203,126	11,358
GN Store Nord	102,757	1,938
H Lundbeck, Cl H	39,958	712
Novo Nordisk, Cl B	55,888	8,676
Royal UNIBREW	13,388	1,175
SimCorp	16,400	487
TDC	1,001,473	8,105
Topdanmark *	224,179	5,698

		38,149

Finland — 0.2%
Olvi, Cl A	1,700	59
Orion, Cl B	94,695	2,216

		2,275

France — 0.3%
Boiron	6,078	316
Bonduelle S.C.A.	6,128	146
Canal +	13,049	88
Societe BIC	26,391	2,644
Tessi	1,012	109
Vilmorin & Cie	3,938	451

		3,754

Germany — 0.6%
Constantin Medien *	14,561	27
Fielmann	35,907	3,746
Merck KGaA	12,765	1,939
Suedzucker	70,218	2,171

		7,883

Guernsey — 0.6%
Amdocs	222,273	8,244

Hong Kong — 2.7%
Cheung Kong Infrastructure Holdings	591,000	3,938
CLP Holdings, Cl B	1,384,000	11,187
HKT Trust	30,000	29
Kerry Properties	72,500	283
Link †	1,840,500	9,032

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

PCCW	1,507,000	$703
Power Assets Holdings	1,087,500	9,361
Prosperity †	1,161,000	369
SJM Holdings	31,000	75
Skyfame Realty Holdings *	1,312,000	90
Sunlight †	590,000	241
Swire Pacific, Cl A	66,000	795
Transport International Holdings, Cl B	14,000	30
Yue Yuen Industrial Holdings	367,000	948

		37,081

Ireland — 0.4%
Kerry Group, Cl A	9,920	547
Ryanair Holdings	613,217	5,694

		6,241

Israel — 1.1%
Azrieli Group	52,658	1,555
Check Point Software Technologies *	100,530	4,994
Formula Systems 1985	3,851	85
Given Imaging *	22,493	315
Ituran Location and Control	6,055	101
Osem Investments	31,871	664
Strauss Group	10,650	163
Teva Pharmaceutical Industries	205,328	8,030

		15,907

Italy — 0.1%
CSP International Fashion Group	1,207	2
Snam Rete Gas	335,639	1,526

		1,528

Japan — 12.6%
ABC-Mart, Cl H	14,000	545
Aeon, Cl H	499,400	6,552
Ajis	1,300	17
Alfresa Holdings	90,300	4,827
Alpen	19,900	382
Artnature	3,900	72
Benesse, Cl A	11,700	421
Can Do	50,700	757
Coca-Cola East Japan	60,936	923
Coca-Cola West	16,000	283
Doutor Nichires Holdings	30,100	423
Duskin	30,300	569
Dydo Drinco	51,400	2,035
Electric Power Development	35,100	1,096
FamilyMart, Cl H	166,700	7,102
Fancl	252,600	3,022
Geo	81	73
Hakuhodo DY Holdings	33,530	2,345
Hiday Hidaka	3,720	77
House Foods	178,300	2,903
Ichibanya	3,600	125
Ito En	188,900	4,366
Itochu Techno-Solutions	4,700	194
Itochu-Shokuhin	3,900	132
J-Oil Mills	56,000	173
Kaken Pharmaceutical	25,000	370
Kao	192,000	6,526
Kappa Create Holdings	24,200	447
Kasumi	16,300	103

Description	Shares	Market Value ($ Thousands)

Kato Sangyo	4,100	$85
Kewpie	499,700	7,362
KEY Coffee	16,900	263
Kissei Pharmaceutical	14,100	284
Kobayashi Pharmaceutical	65,000	3,420
Kokuyo	19,500	135
Komeri	12,200	305
Kose	185,700	5,130
Kura	22,100	383
Kyokuyo	120,000	307
Lawson	69,300	5,280
Lion, Cl H	1,153,400	6,676
Mandom	33,200	1,100
Marudai Food	82,000	264
Matsumotokiyoshi Holdings	108,000	3,113
Matsuya Foods	16,600	262
Maxvalu Tokai	3,300	42
McDonald’s Holdings Japan	283,400	7,852
Medipal Holdings	132,500	1,794
Megmilk Snow Brand	32,000	476
MEIJI Holdings	3,700	177
Milbon	4,300	152
Ministop	76,300	1,259
Morinaga	177,000	356
Morinaga Milk Industry	225,025	656
MOS Food Services	28,000	518
Namco Bandai Holdings	231,900	3,753
Nihon Shokuhin Kako	2,000	7
Nippon Flour Mills	67,000	337
Nippon Telegraph & Telephone	159,800	8,316
Nisshin Oillio Group	93,000	340
Nissin Food Products	16,100	650
Noevir Holdings	38,800	605
Nomura Real Estate Office Fund, Cl A †	84	368
NTT DOCOMO	6,710	10,422
Ohsho Food Service	11,400	326
Oracle Japan	56,500	2,336
Oriental Land	5,100	788
Osaka Gas	1,279,000	5,392
Otsuka	21,600	2,406
Otsuka Holdings	499,400	16,464
Park24	70,300	1,274
Plenus	8,900	146
Rock Field	27,700	523
Royal Holdings	45,100	656
Saizeriya	10,900	148
Shimachu	79,200	1,944
Shizuoka Gas	30,000	213
Sogo Medical	3,500	133
St. Marc Holdings	10,200	460
Starbucks Coffee Japan	584	497
Suzuken	158,700	5,333
Takeda Pharmaceutical	93,400	4,205
TKC	8,200	148
Tokai	9,200	260
Tokyo Gas	219,000	1,206
USS	9,840	1,245
Yamazaki Baking	696,000	8,156
Yoshinoya Holdings	1,336	1,557

		175,125

New Zealand — 0.7%
Argosy Property	181,940	138

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Auckland International Airport	754,294	$1,729
Chorus	300,401	553
Contact Energy	189,100	746
Infratil	102,751	176
Port of Tauranga	37,108	398
Restaurant Brands New Zealand	21,157	46
Ryman Healthcare	74,405	365
Sky City Entertainment Group	260,899	877
Sky Network Television	159,305	665
Summerset Group Holdings	69,427	152
Telecom Corp of New Zealand	2,342,133	4,064
Trade Me, Cl H	46,016	173

		10,082

Norway — 1.7%
Orkla	960,333	7,822
Statoil	390,191	8,019
Telenor	399,567	7,895

		23,736

Portugal — 0.3%
EDP - Energias de Portugal	1,158,522	3,732
Portucel	122,445	390
Semapa-Sociedade de Investimento e Gestao	25,343	215
Sonaecom - SGPS	212,068	430

		4,767

Singapore — 2.8%
Ascendas †	2,102,000	3,681
Cambridge Industrial Trust †	571,000	326
CapitaCommercial Trust †	2,396,000	2,762
CapitaMall Trust †	781,000	1,225
ComfortDelGro	640,000	919
First †	140,000	134
Frasers Commercial Trust †	148,000	161
Mapletree Industrial Trust †	880,000	914
Metro Holdings	73,539	54
MobileOne	1,251,000	2,957
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust †	1,149,000	1,043
SATS	278,000	720
Singapore Airlines	183,000	1,460
Singapore Post	1,932,000	1,977
Singapore Press Holdings	951,000	3,124
Singapore Telecommunications	2,891,000	8,557
StarHub	2,619,000	8,606
Suntec †	129,000	160

		38,780

Spain — 0.2%
Enagas	82,150	2,028

		2,028

Sweden — 0.7%
Acando	2,014	4
Axfood	128,061	5,319
Industrial & Financial Systems, Cl B	2,550	41
Millicom International Cellular	1,997	143

Description	Shares	Market Value ($ Thousands)

TeliaSonera	671,181	$4,346

		9,853

Switzerland — 4.1%
Actelion	8,903	535
Allreal Holding, Cl A	25,943	3,641
Aryzta	16,315	914
Basler Kantonalbank, Cl H	2,216	179
Bell	46	103
Emmi	1,224	358
Galenica	4,132	2,593
Intershop Holdings	392	133
Lindt & Spruengli	48	498
Mobilezone Holding	28,743	274
Mobimo Holding	7,815	1,587
Nestle	103,382	6,772
Novartis	104,858	7,415
Orior	660	36
PSP Swiss Property	88,676	7,666
Roche Holding	32,858	8,141
Siegfried Holding	5,821	786
Swiss Prime Site, Cl H	92,971	6,823
Swisscom	18,110	7,915

		56,369

United Kingdom — 12.2%
Associated British Foods	279,126	7,343
AstraZeneca	332,269	15,665
British American Tobacco	139,620	7,141
British Sky Broadcasting Group	285,606	3,431
Centrica	1,522,571	8,305
Cranswick	60,855	1,066
Dairy Crest Group	18,916	130
Devro, Cl A	84,292	373
Dignity	9,339	194
Genus	12,272	254
GlaxoSmithKline	442,067	11,019
Greggs	412,684	2,611
Imperial Tobacco Group	264,399	9,142
J Sainsbury	1,954,659	10,535
JD Sports Fashion	2,922	39
LSL Property Services	9,779	54
National Grid	941,231	10,639
Next, Cl A	136,540	9,432
Reckitt Benckiser Group	130,019	9,171
Royal Dutch Shell, Cl A	219,502	6,992
Smith & Nephew	696,396	7,778
SSE	402,886	9,304
Synergy Health	46,324	793
Tate & Lyle	659,517	8,252
Unilever	440,127	17,767
Vodafone Group	464,702	1,328
WM Morrison Supermarkets	2,887,513	11,461

		170,219

United States — 32.0%
Abbott Laboratories	93,924	3,276
ALLETE	36,375	1,813
Altria Group	170,256	5,957
American Capital Agency, Cl A †	229,030	5,265
American Electric Power	180,979	8,104
AmerisourceBergen	251,496	14,041
Amgen, Cl A	96,259	9,497
Annaly Capital Management †	748,414	9,408
AT&T	106,873	3,783

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Autozone *	28,173	$11,936
Avista	12,438	336
Becton Dickinson	80,901	7,996
Bemis	20,939	820
Bunge	24,529	1,736
Campbell Soup	243,177	10,892
Capitol Federal Financial	649,054	7,879
CenturyTel	198,546	7,019
Chesapeake Utilities	17,311	891
Church & Dwight	123,873	7,644
Cleco	42,125	1,956
Clorox	153,876	12,793
Colgate-Palmolive	129,732	7,433
ConAgra Foods	18,504	646
Consolidated Edison	144,404	8,420
Costamare	34,820	600
CVS Caremark	57,735	3,301
Dollar General *	11,248	567
Dr Pepper Snapple Group	114,775	5,272
DTE Energy	128,227	8,593
Edison International	273,595	13,176
El Paso Electric, Cl A	79,010	2,790
Eli Lilly	17,204	845
Empire District Electric	180,521	4,027
Entergy	124,790	8,695
General Mills, Cl A	373,460	18,124
Great Plains Energy	166,208	3,746
Gyrodyne Co. of America, Cl A†	8,808	630
Hawaiian Electric Industries	113,860	2,882
Hershey	163,528	14,600
Hormel Foods	176,190	6,797
Idacorp, Cl A	40,064	1,914
Jack Henry & Associates	56,027	2,641
JM Smucker	80,383	8,291
Johnson & Johnson	200,967	17,255
Kellogg	118,738	7,627
Kimberly-Clark	206,401	20,050
Laboratory Corp of America Holdings *	22,636	2,266
Maxygen, Cl A	22,149	55
Medcath	43,046	59
MGE Energy	2,536	139
NorthWestern	10,306	411
Oil-Dri Corp of America	3,429	94
Orchids Paper Products	5,756	151
Otter Tail	41,320	1,174
Owens & Minor	9,618	325
PDL BioPharma	101,440	783
PepsiCo	96,902	7,925
PetSmart	86,518	5,796
Piedmont Office Realty Trust, Cl A †	236,710	4,232
Pinnacle West Capital	167,904	9,314
Portland General Electric	264,427	8,089
PPL	267,032	8,080
Procter & Gamble	98,529	7,586
Reading International, Cl A *	16,183	103
Retail Opportunity Investments †	429,865	5,975
Rockville Financial	42,561	557
SCANA	57,602	2,828
Seneca Foods, Cl A *	6,087	187
Simplicity Bancorp	5,945	86
Southern	376,461	16,613

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Starz - Liberty Capital *	55,936	$1,236
TECO Energy	27,498	473
Territorial Bancorp	7,233	164
TJX	15,139	758
UIL Holdings	47,625	1,822
Unitil	34,685	1,002
Universal	62,389	3,609
UNS Energy	160,201	7,166
Vector Group	322,547	5,232
Vectren	139,378	4,715
Verizon Communications	136,210	6,857
Wal-Mart Stores	127,640	9,508
Weis Markets	31,898	1,438
Westar Energy	253,626	8,106
Xcel Energy	282,081	7,994

		444,872

Total Common Stock (Cost $1,206,630) ($ Thousands)		1,302,267

PREFERRED STOCK — 0.0%

Germany — 0.0%
Hornbach Holding	311	19

United States — 0.0%
Wachovia Preferred Funding †	5,113	137

Total Preferred Stock (Cost $149) ($ Thousands)		156

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	65,155,533	65,156

Total Cash Equivalent (Cost $65,156) ($ Thousands)		65,156

U.S. TREASURY OBLIGATIONS (B) (C) — 0.3%
U.S. Treasury Bills
0.088%, 02/06/2014	$548	547
0.036%, 07/25/2013	3,063	3,063

Total U.S. Treasury Obligations (Cost $3,610) ($ Thousands)		3,610

Total Investments — 98.6% (Cost $1,275,545) ($ Thousands) ‡		$1,371,189

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	186	Sep-2013	$(190)
FTSE 100 Index	60	Sep-2013	(136)
Hang Seng Index	9	Jul-2013	43
S&P 500 Index E-MINI	324	Sep-2013	(44)
SPI 200 Index	21	Sep-2013	(11)
Topix Index	39	Sep-2013	82

			$(256)

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2013

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/30/13	AUD	99,549	USD	91,743	$839
7/30/13	CAD	184,602	USD	175,490	584
7/30/13	CHF	58,571	USD	62,312	378
7/30/13	DKK	265,799	USD	46,591	248
7/30/13	EUR	26,951	USD	35,243	210
7/30/13	GBP	113,496	USD	174,709	2,624
7/30/13	HKD	310,341	USD	40,007	(10)
7/30/13	JPY	21,418,345	USD	219,109	3,437
7/30/13	NOK	76,952	USD	12,560	(35)
7/30/13	NZD	15,051	USD	11,601	4
7/30/13	SEK	73,056	USD	10,854	34
7/30/13	SGD	49,923	USD	39,354	(21)
7/30/13	USD	797	AUD	860	(12)
7/30/13	USD	1,784	CAD	1,874	(8)
7/30/13	USD	136	CHF	127	—
7/30/13	USD	348	DKK	1,980	(3)
7/30/13	USD	270	EUR	206	(2)
7/30/13	USD	1,277	GBP	827	(23)
7/30/13	USD	322	HKD	2,496	—
7/30/13	USD	1,278	JPY	124,884	(19)
7/30/13	USD	159	NOK	968	—
7/30/13	USD	112	NZD	144	—
7/30/13	USD	152	SEK	1,022	—
7/30/13	USD	650	SGD	824	—

					$8,225

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(918,565)	$926,786	$8,222
Goldman Sachs	(514)	517	3

			$8,225

For the period ended June 30, 2013, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,390,363 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,275,545 ($ Thousands), and the unrealized appreciation and depreciation were $121,470 ($ Thousands) and ($25,826) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,254,820	$47,447	$—	$1,302,267
Preferred Stock	156	—	—	156
Cash Equivalent	65,156	—	—	65,156
U.S. Treasury Obligations	—	3,610	—	3,610

Total Investments in Securities	$1,320,132	$51,057	$—	$1,371,189

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(256)	$—	$—	$(256)
Forward Contracts*	—	8,225	—	8,225

Total Other Financial Instruments	$(256)	$8,225	$—	$7,969

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Consumer Discretionary — 5.8%
Aaron’s	41,200	$1,154
Big Lots *	16,600	523
Canadian Tire, Cl A	20,900	1,569
Choice Hotels International	18,700	742
Cinemark Holdings	27,000	754
Cogeco Cable	10,500	447
Cracker Barrel Old Country Store	11,300	1,070
DIRECTV *	65,500	4,036
GameStop, Cl A	40,200	1,690
Genuine Parts	9,700	757
H&R Block	53,400	1,482
Hasbro	37,800	1,695
Jarden *	10,350	453
Kohl’s	43,600	2,202
Madison Square Garden, Cl A *	26,800	1,588
McDonald’s	29,813	2,951
Regal Entertainment Group, Cl A	84,900	1,520
Scripps Networks Interactive, Cl A	13,900	928
Shaw Communications, Cl B	67,700	1,627
Target, Cl A	59,311	4,084
Time Warner Cable, Cl A	18,400	2,069

		33,341

Consumer Staples — 21.5%
Altria Group	105,712	3,699
Archer-Daniels-Midland	38,400	1,302
Brown-Forman, Cl B	41,287	2,789
Cal-Maine Foods	34,300	1,595
Campbell Soup	9,108	408
Church & Dwight	84,204	5,196
Clorox	36,583	3,042
Coca-Cola Enterprises	49,400	1,737
Colgate-Palmolive	64,144	3,675
ConAgra Foods	89,041	3,110
Costco Wholesale	44,096	4,876
CVS Caremark	68,900	3,940
Dr Pepper Snapple Group	24,500	1,125
Energizer Holdings	16,200	1,628
Flowers Foods	74,250	1,637
Fresh Del Monte Produce	36,100	1,007
General Mills, Cl A	88,908	4,315
Harris Teeter Supermarkets	15,800	740
Hershey	64,957	5,799
Hormel Foods	136,066	5,249
JM Smucker	39,207	4,044
Kellogg	48,147	3,093
Kimberly-Clark	81,639	7,930
Kroger	138,516	4,784
Lorillard	129,979	5,677
McCormick	50,324	3,541
Metro, Cl A	27,400	1,831
Molson Coors Brewing, Cl B	35,200	1,685
PepsiCo	41,557	3,399
Philip Morris International	39,997	3,465
Procter & Gamble	43,424	3,343
Reynolds American	76,846	3,717
Safeway	128,800	3,047
Shoppers Drug Mart, Cl B	21,500	989
TreeHouse Foods *	17,700	1,160

Description	Shares	Market Value ($ Thousands)

Tyson Foods, Cl A	81,000	$2,080
Universal	16,000	926
Walgreen	74,500	3,293
Wal-Mart Stores	119,432	8,896

		123,769

Energy — 3.4%
Cenovus Energy	14,600	417
Chevron	42,900	5,077
ConocoPhillips	50,300	3,043
Core Laboratories	3,300	500
Diamond Offshore Drilling	4,900	337
Exxon Mobil	84,800	7,662
Imperial Oil	30,000	1,146
TransCanada	34,200	1,474

		19,656

Financials — 16.7%
Alleghany *	4,000	1,533
Allied World Assurance Holdings	22,007	2,014
Allstate	38,400	1,848
American Campus Communities †	39,700	1,614
American Capital Agency, Cl A †	38,300	881
American Financial Group	41,500	2,030
Arch Capital Group *	49,676	2,554
Capitol Federal Financial	353,221	4,288
CBOE Holdings	39,400	1,837
Chubb	34,200	2,895
Cullen/Frost Bankers	44,259	2,955
Endurance Specialty Holdings	20,100	1,034
Equity Lifestyle Properties †	19,400	1,525
Erie Indemnity, Cl A	14,400	1,148
Essex Property Trust †	4,200	667
Everest Re Group	28,859	3,701
First Niagara Financial Group	157,700	1,588
Genworth MI Canada	23,900	556
Government Properties Income Trust, Cl A †	33,500	845
Hancock Holding, Cl A	40,400	1,215
Hanover Insurance Group, Cl A	17,900	876
HCC Insurance Holdings	56,000	2,414
Home Properties †	54,825	3,584
Maiden Holdings	62,300	699
MFA Financial †	126,200	1,066
Mid-America Apartment Communities †	54,863	3,718
National Bank of Canada	29,000	2,063
National Retail Properties †	22,443	772
PartnerRe	66,869	6,056
PennyMac Mortgage Investment Trust †	50,500	1,063
People’s United Financial	253,013	3,770
Piedmont Office Realty Trust, Cl A †	86,500	1,547
Platinum Underwriters Holdings	17,800	1,018
Primerica *	20,800	779
ProAssurance	11,919	622
Prosperity Bancshares	29,500	1,528
Realty Income †	8,800	369
RenaissanceRe Holdings	94,358	8,189
Senior Housing Properties Trust †	13,600	353
Signature Bank NY, Cl B *	20,500	1,702
Silver Bay Realty Trust †	4,355	72

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers †	65,846	$2,203
TFS Financial *	230,986	2,587
Tompkins Financial	12,200	551
Tower Group International	18,921	388
Travelers	43,400	3,468
Two Harbors Investment †	113,900	1,167
Validus Holdings	96,700	3,493
White Mountains Insurance Group	6,075	3,493

		96,338

Health Care — 14.3%
Abbott Laboratories	85,760	2,991
AbbVie	85,760	3,545
Actavis *	12,200	1,540
Aetna, Cl A	37,500	2,383
AmerisourceBergen	76,437	4,267
Amgen, Cl A	43,900	4,331
AstraZeneca ADR	53,600	2,535
Baxter International	30,200	2,092
Becton Dickinson	24,100	2,382
Cardinal Health	35,300	1,666
Celgene, Cl A *	13,500	1,578
Cooper, Cl A	7,000	833
Cubist Pharmaceuticals *	31,000	1,498
Eli Lilly	47,140	2,316
Endo Pharmaceuticals Holdings *	29,600	1,089
Greatbatch *	21,800	715
Humana	11,900	1,004
Johnson & Johnson	130,463	11,202
Laboratory Corp of America Holdings *	5,000	501
Magellan Health Services *	13,600	763
McKesson	31,900	3,653
Medtronic	29,000	1,493
Merck	96,500	4,482
Owens & Minor	12,500	423
Patterson	33,200	1,248
PDL BioPharma	96,900	748
Perrigo	28,464	3,444
Pfizer	169,600	4,751
Quest Diagnostics	13,300	806
St. Jude Medical	24,200	1,104
Techne, Cl A	42,691	2,949
United Therapeutics *	26,300	1,731
UnitedHealth Group	36,500	2,390
WellPoint	18,100	1,481
Zimmer Holdings	36,400	2,728

		82,662

Industrials — 6.5%
Alliant Techsystems	36,100	2,972
C.H. Robinson Worldwide	27,900	1,571
Copa Holdings, Cl A	12,080	1,584
Covanta Holding	17,500	351
Dun & Bradstreet	12,300	1,199
FTI Consulting *	19,800	651
General Dynamics	22,900	1,794
L-3 Communications Holdings	52,700	4,519
Landstar System	24,200	1,246
Lockheed Martin	28,400	3,080
Northrop Grumman	48,400	4,008
Old Dominion Freight Line, Cl A *	38,200	1,590

Description	Shares	Market Value ($ Thousands)

Raytheon	70,000	$4,628
Rollins	60,200	1,559
Stericycle, Cl A *	30,482	3,366
TransDigm Group	9,800	1,536
Verisk Analytics, Cl A *	26,500	1,582

		37,236

Information Technology — 8.1%
Activision Blizzard	107,800	1,537
Amdocs	118,200	4,384
Automatic Data Processing	42,846	2,950
BMC Software *	32,500	1,467
Broadridge Financial Solutions	63,500	1,688
CA	48,400	1,386
CACI International, Cl A *	11,100	705
Cisco Systems	134,000	3,258
CSG Systems International	37,600	816
Dell	94,500	1,262
Flir Systems	63,200	1,705
Global Payments	33,200	1,538
Google, Cl A *	1,809	1,593
Harris	36,800	1,812
IAC	28,007	1,332
Ingram Micro, Cl A *	83,000	1,576
Intel	117,400	2,843
International Business Machines	21,818	4,169
Jack Henry & Associates	13,800	650
Microsoft	111,500	3,850
NeuStar, Cl A *	9,300	453
SAIC	205,700	2,865
Tech Data *	22,200	1,045
Total System Services	57,400	1,405
Visa, Cl A	902	165
Zebra Technologies, Cl A *	7,200	313

		46,767

Materials — 1.5%
Aptargroup	25,900	1,430
Ball	26,000	1,080
Barrick Gold	24,900	392
Bemis	42,300	1,656
Compass Minerals International, Cl A	18,200	1,538
Greif, Cl A	10,500	553
Silgan Holdings	32,400	1,522
Sonoco Products	14,500	501

		8,672

Telecommunication Services — 2.8%
AT&T	100,000	3,540
BCE	8,600	353
CenturyTel	15,718	556
NTT DoCoMo ADR	113,900	1,783
Rogers Communications, Cl B	43,200	1,687
SBA Communications, Cl A *	11,500	852
SK Telecom ADR	129,800	2,639
Verizon Communications	59,566	2,998
Vodafone Group ADR	67,300	1,934

		16,342

Utilities — 13.6%
AGL Resources	65,036	2,787
Alliant Energy	31,900	1,608
Ameren	31,000	1,068

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

American Electric Power	68,000	$3,045
American States Water	22,500	1,208
American Water Works	35,300	1,455
Atmos Energy	77,200	3,170
Avista	22,800	616
Cleco	24,700	1,147
Consolidated Edison	64,793	3,778
Dominion Resources	13,121	746
DTE Energy	57,694	3,866
Duke Energy	49,442	3,337
Edison International	101,000	4,864
El Paso Electric, Cl A	27,700	978
Entergy	41,200	2,871
Great Plains Energy	55,900	1,260
Hawaiian Electric Industries	85,515	2,164
Idacorp, Cl A	24,800	1,185
ITC Holdings	22,710	2,073
Laclede Group	33,500	1,530
Northeast Utilities	74,883	3,147
OGE Energy	33,131	2,259
PG&E	71,900	3,288
Pinnacle West Capital	30,700	1,703
Portland General Electric	64,100	1,961
PPL	53,000	1,604
Public Service Enterprise Group	90,700	2,962
SCANA	33,535	1,647
Southern	88,306	3,897
UGI	38,500	1,506
Vectren	73,380	2,482
WGL Holdings	21,500	929
Wisconsin Energy	144,540	5,925

		78,066

Total Common Stock (Cost $432,892) ($ Thousands)		542,849

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	31,210,245	31,210

Total Cash Equivalent (Cost $31,210) ($ Thousands)		31,210

U.S. TREASURY OBLIGATIONS (A) (B) — 0.1%
U.S. Treasury Bills
0.088%, 02/06/2014	$114	114
0.040%, 01/09/2014	630	630
0.036%, 07/25/2013	115	115

Total U.S. Treasury Obligations (Cost $859) ($ Thousands)		859

Total Investments — 99.7% (Cost $464,961) ($ Thousands) ‡		$574,918

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	228	Sep-2013	$(36)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $576,510 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

NY — New York

S&P — Standard & Poor’s

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $464,961 ($ Thousands), and the unrealized appreciation and depreciation were $114,468 ($ Thousands) and ($4,511) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$542,849	$—	$—	$542,849
Cash Equivalent	31,210	—	—	31,210
U.S. Treasury Obligations	—	859	—	859

Total Investments in Securities	$574,059	$859	$—	$574,918

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(36)	$—	$—	$(36)

Total Other Financial Instruments	$(36)	$—	$—	$(36)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7% ‡

Consumer Discretionary — 0.5%
Starwood Hotels & Resorts Worldwide	16,550	$1,046

		1,046

Financials — 96.2%
Alexandria Real Estate Equities †	38,960	2,560
Apartment Investment & Management, Cl A †	175,384	5,268
Ashford Hospitality Trust †	35,710	409
AvalonBay Communities † (A)	72,131	9,731
Aviv †	17,750	449
BioMed Realty Trust † (A)	187,700	3,797
Boston Properties †	65,190	6,876
Brandywine Realty Trust †	34,440	466
BRE Properties, Cl A †	25,800	1,290
Brookfield Office Properties	84,160	1,404
Camden Property Trust † (A)	42,960	2,970
Campus Crest Communities †	15,280	176
CBL & Associates Properties †	45,040	965
Colonial Properties Trust † (A)	44,150	1,065
CubeSmart †	60,740	971
CyrusOne †	23,810	494
DDR † (A)	122,320	2,037
Digital Realty Trust, Cl A † (A)	19,950	1,217
Douglas Emmett †	73,900	1,844
Duke Realty †	198,060	3,088
EastGroup Properties †	9,090	511
Equity Residential †	194,670	11,302
Essex Property Trust † (A)	23,650	3,758
Excel Trust †	25,670	329
Extra Space Storage † (A)	23,300	977
Federal Realty Investment Trust †	10,900	1,130
First Industrial Realty Trust †	27,960	424
General Growth Properties †	362,039	7,194
HCP †	210,280	9,555
Health Care † (A)	124,170	8,323
Highwoods Properties † (A)	38,350	1,366
Hospitality Properties Trust †	12,470	328
Host Hotels & Resorts †	389,514	6,571
Hudson Pacific Properties †	7,980	170
Kilroy Realty † (A)	25,690	1,362
Kimco Realty † (A)	277,560	5,948
LaSalle Hotel Properties †	54,680	1,351
Liberty Property Trust † (A)	40,230	1,487
Macerich † (A)	134,029	8,172
Mack-Cali Realty †	111,050	2,720
Mid-America Apartment Communities † (A)	13,770	933
Omega Healthcare Investors † (A)	9,930	308
Parkway Properties †	27,700	464
ProLogis †	376,876	14,216
Public Storage †	69,751	10,695
Regency Centers †	79,010	4,014
Retail Opportunity Investments †	13,040	181
RLJ Lodging Trust †	108,500	2,440
Simon Property Group †	131,088	20,701
SL Green Realty † (A)	56,830	5,012
Sovran Self Storage †	20,420	1,323
Spirit Realty Capital †	48,640	862
Sunstone Hotel Investors †	231,360	2,795

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers †	86,830	$2,905
Taubman Centers †	11,750	883
UDR † (A)	217,650	5,548
Ventas †	126,370	8,778
Vornado Realty Trust † (A)	86,010	7,126
Weingarten Realty Investors † (A)	60,600	1,865

		211,104

Total Common Stock (Cost $166,508) ($ Thousands)		212,150

AFFILIATED PARTNERSHIP — 15.2%
SEI Liquidity Fund, L.P.
0.100% ** †† (B)	33,270,872	33,271

Total Affiliated Partnership (Cost $33,271) ($ Thousands)		33,271

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	2,636,345	2,636

Total Cash Equivalent (Cost $2,636) ($ Thousands)		2,636

Total Investments — 113.1% (Cost $202,415) ($ Thousands) ‡‡		$248,057

Percentages are based on Net Assets of $219,301 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in affiliated security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $32,430 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2013 was $33,271 ($Thousands).

Cl — Class

L.P. — Limited Partnership

‡‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $202,415 ($ Thousands), and the unrealized appreciation and depre ciation were $49,133 ($ Thousands) and ($3,491) ($ Thousands), respectively.

As of June 30, 2013, the Reverse Repurchase Agreement held by the Fund is listed below:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(6,300)	UBS 0.32%	$(6,300)

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$212,150	$—	$—	$212,150
Affiliated Partnership	—	33,271	—	33,271
Cash Equivalent	2,636	—	—	2,636

Total Investments in Securities	$214,786	$33,271	$—	$248,057

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$(6,300)	$—	$—	$(6,300)

Total Other Financial Instruments	$(6,300)	$—	$—	$(6,300)

(1)	A reconciliation of Level 3 investment is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 32.6%
Acquisitions Cogeco Cable II, Term Loan B
3.250%, 09/20/2019	$124	$124
Advanstar Communications, Term Loan
5.500%, 04/29/2019	200	197
Advantage Sales and Marketing, Term Loan
8.250%, 12/12/2017	396	396
Affinia Group
4.750%, 04/25/2020	223	222
Affinia Group, Term Loan B1
3.500%, 04/25/2016	91	91
Affinion Group Holdings
6.500%, 10/08/2016	485	460
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	599	604
Air Medical Group Holdings, Term Loan, 1st Lien
7.625%, 05/21/2018	490	490
Allflex Holdings, Term Loan
0.000%, 06/05/2020 (E)	100	100
Alliance Holdings, Term Loan
5.000%, 12/07/2019	748	746
Alliance Laundry Systems, Term Loan, 1st Lien
4.500%, 12/10/2018	589	590
Alpha Natural Resources, Term Loan B
3.500%, 05/31/2020	300	291
AMC Entertainment, Term Loan
3.500%, 04/30/2020	130	130
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	500	496
American Renal Holdings
4.500%, 08/14/2019	550	544
American Renal Holdings, Term Loan
8.500%, 02/20/2020	300	299
American Rock Salt, Term Loan B
5.500%, 04/19/2017	491	489
Applied Systems, Term Loan B
4.250%, 12/08/2016	240	241
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	420	421
Aramark
3.698%, 07/26/2016	138	138
Aramark, 1st Lien Term Loan
0.053%, 07/26/2016	32	32
Aramark, Term Loan C
3.776%, 07/26/2016	262	262
Arris Group
3.500%, 02/07/2020	295	292
Asurion
4.500%, 05/24/2019	878	869
August U.S. Holding, Term Loan
5.250%, 04/27/2018	151	151
August UK Holding, Term Loan
5.000%, 04/27/2018	197	197
Avaya, Term Loan B1
8.000%, 03/31/2018	81	76

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya, Term Loan B3
4.788%, 10/26/2017	$326	$285
BJS Wholesale Club, Term Loan
4.250%, 09/26/2019	498	495
BOOZ Allen Hamilton, Term Loan B
4.500%, 07/27/2019	299	298
Calpine, Term Loan
4.000%, 04/01/2018	196	196
CDW, Term Loan
3.500%, 04/29/2020	500	493
Cedar Fair
4.000%, 12/15/2016	300	300
Ceridian, Extended Term Loan
5.942%, 05/09/2017	592	593
Charter Communications Operating, Term Loan E
0.000%, 04/10/2020 (E)	320	316
Commscope
3.750%, 01/14/2018	294	294
ConvaTec, Term Loan
5.000%, 12/30/2016	658	660
Cristal Inorganic Chemicals
6.034%, 11/15/2014	333	332
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	411	412
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	499	498
Davitia, Term Loan B2
4.000%, 08/21/2019	499	499
Del Monte Foods, Term Loan
4.000%, 03/08/2018	372	370
Dex Media West LLC
7.250%, 10/24/2014	553	458
Doncaster PLC, Term Loan
5.500%, 04/09/2020	700	698
Eagle Parent
4.500%, 05/16/2018	594	594
Emergency Medical Services, Initial Term Loan
4.000%, 05/25/2018	107	106
4.000%, 04/27/2018	218	217
Emergency Medical Services, Term Loan
4.000%, 05/25/2018	26	26
Endurance International, 1st Lien Term Loan
6.250%, 11/09/2019	363	364
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/2019	130	131
Entravision Communications
0.000%, 05/29/2020 (E) (F)	200	—
Entravision Communications, Term Loan B
0.000%, 05/29/2020 (E)	200	197
Equinox Fitness Club, 1st Lien
4.500%, 01/31/2020	750	748
Essential Power LLC
4.500%, 08/07/2019	684	682
First Data, Term Loan
4.195%, 03/24/2018	624	608
Firth Rixson Limited, Term Loan
4.250%, 06/30/2017	499	495

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/12/2017	$498	$494
Freescale Semiconductor, Extended Maturity Term Loan
5.000%, 02/13/2020	691	685
Generac Power Systems, Term Loan B
3.500%, 06/22/2018	150	149
Genpact International, Term Loan B
5.500%, 08/30/2019	498	497
Gibson Energy
4.750%, 06/16/2018	491	494
Global Cash Access, Term Loan
7.000%, 03/01/2016	219	218
Gray Television, Term Loan B
4.750%, 10/11/2019	578	581
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	200	199
Guitar Center, Extended Term Loan
5.540%, 04/09/2017	599	593
Harbor Freights Tools USA, Term Loan
6.500%, 11/14/2017	248	249
Harron Communications, L.P., Term Loan B
5.000%, 10/05/2017	418	419
Hologic, Term Loan B
4.500%, 07/19/2019	248	249
Hub International, Extended Term Loan
3.694%, 06/14/2017	696	696
IMS Health
3.750%, 09/01/2017	582	581
Ineos Holdings Limited
4.000%, 04/27/2018	613	600
Integra Telecom, Term Loan
5.250%, 02/19/2019	310	310
Intelsat Jackson Holdings, Term Loan B1
4.250%, 04/02/2018	299	299
Inventiv Health, Term Loan B
7.500%, 08/04/2016	339	333
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	185	185
ION Trading Technologies, Term Loan
4.500%, 05/22/2020	150	149
ISS, Term Loan B
3.750%, 04/18/2018	139	138
J. Crew Group, Term Loan
4.000%, 01/26/2018	588	585
J. Crew Group, Term Loan B
4.000%, 03/07/2018	100	99
JC Penney, Term Loan B, 1st Lien
6.000%, 05/21/2018	275	275
JHT Holding, 2nd Lien Term Loan
12.500%, 10/24/2013(C)(D)	50	17
Korons, 1st Lien
4.500%, 10/26/2019	998	998
Lamar Media
4.000%, 10/01/2016	17	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Language Line LLC, Term Loan B
6.250%, 06/20/2016	$454	$449
Lawson Software, Term Loan B2
5.250%, 04/05/2018	587	588
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	598	599
2.000%, 10/11/2019 (F)	2	—
Level 3 Communications
5.250%, 08/01/2019	750	750
Light Tower Fiber LLC
8.000%, 04/12/2021	100	100
4.500%, 04/13/2020	138	137
Light Tower Fiber LLC, Term Loan
4.500%, 04/13/2020	62	61
Live Nation, Term Loan
4.500%, 10/20/2016	243	243
MacDermid, Term Loan
4.000%, 06/05/2020	381	378
Meg Energy, Initial Term Loan
3.750%, 03/31/2020	640	638
Merlin Entertainments
0.000%, 07/01/2019 (E)	300	299
MGM Resorts, Term Loan B
3.500%, 12/20/2019	400	397
MTL Publishing LLC, Term Loan B
4.250%, 03/05/2018	498	497
Navistar International
5.750%, 08/17/2017	159	159
Neiman Marcus Group, Term Loan
4.000%, 05/10/2018	327	326
Nelson Education Limited, Term Loan B1
2.784%, 07/05/2014	489	418
NEP Supershooters
4.750%, 01/18/2020	100	100
Newpage, Term Loan
7.750%, 11/16/2018	300	303
NRG Energy, Term Loan
2.750%, 07/01/2018 (F)	—	—
NXP BV/Commitment, Term Loan
4.500%, 03/07/2017	392	397
Ocwen Financial
5.000%, 02/15/2018	250	251
OXEA, Term Loan
0.000%, 12/06/2019 (E)	520	516
Penn National Gaming, Term Loan B
3.750%, 06/14/2018	452	453
Pinnacle Foods Group LLC
3.250%, 04/29/2020	172	171
Pinnacle Foods Group LLC, Term Loan G, 3rd Lien
3.250%, 04/29/2020 (F)	—	—
Progressive Waste Solutions, Term Loan B
3.500%, 10/22/2019	149	149
Quicksilver Resources, Term Loan, 2nd Lien
7.000%, 06/12/2019	500	485
Quintiles Transnational, Term Loan B
4.500%, 05/26/2018	429	428

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Raycom TV Broadcasting LLC, Tranche B Term Loan
4.250%, 05/31/2017	$395	$397
Realogy, Extended Term Loan
5.370%, 10/10/2016	61	61
Remax International LLC, Term Loan
5.500%, 03/11/2016	422	424
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	673	671
Riverbed Technology
4.000%, 12/13/2019	201	201
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	346	337
5.750%, 02/13/2019	148	144
Ruby Western Pipeline
3.500%, 03/22/2020	628	625
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	92	91
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/27/2017	425	425
Sealed Air, Term Loan B
4.000%, 10/03/2018	295	297
Seaworld
3.000%, 05/30/2020	410	405
Sedgwick Claims Management
4.000%, 12/31/2016	118	118
Sedgwick CMS Holdings, Term Loan
8.000%, 12/10/2018	88	88
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/2019	547	547
Sheridan Healthcare, Term Loan, 1st Lien
4.500%, 06/29/2018	495	495
Sheridan Holdings, Term Loan
9.000%, 06/29/2019	150	151
Smart & Final, Term Loan
5.750%, 11/15/2019	499	494
Sophos Public
6.500%, 05/10/2019	400	399
Sprouts Farmers Markets LLC, Term Loan
4.500%, 04/23/2020	400	399
Standard Aero, Term Loan B2
6.250%, 10/19/2018	186	187
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	175	174
Surgical Care Affiliates, Term Loan B
4.284%, 12/29/2017	597	597
Teine Energy Ltd., Term Loan, 2nd Lien
7.500%, 05/17/2019	466	460
Telesat Canada, Term Loan B
3.500%, 03/26/2019	399	398
Terex
4.500%, 04/28/2017	186	188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Competitive Electric Holdings, Extending Term Loan
4.775%, 10/10/2017	$219	$153
4.693%, 10/10/2017	428	298
The Pantry, Term Loan B
5.750%, 07/31/2019	744	750
Ti Automotive, Term Loan B
5.500%, 03/28/2019	506	511
Trans Union LLC, Term Loan
4.250%, 02/26/2018	387	388
Transdigm, Term Loan
3.750%, 02/28/2020	785	774
Travelport, Term Loan
6.250%, 06/21/2019	190	188
Tribune Company
4.000%, 12/31/2019	398	396
TWCC Holding, Term Loan
7.000%, 12/11/2020	500	503
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	490	487
Univision Communications, Extended Term Loan B
4.452%, 03/31/2017	553	541
Valeant Pharmaceuticals International
3.500%, 12/11/2019	499	495
Valeant Pharmaceuticals International, Term Loan B
3.500%, 02/13/2019	111	111
Valeant Pharmaceuticals International, Term Loan E
0.000%, 06/26/2020 (E)	499	497
Verint Systems, Term Loan B, 1st Lien
4.000%, 09/06/2019	399	399
Virgin Media Investment Holdings, Term Loan B
0.000%, 02/15/2020 (E)	600	593
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/2010 (F) (G)	2,000	—
Walter Energy, Term Loan B
5.750%, 04/02/2018	349	340
Warner Chilcott, Term Loan B1
4.250%, 03/15/2018	83	83
Warner Chilcott, Term Loan B2
4.250%, 03/15/2018	20	20
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	45	45
Warner Music Group
0.000%, 04/24/2020 (E)	21	21
Warner Music Group, Delayed Term Loan
0.000%, 07/01/2020 (E)	139	137
Warner Music Group, Term Loan
3.750%, 07/01/2020	90	89
Waste Industries, Term Loan B
4.000%, 03/17/2017	486	485
WCA Waste, Term Loan
5.500%, 03/23/2018	248	247
West, Term Loan B
4.250%, 06/30/2018	337	336
WideOpenWest Finance LLC
6.250%, 07/12/2018	149	149

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Windstream, Term Loan B4
3.500%, 01/10/2020	$597	$597
WP Prism, 1st Lien Term Loan
6.250%, 05/31/2018	750	751
Yankee Candle
5.250%, 04/02/2019	451	451
Zayo Group LLC, Term Loan B
4.500%, 07/02/2019	681	680

Total Loan Participations (Cost $62,120) ($ Thousands)		60,002

CORPORATE OBLIGATIONS — 29.6%

Consumer Discretionary — 3.6%
Amazon.com
0.650%, 11/27/2015	450	449
Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	600	610
Comcast
5.850%, 11/15/2015	400	446
Daimler Finance North America LLC
2.300%, 01/09/2015 (A)	250	254
1.250%, 01/11/2016 (A)	600	596
ERAC USA Finance
1.400%, 04/15/2016 (A)	115	114
Maytag MTN
6.450%, 08/15/2014	500	530
NBCUniversal Enterprise
0.965%, 04/15/2018 (A) (B)	550	555
Newell Rubbermaid
2.000%, 06/15/2015	450	455
Penske Truck Leasing
2.500%, 07/11/2014 (A)	60	61
Reynolds Group
6.875%, 02/15/2021	185	194
Reynolds Group Issuer
5.750%, 10/15/2020	210	212
Sinclair Television Group
5.375%, 04/01/2021 (A)	500	480
Thomson Reuters
0.875%, 05/23/2016	600	594
Volkswagen International Finance
0.894%, 04/01/2014 (A) (B)	475	476
Walt Disney MTN
0.450%, 12/01/2015	600	597

		6,623

Consumer Staples — 3.1%
Anheuser-Busch InBev Worldwide
0.826%, 01/27/2014 (B)	250	251
0.800%, 07/15/2015	350	350
BAT International Finance
1.400%, 06/05/2015 (A)	500	504
Bottling Group
6.950%, 03/15/2014	350	365
Coca-Cola Enterprises
0.574%, 02/18/2014 (B)	600	601
ConAgra Foods
1.300%, 01/25/2016	375	376
Costco Wholesale
0.650%, 12/07/2015	750	748
Heineken
0.800%, 10/01/2015 (A)	325	324

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kellogg
0.505%, 02/13/2015 (B)	$550	$550
Kraft Foods Group
1.625%, 06/04/2015	500	505
PepsiCo
0.800%, 08/25/2014	385	386
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
1.850%, 01/15/2015 (A)	500	507

		5,707

Energy — 1.4%
Atlas Pipeline Partners
4.750%, 11/15/2021 (A)	300	270
Enterprise Products Operating
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (A)	207	205
Kinder Morgan Energy Partners
5.000%, 12/15/2013	410	418
MEG Energy
6.375%, 01/30/2023 (A)	500	485
Petrobras Global Finance BV
1.894%, 05/20/2016 (B)	600	589
Total Capital Canada
0.657%, 01/15/2016 (B)	170	171
TransCanada PipeLines
0.750%, 01/15/2016	325	321

		2,499

Financials — 16.2%
American Express
0.863%, 05/22/2018 (B)	700	699
American Honda Finance
0.648%, 05/26/2016 (A) (B)	750	749
Australia & New Zealand Banking Group NY
0.835%, 05/15/2018 (B)	300	299
Bank of America
1.500%, 10/09/2015	300	299
Bank of Montreal MTN
0.874%, 04/09/2018 (B)	650	648
Bank of New York Mellon MTN
0.714%, 03/06/2018 (B)	650	648
Bank of Nova Scotia
0.950%, 03/15/2016	400	398
0.715%, 09/11/2015 (B)	375	376
BB&T MTN
1.133%, 06/15/2018 (B)	535	535
BPCE MTN
1.526%, 04/25/2016 (B)	450	454
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	525
Capital One
0.723%, 03/22/2016 (B)	550	546
Caterpillar Financial Services MTN
1.375%, 05/20/2014	140	141
1.100%, 05/29/2015	500	503
Citigroup
0.823%, 08/25/2036 (B)	1,500	1,205
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.753%, 03/18/2016 (B)	550	552

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Danske Bank
1.327%, 04/14/2014 (A) (B)	$650	$653
Ford Motor Credit
1.525%, 05/09/2016 (B)	400	403
General Electric Capital MTN
1.145%, 05/09/2016 (B)	600	608
0.983%, 04/02/2018 (B)	300	301
Goldman Sachs Group
1.600%, 11/23/2015	400	401
1.476%, 04/30/2018 (B)	500	495
Hartford Financial Services Group
4.625%, 07/15/2013	330	331
HSBC Bank
0.915%, 05/15/2018 (A) (B)	600	600
Hyundai Capital America
1.625%, 10/02/2015 (A)	150	150
ILFC E-Capital Trust I
4.680%, 12/21/2065 (A) (B)	500	425
ING Bank
1.674%, 06/09/2014 (A) (B)	400	403
International Lease Finance
6.500%, 09/01/2014 (A)	450	468
Intesa Sanpaolo
3.125%, 01/15/2016	300	295
John Deere Capital
0.950%, 06/29/2015	350	352
JPMorgan Chase Capital XXI, Ser U
1.223%, 02/02/2037 (B)	1,300	988
MassMutual Global Funding II
0.657%, 01/14/2014 (A) (B)	526	527
Merrill Lynch
1.033%, 09/15/2036 (B)	700	593
Metropolitan Life Global Funding I
2.000%, 01/09/2015 (A)	275	279
1.700%, 06/29/2015 (A)	500	508
1.500%, 01/10/2018 (A)	220	213
Monumental Global Funding III
0.477%, 01/15/2014 (A) (B)	500	500
Morgan Stanley
1.523%, 02/25/2016 (B)	900	897
National Rural Utilities Cooperative Finance MTN
0.356%, 02/18/2014 (B)	575	575
New York Life Global Funding
1.300%, 01/12/2015 (A)	500	505
Nordea Bank
0.735%, 05/13/2016 (A) (B)	600	601
Principal Life Global Funding II
1.000%, 12/11/2015 (A)	250	250
0.643%, 05/27/2016 (A) (B)	415	414
RHP Hotel Properties
5.000%, 04/15/2021 † (A)	217	211
Royal Bank of Canada MTN
0.644%, 03/08/2016 (B)	600	601
0.504%, 01/06/2015 (B)	300	300
Royal Bank of Scotland Group
2.550%, 09/18/2015	210	214
Simon Property Group
6.750%, 05/15/2014 ‡	500	518
Societe Generale
2.200%, 09/14/2013 (A)	600	602
Standard Chartered PLC
1.225%, 05/12/2014 (A) (B)	600	604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State Street
0.624%, 03/07/2014 (B)	$421	$422
State Street Capital Trust IV
1.273%, 06/15/2037 (B)	375	304
Svenska Handelsbanken
0.722%, 03/21/2016 (B)	550	550
Toronto-Dominion Bank MTN
0.577%, 07/14/2014 (B)	310	311
0.453%, 05/01/2015 (B)	400	400
Toyota Motor Credit
0.564%, 05/17/2016 (B)	500	499
UBS MTN
5.875%, 07/15/2016	400	440
Unitrin
6.000%, 05/15/2017	670	727
Wells Fargo
1.500%, 07/01/2015	750	759
0.906%, 04/23/2018 (B)	575	572
Westpac Banking
0.526%, 01/29/2015 (A) (B)	550	550

		29,896

Health Care — 1.1%
AbbVie
1.033%, 11/06/2015 (A) (B)	550	555
Alere
6.500%, 06/15/2020 (A)	300	291
Biomet
6.500%, 08/01/2020 (A)	225	232
CHS
7.125%, 07/15/2020	450	464
McKesson
0.950%, 12/04/2015	235	235
WellPoint
1.250%, 09/10/2015	210	210

		1,987

Industrials — 1.1%
Ceridian
8.875%, 07/15/2019 (A)	150	167
Clean Harbors
5.250%, 08/01/2020	350	355
Danaher
1.300%, 06/23/2014	400	403
Glencore Funding
1.431%, 05/27/2016 (A) (B)	675	661
Pentair Finance
1.350%, 12/01/2015 (A)	285	285
Precision Castparts
0.700%, 12/20/2015	135	134

		2,005

Information Technology — 0.8%
Hewlett-Packard
0.673%, 05/30/2014 (B)	600	597
TSMC Global
0.950%, 04/03/2016 (A)	250	246
Western Union
2.375%, 12/10/2015	85	86
Xerox
1.094%, 05/16/2014 (B)	595	595

		1,524

Materials — 1.2%
Ardagh Packaging Finance
4.875%, 11/15/2022 (A)	375	351

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMG Resources August 2006 Pty
8.250%, 11/01/2019 (A)	$250	$257
Hecla Mining
6.875%, 05/01/2021 (A)	290	269
Packaging Dynamics
8.750%, 02/01/2016 (A)	500	505
Rio Tinto Finance USA
1.113%, 06/17/2016 (B)	625	625
Walter Energy
8.500%, 04/15/2021 (A)	250	200

		2,207

Telecommunication Services — 1.1%
AT&T
0.800%, 12/01/2015	450	448
0.660%, 02/12/2016 (B)	450	448
Intelsat Luxembourg
7.750%, 06/01/2021 (A)	325	328
Softbank
4.500%, 04/15/2020 (A)	225	217
Verizon Communications
1.250%, 11/03/2014	550	553

		1,994

Total Corporate Obligations (Cost $55,400) ($ Thousands)		54,442

ASSET-BACKED SECURITIES — 26.6%

Automotive — 14.1%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (A)	255	256
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	650	658
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	44	44
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	405	405
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	380	379
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	725	723
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	570	569
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (A)	405	404
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	576	578
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	206	207
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	9	9

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	$32	$32
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	525	521
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	350	350
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	440	438
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.743%, 03/15/2020 (A) (B)	754	755
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.493%, 01/15/2021 (A) (B)	419	418
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	305	305
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	201	201
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	68	68
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	562
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	210	211
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	325	323
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	113
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	95	95
Chesapeake Funding, Ser 2012-1A, Cl A
0.943%, 11/07/2023 (A) (B)	233	233
Chesapeake Funding, Ser 2013-1A, Cl A
0.643%, 01/07/2025 (A) (B)	425	425
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	660	667
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	270	269
Enterprise Fleet Financing, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	210	210
Enterprise Fleet Financing, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	515	514

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.410%, 01/15/2016	$500	$500
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	560	563
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	239	238
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	700	697
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	550	553
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	391	390
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	400	399
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	127	127
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	485
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	89	89
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	481	482
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	20	20
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	145	145
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (A)	445	453
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	145	145
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	325	325
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	456	454
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (A)	495	496
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (A)	120	120
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	220	220
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	454

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Master Owner Trust, Ser 2012-A
0.790%, 11/15/2017 (A)	$310	$308
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (A)	45	45
Motor PLC, Ser 2012-12A, Cl A1B
0.693%, 02/25/2020 (A) (B)	650	650
Motor PLC, Ser 2013-1A, Cl A1
0.699%, 02/15/2021 (A) (B)	440	440
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	257	257
Nissan Auto Lease, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	550	548
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/2014	115	115
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	500	501
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	490	488
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	295	294
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	335	334
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	420	419
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	345	354
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	109	109
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	293	293
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	520	518
SNAAC Auto Receivables Trust, Ser 2013-1A
1.140%, 07/16/2018 (A)	242	242
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	401	402
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	480	479
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	265	265
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/2016	164	165
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	27	27

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	$181	$181
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	81	81
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.543%, 02/15/2018 (A) (B)	235	234

		26,046

Credit Cards — 3.0%
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.373%, 02/15/2019 (B)	555	553
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	495
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	675	673
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.942%, 08/15/2018 (A) (B)	500	513
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.373%, 10/15/2018 (B)	555	553
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	220
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	201
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	436
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	476
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	525	525
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.890%, 06/15/2017 (A) (B)	550	554
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	330	328

		5,527

Other Asset-Backed Securities — 9.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.533%, 01/25/2035 (B)	294	286
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	544
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	604
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.893%, 06/15/2017 (B)	500	503

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	$440	$441
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.643%, 02/15/2018 (B)	280	279
Ally Master Owner Trust, Ser 2013-2, Cl A
0.643%, 04/15/2018 (B)	675	672
Apidos CDO, Ser 2013-12A
1.373%, 04/15/2025 (A) (B)	550	550
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 07/16/2025 (A) (B)	560	559
Babson CLO, Ser 2013-IA, Cl A
1.312%, 04/20/2025 (A) (B)	600	600
CIFC Funding, Ser 2013-1A, Cl A1
1.432%, 04/16/2025 (A) (B)	485	485
CNH Equipment Trust, Ser 2010-A, Cl A4
2.490%, 01/15/2016	280	281
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/2015	19	19
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	220	220
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	279
Ford Credit Floorplan Master Owner Trust, Ser 2011-2, Cl A1
1.320%, 09/15/2015	240	240
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.663%, 01/15/2016 (B)	720	721
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.542%, 09/15/2016 (B)	505	506
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.573%, 01/15/2018 (B)	330	329
GE Business Loan Trust, Ser 2003-2A, Cl B
1.193%, 11/15/2031 (A) (B)	44	38
GE Business Loan Trust, Ser 2004-2A, Cl A
0.412%, 12/15/2032 (A) (B)	65	63
GE Business Loan Trust, Ser 2004-2A, Cl B
0.673%, 12/15/2032 (A) (B)	49	43
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.762%, 02/20/2017 (B)	640	642
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.682%, 06/20/2017 (B)	455	455
GE Equipment Midticket, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	269
GE Equipment Small Ticket, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (A)	260	260

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/2019	$250	$251
GE Equipment Transportation, Ser 2012-2, Cl A3
0.620%, 07/25/2016	591	589
GE Equipment Transportation, Ser 2013-1, Cl A2
0.500%, 11/24/2015	260	260
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (A)	280	280
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (A)	640	638
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (A)	170	168
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (A)	195	195
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	603
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	725	724
Katonah, Ser 2005-7A, Cl B
0.695%, 11/15/2017 (A) (B)	700	677
MMAF Equipment Finance, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (A)	415	415
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (A) (B)	550	549
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.395%, 04/20/2025 (A) (B)	330	328
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.196%, 04/20/2021 (A) (B)	575	574
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.376%, 10/25/2016 (B)	91	91
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.713%, 03/25/2026 (B)	441	437
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.042%, 12/16/2024 (A) (B)	232	232
Triton Container Finance, Ser 2006-1A, Cl N
0.370%, 11/26/2021 (A) (B)	256	250
Volvo Financial Equipment, Ser 2013-1A
0.690%, 03/15/2017 (A)	320	319

		17,468

Total Asset-Backed Securities (Cost $49,168) ($ Thousands)		49,041

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 16.2%

Agency Mortgage-Backed Obligations — 8.1%
FHLMC
6.000%, 09/01/2026	$163	$177
FHLMC TBA
2.500%, 07/15/2027	1,200	1,206
FNMA
6.500%, 09/01/2026	122	135
6.000%, 11/01/2026 to 04/01/2040	972	1,060
5.000%, 02/01/2023 to 03/01/2025	295	316
FNMA TBA
3.500%, 07/01/2041	900	914
3.000%, 07/01/2026	6,200	6,377
2.500%, 07/01/2027	3,025	3,042
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.643%, 10/07/2020 (B)	467	469
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.648%, 01/08/2020 (B)	593	597
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.599%, 03/11/2020 (B)	210	211
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.573%, 03/06/2020 (B)	213	213
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.573%, 05/07/2020 (B)	165	166

		14,884

Non-Agency Mortgage-Backed Obligations — 8.1%
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.524%, 05/17/2060 (A) (B)	400	401
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.100%, 11/25/2034 (B)	143	140
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.939%, 04/25/2035 (B)	439	373
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.082%, 10/25/2035 (B)	298	272
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (B)	475	509
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	404	400
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.739%, 09/25/2034 (B)	103	101
Commercial Mortgage Pass- Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	475	494
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	603	603

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	$250	$248
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	384	380
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	297	296
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	474	501
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.424%, 11/15/2021 (A) (B)	810	786
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (B)	153	153
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	468	497
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	276	274
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.713%, 04/25/2035 (B)	256	244
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	491	513
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	191	192
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A1
0.670%, 12/15/2047	140	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	350	350
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	201	199
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	276	280
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.695%, 10/25/2036 (B)	558	480
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.854%, 12/25/2034 (B)	214	208
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	161	160

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (B)	$428	$440
Morgan Stanley, Ser 12
1.000%, 03/27/2051 (A)	463	458
MortgageIT Trust, Ser 2005-5, Cl A1
0.453%, 12/25/2035 (B)	810	704
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.518%, 11/20/2034 (B)	191	186
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.492%, 12/20/2034 (B)	157	149
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.418%, 03/20/2035 (B)	90	82
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	364	365
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	457	453
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	295	311
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (B)	282	304
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.290%, 12/15/2044 (B)	300	325
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.490%, 03/25/2036 (B)	346	299
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	464	459
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/2035 (B)	318	307
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	223	226
WF-RBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	268	269
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	468	462

		14,991

Total Mortgage-Backed Securities (Cost $30,362) ($ Thousands)		29,875

MUNICIPAL BONDS — 1.2%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	570	564

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	$455	$452
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	375	384
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	350	356
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	231
1.044%, 04/01/2014	220	220

Total Municipal Bonds (Cost $2,217) ($ Thousands)		2,207

COMMON STOCK — 0.0%
JHT Holding	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% * ††	4,639,966	4,640

Total Cash Equivalent (Cost $4,640) ($ Thousands)		4,640

Total Investments — 108.7% (Cost $203,907) ($ Thousands) ‡		$200,207

A list of the open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(61)	Sep-2013	$105
U.S. 2-Year Treasury Note	(27)	Sep-2013	5
U.S. 5-Year Treasury Note	1	Oct-2013	(2)

			$108

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

Percentages are based on Net Assets of $184,164 ($Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $17 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Security considered illiquid and restricted. The total value of such security as of June 30, 2013 was $17 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Unsettled bank loan. Interest rate not available.

(F)	Unfunded bank loan.

(G)	Security in default on Interest .

AMBAC — American Municipal Bond Assurance Corporation

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $203,907 ($ Thousands), and the unrealized appreciation and depreciation were $746 ($ Thousands) and $(4,446) ($ Thousands) respectively.

The restricted securities held by the Fund as of June 30, 2013, is as follows:

	Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien	$50	12/16/08	12/16/08	$52	$17	0.01%

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Loan Participations	$—	$59,985	$17	$60,002
Corporate Obligations	—	54,157	285	54,442
Asset-Backed Securities	—	49,041	—	49,041
Mortgage-Backed Securities	—	29,875	—	29,875
Municipal Bonds	—	2,207	—	2,207
Common Stock	—	—	—	—
Cash Equivalent	4,640	—	—	4,640

Total Investments in Securities	$4,640	$195,265	$302	$200,207

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$108	$—	$—	$108

Total Other Financial Instruments	$108	$—	$—	$108

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.8%

Agency Mortgage-Backed Obligations — 35.2%
FHLMC
7.500%, 11/01/2029 to 09/01/2032	$801	$952
7.000%, 06/01/2015 to 03/01/2039	983	1,122
6.500%, 06/01/2017 to 09/01/2039	1,393	1,510
6.000%, 03/01/2020 to 07/01/2037	4,679	5,115
5.500%, 03/01/2014 to 01/01/2039	13,957	15,119
5.000%, 10/01/2018 to 04/01/2042	26,866	29,083
4.500%, 07/01/2026 to 11/01/2042	2,824	3,006
4.000%, 04/01/2019 to 07/01/2043	23,962	25,128
3.500%, 12/01/2025 to 06/01/2043	22,444	22,951
3.000%, 07/01/2032 to 06/01/2043	7,873	7,658
2.500%, 11/01/2027	6,192	6,236
1.350%, 04/29/2014	560	565
0.500%, 09/14/2015	6,880	6,866
0.010%, 12/18/2013	300	300
FHLMC ARM
1.837%, 05/01/2043 (A)	547	549
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	41	45
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	941	1,053
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	215	249
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,390	1,577
FHLMC CMO, Ser 2002-48, Cl 1A
7.057%, 07/25/2033 (A)	17	19
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	220	256
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	179	208
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	244	294
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	257	310
FHLMC CMO, Ser 2005-2945, Cl SA
11.948%, 03/15/2020 (A)	1,040	1,186
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	837	929
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	3,026	3,287
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	1,277	1,355
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.838%, 05/15/2038 (A)	347	49
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,106	1,242
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.037%, 01/15/2040 (A)	224	30
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	1,018	1,152
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	429	461
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.758%, 10/15/2041 (A)	1,272	318
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.408%, 11/15/2041 (A)	1,067	237
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.851%, 08/15/2039 (A)	2,498	359
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.858%, 04/15/2039 to 09/15/2039 (A)	2,334	482

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4063, Cl S, IO
5.758%, 06/15/2042 (A)	$185	$47
FHLMC CMO, Ser 2012-4068, Cl DS, IO
5.808%, 06/15/2042 (A)	572	129
FHLMC CMO, Ser 2012-4073, Cl SB, IO
5.786%, 07/15/2042 (A)	2,083	493
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.858%, 07/15/2042 (A)	95	23
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,342	170
FHLMC CMO, Ser 2012-4097, Cl ES, IO
5.908%, 08/15/2042 (A)	947	220
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.858%, 08/15/2042 (A)	189	43
FHLMC CMO, Ser 2012-4102, Cl MS, IO
6.407%, 09/15/2042 (A)	1,049	264
FHLMC CMO, Ser 2012-4116, Cl AS, IO
5.957%, 10/15/2042 (A)	571	143
FHLMC CMO, Ser 2012-4116, Cl LS, IO
6.008%, 10/15/2042 (A)	656	143
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.957%, 10/15/2042 (A)	581	126
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.958%, 11/15/2042 (A)	194	47
FHLMC CMO, Ser 2012-4136, Cl SG
5.957%, 11/15/2042 (A)	782	192
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.958%, 11/15/2042 (A)	196	51
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.958%, 11/15/2042 (A)	291	74
FHLMC CMO, Ser 2012-4147, Cl CS, IO
5.908%, 12/15/2042 (A)	490	130
FHLMC CMO, Ser 2013-4150, Cl SP, IO
5.958%, 01/15/2043 (A)	879	199
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.001%, 05/15/2039 (A)	1,778	388
FHLMC CMO, Ser 2013-4199, Cl CS, IO
5.958%, 05/15/2043 (A)	997	266
FHLMC CMO, Ser 2013-4199, Cl SB, IO
6.008%, 05/15/2040 (A)	697	168
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.058%, 09/15/2042 (A)	597	122
FHLMC Multifamily Structured Pass- Through Certificates, Ser K024, Cl X1, IO
0.906%, 09/25/2022 (A)	1,318	84
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	942
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	3,540	3,334
FHLMC Multifamily Structured Pass- Through Certificates, Ser K006, Cl AX1, IO
1.210%, 01/25/2020 (A)	2,674	147
FHLMC Multifamily Structured Pass- Through Certificates, Ser K007, Cl X1, IO
1.394%, 04/25/2020 (A)	8,635	533
FHLMC Multifamily Structured Pass- Through Certificates, Ser K008, Cl X1, IO
1.671%, 06/25/2020 (A)	8,990	780

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass- Through Certificates, Ser K009, Cl X1, IO
1.666%, 08/25/2020 (A)	$3,074	$234
FHLMC Multifamily Structured Pass- Through Certificates, Ser K015, Cl X1, IO
1.838%, 07/25/2021 (A)	3,161	331
FHLMC Multifamily Structured Pass- Through Certificates, Ser K016, Cl X1, IO
1.580%, 10/25/2021 (A)	1,271	129
FHLMC Multifamily Structured Pass- Through Certificates, Ser K017, Cl X1, IO
1.452%, 12/25/2021 (A)	1,630	151
FHLMC Multifamily Structured Pass- Through Certificates, Ser K702, Cl X1, IO
1.716%, 02/25/2018 (A)	10,143	618
FHLMC Multifamily Structured Pass- Through Certificates, Ser K703, Cl X1, IO
2.252%, 05/25/2018 (A)	5,736	494
FHLMC TBA
3.000%, 08/01/2042 to 07/15/2043	6,900	6,718
2.500%, 08/25/2028	6,610	6,634
FNMA
7.000%, 09/01/2026 to 02/01/2039	3,081	3,486
6.500%, 05/01/2017 to 10/01/2036	844	915
6.000%, 10/01/2019 to 07/01/2037	15,296	16,912
5.500%, 06/01/2014 to 04/01/2040	14,601	15,990
5.000%, 01/01/2020 to 05/01/2042	40,730	44,411
4.500%, 04/01/2025 to 12/01/2042	21,351	22,791
4.338%, 11/01/2021	2,982	3,309
4.303%, 07/01/2021	2,914	3,227
4.000%, 08/01/2020 to 07/25/2043	40,422	42,301
3.762%, 12/01/2020	3,118	3,338
3.665%, 10/01/2020	1,857	1,970
3.632%, 12/01/2020	2,125	2,255
3.500%, 07/01/2032 to 07/01/2043	42,608	42,908
3.000%, 02/01/2033 to 06/01/2043	33,081	32,215
2.500%, 10/01/2042	1,068	994
2.460%, 04/01/2023	3,409	3,269
FNMA ARM (A)
2.340%, 03/01/2043	567	561
2.163%, 10/01/2035	3,249	3,421
2.153%, 11/01/2035	535	563
2.134%, 11/01/2035	387	407
2.132%, 11/01/2035	428	452
2.129%, 11/01/2035	526	553
2.118%, 11/01/2035	1,795	1,882
2.111%, 11/01/2035	444	466
2.066%, 10/01/2035	292	306
2.062%, 10/01/2035	2,355	2,471
1.890%, 06/01/2043	1,236	1,226
1.802%, 07/01/2043	557	560
1.734%, 07/01/2043	431	427
1.477%, 07/01/2043	418	417
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	5,014	747
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,569	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	$972	$122
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,711	196
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	772	850
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	193	234
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	800	915
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	2,171	2,340
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	273	295
FNMA CMO, Ser 2006-112, Cl ST, IO
6.507%, 11/25/2036 (A)	4,582	739
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	155	172
FNMA CMO, Ser 2008-22, Cl SI, IO
6.237%, 03/25/2037 (A)	7,733	855
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	4,761	4,651
FNMA CMO, Ser 2010-118, Cl YB, IO
6.307%, 10/25/2040 (A)	884	101
FNMA CMO, Ser 2010-142, Cl SM, IO
6.337%, 12/25/2040 (A)	389	39
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	1,240	170
FNMA CMO, Ser 2010-150, Cl SN, IO
6.291%, 01/25/2041 (A)	1,396	230
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	2,152	502
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,880	2,149
FNMA CMO, Ser 2011-59, Cl SW, IO
6.447%, 07/25/2041 (A)	2,438	327
FNMA CMO, Ser 2011-63, Cl SW, IO
6.487%, 07/25/2041 (A)	1,108	132
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.757%, 09/25/2041 (A)	2,457	402
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,884	278
FNMA CMO, Ser 2011-96, Cl SA, IO
6.357%, 10/25/2041 (A)	3,713	600
FNMA CMO, Ser 2012-111, Cl JS, IO
5.907%, 07/25/2040 (A)	967	219
FNMA CMO, Ser 2012-111, Cl SB, IO
6.407%, 10/25/2042 (A)	774	197
FNMA CMO, Ser 2012-128, Cl SL, IO
5.957%, 11/25/2042 (A)	390	101
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.957%, 11/25/2042 (A)	583	147
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,672	5,698
FNMA CMO, Ser 2012-133, Cl CS, IO
5.957%, 12/25/2042 (A)	383	102
FNMA CMO, Ser 2012-133, Cl GS, IO
5.957%, 12/25/2042 (A)	583	147
FNMA CMO, Ser 2012-133, Cl SA, IO
5.957%, 12/25/2042 (A)	196	50
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	514	512
FNMA CMO, Ser 2012-134, Cl SC, IO
5.957%, 12/25/2042 (A)	778	183

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-134, Cl SK, IO
5.957%, 12/25/2042 (A)	$389	$91
FNMA CMO, Ser 2012-139, Cl NS, IO
6.507%, 12/25/2042 (A)	1,132	275
FNMA CMO, Ser 2012-17, Cl WS, IO
6.357%, 07/25/2039 (A)	598	128
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	340	379
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.407%, 04/25/2042 (A)	427	83
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,648	1,822
FNMA CMO, Ser 2012-63, Cl DS, IO
6.357%, 03/25/2039 (A)	1,130	244
FNMA CMO, Ser 2012-66, Cl SA, IO
5.807%, 06/25/2042 (A)	466	84
FNMA CMO, Ser 2012-70, Cl YS, IO
6.457%, 02/25/2041 (A)	276	60
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	96	89
FNMA CMO, Ser 2012-74, Cl SA, IO
6.457%, 03/25/2042 (A)	1,243	217
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	191	177
FNMA CMO, Ser 2012-93, Cl SG, IO
5.907%, 09/25/2042 (A)	476	99
FNMA CMO, Ser 2012-93, Cl SM, IO
5.907%, 09/25/2042 (A)	478	108
FNMA CMO, Ser 2012-98, Cl SA, IO
5.857%, 05/25/2039 (A)	571	119
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	4,701	4,692
FNMA CMO, Ser 2012-M15, Cl A
2.657%, 10/25/2022 (A)	3,625	3,533
FNMA CMO, Ser 2013-10, Cl JS, IO
5.957%, 02/25/2043 (A)	1,381	330
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.926%, 02/25/2043 (A)	1,471	374
FNMA CMO, Ser 2013-19, Cl SK, IO
5.957%, 03/25/2043 (A)	395	99
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,500	1,700
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	8,100	8,879
FNMA CMO, Ser 2013-9, Cl SA, IO
5.957%, 03/25/2042 (A)	1,530	213
FNMA CMO, Ser 2013-9, Cl SG, IO
6.007%, 03/25/2039 (A)	296	70
FNMA TBA
4.500%, 08/01/2033 to 07/01/2037	12,650	13,376
4.000%, 07/13/2039	13,200	13,751
3.500%, 07/01/2041 to 08/25/2043	56,120	56,895
3.000%, 03/25/2033 to 08/25/2043	43,383	42,332
2.500%, 07/01/2027 to 08/25/2028	32,865	33,004
2.000%, 08/25/2028	5,860	5,692
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	251	271
GNMA
8.000%, 11/15/2029 to 09/15/2030	80	91
7.500%, 03/15/2029	112	135
6.500%, 04/15/2026 to 09/15/2035	4,404	5,029
6.000%, 03/15/2014 to 10/20/2040	10,383	11,634
5.000%, 07/20/2040 to 11/20/2040	2,191	2,393
4.500%, 04/20/2041	3,188	3,431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	$2,554	$2,881
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	347	374
GNMA CMO, Ser 2007-17, Cl IB, IO
6.052%, 04/20/2037 (A)	1,301	269
GNMA CMO, Ser 2009-106, Cl SU, IO
6.002%, 05/20/2037 (A)	929	130
GNMA CMO, Ser 2010-113, Cl BS, IO
5.802%, 09/20/2040 (A)	900	144
GNMA CMO, Ser 2010-121, Cl SE, IO
5.802%, 09/20/2040 (A)	797	132
GNMA CMO, Ser 2010-14, Cl SH, IO
5.802%, 02/16/2040 (A)	451	91
GNMA CMO, Ser 2010-157, Cl SP, IO
4.052%, 12/20/2040 (A)	1,573	178
GNMA CMO, Ser 2010-167, Cl US, IO
6.432%, 11/20/2038 (A)	296	36
GNMA CMO, Ser 2010-20, Cl SC, IO
5.952%, 02/20/2040 (A)	3,037	515
GNMA CMO, Ser 2010-3, Cl MS, IO
6.352%, 11/20/2038 (A)	431	59
GNMA CMO, Ser 2010-31, Cl GS, IO
6.302%, 03/20/2039 (A)	375	63
GNMA CMO, Ser 2010-4, Cl NS, IO
6.192%, 01/16/2040 (A)	12,893	2,136
GNMA CMO, Ser 2010-47, Cl XN, IO
6.352%, 04/16/2034 (A)	226	12
GNMA CMO, Ser 2010-85, Cl HS, IO
6.452%, 01/20/2040 (A)	296	63
GNMA CMO, Ser 2010-H27, Cl FA
0.584%, 12/20/2060 (A)	1,888	1,874
GNMA CMO, Ser 2010-H28, Cl FE
0.598%, 12/20/2060 (A)	1,166	1,157
GNMA CMO, Ser 2011-146, Cl YS, IO
6.452%, 11/16/2041 (A)	398	80
GNMA CMO, Ser 2011-32, Cl S, IO
5.802%, 03/16/2041 (A)	119	13
GNMA CMO, Ser 2011-40, Cl SA, IO
5.932%, 02/16/2036 (A)	1,212	173
GNMA CMO, Ser 2011-70, Cl BS, IO
6.502%, 12/16/2036 (A)	531	73
GNMA CMO, Ser 2011-H08, Cl FG
0.678%, 03/20/2061 (A)	1,172	1,169
GNMA CMO, Ser 2011-H09, Cl AF
0.704%, 03/20/2061 (A)	814	813
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,024	161
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	841	196
GNMA TBA
4.000%, 07/01/2039 to 08/01/2039	4,600	4,818
3.500%, 07/15/2041 to 07/01/2042	21,200	21,744
3.000%, 07/19/2042 to 08/20/2043	9,460	9,340
NCUA Guaranteed Notes CMO, Ser 2010- C1, Cl APT
2.650%, 10/29/2020	887	921
NCUA Guaranteed Notes CMO, Ser 2010- R2, Cl 1A
0.568%, 11/06/2017 (A)	2,113	2,112
NCUA Guaranteed Notes CMO, Ser 2010- R2, Cl 2A
0.668%, 11/05/2020 (A)	1,563	1,572

		709,614

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 6.6%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.445%, 02/25/2035 (A)	$3,493	$3,213
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.431%, 06/25/2045 (A)	3,055	2,826
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.167%, 11/25/2045 (A)	2,843	2,218
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (A)	80	87
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033	12	13
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.362%, 07/20/2036 (A)	1,476	1,423
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	10	10
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	3,280	3,469
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	253	272
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	714	778
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.620%, 06/10/2049 (A)	1,360	1,365
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (A)	333	319
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	3,133	3,094
Bear Stearns Commercial Mortgage Securities Trust, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	1	1
Bear Stearns Commercial Mortgage Securities Trust, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	234	235
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	31	31
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A4A
5.296%, 10/12/2042 (A)	3,875	4,178
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.714%, 06/11/2040 (A)	200	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.888%, 06/11/2050 (A)	$210	$234
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	798
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	656	687
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.696%, 12/10/2049 (A)	323	366
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	211	202
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	130	143
COMM Mortgage Trust, Ser 2012-CR2, Cl ASB
2.752%, 08/15/2045	673	657
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/2046	713	691
Commercial Mortgage Pass-Through Certificates, Ser WWP, Cl A2
3.424%, 03/10/2031 (B)	230	221
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	582	618
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	56
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	527	514
Commercial Mortgage Trust, Ser 2004- GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	601	612
Commercial Mortgage Trust, Ser 2005- GG3, Cl AAB
4.619%, 08/10/2042	1,094	1,110
Commercial Mortgage Trust, Ser 2005- GG5, Cl A5
5.224%, 04/10/2037 (A)	2,296	2,460
Commercial Mortgage Trust, Ser 2006- GG7, Cl AM
5.860%, 07/10/2038 (A)	400	437
Commercial Mortgage Trust, Ser 2013- VN05, Cl A
3.187%, 03/13/2035	140	133
Commerical Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	1,310	1,439
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	782	826
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	159	162
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.273%, 08/25/2035 (A)	328	211

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.529%, 11/20/2035 (A)	$3,641	$2,658
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-R3, Cl AF
0.593%, 09/25/2035 (A) (B)	2,469	2,148
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.665%, 10/25/2033 (A)	2,165	2,114
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	131	137
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	290	305
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	521	556
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	1,320	1,415
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	2,552	2,557
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (B)	2,431	2,430
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.588%, 08/10/2044 (A) (B)	2,871	115
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 7AR2
0.643%, 06/20/2034 (A)	511	454
Developers Diversified Realty, Ser 2009- DDR1, Cl A
3.807%, 10/14/2022 (B)	733	754
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.592%, 11/19/2044 (A)	1,716	1,074
Extended Stay America Trust, Ser 2013- ESH7, Cl A27
2.958%, 12/05/2031 (B)	230	223
Fund America Investors II, Ser 1993-A, Cl A2
3.461%, 06/25/2023 (A)	79	80
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	1,694	1,778
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	278	279
GS Mortgage Securities Trust, Ser 2011- GC5, Cl A4
3.707%, 08/10/2044	4,535	4,610
GS Mortgage Securities Trust, Ser 2011- GC5, Cl XA, IO
1.743%, 08/10/2044 (A) (B)	1,214	95
GS Mortgage Securities Trust, Ser 2013- GC12, Cl A4
3.135%, 06/10/2046	951	894
GSMPS Mortgage Loan Trust, Ser 1998-
1, Cl A
8.000%, 09/19/2027 (A) (B)	44	46
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.422%, 10/25/2033 (A)	819	822
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.763%, 07/25/2035 (A)	7,000	6,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.543%, 08/25/2036 (A)	$402	$378
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,524	1,690
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	494	490
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	343	374
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	154	160
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.875%, 02/12/2051 (A)	500	561
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	309	322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	451	430
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	1,007	971
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	1,487	1,542
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	74	74
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	3,229	3,548
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	480	529
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	460	514
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	494	516
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	221	221
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	777	785
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	169	171
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	813	774
JPMorgan Chase Commercial Securities Pass-Through Certficiates, Ser 2003- CB6, Cl A2
5.255%, 07/12/2037 (A)	44	44

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.874%, 07/15/2044 (A)	$303	$312
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	50	50
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	107	110
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	65	66
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.216%, 09/15/2045 (A)	200	225
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,457	2,531
Merrill Lynch Commecial Mortgage, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	150	161
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.104%, 02/25/2034 (A)	946	950
Merrill Lynch Mortgage Trust, Ser 2005- CIP1, Cl A3A
4.949%, 07/12/2038 (A)	371	383
Merrill Lynch Mortgage Trust, Ser 2005- CIP1, Cl A4
5.047%, 07/12/2038 (A)	377	404
Merrill Lynch Mortgage Trust, Ser 2007- C1, Cl A4
6.038%, 06/12/2050 (A)	100	112
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.100%, 05/25/2029 (A)	671	669
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	460	450
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
2.081%, 08/15/2045 (A) (B)	2,146	221
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	921	885
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	1,010	1,010
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046	130	134
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	270	251
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	394	378
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	293	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AAB
2.657%, 05/15/2046	385	368
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	250	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2003-IQ6, Cl A4
4.970%, 12/15/2041	$593	$596
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	497	511
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	46	47
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	135	143
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.183%, 11/14/2042 (A)	27	27
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	3,230	3,431
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,600	1,782
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	765	802
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	468
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.303%, 02/25/2047 (A)	72	64
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	1,105	1,083
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	266	274
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	251	258
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.672%, 12/25/2034 (A)	675	669
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	36	35
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	57	57
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.956%, 08/25/2015 (A)	5,721	4,512
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	1,956	1,837
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	541
UBS-Barclays Commercial Mortgage Trust, Ser 2012C4, Cl AAB
2.459%, 12/10/2045	677	653
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	380	358
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.187%, 03/10/2046	791	760

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	$642	$611
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	1,051	1,018
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	103
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	274
Wachovia Commercial Mortgage Securities Pass-Through Certificates, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	580	584
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	221	223
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR13, Cl A1A1
0.483%, 10/25/2047 (A)	2,884	2,607
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR5, Cl A6
2.451%, 05/25/2035 (A)	9,220	8,548
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006-AR13, Cl 1A
1.053%, 10/25/2046 (A)	2,800	2,086
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.616%, 06/25/2034 (A)	1,533	1,536
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.317%, 02/15/2044 (A) (B)	3,522	153
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,143
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.601%, 06/15/2045 (A) (B)	306	31
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,588

		133,659

Total Mortgage-Backed Securities (Cost $848,773) ($ Thousands)		843,273

CORPORATE OBLIGATIONS — 28.6%

Consumer Discretionary — 1.6%
Boyd Gaming
9.000%, 07/01/2020 (C)	380	382
CBS
4.850%, 07/01/2042 (C)	250	231
CCO Holdings
6.625%, 01/31/2022	480	500
5.250%, 09/30/2022	700	665
CityCenter Holdings
7.625%, 01/15/2016	160	169
Comcast
6.500%, 01/15/2015	885	961
6.500%, 01/15/2017	2,385	2,770
5.300%, 01/15/2014	2,340	2,398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Communications Holdings
9.455%, 11/15/2022	$1,220	$1,726
Daimler Finance North America
6.500%, 11/15/2013	1,320	1,348
1.875%, 09/15/2014 (B)	1,310	1,321
1.875%, 01/11/2018 (B)	547	534
1.300%, 07/31/2015 (B)	1,435	1,438
DIRECTV Holdings
6.000%, 08/15/2040	950	949
3.800%, 03/15/2022	380	365
Discovery Communications
4.875%, 04/01/2043	320	296
DISH DBS
7.875%, 09/01/2019	690	773
Echostar DBS
7.750%, 05/31/2015	30	32
ERAC USA Finance (B)
5.625%, 03/15/2042	579	581
3.300%, 10/15/2022	198	188
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	924	910
Michaels Stores
7.750%, 11/01/2018	190	203
NBCUniversal Enterprise
1.974%, 04/15/2019 (B)	575	561
NBCUniversal Media
4.450%, 01/15/2043	432	403
News America
6.650%, 11/15/2037	180	207
6.200%, 12/15/2034	65	71
6.150%, 03/01/2037	875	949
Pearson Funding Four
3.750%, 05/08/2022 (B)	326	318
Reynolds Group
6.875%, 02/15/2021	180	189
Reynolds Group Issuer
7.125%, 04/15/2019	1,290	1,363
Taylor Morrison Communities (B)
7.750%, 04/15/2020	160	172
5.250%, 04/15/2021	420	399
Time Warner
7.700%, 05/01/2032	90	115
6.250%, 03/29/2041	525	579
4.750%, 03/29/2021	730	785
Time Warner Cable
8.250%, 04/01/2019	2,465	2,968
7.300%, 07/01/2038 (C)	250	272
6.550%, 05/01/2037	1,645	1,647
5.875%, 11/15/2040	540	495
5.500%, 09/01/2041	405	356
4.500%, 09/15/2042	275	213
United Business Media
5.750%, 11/03/2020 (B)	550	557
Univision Communications
5.125%, 05/15/2023 (B) (C)	310	293
WPP Finance UK
8.000%, 09/15/2014	240	259

		31,911

Consumer Staples — 1.7%
Altria Group
9.250%, 08/06/2019	1,250	1,656
4.750%, 05/05/2021	720	771
2.850%, 08/09/2022	830	767

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	$2,955	$3,737
5.375%, 01/15/2020	1,360	1,568
5.050%, 10/15/2016	940	1,055
5.000%, 04/15/2020	560	636
2.500%, 07/15/2022 (C)	330	308
Avon Products
5.000%, 03/15/2023	190	189
4.600%, 03/15/2020 (C)	190	192
ConAgra Foods
3.200%, 01/25/2023	257	246
1.900%, 01/25/2018	480	472
1.300%, 01/25/2016	425	426
Diageo Capital
4.828%, 07/15/2020	1,580	1,785
1.125%, 04/29/2018	2,515	2,416
Diageo Investment
2.875%, 05/11/2022	190	183
Fomento Economico Mexicano
4.375%, 05/10/2043	220	192
2.875%, 05/10/2023	210	190
Hawk Acquisition Sub
4.250%, 10/15/2020 (B)	440	421
Heineken
1.400%, 10/01/2017 (B)	655	636
HJ Heinz
5.350%, 07/15/2013	510	510
Kraft Foods Group
6.500%, 02/09/2040	530	632
5.375%, 02/10/2020	1,015	1,145
3.500%, 06/06/2022 (C)	2,025	2,005
Lorillard Tobacco
8.125%, 06/23/2019	20	25
Molson Coors Brewing
3.500%, 05/01/2022	100	98
Mondelez International
6.500%, 02/09/2040	655	782
5.375%, 02/10/2020	925	1,038
PepsiCo
2.750%, 03/05/2022	735	704
1.250%, 08/13/2017	980	959
0.700%, 08/13/2015	1,090	1,090
Pernod-Ricard (B)
5.750%, 04/07/2021	454	504
4.450%, 01/15/2022	1,050	1,070
4.250%, 07/15/2022	580	587
2.950%, 01/15/2017	360	368
Philip Morris International
4.500%, 03/20/2042	530	495
4.125%, 03/04/2043	350	311
2.900%, 11/15/2021	1,030	1,000
2.625%, 03/06/2023	290	268
2.500%, 08/22/2022	460	425
Reynolds American
6.750%, 06/15/2017	1,260	1,460
3.250%, 11/01/2022 (C)	340	316
Safeway
4.750%, 12/01/2021 (C)	230	234
Tyson Foods
4.500%, 06/15/2022 (C)	705	720

		34,592

Energy — 3.9%
Access Midstream Partners
4.875%, 05/15/2023	60	56

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anadarko Finance, Ser B
7.500%, 05/01/2031	$910	$1,134
Apache
6.000%, 09/15/2013	1,670	1,688
Arch Coal
7.000%, 06/15/2019 (C)	920	766
Atwood Oceanics
6.500%, 02/01/2020	220	228
Baker Hughes
7.500%, 11/15/2018	1,230	1,549
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	946
BP Capital Markets
5.250%, 11/07/2013	1,790	1,820
3.875%, 03/10/2015	210	221
3.561%, 11/01/2021	100	100
3.245%, 05/06/2022	230	223
2.750%, 05/10/2023	510	472
2.500%, 11/06/2022	365	333
Buckeye Partners
4.150%, 07/01/2023	330	321
Canadian Oil Sands (B)
6.000%, 04/01/2042	468	482
4.500%, 04/01/2022	339	344
CGG
7.750%, 05/15/2017	110	112
Chesapeake Energy (C)
6.875%, 11/15/2020	450	488
6.500%, 08/15/2017	275	295
Chesapeake Midstream Partners
6.125%, 07/15/2022 (C)	680	688
Chevron
3.191%, 06/24/2023	1,050	1,045
2.427%, 06/24/2020	90	89
1.718%, 06/24/2018	3,070	3,042
CNOOC Finance
3.000%, 05/09/2023	790	714
1.750%, 05/09/2018	370	354
Concho Resources
5.500%, 10/01/2022	560	554
5.500%, 04/01/2023	80	79
Conoco Funding
7.250%, 10/15/2031	50	66
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	790	919
Consol Energy
8.250%, 04/01/2020	660	691
Continental Resources
5.000%, 09/15/2022	90	92
4.500%, 04/15/2023 (B)	80	78
DCP Midstream Operating
4.950%, 04/01/2022	757	776
3.875%, 03/15/2023	505	474
3.250%, 10/01/2015	265	275
2.500%, 12/01/2017	890	879
Devon Energy
5.600%, 07/15/2041	1,325	1,373
3.250%, 05/15/2022	530	513
Devon Financing
7.875%, 09/30/2031 (C)	260	337
El Paso
6.950%, 06/01/2028	6,750	6,369
El Paso Pipeline Partners Operating
4.100%, 11/15/2015	610	648

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Encana
6.500%, 02/01/2038	$440	$489
Energen
4.625%, 09/01/2021	620	609
Energy Transfer Equity
7.500%, 10/15/2020	220	240
Energy Transfer Partners
8.250%, 11/15/2029 (B)	1,315	1,635
6.500%, 02/01/2042	97	103
5.150%, 02/01/2043	150	136
3.600%, 02/01/2023	415	388
Enterprise Products Operating
9.750%, 01/31/2014	1,910	2,007
6.125%, 10/15/2039	50	56
5.950%, 02/01/2041	120	131
5.250%, 01/31/2020	30	34
4.850%, 03/15/2044	190	180
3.350%, 03/15/2023	700	674
Hess
7.875%, 10/01/2029	1,070	1,337
7.300%, 08/15/2031	10	12
Husky Energy
7.250%, 12/15/2019	334	412
Kerr-McGee
7.875%, 09/15/2031	670	837
6.950%, 07/01/2024	1,545	1,847
Key Energy Services
6.750%, 03/01/2021 (C)	1,290	1,238
Kinder Morgan Energy Partners
6.000%, 02/01/2017	505	569
5.000%, 12/15/2013	720	734
5.000%, 08/15/2042	99	93
5.000%, 03/01/2043	495	467
MarkWest Energy Partners
6.250%, 06/15/2022	128	132
5.500%, 02/15/2023	320	315
Murphy Oil
3.700%, 12/01/2022	710	659
Noble Energy
4.150%, 12/15/2021	1,370	1,415
Occidental Petroleum
3.125%, 02/15/2022	780	756
2.700%, 02/15/2023	660	609
ONEOK Partners
2.000%, 10/01/2017	460	452
Peabody Energy
6.500%, 09/15/2020 (C)	630	632
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,667	1,750
Petrobras Global Finance BV
4.375%, 05/20/2023	125	114
3.000%, 01/15/2019	1,265	1,175
2.000%, 05/20/2016 (C)	720	705
1.894%, 05/20/2016 (A)	2,700	2,648
Petrobras International Finance
6.125%, 10/06/2016	655	716
5.750%, 01/20/2020 (C)	574	597
5.375%, 01/27/2021 (C)	2,080	2,090
3.875%, 01/27/2016 (C)	600	617
3.500%, 02/06/2017	1,180	1,175
Petro-Canada
6.800%, 05/15/2038	1,665	1,929
Petroleos Mexicanos
5.500%, 06/27/2044 (B)	375	338
QEP Resources
6.875%, 03/01/2021	520	560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Range Resources
5.000%, 08/15/2022	$420	$411
5.000%, 03/15/2023	330	323
Regency Energy Partners
4.500%, 11/01/2023 (B)	690	624
Rowan
5.400%, 12/01/2042	296	268
Schlumberger Investment
1.950%, 09/14/2016 (B)	810	825
SESI
7.125%, 12/15/2021	180	194
Shell International Finance
4.375%, 03/25/2020	1,700	1,890
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	490	492
Southern Natural Gas
8.000%, 03/01/2032	170	226
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	116	104
Talisman Energy
7.750%, 06/01/2019	417	507
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,638	2,191
Total Capital Canada
1.450%, 01/15/2018	950	928
TransCanada PipeLines
0.953%, 06/30/2016 (A)	645	645
Transocean
6.375%, 12/15/2021	931	1,046
5.050%, 12/15/2016	300	326
Weatherford International
4.500%, 04/15/2022	200	198
Western Gas Partners
5.375%, 06/01/2021	170	182
Williams
7.875%, 09/01/2021	588	710
7.750%, 06/15/2031	861	1,006
WPX Energy
6.000%, 01/15/2022	675	682

		79,035

Financials — 13.4%
ACE INA Holdings
2.700%, 03/13/2023	130	121
Allstate
3.150%, 06/15/2023	555	539
Ally Financial
7.500%, 09/15/2020	1,410	1,625
American Campus Communities Operating Partnership
3.750%, 04/15/2023	150	144
American Express
6.800%, 09/01/2066 (A) (C)	1,970	2,103
American Express Credit MTN
1.750%, 06/12/2015	1,321	1,339
American Honda Finance MTN (B)
3.875%, 09/21/2020	1,065	1,114
1.000%, 08/11/2015	1,010	1,012
American International Group
8.250%, 08/15/2018	450	558
6.400%, 12/15/2020	380	441
6.250%, 03/15/2037	1,670	1,706
5.850%, 01/16/2018	860	967
4.875%, 06/01/2022	250	267
3.750%, 11/30/2013 (B)	170	172

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower ‡
5.050%, 09/01/2020	$374	$393
4.500%, 01/15/2018	800	853
3.500%, 01/31/2023	387	354
ANZ National International
1.850%, 10/15/2015 (B)	470	477
Assurant
4.000%, 03/15/2023	300	290
2.500%, 03/15/2018	595	581
Banco Santander
4.125%, 11/09/2022 (B)	665	623
Bank of America
6.000%, 09/01/2017	685	768
5.750%, 12/01/2017 (C)	1,580	1,756
5.650%, 05/01/2018	270	300
5.625%, 10/14/2016	3,135	3,468
5.420%, 03/15/2017	4,400	4,712
5.000%, 05/13/2021	90	96
4.500%, 04/01/2015	180	189
3.875%, 03/22/2017	280	293
3.625%, 03/17/2016	2,275	2,376
3.300%, 01/11/2023	1,320	1,248
2.000%, 01/11/2018	2,510	2,431
1.500%, 10/09/2015	2,046	2,041
Bank of Nova Scotia
0.750%, 10/09/2015	146	146
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	350	366
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	454
BBVA US Senior SAU
4.664%, 10/09/2015	1,310	1,349
3.250%, 05/16/2014	1,220	1,231
Bear Stearns
6.400%, 10/02/2017	70	81
4.650%, 07/02/2018	995	1,075
Berkshire Hathaway
4.500%, 02/11/2043	200	190
3.200%, 02/11/2015	950	988
Berkshire Hathaway Finance
5.400%, 05/15/2018	615	706
4.300%, 05/15/2043	300	272
BNP Paribas MTN
2.375%, 09/14/2017 (C)	750	743
Boeing Capital
4.700%, 10/27/2019	490	553
Boston Properties ‡
3.850%, 02/01/2023	240	236
3.800%, 02/01/2024	600	589
3.125%, 09/01/2023	595	550
Chase Capital VI
0.899%, 08/01/2028 (A)	1,750	1,420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
6.875%, 03/05/2038 (C)	$2,775	$3,365
6.125%, 05/15/2018	3,970	4,545
6.000%, 12/13/2013	1,320	1,351
5.950%, 12/29/2049 (A)	440	438
5.900%, 12/29/2049 (A) (C)	220	217
5.875%, 01/30/2042	270	297
5.350%, 05/29/2049 (A)	390	367
5.000%, 09/15/2014 (C)	3,245	3,372
4.500%, 01/14/2022	326	340
4.450%, 01/10/2017	851	911
4.050%, 07/30/2022	460	442
3.500%, 05/15/2023	890	799
2.650%, 03/02/2015	410	418
0.544%, 06/09/2016 (A)	3,650	3,522
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,796
Commonwealth Bank of Australia MTN (B)
5.000%, 10/15/2019	10	11
3.750%, 10/15/2014	1,060	1,101
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	1,200	1,207
Cooperatieve Centrale Raiffeisen- Boerenleenbank
11.000%, 12/31/2049 (A) (B)	1,050	1,346
3.875%, 02/08/2022	520	524
Countrywide Financial
6.250%, 05/15/2016	1,080	1,178
Credit Agricole
8.375%, 12/31/2049 (A) (B) (C)	1,760	1,863
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,463
Credit Suisse New York
6.000%, 02/15/2018	846	950
DDR
4.625%, 07/15/2022 ‡	740	748
3.375%, 05/15/2023 ‡	690	632
DNB Boligkreditt
1.450%, 03/21/2018 (B)	450	437
Equity One
3.750%, 11/15/2022 ‡	258	243
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	4,030
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	634	738
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	3,017	3,911
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.492%, 10/25/2013 (B) (D)	470	470
Federal Realty Investment Trust
3.000%, 08/01/2022	300	282
First Industrial L.P. MTN
7.500%, 12/01/2017	970	1,079
Ford Motor
4.750%, 01/15/2043	1,030	906
Ford Motor Credit LLC
8.125%, 01/15/2020	1,440	1,735
5.875%, 08/02/2021	1,793	1,955
5.750%, 02/01/2021	220	238
2.750%, 05/15/2015	580	588
1.700%, 05/09/2016	2,000	1,967

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.875%, 01/10/2039 (C)	$430	$530
6.375%, 11/15/2019 (A)	5,870	6,105
6.150%, 08/07/2037	600	679
5.875%, 01/14/2038	2,045	2,251
5.625%, 05/01/2018 (C)	480	551
5.550%, 05/04/2020	2,975	3,361
4.375%, 09/16/2020	2,460	2,604
3.100%, 01/09/2023	1,229	1,161
2.300%, 04/27/2017	780	791
1.625%, 07/02/2015	410	415
0.755%, 08/15/2036 (A)	2,000	1,624
0.653%, 05/05/2026 (A)	1,950	1,796
0.404%, 03/20/2014 (A)	1,900	1,898
General Motors Financial (B)
4.250%, 05/15/2023	180	166
3.250%, 05/15/2018	150	146
2.750%, 05/15/2016	200	197
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	159
Goldman Sachs Group
7.500%, 02/15/2019	950	1,128
6.750%, 10/01/2037	248	254
6.250%, 02/01/2041 (C)	2,345	2,652
6.150%, 04/01/2018	1,780	2,006
6.000%, 05/01/2014	180	188
5.950%, 01/18/2018 (C)	260	291
5.750%, 01/24/2022	490	541
5.375%, 03/15/2020	2,860	3,103
5.350%, 01/15/2016	660	716
5.250%, 10/15/2013 (C)	390	395
5.250%, 07/27/2021	240	257
4.750%, 07/15/2013	40	40
2.375%, 01/22/2018 (C)	2,840	2,788
Hartford Financial Services Group
5.125%, 04/15/2022	175	190
4.300%, 04/15/2043	420	364
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	500	435
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,224
HCP ‡
6.300%, 09/15/2016	1,075	1,221
6.000%, 01/30/2017	1,800	2,019
5.650%, 12/15/2013	844	863
3.750%, 02/01/2019	1,710	1,755
2.625%, 02/01/2020	135	126
Health Care ‡
6.500%, 03/15/2041	710	788
5.250%, 01/15/2022	900	967
4.950%, 01/15/2021	2,820	3,001
Highwoods Properties ‡
7.500%, 04/15/2018	1,142	1,341
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,920
HSBC Holdings PLC
6.800%, 06/01/2038	180	207
4.000%, 03/30/2022	700	717
HSBC USA
2.375%, 02/13/2015	790	807
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	261
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	364
ING US
2.900%, 02/15/2018 (B)	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inter-American Development Bank MTN
3.875%, 10/28/2041	$547	$533
International Lease Finance
7.125%, 09/01/2018 (B) (C)	1,080	1,194
6.500%, 09/01/2014 (B)	2,530	2,631
Intesa Sanpaolo
3.125%, 01/15/2016	390	384
Intesa Sanpaolo SPA MTN
3.625%, 08/12/2015 (B)	500	501
John Deere Capital
2.250%, 04/17/2019	370	370
1.700%, 01/15/2020	160	151
JPMorgan Chase
6.000%, 01/15/2018	135	154
5.400%, 01/06/2042	147	155
4.500%, 01/24/2022	180	188
4.400%, 07/22/2020	210	220
4.350%, 08/15/2021	215	224
4.250%, 10/15/2020	330	343
3.450%, 03/01/2016	2,785	2,905
3.375%, 05/01/2023 (C)	1,120	1,043
3.200%, 01/25/2023 (C)	715	679
1.625%, 05/15/2018 (C)	525	503
1.100%, 10/15/2015	1,670	1,660
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,535
6.000%, 10/01/2017	2,240	2,552
0.602%, 06/13/2016 (A)	1,300	1,277
JPMorgan Chase Capital XIII
1.226%, 09/30/2034 (A)	1,750	1,378
JPMorgan Chase Capital XXIII
1.275%, 05/15/2047 (A)	1,900	1,444
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	830	792
Lazard Group LLC
7.125%, 05/15/2015	877	952
6.850%, 06/15/2017	1,232	1,378
Liberty Mutual Group
6.500%, 05/01/2042 (B)	336	359
M&T Bank
6.875%, 12/29/2049 (B)	1,740	1,811
Markel
5.000%, 03/30/2043	235	222
4.900%, 07/01/2022	365	388
3.625%, 03/30/2023	255	243
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	1,015	1,487
Merrill Lynch
8.950%, 05/18/2017 (A)	1,790	2,000
8.680%, 05/02/2017 (A)	3,160	3,504
6.050%, 05/16/2016	350	379
5.700%, 05/02/2017	1,300	1,400
MetLife
6.750%, 06/01/2016	375	429
6.400%, 12/15/2036	220	225
4.750%, 02/08/2021	540	589
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	953
Metropolitan Life Global Funding I (B)
5.125%, 06/10/2014	1,600	1,669
2.500%, 09/29/2015	1,090	1,128
1.875%, 06/22/2018	850	831

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley
7.300%, 05/13/2019	$1,090	$1,266
6.625%, 04/01/2018	1,640	1,859
6.000%, 04/28/2015	630	675
5.500%, 07/28/2021 (C)	639	682
5.375%, 10/15/2015	595	637
4.750%, 03/22/2017	140	149
2.125%, 04/25/2018	180	172
1.750%, 02/25/2016	381	377
0.727%, 10/18/2016 (A) (C)	5,965	5,775
Murray Street Investment Trust I
4.647%, 03/09/2017 (C) (E)	2,106	2,230
National Australia Bank
1.600%, 08/07/2015	450	456
National Rural Utilities Cooperative Finance
2.350%, 06/15/2020	395	383
Nationstar Mortgage
6.500%, 07/01/2021	140	134
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A) (B)	2,975	3,012
New York Life Insurance
6.750%, 11/15/2039 (B)	415	515
Nordea Bank (B)
4.875%, 05/13/2021	1,460	1,499
3.700%, 11/13/2014	440	456
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	777
PNC Bank
2.700%, 11/01/2022	735	667
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	3,400	3,553
Prime Property Fund ‡
5.500%, 01/15/2014 (B)	1,850	1,882
Prudential Holdings
8.695%, 12/18/2023 (B)	1,300	1,634
Royal Bank of Scotland Group
7.648%, 08/31/2049 (A)	100	92
7.640%, 09/29/2017 (A)	300	269
6.400%, 10/21/2019	280	311
6.125%, 12/15/2022	535	509
6.100%, 06/10/2023	870	825
5.000%, 10/01/2014	490	501
4.700%, 07/03/2018 (C)	120	116
2.550%, 09/18/2015	200	203
Santander US Debt Unipersonal
3.781%, 10/07/2015 (B)	100	102
3.724%, 01/20/2015 (B)	1,100	1,110
Simon Property Group ‡
5.750%, 12/01/2015	910	1,003
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	1,230	1,196
SL Green Realty ‡
7.750%, 03/15/2020	1,000	1,178
SLM MTN
5.625%, 08/01/2033	145	120
5.000%, 04/15/2015	120	124
3.875%, 09/10/2015	1,070	1,081
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (B)	730	687
Stadshypotek
1.875%, 10/02/2019 (B)	2,071	1,981
Standard Chartered
3.950%, 01/11/2023 (B)	715	665
State Street
4.956%, 03/15/2018	1,380	1,520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	$570	$594
3.100%, 01/14/2016	200	208
SunTrust Preferred Capital I
4.000%, 02/13/2012 (A)	259	224
Svensk Exportkredit
1.750%, 10/20/2015	1,820	1,860
Svenska Handelsbanken
1.625%, 03/21/2018	1,420	1,385
Swedbank Hypotek
1.375%, 03/28/2018 (B) (C)	1,435	1,387
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,588
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	690	613
Toyota Motor Credit MTN
3.400%, 09/15/2021	810	802
1.250%, 10/05/2017	1,150	1,117
UBS MTN
2.250%, 01/28/2014 (C)	611	617
Ventas Realty L.P. ‡
4.000%, 04/30/2019	1,750	1,820
3.250%, 08/15/2022	440	408
2.700%, 04/01/2020	290	274
Vesey Street Investment Trust I
4.404%, 09/01/2016 (E)	350	373
Wachovia
5.250%, 08/01/2014	2,570	2,684
Wachovia Bank
6.000%, 11/15/2017	250	285
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,581
WEA Finance LLC (B)
7.125%, 04/15/2018	3,000	3,560
6.750%, 09/02/2019	1,230	1,453
Wells Fargo
4.600%, 04/01/2021 (C)	160	174
3.676%, 06/15/2016 (E)	680	727
3.450%, 02/13/2023 (C)	600	573
1.500%, 01/16/2018	420	410
Wells Fargo Capital X
5.950%, 12/15/2036	620	611
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A) (B)	500	278
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A) (B)	275	153
WR Berkley
4.625%, 03/15/2022	306	315

		269,822

Health Care — 1.7%
AbbVie (B)
2.900%, 11/06/2022	2,315	2,165
2.000%, 11/06/2018	270	262
1.750%, 11/06/2017	1,220	1,195
1.200%, 11/06/2015	1,355	1,357
Amgen
6.375%, 06/01/2037	140	162
5.650%, 06/15/2042	475	507
5.375%, 05/15/2043	1,165	1,205
5.150%, 11/15/2041	985	981
Express Scripts Holding
3.500%, 11/15/2016	2,270	2,410
2.100%, 02/12/2015	855	870

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	$160	$168
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	190	200
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	939
2.850%, 05/08/2022	760	729
HCA
7.500%, 11/15/2095	3,800	3,534
Humana
7.200%, 06/15/2018	1,150	1,370
3.150%, 12/01/2022	280	260
Mallinckrodt International Finance
4.750%, 04/15/2023 (B)	1,130	1,076
Medtronic
4.450%, 03/15/2020	730	795
Merck
2.800%, 05/18/2023	995	941
1.300%, 05/18/2018	660	640
Perrigo
2.950%, 05/15/2023	345	319
Pfizer
3.000%, 06/15/2023	650	630
0.900%, 01/15/2017	1,700	1,681
Roche Holdings
6.000%, 03/01/2019 (B)	730	871
St. Jude Medical
3.250%, 04/15/2023	695	655
Stryker
1.300%, 04/01/2018	925	895
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	204	191
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	365	349
Thermo Fisher Scientific
3.600%, 08/15/2021	350	343
3.200%, 03/01/2016	435	452
UnitedHealth Group
6.000%, 06/15/2017	51	59
5.800%, 03/15/2036	280	314
5.700%, 10/15/2040	510	561
3.875%, 10/15/2020	530	557
WellPoint
5.875%, 06/15/2017	2,190	2,488
3.125%, 05/15/2022	720	683
1.250%, 09/10/2015	240	240
Wyeth
5.950%, 04/01/2037	1,100	1,291
Zoetis
4.700%, 02/01/2043 (B)	191	178
3.250%, 02/01/2023 (B)	150	143

		34,666

Industrials — 1.3%
Aguila 3
7.875%, 01/31/2018 (B)	280	288
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,428
Boeing
4.875%, 02/15/2020	1,380	1,575
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	197	201
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,419	2,655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$1,491	$1,655
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,490	2,858
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,307	1,478
Eaton (B)
4.150%, 11/02/2042	440	395
2.750%, 11/02/2022 (C)	1,420	1,328
1.500%, 11/02/2017	430	417
General Electric
0.850%, 10/09/2015	460	459
Glencore Funding (B)
4.125%, 05/30/2023	305	272
2.500%, 01/15/2019	420	380
Hutchison Whampoa International 11
4.625%, 01/13/2022 (B)	640	653
Ingersoll-Rand Global Holding
5.750%, 06/15/2043 (B)	270	274
JetBlue Airways, Ser 2004-2, Cl G1
0.650%, 08/15/2016 (A)	2,030	1,918
Lockheed Martin
3.350%, 09/15/2021	1,035	1,030
Northrop Grumman
4.750%, 06/01/2043	585	559
3.250%, 08/01/2023	3,270	3,094
Owens Corning
4.200%, 12/15/2022	375	363
Penske Truck Leasing L.P.
2.875%, 07/17/2018 (B)	341	344
Raytheon
3.125%, 10/15/2020	430	433
Roper Industries
2.050%, 10/01/2018	750	736
United Air Lines
9.750%, 01/15/2017	171	196
United Technologies
4.500%, 06/01/2042	540	533
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	1,000	990
Waste Management
7.375%, 05/15/2029	330	409

		26,921

Information Technology — 0.3%
Apple
2.400%, 05/03/2023	1,630	1,512
Intel
4.000%, 12/15/2032	555	515
International Business Machines
1.625%, 05/15/2020	2,075	1,942
National Semiconductor
6.600%, 06/15/2017	170	200
Oracle
1.200%, 10/15/2017	1,050	1,020
Rogers Communications
3.000%, 03/15/2023	375	350
TSMC Global
1.625%, 04/03/2018 (B)	875	841

		6,380

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.3%
ArcelorMittal
4.500%, 02/25/2017	$280	$284
Ardagh Packaging Finance
4.875%, 11/15/2022 (B)	280	262
Ball
5.000%, 03/15/2022	870	866
4.000%, 11/15/2023	170	157
Barrick
4.100%, 05/01/2023 (B)	2,565	2,143
3.850%, 04/01/2022 (C)	270	227
Barrick North America Finance
5.750%, 05/01/2043 (B)	180	146
Barrick North America Finance LLC
4.400%, 05/30/2021 (C)	1,350	1,207
BHP Billiton Finance USA
3.250%, 11/21/2021	2,110	2,063
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	516
Cliffs Natural Resources (C)
4.875%, 04/01/2021	120	109
4.800%, 10/01/2020	390	351
3.950%, 01/15/2018	930	888
CodelCo
4.750%, 10/15/2014 (B)	470	488
Dow Chemical
5.250%, 11/15/2041	130	129
3.000%, 11/15/2022	1,265	1,176
Eagle Spinco
4.625%, 02/15/2021 (B)	160	154
Ecolab
4.350%, 12/08/2021	290	306
FMG Resources
6.375%, 02/01/2016 (B) (C)	120	120
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,120	1,017
3.100%, 03/15/2020 (B)	560	518
2.375%, 03/15/2018 (B)	210	200
LyondellBasell Industries
6.000%, 11/15/2021	200	225
5.750%, 04/15/2024	200	220
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	310
Rio Tinto Finance USA Ltd.
9.000%, 05/01/2019	690	897
6.500%, 07/15/2018	1,050	1,242
3.750%, 09/20/2021	430	425
2.250%, 12/14/2018	675	656
Rock Tenn
4.000%, 03/01/2023	160	154
3.500%, 03/01/2020	320	313
Southern Copper
5.250%, 11/08/2042	1,550	1,272
Vale
5.625%, 09/11/2042 (C)	386	337
Vale Overseas Ltd.
6.875%, 11/21/2036	1,510	1,529
4.375%, 01/11/2022 (C)	1,789	1,699
Xstrata Finance Canada (B)
5.800%, 11/15/2016	160	175
2.450%, 10/25/2017	810	785
2.050%, 10/23/2015	1,478	1,478

		25,044

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/2017	$440	$497
5.000%, 03/30/2020 (C)	750	805
3.125%, 07/16/2022	1,130	1,041
2.375%, 09/08/2016	415	421
AT&T
6.500%, 09/01/2037	1,360	1,543
6.450%, 06/15/2034	625	712
5.550%, 08/15/2041	360	375
5.500%, 02/01/2018 (C)	1,980	2,265
4.450%, 05/15/2021	190	205
4.300%, 12/15/2042	686	597
2.625%, 12/01/2022	650	595
2.500%, 08/15/2015	1,470	1,515
1.600%, 02/15/2017	795	787
Cellco Partnership
8.500%, 11/15/2018	200	260
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,380	1,534
2.250%, 03/06/2017 (B)	905	909
Intelsat Jackson Holdings
7.500%, 04/01/2021 (C)	380	399
5.500%, 08/01/2023 (B)	70	66
Rogers Communications
6.750%, 03/15/2015	1,015	1,113
Softbank
4.500%, 04/15/2020 (B)	580	559
Sprint Capital
8.750%, 03/15/2032	910	1,001
Telefonica Chile
3.875%, 10/12/2022 (B) (C)	465	425
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	109
5.877%, 07/15/2019	90	97
5.462%, 02/16/2021	50	52
5.134%, 04/27/2020	540	554
4.570%, 04/27/2023	525	503
Verizon Communications
8.750%, 11/01/2018	182	237
7.750%, 12/01/2030	1,060	1,373
6.350%, 04/01/2019	310	368
6.000%, 04/01/2041	270	303
5.500%, 02/15/2018	1,260	1,435
3.850%, 11/01/2042	455	377
3.500%, 11/01/2021	240	241
Vodafone Group
2.950%, 02/19/2023	1,015	938
1.500%, 02/19/2018	860	823
0.900%, 02/19/2016	1,279	1,258

		26,292

Utilities — 2.1%
AES
7.375%, 07/01/2021	40	44
4.875%, 05/15/2023 (C)	920	858
AGL Capital
4.400%, 06/01/2043	465	431
Ameren
8.875%, 05/15/2014	615	656
Ameren Illinois
2.700%, 09/01/2022	785	746
American Electric Power
1.650%, 12/15/2017	760	739
Calpine
7.500%, 02/15/2021 (B)	774	826

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy
2.750%, 05/15/2014	$370	$375
Consolidated Edison of New York
3.950%, 03/01/2043	120	109
Consumers Energy
3.950%, 05/15/2043	305	281
Dominion Resources
8.875%, 01/15/2019	650	849
1.950%, 08/15/2016	265	270
Duke Energy
1.625%, 08/15/2017	380	373
Duke Energy Florida
3.850%, 11/15/2042	500	437
Duke Energy Indiana
4.200%, 03/15/2042	528	478
Duke Energy Progress
4.100%, 05/15/2042	295	270
Electricite de France
4.600%, 01/27/2020 (B)	230	249
Energy Future Holdings
10.000%, 12/01/2020	686	751
Energy Future Intermediate Holding
11.750%, 03/01/2022 (B)	400	442
Exelon
5.625%, 06/15/2035	1,060	1,089
FirstEnergy
4.250%, 03/15/2023	2,000	1,858
2.750%, 03/15/2018	280	273
FirstEnergy, Ser C
7.375%, 11/15/2031	1,735	1,830
Florida Gas Transmission
3.875%, 07/15/2022 (B)	1,700	1,716
Georgia Power
4.300%, 03/15/2043	250	229
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,180
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,323
Midamerican Energy Holdings
6.500%, 09/15/2037	1,160	1,377
NextEra Energy Capital Holdings
3.625%, 06/15/2023	180	173
Niagara Mohawk Power
4.119%, 11/28/2042 (B)	290	260
Nisource Finance
6.800%, 01/15/2019 (C)	2,261	2,675
Northern States Power
2.600%, 05/15/2023	380	358
Oncor Electric Delivery
6.800%, 09/01/2018	1,075	1,299
4.550%, 12/01/2041	1,500	1,423
Pacific Gas & Electric
8.250%, 10/15/2018	280	361
5.800%, 03/01/2037	800	908
4.600%, 06/15/2043	255	251
4.450%, 04/15/2042	700	666
3.250%, 06/15/2023	385	377
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,058
PPL Capital Funding
4.700%, 06/01/2043	435	395
4.200%, 06/15/2022	265	266
3.400%, 06/01/2023	335	317
Progress Energy
3.150%, 04/01/2022	271	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PSEG Power
2.750%, 09/15/2016	$320	$330
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,520
PVNGS II Funding
8.000%, 12/30/2015	1,001	1,061
Southwestern Electric Power
3.550%, 02/15/2022	505	493
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	1,380	1,795

		41,304

Total Corporate Obligations (Cost $552,813) ($ Thousands)		575,967

ASSET-BACKED SECURITIES — 10.3%

Automotive — 1.6%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	201	202
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	1,076	1,081
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	1,487	1,499
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,748	1,770
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	274	275
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	993	994
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	1,664	1,664
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	2,917	2,916
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	961	959
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	1,016	1,006
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	557	556
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	590	589
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	1,948	1,947
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	140	146
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	695	717
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	594

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	$380	$371
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/2017	228	229
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,305	1,298
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	806	806
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	429
Ford Credit Auto Owner Trust, Ser 2012- B, Cl A2
0.570%, 01/15/2015	511	511
Ford Credit Auto Owner Trust, Ser 2012- C, Cl A2
0.470%, 04/15/2015	225	225
Ford Credit Auto Owner Trust, Ser 2013- B, Cl A2
0.380%, 02/15/2016	450	450
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	340	361
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	510	490
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A4
1.930%, 08/18/2016	297	297
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	1,153	1,154
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	386	386
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	1,147	1,145
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	393	393
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	324	327
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	248	248
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.540%, 10/15/2014	225	225
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	258	257
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A3
1.290%, 02/16/2015	97	97
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/2015	210	210
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	285	285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	$294	$294
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	312	312
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,749	1,744
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	1,907	1,905
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	364	364
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	527	526

		32,254

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.443%, 03/15/2017 (A)	373	378
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.343%, 03/15/2018 (A)	250	248
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.433%, 05/15/2020 (A)	1,847	1,841
American Express Issuance Trust II, Ser 2013-1, Cl A
0.479%, 02/15/2019 (A)	1,314	1,306
BA Credit Card Trust, Ser 2007-A6, Cl A6
0.253%, 09/15/2016 (A)	2,870	2,864
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.773%, 09/15/2015 (A)	1,597	1,601
Chase Issuance Trust, Ser 2012-A1, Cl A1
0.293%, 05/16/2016 (A)	1,377	1,375
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.453%, 12/16/2019 (A)	372	370
Chase Issuance Trust, Ser 2012-A6, Cl A
0.323%, 08/15/2017 (A)	3,031	3,022
Chase Issuance Trust, Ser 2013-A3, Cl A3
0.473%, 04/15/2020 (A)	1,155	1,149
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.542%, 08/15/2016 (A)	2,628	2,630
Discover Card Master Trust, Ser 2013-A1, Cl A1
0.493%, 08/17/2020 (A)	556	552
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.743%, 01/15/2017 (A)	457	458
MBNA Credit Card Master Note Trust, Ser 2003-A10, Cl A10
0.453%, 03/15/2016 (A)	637	637
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	1,353	1,338

		19,769

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.6%
AFC Home Equity Loan Trust, Ser 1998- 1, Cl 1A2
0.463%, 04/25/2028 (A)	$21	$20
AFC Home Equity Loan Trust, Ser 2000- 1, Cl 2A
0.433%, 03/25/2030 (A)	2,570	1,466
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/2030	659	650
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.593%, 08/25/2043 (A)	1,972	1,928
Centex Home Equity, Ser 2006-A, Cl AV4
0.443%, 06/25/2036 (A)	4,917	4,300
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	292	293
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.663%, 05/25/2039 (A) (B)	921	856
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	403	398
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.452%, 01/20/2035 (A)	—	—
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.392%, 01/20/2036 (A)	2,555	2,486
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.428%, 03/20/2036 (A)	4,182	4,042
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.563%, 06/25/2035 (A)	1,827	1,795
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.473%, 05/25/2037 (A)	5,500	3,322
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.630%, 06/25/2035 (A)	3,800	3,652
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.683%, 07/25/2035 (A)	3,500	3,145
RASC Trust, Ser 2005-AHL2, Cl A2
0.453%, 10/25/2035 (A)	1,703	1,695
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.353%, 01/25/2037 (A)	6,298	3,810

		33,858

Other Asset-Backed Securities — 6.1%
Academic Loan Funding Trust, Ser 2012- 1A, Cl A2
1.293%, 12/27/2044 (A) (B)	2,100	2,098
ACS Pass-Through Trust, Ser 2007-1A, Cl G1
0.508%, 06/14/2037 (A) (B)	1,879	1,728
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	1,581	1,590
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,541	1,555
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.993%, 09/15/2016 (A)	528	530

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-1, Cl A1
0.992%, 02/15/2017 (A)	$1,125	$1,132
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	806
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.893%, 06/15/2017 (A)	730	734
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	975	961
Avalon IV Capital, Ser 2012-1A, Cl C
3.878%, 04/17/2023 (A) (B)	675	677
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A) (B)	1,133	991
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.283%, 12/26/2024 (A)	560	549
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.473%, 02/25/2035 (A)	2,200	2,177
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.276%, 10/27/2036 (A)	1,750	1,718
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.593%, 09/25/2035 (A)	1,803	1,769
CIT Education Loan Trust, Ser 2007-1, Cl A
0.363%, 03/25/2042 (A) (B)	1,849	1,713
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,786
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	275	269
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.793%, 06/25/2033 (A)	38	36
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.653%, 10/25/2035 (A)	1,213	1,211
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.993%, 10/25/2047 (A)	4,253	3,566
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.493%, 02/15/2034 (A)	659	551
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.349%, 11/15/2036 (A)	164	136
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	71	71
Cronos Containers Program, Ser 2012- 1A, Cl A
4.210%, 05/18/2027 (B)	936	950
Cronos Containers Program, Ser 2012- 2A, Cl A
3.810%, 09/18/2027 (B)	694	693
Educational Funding of the South, Ser 2011-1, Cl A2
0.926%, 04/25/2035 (A)	2,100	2,089

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	$765	$773
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.663%, 01/15/2016 (A)	279	279
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,247
GE Seaco Finance, Ser 2005-1A, Cl A
0.443%, 11/17/2020 (A) (B)	1,903	1,862
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	356	372
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	162	163
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	1,988	2,199
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	1,582	1,750
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.960%, 03/18/2029 (A)	575	511
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,241	1,252
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.591%, 06/19/2029 (A)	325	301
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.699%, 02/20/2030 (A)	375	322
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.699%, 02/20/2032 (A)	421	374
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.700%, 03/13/2032 (A)	570	496
GSAMP Trust, Ser 2003-SEA, Cl A1
0.593%, 02/25/2033 (A)	1,873	1,603
GSAMP Trust, Ser 2006-SEA1, Cl A
0.493%, 05/25/2036 (A) (B)	296	290
HSI Asset Securitization Trust, Ser 2005- I1, Cl 2A3
0.483%, 11/25/2035 (A)	2,309	2,065
Latitude CLO II, Ser 2006-2A, Cl A2
0.603%, 12/15/2018 (A) (B)	1,000	973
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,285	1,375
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.493%, 11/25/2035 (A)	1,132	939
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,840	3,034
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.386%, 10/25/2033 (A)	1,709	1,615
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.373%, 03/23/2037 (A)	1,343	1,265
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.364%, 11/23/2022 (A)	1,617	1,608
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.356%, 10/26/2026 (A)	2,003	1,993

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.283%, 11/27/2018 (A)	$418	$416
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.343%, 05/27/2025 (A)	944	876
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.623%, 03/25/2026 (A) (B)	3,109	3,043
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.993%, 04/25/2046 (A) (B)	442	445
Neptune Finance CCS, Ser 2008-1A, Cl A
0.891%, 04/20/2020 (A) (B)	1,750	1,741
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.101%, 07/25/2025 (A)	1,000	1,005
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.709%, 11/20/2023 (A) (B)	1,750	1,754
Octagon Investment Partners XI, Ser 2007-1A, Cl A1B
0.548%, 08/25/2021 (A) (B)	1,700	1,641
Origen Manufactured Housing, Ser 2006- A, Cl A2
2.737%, 10/15/2037 (A)	2,886	2,394
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WCW1, Cl M2
0.873%, 09/25/2034 (A)	3,356	3,301
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.288%, 12/25/2033 (A)	188	153
Residential Asset Mortgage Products Trust, Ser 2003-RS2, Cl AII
0.873%, 03/25/2033 (A)	36	31
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	886
Scholar Funding Trust, Ser 2011-A, Cl A
1.176%, 10/28/2043 (A) (B)	1,450	1,430
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.675%, 05/15/2028 (A)	360	357
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.993%, 11/25/2043 (A)	245	239
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.843%, 07/15/2022 (A) (B)	772	769
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	1,983	1,884
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.466%, 10/28/2028 (A)	539	536
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.563%, 12/15/2025 (A) (B)	850	842
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.776%, 04/25/2024 (A) (B)	2,813	2,830
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.376%, 04/25/2025 (A)	123	122

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.476%, 07/27/2026 (A)	$581	$588
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.376%, 01/25/2023 (A)	225	224
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.446%, 01/25/2041 (A)	1,900	1,599
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.386%, 01/25/2027 (A)	1,540	1,485
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.346%, 04/25/2022 (A)	339	338
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.436%, 01/25/2041 (A)	1,900	1,604
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.276%, 07/25/2017 (A)	312	311
SLM Student Loan Trust, Ser 2007-2, Cl B
0.446%, 07/25/2025 (A)	391	333
SLM Student Loan Trust, Ser 2010-1, Cl A
0.593%, 03/25/2025 (A)	954	947
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.592%, 12/15/2023 (A) (B)	1,531	1,545
SLM Student Loan Trust, Ser 2012-6, Cl B
1.193%, 04/27/2043 (A)	564	505
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.592%, 08/15/2025 (A) (B)	1,482	1,498
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.293%, 12/15/2021 (A) (B)	1,279	1,285
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.293%, 08/15/2023 (A) (B)	1,022	1,028
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.943%, 10/16/2023 (A) (B)	1,389	1,390
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.943%, 06/15/2045 (A) (B)	1,344	1,368
SLM Student Loan Trust, Ser 2013-2, Cl B
1.693%, 06/25/2043 (A)	281	263
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.495%, 05/26/2020 (A)	1,415	1,411
SLM Student Loan Trust, Ser 2013-3, Cl B
1.695%, 09/25/2043 (A)	291	270
SLM Student Loan Trust, Ser 2013-9, Cl A6
0.826%, 10/26/2026 (A)	1,926	1,679
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.799%, 08/15/2022 (A) (B)	1,112	1,104
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.476%, 04/28/2029 (A)	438	436

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sound Point CLO, Ser 2012-1A, Cl C
3.602%, 10/20/2023 (A) (B)	$750	$752
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC2, Cl A2
0.283%, 03/25/2037 (A)	176	175
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.443%, 11/25/2037 (A)	1,806	1,742
SunTrust Student Loan Trust, Ser 2006- 1A, Cl A3
0.396%, 01/30/2023 (A) (B)	2,010	1,979
Symphony CLO Ltd., Ser 2012-9A, Cl C
3.528%, 04/16/2022 (A) (B)	750	749
TAL Advantage I, Ser 2006-1A, Cl N
0.388%, 04/20/2021 (A) (B)	822	809
TAL Advantage I, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (B)	1,155	1,171
TAL Advantage I, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (B)	190	192
Textainer Marine Containers, Ser 2005- 1A, Cl A
0.440%, 05/15/2020 (A) (B)	867	856
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,120	1,237
Trip Rail Master Funding LLC, Ser 2011- 1A, Cl A1A
4.370%, 07/15/2041 (B)	1,695	1,802
Triton Container Finance LLC, Ser 2007- 1A, Cl N
0.340%, 02/26/2019 (A) (B)	646	638
Triton Container Finance, Ser 2006-1A, Cl N
0.370%, 11/26/2021 (A) (B)	1,503	1,466
Wind River CLO, Ser 2004-1A, Cl B1
1.373%, 12/19/2016 (A) (B)	750	746

		122,967

Total Asset-Backed Securities (Cost $206,487) ($ Thousands)		208,848

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FHLB
5.500%, 07/15/2036	1,580	1,943
2.500%, 05/26/2015 (E)	3,410	3,341
0.070%, 08/14/2013	7,060	7,060
0.065%, 07/19/2013	8,760	8,760
FHLMC
6.750%, 03/15/2031	1,170	1,603
0.085%, 09/04/2013	5,255	5,254
0.070%, 12/09/2013	730	730
FICO STRIPS
9.800%, 04/06/2018	850	1,161
9.700%, 04/05/2019	1,050	1,472
8.600%, 09/26/2019	2,490	3,401
0.092%, 11/02/2018 (D)	1,800	1,641
0.091%, 08/03/2018 (D)	1,820	1,662
0.090%, 04/06/2018 (D)	1,550	1,430
0.080%, 09/26/2019 (D)	100	87
0.070%, 06/06/2019 (D)	250	221
0.060%, 03/07/2019 (D)	770	690
0.050%, 02/08/2018 (D)	510	475
0.040%, 08/03/2018 (D)	780	717

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

0.030%, 08/03/2018 (D)		$820	$749
0.020%, 08/03/2018 (D)		1,470	1,342
0.010%, 05/11/2018 (D)		3,295	3,030
FNMA
7.316%, 10/09/2019 (D)		1,520	1,277
6.250%, 05/15/2029		2,110	2,743
0.500%, 10/22/2015		3,480	3,472
0.120%, 02/24/2014		570	569
0.070%, 10/01/2013		10,700	10,699
Resolution Funding STRIPS
1.564%, 07/15/2020 (D)		820	701
Tennessee Valley Authority
5.250%, 09/15/2039		880	990
4.625%, 09/15/2060		1,370	1,316
3.875%, 02/15/2021		1,510	1,633

Total U.S. Government Agency Obligations (Cost $67,029) ($ Thousands)			70,169

SOVEREIGN DEBT — 1.4%
Brazilian Government International Bond
2.625%, 01/05/2023 (C)		380	331
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	625
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,970
Kommunalbanken
1.125%, 05/23/2018 (B)		3,420	3,300
Mexican Bonos
8.000%, 06/11/2020	MXP	71,870	6,294
6.500%, 06/09/2022	MXP	46,999	3,793
6.500%, 06/09/2022	MXP	39,010	3,148
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,573	1,435
4.750%, 03/08/2044		1,180	1,050
Province of Ontario Canada
0.950%, 05/26/2015		900	906
Province of Quebec Canada
2.625%, 02/13/2023		725	680
Slovakia Government International Bond
4.375%, 05/21/2022 (B) (C)		1,545	1,580
Slovenia Government International Bond (B)
5.850%, 05/10/2023		310	288
5.500%, 10/26/2022		403	371
4.750%, 05/10/2018		1,010	960
Spain Government International Bond MTN
4.000%, 03/06/2018 (B)		500	492
United Mexican States MTN
6.050%, 01/11/2040		248	270

Total Sovereign Debt (Cost $28,403) ($ Thousands)			27,493

MUNICIPAL BONDS — 1.2%
City of Houston, Ser A, GO
6.290%, 03/01/2032		1,850	2,140
County of Clark, Ser C, RB
6.820%, 07/01/2045		550	714

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida Educational Loan Authority, Sub- Ser B, AMT, RB Callable 07/30/13 @ 100
0.495%, 12/01/2036 (A)	$1,800	$1,673
Los Angeles, Community College District, GO
6.750%, 08/01/2049	525	655
New Jersey State, Turnpike Authority, Ser C, RB
7.102%, 01/01/2041	663	853
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	603	710
Ohio State University, Ser A, RB
4.800%, 06/01/2111	205	176
Pennsylvania States, Higher Education Assistance Agency, Sub-Ser HH7, RB
0.167%, 05/01/2046 (A)	4,600	4,462
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	710	634
State of California, GO
7.600%, 11/01/2040	460	623
7.300%, 10/01/2039	790	1,019
6.650%, 03/01/2022	610	722
6.200%, 03/01/2019	1,775	2,072
State of Illinois, GO
5.877%, 03/01/2019	275	301
5.665%, 03/01/2018	2,000	2,192
5.365%, 03/01/2017	310	337
5.100%, 06/01/2033	2,725	2,529
South Carolina State, Student Loan, Ser A2, RB
0.407%, 12/01/2020 (A)	1,850	1,824

Total Municipal Bonds (Cost $21,661) ($ Thousands)		23,636

LOAN PARTICIPATIONS — 0.7%
Aramark, Term Loan
3.784%, 07/26/2016	133	133
Aramark, Term Loan B
3.698%, 07/26/2016	285	285
Bausche & Lomb, Term Loan
4.000%, 05/17/2019	496	495
Brickman Group Holdings, Term Loan
5.500%, 10/14/2016	988	995
Crown Castle International, Term Loan B
4.000%, 01/31/2019	495	491
Del Monte Foods, Term Loan
4.000%, 03/08/2018	1,307	1,301
Dunkin Brands, Term Loan B-2
3.750%, 02/14/2020	742	739
First Data, 1st Lien Term Loan
5.202%, 09/24/2018	1,000	974
First Data, Term Loan
4.195%, 03/24/2018	1,515	1,475
Fortescue Metals Group, Term Loan Cov- Lite
5.250%, 10/12/2017	1,294	1,285
Intelsat, Term Loan B
4.500%, 04/03/2018	497	497
Las Vegas Sands, Term Loan B
2.710%, 05/17/2014	1,068	1,067
Sungard Data Systems
3.918%, 02/28/2016	238	237

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Sungard Data Systems, Term Loan B
3.827%, 03/08/2020	$119	$119
Sungard Data Systems, Term Loan
3.829%, 02/28/2016	461	460
Telesat Canada, Term Loan B
3.500%, 03/26/2019	496	496
Univision Communications
2.250%, 09/29/2014	1,747	1,710
UPC Financing Partnership
3.250%, 06/10/2021	85	85
Virgin Media Investment Holdings, Term Loan B
0.000%, 02/15/2020 (F)	403	398
Virgin Media, Term Loan B
3.500%, 02/15/2020	740	731
Wendy’s / Arby’s Group
4.750%, 05/15/2019	711	708

Total Loan Participations (Cost $14,698) ($ Thousands)		14,681

PREFERRED STOCK — 0.0%
Citigroup Capital XIII,
7.88%	24,750	689

Total Preferred Stock (Cost $647) ($ Thousands)		689

	Number Of Warrants
WARRANTS — 0.0%
SemGroup Warrants, Expires 2014 *	1,362	31

Total Warrants (Cost $—) ($ Thousands)		31

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Bills (D)
0.078%, 11/14/2013	3,500	3,499
0.039%, 08/22/2013	225	225
U.S. Treasury Bonds
7.625%, 02/15/2025	2,950	4,430
4.375%, 05/15/2041	1,432	1,679
3.125%, 11/15/2041	21,350	20,016
3.125%, 02/15/2042	17,915	16,773
3.125%, 02/15/2043	5,165	4,821
3.000%, 05/15/2042	1,030	939
2.875%, 05/15/2043	5,481	4,851
2.750%, 08/15/2042	32,997	28,481
2.750%, 11/15/2042	12,314	10,617
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	914	1,111
2.125%, 02/15/2041	5,336	6,497
2.000%, 01/15/2014	7,224	7,324
2.000%, 07/15/2014	7,864	8,119
1.250%, 04/15/2014	8,944	9,066
0.750%, 02/15/2042	1,297	1,141
0.625%, 02/15/2043	7,140	6,005
0.500%, 04/15/2015	7,114	7,291
0.125%, 04/15/2016	10,919	11,200
0.125%, 04/15/2017	19,150	19,648
0.125%, 04/15/2018	9,546	9,792
U.S. Treasury Notes
4.250%, 08/15/2013	4,205	4,227
3.500%, 02/15/2018	3,340	3,675
3.125%, 09/30/2013	360	362
3.125%, 04/30/2017	1,989	2,148

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

2.750%, 10/31/2013	$14,440	$14,542
2.750%, 11/30/2016	3,892	4,140
2.375%, 09/30/2014	1,307	1,342
2.000%, 02/15/2023	15,365	14,788
1.875%, 06/30/2020	30	30
1.750%, 05/15/2023	8,054	7,543
1.625%, 11/15/2022	650	607
1.500%, 12/31/2013	4,000	4,027
1.375%, 11/30/2015	6,466	6,603
1.375%, 06/30/2018	54,254	54,224
1.375%, 05/31/2020	4,849	4,680
1.125%, 04/30/2020	7,910	7,522
1.000%, 05/31/2018 (C)	1,107	1,088
0.750%, 03/31/2018	5,130	4,993
0.625%, 04/30/2018 (C)	7,044	6,807
0.500%, 06/15/2016	5,096	5,075
0.375%, 06/15/2015	3,905	3,906
0.375%, 06/30/2015	5,985	5,987
0.375%, 11/15/2015	100	100
0.250%, 01/15/2015	6,667	6,666
0.250%, 02/28/2015	5,343	5,339
0.250%, 03/31/2015	2,895	2,892
0.250%, 10/15/2015	13,476	13,416
0.125%, 07/31/2014	6,566	6,561
U.S. Treasury STRIPS
0.560%, 11/15/2027 (D)	5,135	3,236

Total U.S. Treasury Obligations (Cost $388,011) ($ Thousands)		380,051

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	123,380,597	123,381

Total Cash Equivalent (Cost $123,381) ($ Thousands)		123,381

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.100% ** † (G)	51,461,988	51,462

Total Affiliated Partnership (Cost $51,462) ($ Thousands)		51,462

COMMERCIAL PAPER (D) — 0.8%
Lloyds TSB Bank
0.240%, 08/07/2013	3,645	3,644
Macquarie Bank
0.320%, 10/24/2013 (B)	6,095	6,090
RBS Holdings USA
0.350%, 08/20/2013 (B)	6,510	6,508

Total Commercial Paper (Cost $16,240) ($ Thousands)		16,242

Total Investments — 115.8% (Cost $2,319,605) ($ Thousands) @		$2,335,923

PURCHASED OPTION * †† — 0.0%
July 2013, EUR Currency Call, Expires 07/11/2013, Strike Price: $1.295	13,800,000	69

Total Purchased Option (Cost $161) ($ Thousands)		69

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTIONS * †† — 0.1%
March 2014 3-Month LIBOR Put, Expires 03/14/2014, Strike Rate: 2.650%	3,650	$175
March 2014 3-Month LIBOR Put, Expires 03/14/2014, Strike Rate: 2.650%	3,650	175
March 2018 3-Month LIBOR Put, Expires 03/15/2018, Strike Rate: 4.500%	4,800	471
March 2018 3-Month LIBOR Put, Expires 03/15/2018, Strike Rate: 4.500%	4,800	471
March 2018 3-Month LIBOR Put, Expires 04/09/2018, Strike Rate: 4.500%	5,810	383

Total Purchased Swaptions (Cost $1,194) ($ Thousands)		1,675

WRITTEN OPTION * †† — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20, Strike Inflation: 0.00%	(3,990,000)	(4)

Total Written Option (Premiums Received $46) ($ Thousands)		(4)

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3-Month Euro EURIBOR	96	Jun-2015	$(13)
90-Day Euro$	60	Dec-2014	(20)
90-Day Euro$	(60)	Dec-2015	115
90-Day Euro$	97	Mar-2015	45
U.S. 10-Year Treasury Note	(611)	Sep-2013	2,193
U.S. 2-Year Treasury Note	(362)	Sep-2013	58
U.S. 5-Year Treasury Note	438	Oct-2013	(815)
U.S. Long Treasury Bond	(48)	Sep-2013	222
U.S. Ultra Long Treasury Bond	(46)	Dec-2013	260

			$2,045

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/2/13	USD	3,410	PHP	140,200	$(164)
8/15/13	USD	3,462	BRL	7,040	(305)
8/16/13	EUR	12,876	USD	16,910	172
8/16/13	GBP	4,455	USD	6,903	149
8/16/13	JPY	1,663,180	USD	16,795	47
8/16/13	USD	6,613	JPY	656,450	(2)

					$(103)

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Barclay Capital	(3,458)	3,477	$19
Citigroup	(44,399)	44,216	(183)
JPMorgan Chase Bank	(5,867)	5,928	61

			$(103)

    -

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of outstanding swap agreements held by the Fund at June 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	Itrx Eur Snr Fin 06//18	BUY	(1.00)%	06/20/18	1,800	$9
BNP Paribas	Itrx.Senfin.1 9 1.0% 06//18	BUY	(1.00)%	06/20/18	800	(2)
Deutsche Bank	Metlife, Inc.	SELL	1.00%	06/20/18	(1,590)	28

						$35

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	2.71%	3-Month LIBOR	08/15/42	3,245	$427
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	2,177	65
Barclays Capital	3.49%	3-Month LIBOR	03/15/46	3,370	226
Barclays Capital	2.42%	3 Month LIBOR	11/15/27	1,620	97
Barclays Capital	2.48%	3 Month LIBOR	11/15/27	1,620	111
Barclays Capital	3-Month LIBOR	3.15%	03/15/26	7,520	(373)
Goldman Sachs	3.13%	3-Month LIBOR	04/09/46	3,550	477
Goldman Sachs	2.80%	3-Month LIBOR	04/09/26	7,870	1,057
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	1,780	48

					$2,135

For the period ended June 30, 2013, the total amount of all open swaps, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

Percentages are based on a Net Assets of $2,017,318 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Investment in Affiliated Security.

††	For the period ended June 30, 2013, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

‡	Real Estate Investment Trust.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $49,728 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specified date.

(F)	Unsettled bank loan. Interest rate not available.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2013 was $51,462 ($ Thousands).

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Security

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Administration

NSA — Not Seasonally Adjusted

NY — New York

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

@	At June 30, 2013, the tax basis cost of the Fund’s investments was $2,319,605 ($ Thousands), and the unrealized appreciation and depreciation were $88,804 ($ Thousands) and $(72,486) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$843,273	$—	$843,273
Corporate Obligations	—	575,967	—	575,967
Asset-Backed Securities	—	210,672	—	210,672
U.S. Government Agency
Obligations	—	70,169	—	70,169
Sovereign Debt	—	27,493	—	27,493
Municipal Bonds	—	21,812	—	21,812
Loan Participations	—	14,681	—	14,681
Preferred Stock	689	—	—	689
Warrants	—	31	—	31
U.S. Treasury Obligations	—	380,051	—	380,051
Cash Equivalent	123,381	—	—	123,381
Affiliated Partnership	—	51,462	—	51,462
Commercial Paper	—	16,242	—	16,242

Total Investments in Securities	$124,070	$2,211,853	$—	$2,335,923

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Purchased Option	$69	$—	$—	$69
Purchased Swaptions	—	1,325	350	1,675
Written Option	(4)	—	—	(4)
Future Contracts*	2,045	—	—	2,045
Forward Contracts*	—	(103)	—	(103)
Credit Default Swaps*	—	35	—	35
Interest Rate Swaps*	—	2,135	—	2,135

Total Other Financial Instruments	$2,110	$3,392	$350	$5,852

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2013

As of June 30, 2013, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $2.6 million, and is the seller (“providing protection”) on a total notional amount of $1.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	($19,761)	—	—	—	($19,761)
Maximum potential amount of future payments	$1,590,000	—	—	—	$1,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 200	—	—	$1,590,000	—	—	$1,590,000
201 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	—	—	$1,590,000	—	—	$1,590,000

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.9%

Agency Mortgage-Backed Obligations — 34.3%
FHLMC
11.000%, 02/17/2021	$182	$188
10.000%, 03/17/2026 to 10/01/2030	846	952
7.500%, 01/01/2032 to 09/01/2038	910	1,075
6.500%, 10/01/2031 to 09/01/2038	1,564	1,756
6.000%, 08/01/2015 to 09/01/2038	2,352	2,568
5.500%, 06/01/2020 to 01/01/2039	6,832	7,377
5.000%, 03/01/2034 to 04/01/2042	7,361	7,999
4.500%, 04/01/2035 to 11/01/2042	4,287	4,613
4.000%, 06/01/2033 to 07/01/2043	14,249	14,965
3.500%, 03/01/2033 to 06/01/2043	7,576	7,632
3.000%, 07/01/2032 to 06/01/2043	3,716	3,611
2.500%, 11/01/2027	711	716
2.375%, 01/13/2022	1,300	1,263
0.500%, 09/14/2015	1,870	1,866
0.100%, 12/18/2013	140	140
FHLMC ARM (A)
6.479%, 10/01/2037	213	234
6.365%, 02/01/2037	86	92
6.117%, 11/01/2036	74	78
6.012%, 04/01/2037	25	27
5.557%, 06/01/2037	148	159
5.055%, 07/01/2036	131	142
4.989%, 01/01/2035	123	133
4.916%, 02/01/2036	387	416
3.438%, 03/01/2036	828	891
3.069%, 11/01/2036	50	53
3.054%, 03/01/2037	242	258
2.957%, 05/01/2037	508	541
2.903%, 04/01/2037	118	126
2.885%, 05/01/2037	381	409
2.758%, 05/01/2038	196	209
2.554%, 10/01/2037	64	68
2.095%, 05/01/2037	305	322
2.050%, 04/01/2037	45	48
1.837%, 05/01/2043	262	263
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	831	918
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	348	395
FHLMC CMO, Ser 2002-48, Cl 1A
7.057%, 07/25/2033 (A)	7	8
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	75	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	$103	$124
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	108	130
FHLMC CMO, Ser 2005-2945, Cl SA
11.948%, 03/15/2020 (A)	55	63
FHLMC CMO, Ser 2005-2967, PO
0.000%, 04/15/2020	135	133
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	166	184
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	156	145
FHLMC CMO, Ser 2006-3117, PO
0.000%, 02/15/2036	170	162
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	115	105
FHLMC CMO, Ser 2006-3200, PO
0.000%, 08/15/2036	160	149
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	382	415
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/2037	36	34
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	370	415
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.807%, 11/15/2037 (A)	137	18
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.857%, 05/15/2038 (A)	163	25
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	115	128
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	154	145
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	95	107
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	271	248
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	166	156
FHLMC CMO, Ser 2010-3621, PO
0.000%, 01/15/2040	93	88

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	$1,568	$1,686
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	662	788
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	333	58
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	397	27
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	595	56
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	362	18
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	509	52
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	261	28
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	428	46
FHLMC CMO, Ser 2011-3804, Cl FN
0.642%, 03/15/2039 (A)	719	724
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,142	1,248
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	175	179
FHLMC CMO, Ser 2011-3925, Cl FL
0.642%, 01/15/2041 (A)	863	872
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.758%, 10/15/2041 (A)	1,091	273
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	851	887
FHLMC CMO, Ser 2012-279, Cl F6
0.642%, 09/15/2042 (A)	486	489
FHLMC CMO, Ser 2012-281, Cl F1
0.692%, 10/15/2042 (A)	486	491
FHLMC CMO, Ser 2012-4116, Cl LS, IO
6.008%, 10/15/2042 (A)	843	183
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	986	963
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.058%, 09/15/2042 (A)	696	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	$1,000	$1,057
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	142	159
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	268	303
FHLMC CMO, Ser 239, Cl S30, IO
7.508%, 08/15/2036 (A)	346	42
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	310	346
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	220	244
FHLMC CMO, Ser 2631, Cl SA
14.497%, 06/15/2033 (A)	101	123
FHLMC CMO, Ser 2725, Cl SC
8.778%, 11/15/2033 (A)	38	41
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	61	60
FHLMC CMO, Ser 3001, Cl HP
21.230%, 05/15/2035 (A)	92	125
FHLMC CMO, Ser 3006, Cl QS
19.643%, 07/15/2035 (A)	218	312
FHLMC CMO, Ser 3012, Cl GK
23.884%, 06/15/2035 (A)	120	176
FHLMC CMO, Ser 3217, Cl CX, IO
6.397%, 09/15/2036 (A)	394	55
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	219	199
FHLMC CMO, Ser 3262, Cl SG, IO
6.208%, 01/15/2037 (A)	372	42
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/2023	175	176
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	59	56
FHLMC CMO, Ser 3383, Cl SA, IO
6.257%, 11/15/2037 (A)	393	67
FHLMC CMO, Ser 3422, Cl SE
16.969%, 02/15/2038 (A)	45	59
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	126	11
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	65	60
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	84	77
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	1,394	1,439
FHLMC CMO, Ser 3632, Cl BS
16.858%, 02/15/2040 (A)	100	132
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	586	79

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	$728	$856
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	185	218
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	121	147
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	392	470
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	496	578
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	568	650
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	193	211
FHLMC CMO, Ser T-76, Cl 2A
3.392%, 10/25/2037 (A)	281	281
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl XI, IO
1.514%, 06/25/2022 (A)	379	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.906%, 09/25/2022 (A)	339	22
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	342	376
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	852
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.210%, 01/25/2020 (A)	1,545	85
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, IO
1.671%, 06/25/2020 (A)	495	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.666%, 08/25/2020 (A)	514	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.452%, 12/25/2021 (A)	306	28
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.716%, 02/25/2018 (A)	1,290	79
FHLMC TBA
3.000%, 08/01/2042 to 08/25/2043	6,810	6,626
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	298	335
FNMA
7.500%, 10/01/2037 to 04/01/2039	664	759

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.000%, 04/01/2032 to 01/01/2039	$426	$489
6.500%, 05/01/2027 to 10/01/2038	1,594	1,809
6.000%, 10/01/2019 to 10/01/2040	8,491	9,387
5.500%, 02/01/2021 to 04/01/2040	8,243	9,041
5.000%, 01/01/2020 to 09/01/2041	23,780	25,914
4.640%,01/01/2021	487	545
4.540%, 01/01/2020	478	534
4.530%, 12/01/2019	481	545
4.500%, 08/01/2021 to 12/01/2042	5,701	6,149
4.390%, 05/01/2021	250	277
4.380%, 01/01/2021 to 04/01/2021	1,469	1,626
4.369%, 02/01/2020	481	535
4.360%, 05/01/2021	1,000	1,106
4.317%, 07/01/2021	702	778
4.303%, 07/01/2021	1,107	1,226
4.302%, 01/01/2021	291	320
4.300%, 04/01/2021	249	275
4.291%, 06/01/2021	491	543
4.250%, 04/01/2021	750	824
4.240%, 06/01/2021	1,000	1,098
4.130%, 08/01/2021	976	1,065
4.066%, 07/01/2020	395	432
4.060%, 07/01/2021	1,000	1,087
4.000%, 07/01/2042 to 07/25/2043	7,448	7,739
3.670%, 07/25/2023	1,000	1,009
3.632%, 12/01/2020	1,227	1,302
3.590%, 12/01/2020	480	504
3.505%, 09/01/2020	956	1,003
3.500%, 01/01/2026 to 07/01/2043	23,088	23,339
3.430%, 10/01/2020	963	1,005
3.290%, 10/01/2020	350	362
3.230%, 11/01/2020	347	357
3.000%, 03/01/2027 to 06/01/2043	18,356	18,098
2.703%, 04/01/2023	1,458	1,421
2.680%, 07/01/2022	2,000	1,959
2.510%, 06/01/2023	500	477
2.500%, 12/01/2022 to 10/01/2042	1,950	1,966
2.460%, 04/01/2023	937	899
2.420%, 06/01/2023	500	474
2.110%, 01/12/2018	596	597
FNMA ARM (A)
6.200%, 08/01/2036	72	79
5.806%, 09/01/2037	122	132
5.409%, 01/01/2023	54	59
3.335%, 03/01/2036	228	242
3.176%, 11/01/2036	160	170
3.123%, 09/01/2037	4	4
2.945%, 09/01/2036	85	91
2.935%, 12/01/2036	495	528
2.901%, 11/01/2036	137	147
2.884%, 07/01/2037	279	298

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.839%, 07/01/2037	$154	$165
2.816%, 12/01/2036	151	162
2.580%, 04/01/2036	145	156
2.567%, 04/01/2037	99	105
2.560%, 11/01/2037	175	186
2.340%, 03/01/2043	272	269
2.304%, 11/01/2037	293	313
1.890%, 06/01/2043	592	587
1.836%, 07/01/2037	321	341
1.802%, 07/01/2043	280	281
1.734%, 07/01/2043	207	205
1.477%, 07/01/2043	200	199
0.944%, 01/01/2019	196	196
0.660%, 01/01/2023	496	497
0.558%, 01/01/2023	198	199
0.548%, 01/01/2023	496	497
0.538%, 01/01/2023	500	501
FNMA CMO STRIPS, Ser 2005- 360, Cl 2, IO
5.000%, 08/01/2035	557	83
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	193	213
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	85	81
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	169	204
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	81	99
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	1	1
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	339	388
FNMA CMO, Ser 2003-131, Cl SK
15.814%, 01/25/2034 (A)	123	168
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,125
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	53	48
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	127	123
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	56	56
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	46	46
FNMA CMO, Ser 2004-89, Cl SM
17.344%, 09/25/2024 (A)	432	552
FNMA CMO, Ser 2005-106, Cl US
23.859%, 11/25/2035 (A)	576	865
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	844	909
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	112	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-72, Cl SB
16.392%, 08/25/2035 (A)	$134	$170
FNMA CMO, Ser 2005-90, Cl ES
16.392%, 10/25/2035 (A)	135	180
FNMA CMO, Ser 2006-117, Cl GS, IO
6.457%, 12/25/2036 (A)	132	21
FNMA CMO, Ser 2006-118, Cl A2
0.260%, 12/25/2036 (A)	172	162
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	102	93
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	102	98
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	54	54
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	93	91
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	626	704
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	128	141
FNMA CMO, Ser 2007-100, Cl SM, IO
6.257%, 10/25/2037 (A)	334	40
FNMA CMO, Ser 2007-101, Cl A2
0.443%, 06/27/2036 (A)	136	135
FNMA CMO, Ser 2007-112, Cl SA, IO
6.257%, 12/25/2037 (A)	337	41
FNMA CMO, Ser 2007-114, Cl A6
0.393%, 10/27/2037 (A)	200	200
FNMA CMO, Ser 2007-116, Cl HI, IO
1.725%, 01/25/2038 (A)	236	16
FNMA CMO, Ser 2007-29, Cl SG
22.023%, 04/25/2037 (A)	55	76
FNMA CMO, Ser 2007-65, Cl KI, IO
6.427%, 07/25/2037 (A)	227	30
FNMA CMO, Ser 2007-72, Cl EK, IO
6.207%, 07/25/2037 (A)	308	50
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	45	45
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,091
FNMA CMO, Ser 2007-85, Cl SG
15.767%, 09/25/2037 (A)	91	116
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	353	3
FNMA CMO, Ser 2008-4, Cl SD, IO
5.807%, 02/25/2038 (A)	647	81

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	$250	$280
FNMA CMO, Ser 2009-103, Cl MB
2.934%, 12/25/2039 (A)	235	252
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	253	29
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	234	221
FNMA CMO, Ser 2009-84, Cl WS, IO
5.707%, 10/25/2039 (A)	186	25
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,694	1,655
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	120	17
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	198	179
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	518	20
FNMA CMO, Ser 2009-99, Cl SC, IO
5.987%, 12/25/2039 (A)	210	24
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/2039 (A)	314	351
FNMA CMO, Ser 2010-1, Cl WA
6.171%, 02/25/2040 (A)	128	140
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	149	169
FNMA CMO, Ser 2010-23, Cl KS, IO
6.907%, 02/25/2040 (A)	359	54
FNMA CMO, Ser 2010-35, Cl SB, IO
6.227%, 04/25/2040 (A)	234	32
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	94	85
FNMA CMO, Ser 2010-68, Cl SA, IO
4.807%, 07/25/2040 (A)	1,107	171
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	712	859
FNMA CMO, Ser 2011-87, IO
6.357%, 04/25/2040 (A)	771	171
FNMA CMO, Ser 2012-101, IO
3.000%, 06/25/2027	1,270	151
FNMA CMO, Ser 2012-108, Cl F
0.693%, 10/25/2042 (A)	486	490
FNMA CMO, Ser 2012-112, Cl FD
0.693%, 10/25/2042 (A)	489	494
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,344	2,355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	$213	$212
FNMA CMO, Ser 2012-14, Cl FG
0.593%, 07/25/2040 (A)	875	879
FNMA CMO, Ser 2012-93, Cl SM, IO
5.907%, 09/25/2042 (A)	573	130
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	1,200	1,198
FNMA CMO, Ser 2012-M15, Cl A
2.657%, 10/25/2022 (A)	934	910
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	980	1,004
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	511	604
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	295	346
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	344	380
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	376	450
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	330	379
FNMA Interest CMO, Ser 1998-300, PO
0.000%, 09/01/2024	125	120
FNMA TBA
4.500%, 08/01/2033 to 07/01/2037	4,895	5,175
4.000%, 07/13/2039	5,900	6,146
3.500%, 07/01/2041 to 08/25/2043	18,250	18,501
3.000%, 07/01/2042 to 08/25/2043	12,175	11,882
2.500%, 07/01/2027 to 07/25/2043	12,415	12,429
2.000%, 08/25/2028	1,615	1,569
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.907%, 06/25/2042 (A)	450	103
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.849%, 12/25/2042 (A)	248	295
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	210	223
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	89
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	217	249
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	423	485

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	$512	$596
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.413%, 03/25/2045 (A)	536	531
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	280	328
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.413%, 02/25/2036 (A)	226	225
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.453%, 11/25/2046 (A)	325	325
GNMA
7.500%, 10/15/2037	172	196
7.000%, 09/15/2031	81	98
6.500%, 12/15/2035	785	884
6.000%, 09/20/2038 to 01/15/2040	1,292	1,445
GNMA ARM
1.625%, 02/20/2034 (A), (B)	502	525
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	660	749
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	146	158
GNMA CMO, Ser 2003-97, Cl SA, IO
6.357%, 11/16/2033 (A)	444	81
GNMA CMO, Ser 2004-11, Cl SX
16.945%, 02/20/2034 (A)	37	53
GNMA CMO, Ser 2004-28, Cl SV
8.802%, 04/20/2034 (A)	221	245
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	110	105
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	19	19
GNMA CMO, Ser 2004-87, Cl SB
7.444%, 03/17/2033 (A)	152	166
GNMA CMO, Ser 2005-28, PO
0.000%, 02/17/2033	314	307
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	468
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	51	45
GNMA CMO, Ser 2006-38, Cl SG, IO
6.452%, 09/20/2033 (A)	242	16
GNMA CMO, Ser 2007-26, Cl SW, IO
6.002%, 05/20/2037 (A)	478	67
GNMA CMO, Ser 2007-27, Cl SD, IO
6.002%, 05/20/2037 (A)	303	43
GNMA CMO, Ser 2007-72, Cl US, IO
6.358%, 11/20/2037 (A)	185	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-78, Cl SA, IO
6.332%, 12/16/2037 (A)	$1,905	$327
GNMA CMO, Ser 2007-82, Cl SA, IO
6.332%, 12/20/2037 (A)	254	38
GNMA CMO, Ser 2007-9, Cl CI, IO
6.008%, 03/20/2037 (A)	419	59
GNMA CMO, Ser 2008-1, PO
0.000%, 01/20/2038	101	88
GNMA CMO, Ser 2008-10, Cl S, IO
5.632%, 02/20/2038 (A)	395	58
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	71	69
GNMA CMO, Ser 2008-33, Cl XS, IO
7.502%, 04/16/2038 (A)	182	24
GNMA CMO, Ser 2008-55, Cl SA, IO
6.002%, 06/20/2038 (A)	430	61
GNMA CMO, Ser 2009-106, Cl AS, IO
6.202%, 11/16/2039 (A)	471	76
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	249	41
GNMA CMO, Ser 2009-24, Cl DS, IO
6.102%, 03/20/2039 (A)	508	66
GNMA CMO, Ser 2009-25, Cl SE, IO
7.402%, 09/20/2038 (A)	306	58
GNMA CMO, Ser 2009-43, Cl SA, IO
5.752%, 06/20/2039 (A)	325	49
GNMA CMO, Ser 2009-6, Cl SH, IO
5.842%, 02/20/2039 (A)	276	37
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	141	20
GNMA CMO, Ser 2009-65, Cl TS, IO
6.202%, 12/20/2038 (A)	563	78
GNMA CMO, Ser 2009-66, Cl XS, IO
6.602%, 07/16/2039 (A)	3,230	535
GNMA CMO, Ser 2009-67, Cl SA, IO
5.852%, 08/16/2039 (A)	222	33
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	566
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	330	283
GNMA CMO, Ser 2009-83, Cl TS, IO
5.902%, 08/20/2039 (A)	399	53

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	$125	$105
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	414	334
GNMA CMO, Ser 2010-4, Cl NS, IO
6.192%, 01/16/2040 (A)	4,190	694
GNMA CMO, Ser 2010-47, Cl PX, IO
6.502%, 06/20/2037 (A)	623	94
GNMA CMO, Ser 2010-H11, Cl FA
1.193%, 06/20/2060 (A)	576	588
GNMA CMO, Ser 2011-H08, Cl FD
0.704%, 02/20/2061 (A)	577	576
GNMA CMO, Ser 2012-H25, Cl FA
0.904%, 12/20/2061 (A)	971	972
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	502	489
GNMA TBA
4.000%, 08/01/2039	800	838
3.500%, 07/15/2041 to 07/01/2042	10,800	11,078
3.000%, 07/19/2042 to 08/20/2043	3,355	3,313
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	313
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	417	432

		338,493

Non-Agency Mortgage-Backed Obligations — 6.6%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.460%, 02/02/2037 (A) (C)	116	112
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A) (C)	128	127
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (C)	300	309
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (C)	78	79
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	190	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.430%, 02/25/2045 (A)	$980	$973
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.750%, 05/24/2036 (A) (C)	101	104
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.750%, 05/24/2036 (A) (C)	100	105
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.293%, 03/26/2037 (A) (C)	614	623
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.451%, 10/28/2036 (A) (C)	34	34
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	132	137
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	297	310
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	95	98
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	100	102
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	58	60
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	89	93
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.206%, 02/10/2051 (A)	220	252
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (A)	40	43
Banc of America Funding, Ser 2004-C, Cl 1A1
5.061%, 12/20/2034 (A)	66	65
Banc of America Funding, Ser 2006-G, Cl 2A3
0.362%, 07/20/2036 (A)	590	569
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A) (C)	135	138
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	163	166
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	232	232

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	$5	$5
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	365	386
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	313
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	215	238
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	247
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	309	337
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.743%, 05/25/2018 (A)	64	62
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.643%, 08/25/2018 (A)	22	21
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	124	127
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	40	41
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	56	58
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	200	187
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	141
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/2037 (C)	100	99
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	95	100
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	328	347
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	143	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.284%, 04/26/2037 (A) (C)	$247	$249
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A) (C)	36	36
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.002%, 04/26/2035 (A) (C)	49	48
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.478%, 07/26/2045 (A) (C)	203	197
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.993%, 01/26/2036 (A) (C)	76	74
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.873%, 02/26/2047 (A) (C)	41	40
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	169	166
BCAP LLC Trust, Ser 2011-RR5
0.343%, 05/28/2036 (A) (C)	173	159
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.838%, 07/26/2036 (A) (C)	81	80
BCAP Trust, Ser 2011-RR10, Cl 2A1
1.122%, 09/26/2037 (A) (C)	377	339
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.390%, 05/26/2036 (A) (C)	411	382
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.363%, 08/26/2036 (A) (C)	326	314
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.075%, 05/25/2034 (A)	67	67
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	138	137
Bear Stearns Commercial Mortgage Securities Trust, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	1	1

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	$116	$117
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	13	13
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A4A
5.296%, 10/12/2042 (A)	795	857
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.714%, 06/11/2040 (A)	105	117
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.888%, 06/11/2050 (A)	70	78
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.272%, 06/11/2041 (A) (C)	2,301	29
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.447%, 03/11/2039 (A)	100	109
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.218%, 07/15/2044 (A)	100	105
CD Mortgage Trust, Ser 2006- CD2, Cl AM
5.351%, 01/15/2046 (A)	120	128
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (C)	249	273
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.889%, 02/25/2037 (A)	97	96
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.928%, 02/25/2037 (A)	48	47
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.849%, 07/25/2037 (A)	120	118
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
3.020%, 07/25/2037 (A)	121	120
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	265	278
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	125
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.696%, 12/10/2049 (A)	146	165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	$96	$92
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	94	94
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.935%, 11/25/2038 (A) (C)	185	188
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (C)	67	68
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	842	849
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	410	420
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.273%, 02/25/2047 (A) (C)	32	32
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.391%, 02/25/2046 (A) (C)	105	98
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (C)	137	135
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.080%, 01/15/2046 (A) (C)	13,913	23
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.219%, 12/11/2049 (A) (C)	11,969	92
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	125	137
COMM Mortgage Trust, Ser 2012-CR2, IO
2.120%, 08/15/2045 (A)	763	89
COMM Mortgage Trust, Ser 2012-CR2, Cl ASB
2.752%, 08/15/2045	265	259
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/2046	316	306
Commercial Mortgage Pass- Through Certificates, Ser 2007-C9, Cl A4
5.800%, 12/10/2049 (A)	400	454
Commercial Mortgage Pass- Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	330	322

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (D)	$956	$973
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	160	163
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	1,113	1,192
Commerical Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	629	691
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	211	219
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	339	350
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.523%, 08/25/2018 (A)	24	25
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	79	81
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	225	234
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	108	115
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	116	120
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.665%, 10/25/2033 (A)	928	906
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	58	60
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	134	141
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	229	244
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.674%, 03/15/2039 (A)	215	235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.808%, 09/26/2046 (A) (C)	$85	$85
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A) (C)	100	97
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (C)	54	54
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	218	222
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.832%, 07/28/2036 (A) (C)	109	106
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.454%, 08/28/2047 (A) (C)	192	192
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.198%, 03/27/2046 (A) (C)	329	329
CSMC, Ser 2012-11R, Cl A6
1.198%, 06/28/2047 (A) (C)	456	440
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	215	233
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	500	536
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (C)	660	661
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (C)	845	844
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	107
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.645%, 02/25/2020 (A)	73	76
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.330%, 04/26/2037 (A) (C)	33	32

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (C)	$320	$330
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (C)	140	136
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (C)	209	215
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	58	60
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (C)	347	364
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	141	141
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.388%, 10/19/2033 (A)	169	170
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	131	137
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	179	182
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	161	171
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	67	69
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	45
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.798%, 11/10/2039 (A) (C)	2,809	44
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	122	120
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,753
GS Mortgage Securities Trust, Ser 2013-GC12, Cl A4
3.135%, 06/10/2046	431	405
GS Mortgage Securities Trust, Ser NYC5, Cl A
2.318%, 01/10/2030 (C)	122	121
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.543%, 09/25/2035 (A) (C)	173	144
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.422%, 10/25/2033 (A)	273	274

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	$181	$189
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.693%, 06/25/2035 (A)	35	33
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	42	41
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.679%, 10/25/2034 (A)	1,294	1,254
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.293%, 01/25/2035 (A)	520	462
Impac CMB Trust, Ser 2007-A, Cl M1
0.593%, 05/25/2037 (A)	691	621
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	108	113
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.543%, 05/25/2036 (A)	98	96
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.543%, 08/25/2036 (A)	121	113
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.443%, 04/25/2037 (A)	312	281
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	675	749
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	235	233
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	66	68
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.875%, 02/12/2051 (A)	100	112
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	117	122
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	206	196
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	590	569

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	$628	$651
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	64	64
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.155%, 06/12/2043 (A)	12,308	82
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	1,464	1,609
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.348%, 05/15/2047 (A)	150	149
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	203	227
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (A)	120	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	204	213
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	107	107
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	377	381
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	82	83
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	366	349
JPMorgan Chase Commercial Mortgage Securities, Ser LDP8, Cl A4
5.399%, 05/15/2045	915	1,005
JPMorgan Chase Commercial Securities Pass-Through Certficiates, Ser 2003-CB6, Cl A2
5.255%, 07/12/2037 (A)	19	20
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.911%, 07/25/2034 (A)	40	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
3.006%, 09/25/2034 (A)	$44	$44
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.956%, 08/25/2034 (A)	376	369
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.898%, 11/25/2033 (A)	194	193
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.956%, 08/25/2034 (A)	190	185
JPMorgan Reremic, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (C)	77	77
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.874%, 07/15/2044 (A)	129	133
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	17	17
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	44	45
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	216
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.532%, 02/15/2041 (A) (C)	7,679	67
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.865%, 06/15/2038 (A)	125	139
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	32	33
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.216%, 09/15/2045 (A)	40	45
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	108	114
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (C)	61	49
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	253	264
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	26	27
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	68	71
Merrill Lynch Commecial Mortgage, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	210	226

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.727%, 07/25/2033 (A)	$40	$41
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.104%, 02/25/2034 (A)	315	316
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	127	131
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	165	177
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.365%, 01/12/2044 (A)	120	128
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.228%, 12/12/2049 (A) (C)	2,954	36
MLCC Mortgage Investors, Ser 2004-A, Cl A2
1.181%, 04/25/2029 (A)	91	88
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C5, Cl A3
2.825%, 08/15/2045	217	212
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	377	362
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	483	483
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046	62	64
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	70	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	176	169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	71	66
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AAB
2.657%, 05/15/2046	185	177
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	75
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	575	591

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	$28	$29
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	63	67
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.183%, 11/14/2042 (A)	14	14
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	840	892
Morgan Stanley Capital I, Ser 2007-HQ11, IO
0.226%, 02/12/2044 (A) (C)	7,747	42
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.647%, 06/11/2042 (A)	100	113
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	290	304
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	177
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	588	595
Morgan Stanley Capital I, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	130	108
Morgan Stanley Re-Remic Trust, Ser 2009-IO, PO
0.000%, 07/17/2056 (C)	150	147
Morgan Stanley Re-Remic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (C)	39	39
Morgan Stanley Re-Remic Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (C)	3	3
Morgan Stanley Re-Remic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (C)	242	248
Morgan Stanley Re-Remic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (C)	274	277
Morgan Stanley, Ser 12
1.000%, 03/27/2051 (C)	152	151
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (C)	443	434
NorthStar Mortgage Trust, Ser 2012-1, Cl A
0.343%, 08/25/2029 (A) (C)	125	124
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/2034	81	89
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	30	26

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	$163	$167
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	245	253
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	108	111
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	329	335
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	493	509
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	45	47
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	87	91
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.672%, 12/25/2034 (A)	675	669
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.096%, 09/25/2033 (A)	124	123
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.492%, 12/20/2034 (A)	272	257
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	14	14
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	24	24
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (C)	153	158
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (C)	300	315
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (C)	97	98
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (C)	100	103
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (C)	218	219
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (C)	241	241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.897%, 06/25/2034 (A)	$99	$99
Structured Asset Securities, Ser 2003-16, Cl A3
0.833%, 06/25/2033 (A)	59	57
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.539%, 07/25/2033 (A)	257	253
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.488%, 11/25/2033 (A)	59	63
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	158	162
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.708%, 12/25/2033 (A)	73	73
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	260	267
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030 (C)	145	141
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.813%, 05/10/2063 (A) (C)	770	74
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	128
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	224	219
UBS-Barclays Commercial Mortgage Trust, Ser 2012C4, Cl AAB
2.459%, 12/10/2045	320	309
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (C)	100	94
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.187%, 03/10/2046	353	339
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	306	291
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	466	451
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	698	817

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Trust, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A) (C)	$258	$258
Vericrest Opportunity Loan Trust, Ser 2013-1A, Cl A
3.105%, 11/25/2050 (A) (C)	189	189
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	93
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	90	95
Wachovia Commercial Mortgage Securities Pass-Through Certificates, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	306	308
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.503%, 10/25/2033 (A)	194	195
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.320%, 08/25/2033 (A)	110	109
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.457%, 08/25/2033 (A)	50	50
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.429%, 09/25/2033 (A)	177	177
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	57	58
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
0.593%, 06/25/2033 (A)	29	35
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	427	448
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.464%, 06/25/2034 (A)	78	78
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.464%, 06/25/2034 (A)	117	117
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	152	158

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	$411	$431
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	235	244
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.483%, 10/25/2045 (A)	162	147
Wells Fargo Commercial Mortgage Trust, Ser 120B, Cl A
2.800%, 03/18/2028 (A) (C)	200	190
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	116	116
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.468%, 11/25/2033 (A)	79	79
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	31	31
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.624%, 12/25/2034 (A)	182	184
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.624%, 12/25/2034 (A)	182	184
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.960%, 12/25/2034 (A)	88	88
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.616%, 06/25/2034 (A)	337	337
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.776%, 07/25/2034 (A)	190	189
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.617%, 09/25/2034 (A)	322	322
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.654%, 10/25/2034 (A)	101	102
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.654%, 10/25/2034 (A)	201	202

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	$41	$43
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.726%, 06/25/2035 (A)	176	177
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	794
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.601%, 06/15/2045 (A) (C)	395	40
WFRBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (C)	125	131

		64,864

Total Mortgage-Backed Securities (Cost $397,000) ($ Thousands)		403,357

CORPORATE OBLIGATIONS — 21.9%

Consumer Discretionary — 1.2%
CBS
7.875%, 07/30/2030	90	115
5.750%, 04/15/2020	25	28
4.850%, 07/01/2042	120	111
Comcast
7.050%, 03/15/2033	90	112
6.500%, 01/15/2017	1,280	1,487
Comcast Cable Communications Holdings
9.455%, 11/15/2022	200	283
Comcast Cable Holdings
10.125%, 04/15/2022	45	62
COX Communications
5.450%, 12/15/2014	22	23
Cox Enterprises
7.375%, 07/15/2027 (C)	50	60
Daimler Finance North America
6.500%, 11/15/2013	80	82
2.625%, 09/15/2016 (C)	150	154
1.875%, 09/15/2014 (C)	540	545
1.875%, 01/11/2018 (C)	302	295
1.300%, 07/31/2015 (C)	1,060	1,062
DIRECTV Holdings
6.000%, 08/15/2040	515	514
5.150%, 03/15/2042	25	22
4.600%, 02/15/2021	100	104
3.800%, 03/15/2022	275	264
Discovery Communications
4.950%, 05/15/2042	25	23
4.875%, 04/01/2043	150	139
4.375%, 06/15/2021	53	56
ERAC USA Finance (C)
6.700%, 06/01/2034	71	80
5.625%, 03/15/2042	310	311
3.300%, 10/15/2022	90	85
2.750%, 03/15/2017	16	16
Gap
5.950%, 04/12/2021 (D)	133	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Historic TW
9.150%, 02/01/2023	$200	$272
Johnson Controls
5.250%, 12/01/2041	120	120
4.250%, 03/01/2021	65	68
3.750%, 12/01/2021	69	69
Kohl’s
4.000%, 11/01/2021	30	30
Lowe’s MTN
7.110%, 05/15/2037	110	139
5.125%, 11/15/2041	11	11
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	427	421
Macy’s Retail Holdings
7.450%, 07/15/2017	35	42
5.125%, 01/15/2042	14	13
McDonald’s MTN
5.350%, 03/01/2018	150	172
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	260	254
NBCUniversal Media
5.950%, 04/01/2041	50	57
4.450%, 01/15/2043	198	185
Newell Rubbermaid
4.700%, 08/15/2020	47	50
News America
7.300%, 04/30/2028	150	175
7.250%, 05/18/2018	50	61
6.650%, 11/15/2037	25	29
6.150%, 03/01/2037	465	504
6.150%, 02/15/2041	15	17
Pearson Funding Four
3.750%, 05/08/2022 (C)	220	215
TCI Communications
8.750%, 08/01/2015	210	243
7.125%, 02/15/2028	200	254
Thomson Reuters
4.700%, 10/15/2019	75	82
3.950%, 09/30/2021	109	112
Time Warner
7.700%, 05/01/2032	210	267
7.625%, 04/15/2031	385	485
5.375%, 10/15/2041	12	12
Time Warner Cable
8.250%, 04/01/2019	200	241
7.300%, 07/01/2038 (D)	225	245
6.750%, 07/01/2018	40	46
5.875%, 11/15/2040	370	339
5.500%, 09/01/2041	44	39
5.000%, 02/01/2020	320	334
4.500%, 09/15/2042	130	101
4.000%, 09/01/2021	110	105
Viacom
3.875%, 12/15/2021	75	76
3.250%, 03/15/2023	22	21
Walt Disney MTN
0.450%, 12/01/2015	21	21

		12,107

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.3%
Altria Group
4.750%, 05/05/2021	$230	$246
2.850%, 08/09/2022	460	425
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	430	389
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	925	1,170
2.500%, 07/15/2022	420	392
1.375%, 07/15/2017	105	103
0.800%, 07/15/2015	110	110
Avon Products
5.000%, 03/15/2023	90	90
4.600%, 03/15/2020	90	91
Bunge Finance
8.500%, 06/15/2019	120	148
Coca-Cola
1.800%, 09/01/2016	60	61
ConAgra Foods
3.200%, 01/25/2023	112	107
2.100%, 03/15/2018	7	7
1.900%, 01/25/2018	250	246
1.300%, 01/25/2016	190	190
CVS Caremark
6.125%, 09/15/2039	40	47
2.750%, 12/01/2022	550	514
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	94	105
Diageo Capital
4.828%, 07/15/2020	90	102
1.125%, 04/29/2018	1,290	1,239
Diageo Investment
2.875%, 05/11/2022	580	560
Fomento Economico Mexicano
4.375%, 05/10/2043	184	160
Heineken
1.400%, 10/01/2017 (C)	240	233
Kellogg
3.125%, 05/17/2022	35	34
1.750%, 05/17/2017	115	114
Kimberly-Clark
2.400%, 03/01/2022	12	12
Kraft Foods Group
6.500%, 02/09/2040	255	304
6.125%, 08/23/2018	225	264
5.375%, 02/10/2020	31	35
5.000%, 06/04/2042	50	51
3.500%, 06/06/2022	985	976
Kroger
7.500%, 04/01/2031	90	109
5.400%, 07/15/2040	14	14
2.200%, 01/15/2017	40	40
Lorillard Tobacco
8.125%, 06/23/2019	10	12
Mondelez International
6.500%, 02/09/2040	450	537
5.375%, 02/10/2020	60	67

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PepsiCo
7.900%, 11/01/2018	$11	$14
3.000%, 08/25/2021	31	31
2.750%, 03/05/2022	355	340
2.500%, 05/10/2016	35	37
1.250%, 08/13/2017	522	511
0.700%, 08/13/2015	220	220
Pernod-Ricard (C)
5.750%, 04/07/2021	215	239
4.450%, 01/15/2022	370	377
4.250%, 07/15/2022	260	263
Philip Morris International
4.500%, 03/20/2042	240	224
4.125%, 03/04/2043	160	142
2.625%, 03/06/2023	130	120
2.500%, 08/22/2022	400	369
Reynolds American
3.250%, 11/01/2022	280	260
SABMiller
5.500%, 08/15/2013 (C)	90	91
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	249
Tyson Foods
4.500%, 06/15/2022 (D)	325	332
Wal-Mart Stores
5.625%, 04/15/2041	20	23

		13,146

Energy — 2.6%
Anadarko Finance, Ser B
7.500%, 05/01/2031	100	125
Anadarko Petroleum
7.625%, 03/15/2014	180	188
6.375%, 09/15/2017	40	46
5.950%, 09/15/2016	60	67
Apache
5.625%, 01/15/2017	250	282
3.250%, 04/15/2022	150	148
2.625%, 01/15/2023	19	18
Baker Hughes
7.500%, 11/15/2018	170	214
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	598
BP Capital Markets
3.561%, 11/01/2021	100	100
3.245%, 05/06/2022	510	495
2.750%, 05/10/2023	240	222
2.500%, 11/06/2022	175	159
1.846%, 05/05/2017 (D)	172	172
Buckeye Partners
4.150%, 07/01/2023	160	156
Canadian Natural Resources
7.200%, 01/15/2032	50	60
6.450%, 06/30/2033	50	57
Canadian Oil Sands (C)
6.000%, 04/01/2042	218	224
4.500%, 04/01/2022	153	155
Cenovus Energy
4.450%, 09/15/2042	19	17
3.000%, 08/15/2022	8	8

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chevron
3.191%, 06/24/2023	$472	$470
2.427%, 06/24/2020	34	34
1.718%, 06/24/2018	1,590	1,575
CNOOC Finance
3.000%, 05/09/2023	365	330
1.750%, 05/09/2018	200	191
Conoco Funding
7.250%, 10/15/2031	130	171
ConocoPhillips
6.000%, 01/15/2020	100	119
DCP Midstream Operating
4.950%, 04/01/2022	341	350
3.875%, 03/15/2023	235	220
3.250%, 10/01/2015	120	124
2.500%, 12/01/2017	400	395
Devon Energy
6.300%, 01/15/2019	80	93
5.600%, 07/15/2041	370	383
4.750%, 05/15/2042	17	16
3.250%, 05/15/2022	327	317
Devon Financing
7.875%, 09/30/2031	40	52
El Paso Pipeline Partners Operating
4.100%, 11/15/2015	185	197
Encana
6.500%, 05/15/2019	100	117
6.500%, 02/01/2038	475	528
Energen
4.625%, 09/01/2021	280	275
Energy Transfer Partners
8.250%, 11/15/2029 (C)	675	839
6.500%, 02/01/2042	69	74
5.150%, 02/01/2043	70	64
3.600%, 02/01/2023	200	187
ENI
5.700%, 10/01/2040 (C)	300	285
Enterprise Products Operating
5.700%, 02/15/2042	60	64
4.850%, 03/15/2044	95	90
3.350%, 03/15/2023	750	722
Halliburton
6.150%, 09/15/2019	80	96
Hess
8.125%, 02/15/2019	260	326
Husky Energy
7.250%, 12/15/2019	148	182
Kerr-McGee
6.950%, 07/01/2024	763	912
Kinder Morgan Energy Partners
5.000%, 08/15/2042	45	42
5.000%, 03/01/2043	230	217
3.950%, 09/01/2022	210	207
Murphy Oil
3.700%, 12/01/2022	325	301
Nabors Industries
9.250%, 01/15/2019	50	62
Noble Energy
4.150%, 12/15/2021	230	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Noble Holding International
5.250%, 03/15/2042	$40	$36
3.950%, 03/15/2022	12	12
Occidental Petroleum
2.700%, 02/15/2023	519	479
1.750%, 02/15/2017	35	35
ONEOK Partners
2.000%, 10/01/2017	210	207
Pemex Project Funding Master Trust
6.625%, 06/15/2035	350	368
Petrobras Global Finance BV
4.375%, 05/20/2023	99	91
3.000%, 01/15/2019	590	548
2.000%, 05/20/2016	380	372
1.894%, 05/20/2016 (A)	725	711
Petrobras International Finance
5.375%, 01/27/2021	1,170	1,175
3.500%, 02/06/2017	570	567
Petro-Canada
6.800%, 05/15/2038	475	550
6.050%, 05/15/2018	115	133
Petroleos Mexicanos (C)
5.500%, 06/27/2044	175	158
3.500%, 01/30/2023	536	494
Phillips 66
5.875%, 05/01/2042	35	39
4.300%, 04/01/2022	26	27
2.950%, 05/01/2017	33	34
Rowan
5.400%, 12/01/2042	139	126
Schlumberger Investment
3.300%, 09/14/2021 (C)	47	47
Shell International Finance
4.375%, 03/25/2020	140	156
Spectra Energy Capital
8.000%, 10/01/2019	200	253
Statoil
5.250%, 04/15/2019	140	162
4.250%, 11/23/2041	27	25
3.150%, 01/23/2022	33	33
3.125%, 08/17/2017	50	53
Suncor Energy
6.850%, 06/01/2039	50	59
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	55	49
Talisman Energy
7.750%, 06/01/2019	288	350
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,158
Tosco
7.800%, 01/01/2027	65	87
Total Capital
4.250%, 12/15/2021	50	53
Total Capital Canada
1.450%, 01/15/2018	490	479
Total Capital International
2.875%, 02/17/2022	37	36
1.550%, 06/28/2017	28	28

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransCanada Pipelines
7.125%, 01/15/2019	$50	$61
6.500%, 08/15/2018	175	210
0.953%, 06/30/2016 (A)	315	315
Transocean
7.350%, 12/15/2041	9	10
6.500%, 11/15/2020	120	135
6.375%, 12/15/2021	391	439
5.050%, 12/15/2016	90	98
Union Pacific Resources Group
7.150%, 05/15/2028	52	60
Weatherford International
5.950%, 04/15/2042	22	21
4.500%, 04/15/2022	115	114
Western Gas Partners
5.375%, 06/01/2021	105	113
4.000%, 07/01/2022	35	34
Williams
7.875%, 09/01/2021	366	442

		25,617

Financials — 10.5%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	336
ACE INA Holdings
5.600%, 05/15/2015	100	108
2.700%, 03/13/2023	60	56
Aflac
8.500%, 05/15/2019	25	32
6.450%, 08/15/2040	25	29
4.000%, 02/15/2022	52	53
African Development Bank
8.800%, 09/01/2019	100	132
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	30	37
American Campus Communities Operating Partnership
3.750%, 04/15/2023	75	72
American Express
7.000%, 03/19/2018	170	205
American Express Credit MTN
7.300%, 08/20/2013	430	434
2.800%, 09/19/2016	44	46
1.750%, 06/12/2015	589	597
American Honda Finance MTN
3.875%, 09/21/2020 (C)	495	518
1.000%, 08/11/2015 (C)	210	210
American International Group
8.250%, 08/15/2018	200	248
6.400%, 12/15/2020	170	197
5.850%, 01/16/2018	655	736
4.875%, 06/01/2022 (D)	141	150
American Tower ‡
5.050%, 09/01/2020	169	178
4.500%, 01/15/2018	370	395
3.500%, 01/31/2023	180	165
American Tower Trust I ‡
1.551%, 03/15/2018 (C)	25	25
Andina de Fomento
3.750%, 01/15/2016	90	95
ANZ National International MTN
3.125%, 08/10/2015 (C)	100	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AON
6.250%, 09/30/2040	$19	$22
3.500%, 09/30/2015	11	12
Associates Corp of North America
6.950%, 11/01/2018	128	152
Assurant
4.000%, 03/15/2023	145	140
2.500%, 03/15/2018	280	274
Banco Santander
4.125%, 11/09/2022 (C)	270	253
Bank of America
7.375%, 05/15/2014	400	421
6.500%, 08/01/2016	1,325	1,494
6.100%, 06/15/2017	2,600	2,900
6.000%, 09/01/2017	325	364
5.750%, 12/01/2017	70	78
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,540	1,711
5.625%, 07/01/2020	75	83
5.420%, 03/15/2017	200	214
5.000%, 05/13/2021	410	437
3.300%, 01/11/2023	920	870
2.000%, 01/11/2018	1,190	1,153
1.500%, 10/09/2015	909	907
Bank of Montreal MTN
1.400%, 09/11/2017	108	105
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	44
3.550%, 09/23/2021 (D)	34	35
2.950%, 06/18/2015 (D)	125	130
2.400%, 01/17/2017	129	132
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (C)	100	105
Barclays Bank
5.200%, 07/10/2014	150	156
5.000%, 09/22/2016	100	110
2.750%, 02/23/2015	110	113
BB&T
4.900%, 06/30/2017	200	218
3.950%, 04/29/2016 (D)	160	171
3.375%, 09/25/2013	70	70
BBVA US Senior SAU
4.664%, 10/09/2015	600	618
Bear Stearns
7.250%, 02/01/2018	1,500	1,786
Berkshire Hathaway
4.500%, 02/11/2043	90	86
3.750%, 08/15/2021 (D)	500	516
3.400%, 01/31/2022	65	65
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	126
4.400%, 05/15/2042	41	38
4.300%, 05/15/2043	140	127
BlackRock
6.250%, 09/15/2017	145	171
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	333
BNP Paribas MTN
2.375%, 09/14/2017	360	356

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boston Properties ‡
3.850%, 02/01/2023	$110	$108
3.800%, 02/01/2024	285	280
3.125%, 09/01/2023	270	249
Capital One Financial
7.375%, 05/23/2014	225	238
4.750%, 07/15/2021	50	53
3.500%, 06/15/2023 (C)	159	150
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	137
5.850%, 09/01/2017	140	162
Charles Schwab
3.225%, 09/01/2022	20	19
Citigroup
8.125%, 07/15/2039 (D)	275	363
6.875%, 03/05/2038	775	940
6.375%, 08/12/2014	300	317
6.125%, 05/15/2018	160	183
6.010%, 01/15/2015	325	347
6.000%, 08/15/2017	620	699
5.875%, 01/30/2042	380	418
5.500%, 10/15/2014	115	121
5.500%, 02/15/2017	250	273
5.375%, 08/09/2020	340	376
5.300%, 01/07/2016	220	239
4.500%, 01/14/2022	533	555
4.450%, 01/10/2017	560	600
4.050%, 07/30/2022	100	96
3.500%, 05/15/2023	250	225
2.650%, 03/02/2015	236	241
0.823%, 08/25/2036 (A)	1,500	1,205
CME Group
5.750%, 02/15/2014	46	47
CNA Financial
5.875%, 08/15/2020	72	81
Comerica
3.000%, 09/16/2015	35	37
CommonWealth ‡
6.650%, 01/15/2018	60	65
Commonwealth Bank of Australia NY
2.250%, 03/16/2017 (C) (D)	250	256
1.250%, 09/18/2015	250	251
Cooperatieve Centrale Raiffeisen- Boerenleenbank MTN
3.875%, 02/08/2022	270	272
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (C)	100	105
3.375%, 01/19/2017	370	389
Credit Agricole
8.375%, 12/31/2049 (A) (C)	170	180
Credit Suisse USA
5.125%, 08/15/2015	170	184
DDR ‡
4.625%, 07/15/2022	330	333
3.375%, 05/15/2023	325	298
Deutsche Bank MTN
3.875%, 08/18/2014	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Financial Services
6.450%, 06/12/2017	$250	$284
DnB Boligkreditt
2.100%, 10/14/2015 (C) (D)	400	410
DNB Boligkreditt
1.450%, 03/21/2018 (C)	215	209
Equity One
3.750%, 11/15/2022 ‡	118	111
ERAC USA Finance
2.250%, 01/10/2014 (C)	58	58
ERP Operating ‡
5.750%, 06/15/2017	125	141
4.625%, 12/15/2021	64	68
Farmers Exchange Capital (C)
7.200%, 07/15/2048	1,021	1,159
7.050%, 07/15/2028	80	93
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (C) (E)	250	250
Federal Realty Investment Trust
3.000%, 08/01/2022	130	122
Ford Motor
4.750%, 01/15/2043	260	229
Ford Motor Credit LLC
5.875%, 08/02/2021	1,261	1,375
3.984%, 06/15/2016	200	210
2.750%, 05/15/2015	260	264
General Electric Capital MTN
6.875%, 01/10/2039	540	665
6.750%, 03/15/2032	965	1,157
6.375%, 11/15/2067 (A)	150	156
6.150%, 08/07/2037	885	1,001
6.000%, 08/07/2019	645	749
5.875%, 01/14/2038	785	864
5.625%, 09/15/2017	100	113
5.500%, 01/08/2020	180	203
5.400%, 02/15/2017	200	223
5.300%, 02/11/2021	580	636
4.625%, 01/07/2021	540	577
3.100%, 01/09/2023	585	553
2.300%, 04/27/2017	420	426
2.100%, 12/11/2019	30	29
1.625%, 07/02/2015	180	182
0.755%, 08/15/2036 (A)	850	690
0.653%, 05/05/2026 (A)	155	143
Goldman Sachs Group
7.500%, 02/15/2019	710	843
6.750%, 10/01/2037	117	120
6.250%, 09/01/2017	350	397
6.250%, 02/01/2041	500	565
6.150%, 04/01/2018	780	879
6.000%, 06/15/2020	880	989
5.750%, 01/24/2022	380	419
5.375%, 03/15/2020	950	1,031
3.300%, 05/03/2015	55	57
2.375%, 01/22/2018 (D)	1,186	1,164
GTP Acquisition Partners I
4.347%, 06/15/2016 (C)	144	151

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
5.125%, 04/15/2022	$80	$87
4.300%, 04/15/2043	195	169
HCP ‡
6.300%, 09/15/2016	375	426
6.000%, 06/15/2014	500	523
5.650%, 12/15/2013	381	389
3.750%, 02/01/2019	983	1,009
2.625%, 02/01/2020	64	60
Health Care ‡
6.125%, 04/15/2020	1,775	2,016
Healthcare Realty Trust ‡
6.500%, 01/17/2017	1,400	1,565
HSBC Bank
4.125%, 08/12/2020 (C)	100	105
HSBC Bank USA NY
4.625%, 04/01/2014	175	180
HSBC Finance
6.676%, 01/15/2021	850	940
5.500%, 01/19/2016	140	154
4.750%, 07/15/2013	160	160
HSBC Holdings PLC
4.875%, 01/14/2022	100	108
4.000%, 03/30/2022	376	385
HSBC USA
2.375%, 02/13/2015	435	445
Hyundai Capital America
2.125%, 10/02/2017 (C)	60	58
ING Bank
3.750%, 03/07/2017 (C)	200	209
ING US
2.900%, 02/15/2018 (C)	40	40
Inter-American Development Bank MTN
3.875%, 10/28/2041	251	245
International Lease Finance
7.125%, 09/01/2018 (C) (D)	500	552
6.750%, 09/01/2016 (C)	500	540
Intesa Sanpaolo
3.125%, 01/15/2016	250	246
Jackson National Life Global Funding
4.700%, 06/01/2018 (C)	100	106
Jefferies Group
6.450%, 06/08/2027	160	158
6.250%, 01/15/2036	120	116
John Deere Capital MTN
5.750%, 09/10/2018	100	117
JPMorgan Chase
5.400%, 01/06/2042	93	98
4.650%, 06/01/2014	85	88
4.500%, 01/24/2022	660	691
3.450%, 03/01/2016	385	402
3.375%, 05/01/2023	300	279
3.200%, 01/25/2023 (D)	440	418
3.150%, 07/05/2016	40	42
1.625%, 05/15/2018 (D)	240	230
1.100%, 10/15/2015	390	388
JPMorgan Chase Bank
6.000%, 10/01/2017	2,327	2,651

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XIII
1.226%, 09/30/2034 (A)	$500	$394
KeyBank
5.800%, 07/01/2014	250	261
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	190	181
Lazard Group LLC
7.125%, 05/15/2015	363	394
6.850%, 06/15/2017	499	558
Liberty Mutual Group
6.500%, 05/01/2042 (C)	154	165
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C) (D)	310	349
Macquarie Bank
5.000%, 02/22/2017 (C)	170	182
Macquarie Group
7.625%, 08/13/2019 (C)	70	81
7.300%, 08/01/2014 (C)	120	127
7.300%, 08/01/2014	1,475	1,556
6.250%, 01/14/2021 (C)	96	102
6.000%, 01/14/2020 (C)	50	52
Markel
5.000%, 03/30/2043	105	99
4.900%, 07/01/2022	160	170
3.625%, 03/30/2023	115	109
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	420	616
5.375%, 12/01/2041 (C)	49	51
MassMutual Global Funding II
2.875%, 04/21/2014 (C)	100	102
Merrill Lynch MTN
6.875%, 04/25/2018	100	115
6.400%, 08/28/2017	150	169
MetLife
6.750%, 06/01/2016	390	446
6.400%, 12/15/2036	945	966
5.700%, 06/15/2035	15	17
1.756%, 12/15/2017	210	207
Metropolitan Life Global Funding I (C)
5.125%, 06/10/2014	100	104
2.500%, 09/29/2015	520	538
1.875%, 06/22/2018	410	401
1.700%, 06/29/2015	213	216
1.500%, 01/10/2018	100	97
Morgan Stanley MTN
7.300%, 05/13/2019	630	732
6.625%, 04/01/2018	2,050	2,324
5.950%, 12/28/2017	200	222
5.750%, 01/25/2021	100	109
5.625%, 09/23/2019	150	161
5.550%, 04/27/2017	100	108
5.500%, 07/28/2021 (D)	295	315
5.450%, 01/09/2017 (D)	470	508
5.375%, 10/15/2015	290	310
4.200%, 11/20/2014	156	161
2.125%, 04/25/2018	90	86
1.750%, 02/25/2016	185	183

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	$972	$1,029
National Australia Bank (C)
3.750%, 03/02/2015	120	126
3.000%, 07/27/2016	180	188
National City
6.875%, 05/15/2019	50	60
National City Bank
0.644%, 06/07/2017 (A)	600	593
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	83
2.350%, 06/15/2020	180	174
Nationwide Mutual Insurance (C)
9.375%, 08/15/2039	165	223
6.600%, 04/15/2034	35	35
5.810%, 12/15/2024 (A)	760	769
New York Life Global Funding
3.000%, 05/04/2015 (C)	50	52
New York Life Insurance
6.750%, 11/15/2039 (C)	255	316
Nomura Holdings MTN
6.700%, 03/04/2020	54	62
5.000%, 03/04/2015	40	42
4.125%, 01/19/2016	60	63
Nordea Bank (C)
4.875%, 05/13/2021	250	257
1.625%, 05/15/2018	220	213
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	430	484
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	53	53
1.550%, 09/29/2014	35	35
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	50	52
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	106
Pipeline Funding
7.500%, 01/15/2030 (C)	625	749
PNC Bank
2.700%, 11/01/2022	265	240
PNC Funding
5.125%, 02/08/2020	90	99
3.300%, 03/08/2022	76	73
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	754
Pricoa Global Funding I
1.600%, 05/29/2018 (C)	150	145
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	225	233
ProLogis
6.875%, 03/15/2020 ‡	80	93
Prudential Financial MTN
5.625%, 05/12/2041	10	10
Prudential Holdings
8.695%, 12/18/2023 (C)	600	754

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Insurance of America
8.300%, 07/01/2025 (C)	$150	$194
Rabobank Nederland
3.200%, 03/11/2015 (C)	200	207
Royal Bank of Canada
2.300%, 07/20/2016 (D)	120	123
1.200%, 09/19/2017	140	137
Royal Bank of Scotland Group
2.550%, 09/18/2015	330	336
Santander US Debt Unipersonal
3.724%, 01/20/2015 (C)	100	101
Simon Property Group ‡
10.350%, 04/01/2019	130	180
6.750%, 05/15/2014	50	52
5.650%, 02/01/2020	38	43
4.125%, 12/01/2021	27	28
2.150%, 09/15/2017 (D)	125	125
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (C)	450	438
SLM Student Loan Trust MTN
3.875%, 09/10/2015	390	394
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (C)	350	329
Stadshypotek
1.875%, 10/02/2019 (C)	639	611
Standard Chartered
3.950%, 01/11/2023 (C)	310	288
State Street
4.956%, 03/15/2018	300	331
3.100%, 05/15/2023	72	67
Svenska Handelsbanken
1.625%, 03/21/2018	670	654
Swedbank Hypotek
1.375%, 03/28/2018 (C) (D)	655	633
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	183
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	75
Toyota Motor Credit MTN
3.400%, 09/15/2021	510	505
1.250%, 10/05/2017	250	243
Travelers Property Casualty
7.750%, 04/15/2026	100	133
UBS MTN
5.875%, 12/20/2017	120	138
5.750%, 04/25/2018	100	116
US Bancorp MTN
3.000%, 03/15/2022	33	32
2.950%, 07/15/2022	25	23
2.450%, 07/27/2015	75	77
Ventas Realty L.P. ‡
3.250%, 08/15/2022	205	190
2.700%, 04/01/2020	135	128
Wachovia Bank MTN
6.000%, 11/15/2017	590	673
0.603%, 03/15/2016 (A)	400	395
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	491

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance LLC (C)
7.500%, 06/02/2014	$1,140	$1,211
6.750%, 09/02/2019	130	154
4.625%, 05/10/2021	10	11
Wells Fargo MTN
3.500%, 03/08/2022	430	435
3.450%, 02/13/2023	570	544
Westpac Banking
4.875%, 11/19/2019	170	191
2.450%, 11/28/2016 (C) (D)	200	207
WR Berkley
4.625%, 03/15/2022	143	147

		103,831

Health Care — 1.1%
AbbVie (C)
2.900%, 11/06/2022	1,110	1,038
2.000%, 11/06/2018	125	121
1.750%, 11/06/2017	290	284
1.200%, 11/06/2015	605	606
Actavis
3.250%, 10/01/2022	13	12
Amgen
6.375%, 06/01/2037	75	87
5.750%, 03/15/2040	62	67
5.650%, 06/15/2042	227	242
5.375%, 05/15/2043	560	579
5.150%, 11/15/2041	830	827
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	103
3.450%, 10/01/2020	50	51
Celgene
1.900%, 08/15/2017	63	63
Express Scripts Holding
2.650%, 02/15/2017	405	412
2.100%, 02/12/2015	455	463
Gilead Sciences
5.650%, 12/01/2041	35	39
GlaxoSmithKline Capital
2.850%, 05/08/2022	170	163
1.500%, 05/08/2017	160	159
Humana
7.200%, 06/15/2018	159	189
3.150%, 12/01/2022	420	390
Medco Health Solutions
2.750%, 09/15/2015	35	36
Merck
2.800%, 05/18/2023	470	445
2.400%, 09/15/2022	29	27
1.300%, 05/18/2018	316	306
Perrigo
2.950%, 05/15/2023	165	153
Pfizer
3.000%, 06/15/2023	305	296
0.900%, 01/15/2017	810	801
Pharmacia
6.500%, 12/01/2018	120	145
Roche Holdings
6.000%, 03/01/2019 (C)	150	179
St. Jude Medical
3.250%, 04/15/2023	320	302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stryker
1.300%, 04/01/2018	$505	$488
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	190	190
2.950%, 12/18/2022	94	88
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	170	163
UnitedHealth Group
3.875%, 10/15/2020	180	189
3.375%, 11/15/2021	75	75
2.875%, 03/15/2023	50	47
1.625%, 03/15/2019	160	155
WellPoint
4.625%, 05/15/2042	41	38
3.125%, 05/15/2022	806	764
1.250%, 09/10/2015	50	50
Wyeth
5.950%, 04/01/2037	190	223
Zoetis (C)
4.700%, 02/01/2043	102	95
3.250%, 02/01/2023	190	180

		11,354

Industrials — 1.3%
ABB Finance USA
4.375%, 05/08/2042	12	12
2.875%, 05/08/2022	23	22
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	19
3.500%, 07/15/2022	21	19
Air Canada Class A Pass Through Trust
4.125%, 05/15/2025 (C)	28	28
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 01/31/2021	17	18
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	73	77
BAE Systems (C)
5.800%, 10/11/2041	20	22
4.750%, 10/11/2021	750	793
BAE Systems Holdings (C)
6.375%, 06/01/2019	100	116
5.200%, 08/15/2015	90	97
Boeing
4.875%, 02/15/2020	210	240
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	116
5.750%, 03/15/2018	950	1,090
5.400%, 06/01/2041	50	53
4.700%, 10/01/2019	75	83
3.450%, 09/15/2021	16	16
Canadian National Railway
5.850%, 11/15/2017	50	58
Cargill
7.350%, 03/06/2019 (C)	250	310
Caterpillar
0.950%, 06/26/2015	300	301

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass- Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	$239	$262
Continental Airlines Pass- Through Trust, Ser 2000-1
8.048%, 11/01/2020	350	392
Continental Airlines Pass- Through Trust, Ser 2009-2
7.250%, 11/10/2019	170	199
Continental Airlines Pass- Through Trust, Ser A, Cl A
5.983%, 04/19/2022	719	798
CSX
6.250%, 03/15/2018	155	182
Danaher
3.900%, 06/23/2021	22	23
Deere
3.900%, 06/09/2042	153	139
2.600%, 06/08/2022	15	14
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	138	156
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/2018 (D)	483	518
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/2019 (D)	41	44
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	20	21
Eaton
7.625%, 04/01/2024	75	92
4.150%, 11/02/2042 (C)	110	99
2.750%, 11/02/2022 (C)	410	384
1.500%, 11/02/2017 (C)	100	97
Fluor
3.375%, 09/15/2021	68	68
General Electric Capital
0.850%, 10/09/2015	110	110
Glencore Funding (C)
4.125%, 05/30/2023	144	128
2.500%, 01/15/2019	200	181
Hutchison Whampoa International 11
4.625%, 01/13/2022 (C)	200	204
Ingersoll-Rand Global Holding
5.750%, 06/15/2043 (C)	130	132
JetBlue Airways, 2004-1, Cl G-1 Pass-Through Trust
0.648%, 12/15/2013 (A)	150	150
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	28
3.750%, 03/15/2022	127	127
Lockheed Martin
4.070%, 12/15/2042	91	79
3.350%, 09/15/2021	650	647
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northrop Grumman
4.750%, 06/01/2043	$280	$268
3.250%, 08/01/2023	1,750	1,656
Owens Corning
4.200%, 12/15/2022	167	162
Penske Truck Leasing L.P.
2.875%, 07/17/2018 (C)	150	151
Pitney Bowes
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	28
Roper Industries
2.050%, 10/01/2018	345	338
Ryder System MTN
3.600%, 03/01/2016	35	37
2.500%, 03/01/2017	47	47
Union Pacific
4.300%, 06/15/2042	20	19
4.163%, 07/15/2022 (D)	131	139
United Parcel Service of America
8.375%, 04/01/2020	50	66
United Technologies
8.875%, 11/15/2019	110	147
4.500%, 06/01/2042	117	115
Waste Management
4.750%, 06/30/2020	93	100
4.600%, 03/01/2021	90	97
2.600%, 09/01/2016	180	186

		12,579

Information Technology — 0.4%
Apple
2.400%, 05/03/2023	594	551
0.523%, 05/03/2018 (A)	69	69
Arrow Electronics
6.875%, 06/01/2018	95	109
6.000%, 04/01/2020	45	49
3.375%, 11/01/2015	5	5
Cisco Systems
5.900%, 02/15/2039 (D)	150	178
5.500%, 01/15/2040	100	113
eBay
4.000%, 07/15/2042	21	18
2.600%, 07/15/2022	19	18
Hewlett-Packard
6.000%, 09/15/2041	100	96
4.650%, 12/09/2021	39	39
4.375%, 09/15/2021	39	38
2.600%, 09/15/2017	83	83
HP Enterprise Services
7.450%, 10/15/2029 (D)	125	141
Intel
4.800%, 10/01/2041	65	65
4.000%, 12/15/2032	265	246
3.300%, 10/01/2021	70	70
International Business Machines
4.000%, 06/20/2042 (D)	169	159
1.625%, 05/15/2020	1,196	1,120
Intuit
5.750%, 03/15/2017	75	83
Microsoft
4.500%, 10/01/2040	14	14

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oracle
6.125%, 07/08/2039	$27	$33
5.375%, 07/15/2040	17	19
1.200%, 10/15/2017	250	243
Rogers Communications
3.000%, 03/15/2023	170	159
Texas Instruments
1.650%, 08/03/2019	55	53
TSMC Global
1.625%, 04/03/2018 (C)	460	442
Xerox
4.500%, 05/15/2021	13	13
2.950%, 03/15/2017	27	27

		4,253

Materials — 0.8%
Barrick Gold
4.100%, 05/01/2023 (C)	835	698
3.850%, 04/01/2022	540	454
Barrick North America Finance
5.750%, 05/01/2043 (C)	90	73
BHP Billiton Finance USA
6.500%, 04/01/2019	125	150
4.125%, 02/24/2042	40	37
3.250%, 11/21/2021	360	352
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	169
Cliffs Natural Resources
4.875%, 04/01/2021	30	27
4.800%, 10/01/2020	100	90
3.950%, 01/15/2018	260	248
CRH America
6.000%, 09/30/2016	31	35
Dow Chemical
8.550%, 05/15/2019	47	60
5.250%, 11/15/2041	135	134
4.125%, 11/15/2021	61	62
3.000%, 11/15/2022	630	586
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	92
4.900%, 01/15/2041	25	26
1.950%, 01/15/2016	40	41
Ecolab
1.450%, 12/08/2017	31	30
Freeport-McMoRan Copper
3.550%, 03/01/2022	290	263
3.100%, 03/15/2020 (C)	160	148
2.375%, 03/15/2018 (C)	60	57
2.150%, 03/01/2017	81	79
Mosaic
4.875%, 11/15/2041	30	29
3.750%, 11/15/2021	25	25
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	60
PPG Industries
9.000%, 05/01/2021	145	194
Praxair
5.200%, 03/15/2017	70	79
Rio Tinto Finance USA
9.000%, 05/01/2019	20	26

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Finance USA Ltd.
8.950%, 05/01/2014	$80	$85
6.500%, 07/15/2018	280	331
3.750%, 09/20/2021	450	444
2.250%, 12/14/2018	385	374
Southern Copper
5.250%, 11/08/2042	370	304
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	57
Vale
5.625%, 09/11/2042 (D)	178	155
Vale Overseas Limited
6.875%, 11/21/2036	190	192
4.375%, 01/11/2022	885	841
Xstrata Finance Canada (C)
2.450%, 10/25/2017	250	243
2.050%, 10/23/2015	512	512

		7,867

Telecommunication Services — 1.1%
America Movil
5.625%, 11/15/2017	400	452
3.125%, 07/16/2022	535	493
2.375%, 09/08/2016	200	203
AT&T
6.300%, 01/15/2038	435	484
5.550%, 08/15/2041	180	187
5.500%, 02/01/2018	350	400
5.350%, 09/01/2040	423	428
4.350%, 06/15/2045	237	206
4.300%, 12/15/2042	470	409
3.875%, 08/15/2021	350	361
2.625%, 12/01/2022 (D)	50	46
1.600%, 02/15/2017	415	411
0.875%, 02/13/2015	75	75
BellSouth Telecommunications
6.300%, 12/15/2015	81	84
British Telecommunications
5.950%, 01/15/2018	200	230
Cellco Partnership
8.500%, 11/15/2018	55	71
Centel Capital
9.000%, 10/15/2019	65	78
CenturyLink
7.650%, 03/15/2042	15	14
7.600%, 09/15/2039	80	76
6.450%, 06/15/2021 (D)	120	125
Deutsche Telekom International Finance
5.750%, 03/23/2016	170	189
2.250%, 03/06/2017 (C)	770	774
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	175	206
GTE
6.840%, 04/15/2018	150	178
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	64
Orange
8.500%, 03/01/2031	50	68
2.750%, 09/14/2016	35	36

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Qwest
6.750%, 12/01/2021	$156	$174
Telecom Italia Capital
6.999%, 06/04/2018 (D)	150	165
Telefonica Chile
3.875%, 10/12/2022 (C) (D)	210	192
Telefonica Emisiones SAU
6.221%, 07/03/2017	130	142
5.462%, 02/16/2021	23	24
5.134%, 04/27/2020	230	236
4.570%, 04/27/2023	335	321
Verizon Communications
8.750%, 11/01/2018	117	152
7.750%, 12/01/2030	610	790
6.350%, 04/01/2019	90	107
6.000%, 04/01/2041	60	67
5.500%, 02/15/2018	140	159
3.850%, 11/01/2042	285	236
3.500%, 11/01/2021	90	90
2.450%, 11/01/2022	140	127
Verizon Global Funding
5.850%, 09/15/2035	40	44
Vodafone Group
5.450%, 06/10/2019	75	85
2.950%, 02/19/2023	540	499
1.625%, 03/20/2017	80	78
1.500%, 02/19/2018	400	383
0.900%, 02/19/2016	575	566

		10,985

Utilities — 1.6%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	646
5.090%, 07/01/2015	1,300	1,350
AGL Capital
6.375%, 07/15/2016	50	57
5.250%, 08/15/2019	50	57
4.400%, 06/01/2043	220	204
Alabama Power
6.125%, 05/15/2038	18	21
5.875%, 12/01/2022	95	112
Ameren
8.875%, 05/15/2014	255	272
Ameren Illinois
2.700%, 09/01/2022	350	333
American Electric Power
1.650%, 12/15/2017	368	358
American Water Capital
6.085%, 10/15/2017	100	115
Appalachian Power
6.700%, 08/15/2037	100	119
5.950%, 05/15/2033	100	109
Arizona Public Service
5.050%, 09/01/2041	47	49
4.500%, 04/01/2042	15	14
Atmos Energy
4.950%, 10/15/2014	75	79
Boston Gas
4.487%, 02/15/2042 (C)	35	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carolina Power & Light
5.300%, 01/15/2019	$175	$201
3.000%, 09/15/2021	194	194
2.800%, 05/15/2022	25	24
CenterPoint Energy
6.500%, 05/01/2018	50	59
CenterPoint Energy Resources
4.500%, 01/15/2021	81	88
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	205
Consolidated Edison of New York
5.700%, 06/15/2040	38	44
3.950%, 03/01/2043	55	50
Consumers Energy
6.700%, 09/15/2019	100	124
3.950%, 05/15/2043	145	133
Detroit Edison
2.650%, 06/15/2022	26	25
Dominion Resources
8.875%, 01/15/2019	340	444
6.400%, 06/15/2018	180	214
5.250%, 08/01/2033	90	98
1.950%, 08/15/2016	165	168
Duke Energy
3.550%, 09/15/2021	76	76
1.625%, 08/15/2017	175	172
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	26
Duke Energy Florida
3.850%, 11/15/2042	665	581
Duke Energy Indiana
4.200%, 03/15/2042	270	245
3.750%, 07/15/2020	52	55
Duke Energy Progress
4.100%, 05/15/2042	160	146
Electricite de France
4.600%, 01/27/2020 (C)	105	114
Enel Finance International
5.125%, 10/07/2019 (C)	100	104
Exelon Generation
6.200%, 10/01/2017	100	114
4.000%, 10/01/2020	120	122
FirstEnergy
4.250%, 03/15/2023	540	502
2.750%, 03/15/2018	70	68
FirstEnergy, Ser C
7.375%, 11/15/2031	480	506
Florida Power & Light
5.950%, 10/01/2033	35	43
5.125%, 06/01/2041	28	31
Georgia Power
4.300%, 03/15/2043	115	105
Jersey Central Power & Light
7.350%, 02/01/2019	100	121
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	58	61
Kansas City Power & Light
5.300%, 10/01/2041	100	102
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	63

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Edison
3.500%, 03/15/2023 (C)	$350	$335
Midamerican Energy Holdings
6.500%, 09/15/2037	200	238
Nevada Power
7.125%, 03/15/2019	110	136
6.500%, 08/01/2018	40	48
5.450%, 05/15/2041	50	56
5.375%, 09/15/2040	12	13
NextEra Energy Capital Holdings
3.625%, 06/15/2023	85	82
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	80	89
4.119%, 11/28/2042 (C)	135	121
Nisource Finance
5.800%, 02/01/2042	149	153
Northern States Power
6.250%, 06/01/2036	100	123
5.350%, 11/01/2039	19	21
2.600%, 05/15/2023	180	169
Oncor Electric Delivery
6.800%, 09/01/2018	460	556
Pacific Gas & Electric
8.250%, 10/15/2018	180	232
5.800%, 03/01/2037	100	113
5.625%, 11/30/2017	525	607
5.400%, 01/15/2040	42	46
4.600%, 06/15/2043	125	123
4.500%, 12/15/2041	48	46
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	185	181
Pacificorp
6.250%, 10/15/2037	90	110
5.650%, 07/15/2018	175	204
PPL Capital Funding
4.700%, 06/01/2043	205	186
4.200%, 06/15/2022	120	121
3.400%, 06/01/2023	155	147
PPL Energy Supply
4.600%, 12/15/2021	55	56
Progress Energy
3.150%, 04/01/2022	403	386
PSEG Power
5.500%, 12/01/2015	100	110
5.320%, 09/15/2016	40	44
5.125%, 04/15/2020	45	49
4.150%, 09/15/2021	33	34
2.750%, 09/15/2016	200	206
Public Service Electric & Gas
5.375%, 11/01/2039	28	32
2.700%, 05/01/2015	45	47
Public Service of Oklahoma
5.150%, 12/01/2019	83	94
San Diego Gas & Electric
6.000%, 06/01/2026	60	74
3.950%, 11/15/2041	14	13
Sempra Energy
8.900%, 11/15/2013	180	185
6.000%, 10/15/2039	50	56
Southern
1.950%, 09/01/2016	26	26

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern California Edison
5.500%, 03/15/2040	$50	$57
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	55
3.875%, 06/01/2021	22	23
Southern Power
5.150%, 09/15/2041	11	11
Southwestern Electric Power
3.550%, 02/15/2022	230	225
Southwestern Public Service
8.750%, 12/01/2018	90	116
Virginia Electric and Power
2.950%, 01/15/2022	330	326
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		15,900

Total Corporate Obligations (Cost $214,658) ($ Thousands)		217,639

ASSET-BACKED SECURITIES — 8.9%

Automotive — 1.7%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	92	93
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	89	89
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	516	518
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	980	988
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	713	722
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	61	61
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	130	130
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	472	472
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	746	746
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	944	944
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	427	426
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	451	447
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A2
3.040%, 10/15/2015 (C)	43	43

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2012- 3, Cl A
1.640%, 11/15/2016 (C)	$71	$71
American Credit Acceptance Receivables Trust, Ser 2013- 1, Cl A
1.450%, 04/16/2018 (C)	214	213
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/2015	11	11
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/2015	27	27
AmeriCredit Automobile Receivables Trust, Ser 2011- 4, Cl A3
1.170%, 05/09/2016	259	260
AmeriCredit Automobile Receivables Trust, Ser 2011- 5, Cl A3
1.550%, 07/08/2016	239	241
AmeriCredit Automobile Receivables Trust, Ser 2012- 1, Cl A2
0.910%, 10/08/2015	35	35
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A2
0.490%, 04/08/2016	225	225
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A3
0.670%, 06/08/2017	236	236
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A2
0.510%, 01/08/2016	145	145
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A3
0.620%, 06/08/2017	48	48
AmeriCredit Automobile Receivables Trust, Ser 2013- 1, Cl A2
0.490%, 06/08/2016	98	98
AmeriCredit Automobile Receivables Trust, Ser 2013- 3, Cl A2
0.680%, 10/11/2016	913	913
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/2017	125	125
California Republic Auto Receivables Trust, Ser 2012- 1, Cl A
1.180%, 08/15/2017 (C)	79	79
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	$558	$555
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	385	385
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	205
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (C)	141	141
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	88	91
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	63	63
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	222	222
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	120	120
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	245	245
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A4
1.930%, 08/18/2016	132	132
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	475	475
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	156	156
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	664	663
Huntington Auto Trust, Ser 2011- 1A, Cl A4
1.310%, 11/15/2016 (C)	200	202
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	90	91
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	39	39
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	72
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (C)	19	19
Mercedes-Benz Auto Receivables Trust, Ser 2011- 1, Cl A3
0.850%, 03/16/2015	209	209
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	145	146
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (C)	200	201

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	$60	$60
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	75	75
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	112	112
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.540%, 10/15/2014	104	104
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	111	111
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	52	52
Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/2017 (C)	100	101
Santander Drive Auto Receivables Trust, Ser 2011- 1, Cl B
2.350%, 11/16/2015	100	101
Santander Drive Auto Receivables Trust, Ser 2011- 2, Cl A3
1.290%, 02/16/2015	42	42
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/2017 (C)	15	15
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl D
3.350%, 06/15/2017 (C)	22	22
Santander Drive Auto Receivables Trust, Ser 2012- 1, Cl A2
1.250%, 04/15/2015	38	38
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A2
0.830%, 04/15/2015	91	91
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A2
0.570%, 12/15/2015	116	115
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A3
0.830%, 12/15/2016	119	119
Santander Drive Auto Receivables Trust, Ser 2012- 6, Cl A3
0.620%, 07/15/2016	129	129
Santander Drive Auto Receivables Trust, Ser 2013- 1, Cl A2
0.480%, 02/16/2016	151	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013- 2, Cl A3
0.700%, 09/15/2017	$785	$783
Santander Drive Auto Receivables Trust, Ser 2013- 3, Cl A2
0.550%, 09/15/2016	861	860
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (C)	27	27
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	125	126
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	158	158
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	237	237
Westlake Automobile Receivables Trust, Ser 2011- 1A, Cl A3
1.490%, 06/16/2014 (C)	6	6
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	82	82

		16,661

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.442%, 03/15/2017 (A)	159	161
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.343%, 03/15/2018 (A)	100	99
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.433%, 05/15/2020 (A)	891	888
American Express Issuance Trust II, Ser 2013-1, Cl A
0.479%, 02/15/2019 (A)	581	578
BA Credit Card Trust, Ser 2007- A6, Cl A6
0.253%, 09/15/2016 (A)	1,275	1,273
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	200
Chase Issuance Trust, Ser 2008- A13, Cl A13
1.773%, 09/15/2015 (A)	641	643
Chase Issuance Trust, Ser 2012- A1, Cl A1
0.293%, 05/16/2016 (A)	629	628
Chase Issuance Trust, Ser 2012- A10, Cl A10
0.452%, 12/16/2019 (A)	164	163

29	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012- A6, Cl A
0.322%, 08/15/2017 (A)	$1,346	$1,342
Chase Issuance Trust, Ser 2013- A3, Cl A3
0.473%, 04/15/2020 (A)	585	582
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.542%, 08/15/2016 (A)	1,066	1,067
Discover Card Master Trust, Ser 2013-A1, Cl A1
0.493%, 08/17/2020 (A)	349	346
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.743%, 01/15/2017 (A)	188	188
MBNA Credit Card Master Note Trust, Ser 2003-A10, Cl A10
0.453%, 03/15/2016 (A)	276	276
World Financial Network Credit Card Master Trust, Ser 2013- B, Cl A
0.910%, 03/16/2020	614	607

		9,041

Mortgage Related Securities — 1.6%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.813%, 04/25/2034 (A)	127	118
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.243%, 01/25/2034 (A)	505	456
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.168%, 12/25/2034 (A)	761	747
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.733%, 03/25/2035 (A)	491	490
Argent Securities, Ser 2003-W5, Cl M1
1.243%, 10/25/2033 (A)	823	819
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.853%, 06/25/2035 (A)	843	828
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.683%, 07/25/2035 (A)	168	168
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.833%, 07/25/2034 (A)	263	249
Bear Stearns Asset-Backed Securities I Trust, Ser 2004- BO1, Cl M5
1.593%, 10/25/2034 (A)	360	344
Bear Stearns Asset-Backed Securities Trust, Ser 2004- HE10, Cl M1
1.168%, 12/25/2034 (A)	429	392
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.593%, 08/25/2043 (A)	793	776

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.545%, 08/25/2035 (A)	$928	$914
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.473%, 02/25/2036 (A)	593	583
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.443%, 11/25/2037 (A)	349	343
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	385
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/2028	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.682%, 01/20/2035 (A)	65	64
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.342%, 01/20/2035 (A)	81	77
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.392%, 01/20/2036 (A)	1,168	1,137
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
1.392%, 03/20/2036 (A)	72	71
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.729%, 03/20/2036 (A)	79	77
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.672%, 03/20/2036 (A)	2,000	1,661
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
0.850%, 11/20/2036 (A)	648	647
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
2.443%, 07/25/2034 (A) (C)	96	94
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.513%, 11/25/2035 (A)	767	744
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	106
New Century Home Equity Loan Trust, Ser 2005-3, Cl A2D
0.573%, 07/25/2035 (A)	354	353
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.563%, 09/25/2035 (A)	1,450	1,418
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.843%, 03/25/2035 (A)	520	511

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securities, Ser 2005-KS9, Cl A3
0.533%, 10/25/2035 (A)	$34	$33
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (C)	87	85
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	72	71
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	54	55
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A) (C)	103	103
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	70	70
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.594%, 02/25/2035	187	185
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	794	812

		15,986

Other Asset-Backed Securities — 4.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.993%, 12/27/2022 (A) (C)	141	142
Access Group, Ser 2004-2, Cl A3
0.466%, 10/25/2024 (A)	400	359
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	546	549
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	733	740
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.993%, 09/15/2016 (A)	242	243
Ally Master Owner Trust, Ser 2012-1, Cl A1
0.992%, 02/15/2017 (A)	453	456
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	630
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.893%, 06/15/2017 (A)	286	287
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	495	488
Alm Loan Funding, Ser 2012-7A, Cl A1
1.722%, 10/19/2024 (A) (C)	450	448

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (C)	$68	$67
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.473%, 02/25/2035 (A)	850	841
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.276%, 10/27/2036 (A)	400	393
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	69	68
Centerpoint Energy Transition Bond II, Ser 2005-A
5.090%, 08/01/2015	706	718
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	65	65
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	123
CIT Education Loan Trust, Ser 2007-1, Cl A
0.363%, 03/25/2042 (A) (C)	746	691
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	200	200
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.653%, 10/25/2035 (A)	302	302
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.332%, 07/15/2036 (A)	138	113
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (C)	268	272
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (C)	185	185
Educational Funding of the South, Ser 2011-1, Cl A2
0.926%, 04/25/2035 (A)	460	458
EFS Volunteer, Ser 2010-1, Cl A2
1.126%, 10/25/2035 (A) (C)	800	743
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.193%, 08/25/2034 (A)	1,160	1,108
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	480	485
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.663%, 01/15/2016 (A)	130	130

31	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	$625	$626
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.573%, 01/15/2018 (A)	112	112
GE Seaco Finance, Ser 2005-1A, Cl A
0.443%, 11/17/2020 (A) (C)	677	662
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (C)	186	186
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	146	146
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (C)	193	192
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	150	148
ING Investment Management, Ser 2012-4A, Cl A1
1.667%, 10/15/2023 (A) (C)	450	449
Kondaur Mortgage Asset Trust Ser 2013-1, Cl A (C)
4.458%, 09/25/2018	450	450
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	468	501
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (C)	200	200
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
0.543%, 03/25/2032 (A)	240	240
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	925	989
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (C)	100	99
Nationstar Mortgage Advance Receivable Trust, Ser 2013- T2A, Cl A2
1.679%, 06/20/2046 (C)	200	199
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.386%, 10/25/2033 (A)	758	716

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.373%, 03/23/2037 (A)	$696	$656
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.364%, 11/23/2022 (A)	722	718
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.356%, 10/26/2026 (A)	886	882
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.283%, 11/27/2018 (A)	197	197
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.343%, 05/27/2025 (A)	433	402
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.623%, 03/25/2026 (A) (C)	1,544	1,511
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.993%, 04/25/2046 (A) (C)	204	205
Neptune Finance CCS, Ser 2008- 1A, Cl A
0.891%, 04/20/2020 (A) (C)	450	448
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (C)	23	24
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.101%, 07/25/2025 (A)	450	452
NYMT Residential, Ser 2012- RP1A
4.250%, 12/25/2017 (A) (C)	150	150
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.709%, 11/20/2023 (A) (C)	450	451
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2004-MHQ1, Cl M2
1.318%, 12/25/2034 (A)	460	446
Park Place Securities, Ser 2004- MCW1, Cl M1
1.131%, 10/25/2034 (A)	233	226
Park Place Securities, Ser 2004- WCW2, Cl M1
0.813%, 10/25/2034 (A)	996	994
PennyMac Loan Trust, Ser 2011- NPL1, Cl A
5.250%, 09/25/2051 (A) (C)	6	6
Real Estate Asset Trust, Ser 2012-3A, Cl A1
2.734%, 11/25/2042 (A) (C)	13	13

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	$232	$243
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.493%, 10/25/2035 (A)	150	146
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.533%, 05/25/2035 (A)	455	447
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.463%, 03/25/2036 (A)	350	325
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (C)	120	120
Resort Finance Timeshare
6.250%, 08/06/2018	196	196
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	463
Scholar Funding Trust, Ser 2011- A, Cl A
1.176%, 10/28/2043 (A) (C)	446	440
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.675%, 05/15/2028 (A)	162	160
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.993%, 11/25/2043 (A)	180	176
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.843%, 07/15/2022 (A) (C)	347	346
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	890	845
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.466%, 10/28/2028 (A)	235	234
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.563%, 12/15/2025 (A) (C)	350	347
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.776%, 04/25/2024 (A) (C)	1,237	1,244
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.476%, 07/27/2026 (A)	279	283
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.376%, 01/25/2023 (A)	100	100
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.446%, 01/25/2041 (A)	540	454

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-7, Cl A4
0.346%, 04/25/2022 (A)	$107	$107
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.436%, 01/25/2041 (A)	540	456
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.276%, 07/25/2017 (A)	175	175
SLM Student Loan Trust, Ser 2007-2, Cl B
0.446%, 07/25/2025 (A)	178	151
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.926%, 07/25/2022 (A)	1,300	1,357
SLM Student Loan Trust, Ser 2010-1, Cl A
0.593%, 03/25/2025 (A)	420	416
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.592%, 12/15/2023 (A) (C)	811	818
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.943%, 05/26/2026 (A)	200	198
SLM Student Loan Trust, Ser 2012-6, Cl B
1.193%, 04/27/2043 (A)	249	223
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.592%, 08/15/2025 (A) (C)	817	825
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.293%, 12/15/2021 (A) (C)	528	530
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.293%, 08/15/2023 (A) (C)	407	409
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.943%, 10/16/2023 (A) (C)	111	111
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.942%, 06/15/2045 (A) (C)	541	551
SLM Student Loan Trust, Ser 2013-2, Cl B
1.693%, 06/25/2043 (A)	128	120
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.495%, 05/26/2020 (A)	663	661
SLM Student Loan Trust, Ser 2013-3, Cl B
1.695%, 09/25/2043 (A)	136	126
SLM Student Loan Trust, Ser 2013-9, Cl A6
0.826%, 10/26/2026 (A)	888	774

33	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-A, Cl A1
0.799%, 08/15/2022 (A) (C)	$496	$493
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.476%, 04/28/2029 (A)	318	316
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	350	350
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (C)	250	249
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (C)	163	163
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (C)	249	250
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (C)	272	272
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (C)	246	246
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.693%, 06/25/2035 (A)	37	37
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC2, Cl A2
0.283%, 03/25/2037 (A)	58	58
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.493%, 05/25/2035 (A)	260	256
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.423%, 07/25/2035 (A)	446	443
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.343%, 07/25/2036 (A)	880	855
TAL Advantage I, Ser 2006-1A, Cl N
0.388%, 04/20/2021 (A) (C)	297	293
TAL Advantage I, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (C)	407	412
TAL Advantage I, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (C)	190	192
Textainer Marine Containers, Ser 2005-1A, Cl A
0.440%, 05/15/2020 (A) (C)	192	189
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.593%, 10/15/2015 (A) (C)	137	140
Trinity Rail Leasing, Ser 2004- 1A, Cl A
5.270%, 08/14/2027 (C)	284	306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (C)	$667	$709
Triton Container Finance, Ser 2006-1A, Cl N
0.370%, 11/26/2021 (A) (C)	512	500
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (C)	147	147
VOLT, Ser 2012-RP3A, Cl A
16.932%, 11/27/2017 (C)	37	36

		46,489

Total Asset-Backed Securities (Cost $86,548) ($ Thousands)		88,177

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLB
5.500%, 07/15/2036	300	369
2.500%, 05/26/2015 (F)	950	931
0.100%, 09/25/2013	3,725	3,725
0.070%, 07/19/2013	2,140	2,140
FHLMC
0.110%, 01/21/2010	1,100	1,099
0.100%, 12/09/2013	120	120
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,182
9.700%, 04/05/2019	320	448
8.600%, 09/26/2019	845	1,154
3.208%, 12/06/2017 (E)	660	615
2.000%, 10/06/2017	360	337
0.000%, 05/11/2018 to 09/26/2019 (E)	2,225	2,008
FNMA
5.375%, 06/12/2017	50	58
3.460%, 06/01/2017 (E)	600	567
2.027%, 10/09/2019 (E)	1,000	840
0.750%, 02/01/2016	1,240	1,241
0.500%, 01/29/2016	1,825	1,818
0.120%, 02/24/2014	270	270
0.100%, 12/04/2013	1,100	1,099
0.070%, 10/01/2013	2,605	2,605
Resolution Funding STRIPS
1.805%, 10/15/2019 (E)	200	175
1.593%, 07/15/2020 (E)	1,840	1,572
Tennessee Valley Authority
5.880%, 04/01/2036	250	310
5.250%, 09/15/2039	390	439
4.625%, 09/15/2060	60	58
U.S. Treasury STRIPS
2.875%, 05/15/2035	100	46
2.778%, 11/15/2034	200	93
1.460%, 02/15/2021 (E)	430	364

Total U.S. Government Agency Obligations (Cost $25,635) ($ Thousands)		25,683

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.7%
American Municipal Power, RB
7.499%, 02/15/2050	$80	$99
City of Houston, Ser A, GO
6.290%, 03/01/2032	475	549
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	30
County of Clark, Ser C, RB
6.820%, 07/01/2045	245	318
Los Angeles, Community College District, GO
6.750%, 08/01/2049	235	293
New Jersey State, Turnpike Authority, Ser C, RB
7.102%, 01/01/2041	283	364
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	273	322
Ohio State University, Ser A, RB
4.800%, 06/01/2111	253	218
Pennsylvania State Higher Education Assistance Agency, Sub-Ser HH4, RB
0.156%, 05/01/2046 (A)	900	869
Port Authority of New York & New Jersey, RB
5.647%, 11/01/2040	105	117
4.458%, 10/01/2062	315	281
State of California, GO
7.600%, 11/01/2040	205	278
7.300%, 10/01/2039	220	284
6.650%, 03/01/2022	500	592
6.200%, 03/01/2019	300	350
State of Illinois, GO
5.877%, 03/01/2019	120	131
5.665%, 03/01/2018	600	658
5.365%, 03/01/2017	140	152
5.100%, 06/01/2033	1,010	937
4.950%, 06/01/2023	275	273

Total Municipal Bonds (Cost $6,621) ($ Thousands)		7,115

SOVEREIGN DEBT — 0.7%
Brazilian Government International Bond
2.625%, 01/05/2023 (D)	240	209
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	196
Israel Government AID Bond
2.400%, 11/15/2019	500	437
2.311%, 03/15/2019	1,000	898
Kommunalbanken
1.125%, 05/23/2018 (C)	940	907
Mexico Government International Bond
5.750%, 10/12/2110	763	696
4.750%, 03/08/2044	60	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Quebec Canada
6.350%, 01/30/2026	$70	$88
2.625%, 02/13/2023	965	905
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	705	721
Slovenia Government International Bond (C)
5.850%, 05/10/2023	200	186
5.500%, 10/26/2022	200	184
4.750%, 05/10/2018	460	437
Spain Government International Bond MTN
4.000%, 03/06/2018 (C)	500	492
United Mexican States MTN
6.050%, 01/11/2040	100	109

Total Sovereign Debt (Cost $6,781) ($ Thousands)		6,519

U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bills (E)
0.078%, 11/14/2013	700	700
0.039%, 08/22/2013	60	60
U.S. Treasury Bonds
7.625%, 02/15/2025	1,485	2,230
6.375%, 08/15/2027	50	70
6.125%, 08/15/2029	50	70
5.000%, 05/15/2037	200	255
4.750%, 02/15/2037	100	123
4.500%, 05/15/2038	150	179
3.125%, 11/15/2041 to 02/15/2043 (B)	24,302	22,762
3.000%, 05/15/2042	1,210	1,103
2.875%, 05/15/2043	996	881
2.750%, 08/15/2042 to 11/15/2042	19,038	16,426
2.625%, 11/15/2020	100	104
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	108	134
2.125%, 02/15/2040 to 02/15/2041	1,659	2,020
2.000%, 01/15/2014 to 07/15/2014	2,271	2,320
1.250%, 04/15/2014	2,033	2,060
0.750%, 02/15/2042	216	190
0.625%, 02/15/2043	2,063	1,735
0.500%, 04/15/2015	2,559	2,623
0.125%, 04/15/2016 to 04/15/2018	8,816	9,044
U.S. Treasury Notes
3.625%, 02/15/2021	400	445
3.500%, 02/15/2018 to 05/15/2020	1,300	1,434
3.375%, 07/31/2013	2,500	2,507
3.125%, 04/30/2017 to 05/15/2021	1,841	1,982
2.750%, 10/31/2013 to 11/30/2016	4,698	4,751
2.625%, 08/15/2020	400	418
2.375%, 09/30/2014	1,338	1,374
2.000%, 02/15/2022 to 02/15/2023	16,460	15,845

35	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.875%, 02/28/2014 to 06/30/2020	$3,410	$3,405
1.750%, 05/15/2023	7,411	6,941
1.625%, 11/15/2022	1,875	1,750
1.500%, 12/31/2013 to 08/31/2018	2,575	2,592
1.375%, 11/30/2015 to 05/31/2020	41,825	41,479
1.125%, 04/30/2020	5,220	4,964
1.000%, 05/31/2018 (D)	5,190	5,101
1.000%, 11/30/2019	800	762
0.750%, 10/31/2017 to 03/31/2018	21,525	21,091
0.625%, 04/30/2018 (D)	9,055	8,751
0.500%, 06/15/2016	2,130	2,121
0.375%, 06/15/2015 to 06/30/2015	6,829	6,832
0.250%, 01/15/2015 to 10/15/2015	25,730	25,681
0.125%, 07/31/2014 to 04/30/2015	2,716	2,711
U.S. Treasury STRIPS (E)
6.292%, 05/15/2024	200	147
4.978%, 11/15/2027	1,520	957
4.917%, 05/15/2026	100	67
4.863%, 11/15/2031	50	26
4.789%, 08/15/2027	700	443
4.750%, 05/15/2027	515	330
4.591%, 05/15/2036	100	44
4.589%, 08/15/2030	325	180
4.587%, 02/15/2024	75	56
4.576%, 05/15/2034	175	83
4.555%, 05/15/2029	100	59
4.536%, 02/15/2034	250	120
4.509%, 02/15/2028	653	404
4.453%, 08/15/2033	300	147
4.445%, 05/15/2028	700	428
4.422%, 11/15/2030	950	522
4.390%, 05/15/2033	425	210
4.371%, 02/15/2030	1,000	567
4.287%, 02/15/2017	3,660	3,538
4.269%, 11/15/2024	150	108
4.264%, 11/15/2026	1,100	721
4.231%, 11/15/2029	400	229
4.221%, 05/15/2030	200	112
4.147%, 11/15/2033	450	218
4.097%, 11/15/2020 (D)	820	703
4.050%, 05/15/2019	875	792
4.029%, 08/15/2019	1,350	1,212
3.964%, 11/15/2032	250	126
3.888%, 02/15/2027	1,350	875
3.720%, 05/15/2031	185	99
3.718%, 11/15/2017	650	616
3.704%, 08/15/2018	400	371
3.560%, 08/15/2020	3,550	3,072
3.301%, 11/15/2016	200	194
3.268%, 02/15/2032	450	234
3.135%, 05/15/2018	250	233
3.087%, 02/15/2018	925	870
3.069%, 05/15/2020	4,274	3,733
2.890%, 08/15/2026	47	31
2.727%, 02/15/2035	100	46

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

2.721%, 02/15/2015	$100	$100
2.704%, 08/15/2021	250	208
2.088%, 11/15/2021	950	781
1.862%, 05/15/2021	2,550	2,142
1.800%, 02/15/2022	200	163
1.474%, 02/15/2020	1,700	1,499

Total U.S. Treasury Obligations (Cost $260,008) ($ Thousands)		255,842

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
0.100% ** † (G)	15,412,162	15,412

Total Affiliated Partnership (Cost $15,412) ($ Thousands)		15,412

CASH EQUIVALENT — 9.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	88,860,992	88,861

Total Cash Equivalent (Cost $88,861) ($ Thousands)		88,861

COMMERCIAL PAPER — 0.2%
RBS Holdings USA
0.351%, 08/20/2013 (C) (E)	1,795	1,794

Total Commercial Paper (Cost $1,794) ($ Thousands)		1,794

Total Investments — 112.4% (Cost $1,103,318) ($ Thousands) ††		$1,110,399

WRITTEN OPTION * ‡‡ — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%	(1,490,000)	(2)

Total Written Option (Premiums Received $17) ($ Thousands)		(2)

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

The open futures contracts held by the Fund at June 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	15	Dec-2014	$(5)
90-Day Euro$	(15)	Dec-2015	29
90-Day Euro$	28	Mar-2015	13
U.S. 10-Year Treasury Note	13	Sep-2013	(49)
U.S. 10-Year Treasury Note	(267)	Sep-2013	948
U.S. 2-Year Treasury Note	(62)	Sep-2013	9
U.S. 5-Year Treasury Note	(233)	Oct-2013	345
U.S. Long Treasury Bond	60	Sep-2013	(284)
U.S. Long Treasury Bond	(31)	Sep-2013	188
U.S. Ultra Long Treasury Bond	(54)	Dec-2013	304

			$1,498

For the period ended June 30, 2013, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the outstanding swap agreements held by the fund at June 30, 2013, is as follows:

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/27	$415	$25
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/27	420	29
Citigroup	2.71%	3-Month LIBOR	08/15/42	830	109

					$163

For the period ended June 30, 2013, the total amount of all open swaps, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $988,063 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	For the period ended June 30, 2013, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $15,066 ($ Thousands).

(E)	The rate reported is the effective yield at time of purchase.

(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specified date.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2013 was $15,412 ($ Thousands).

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMBS — Commercial Mortgage Backed Security

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

Ltd — Limited

LIBOR — London Inter-Bank Offer Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union administration

NSA — Not Seasonally Adjusted

NY — New York

PLC — Public Limited Company

PO — Principal Only

Re-Remic— Resecuritization of Real Estate Investment Conduit

RB— Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

††	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,103,318 ($ Thousands), and the unrealized appreciation and depreciation were $26,255 ($ Thousands) and $(19,174) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$403,357	$—	$403,357
Corporate Obligations	—	217,639	—	217,639
Asset-Backed Securities	—	88,177	—	88,177
U.S. Government Agency
Obligations	—	25,683	—	25,683
Municipal Bonds	—	7,115	—	7,115
Sovereign Debt	—	6,519	—	6,519
U.S. Treasury Obligations	—	255,842	—	255,842
Affiliated Partnership	—	15,412	—	15,412
Cash Equivalent	88,861	—	—	88,861
Commercial Paper	—	1,794	—	1,794

Total Investments in Securities	$88,861	$1,021,538	$—	$1,110,399

37	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,498	$—	$—	$1,498
Written Options	—	(2)	—	(2)
Interest Rate Swaps *	—	163	—	163

Total Other Financial Instruments	$1,498	$161	$—	$1,659

*	Futures contracts and swaps contracts are valued at the unrealized appreciation (depreciation) of the investment.

For the period ended June 30, 2013 there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013 there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 75.1%

Consumer Discretionary — 19.0%
Academy
9.250%, 08/01/2019 (A)	$655	$725
Adelphia Communications (Escrow Security) (B)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009	225	2
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021 (A)	285	287
Affinion Group
11.500%, 10/15/2015	525	404
Affinity Gaming
9.000%, 05/15/2018	1,675	1,729
Allison Transmission
7.125%, 05/15/2019 (A)	645	682
AMC Entertainment
9.750%, 12/01/2020	715	810
8.750%, 06/01/2019	520	556
AMC Networks
4.750%, 12/15/2022	745	719
American Axle & Manufacturing
6.250%, 03/15/2021	340	346
American Axle & Manufacturing Holdings
7.750%, 11/15/2019	595	654
American Standard Americas
10.750%, 01/15/2016 (A)	1,915	2,011
AmeriGas Finance
7.000%, 05/20/2022	7,695	7,868
Ameristar Casinos
7.500%, 04/15/2021	1,225	1,274
Armored Autogroup
9.250%, 11/01/2018	920	844
Ashtead Capital
6.500%, 07/15/2022 (A)	3,110	3,242
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B) (C) (D) (H)	2,750	1
Avis Budget Car Rental
8.250%, 01/15/2019	1,900	2,066
5.500%, 04/01/2023 (A)	1,290	1,245
4.875%, 11/15/2017 (A)	345	347
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	930	681
BC Mountain
7.000%, 02/01/2021 (A)	925	943
Beazer Homes USA
7.250%, 02/01/2023 (A)	395	399
Belo
7.750%, 06/01/2027	1,675	1,792
Block Communications
7.250%, 02/01/2020 (A)	655	688
Bon-Ton Department Stores
8.000%, 06/15/2021 (A)	1,430	1,453
Brands
6.625%, 04/01/2021	615	668
5.625%, 02/15/2022	1,275	1,294
Brookfield Residential Properties
6.125%, 07/01/2022 (A)	425	417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Coat Factory Warehouse
10.000%, 02/15/2019	$8,415	$9,299
Burlington Holdings
9.000%, 02/15/2018 (A)	1,320	1,353
Cablevision Systems
8.625%, 09/15/2017	285	323
7.750%, 04/15/2018	1,192	1,281
Caesars Entertainment Operating
9.000%, 02/15/2020 (A)	1,040	991
8.500%, 02/15/2020	2,995	2,823
Caesars Operating Escrow
9.000%, 02/15/2020 (A)	605	576
Carmike Cinemas
7.375%, 05/15/2019	750	806
CCO Holdings
7.375%, 06/01/2020	965	1,049
7.000%, 01/15/2019	1,420	1,505
5.250%, 03/15/2021	420	414
5.250%, 09/30/2022	1,325	1,259
CDR DB Sub
7.750%, 10/15/2020 (A)	1,590	1,594
Cedar Fair
5.250%, 03/15/2021 (A)	500	480
Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	3,180	3,236
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	575	601
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	3,985
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	934
Chrysler Group
8.250%, 06/15/2021	2,890	3,190
8.000%, 06/15/2019	820	895
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A) (B)	1,837	891
Cinemark USA
7.375%, 06/15/2021	565	613
5.125%, 12/15/2022	1,390	1,341
Claire’s Stores
9.000%, 03/15/2019 (A)	1,505	1,655
8.875%, 03/15/2019	620	651
7.750%, 06/01/2020 (A)	155	150
Clear Channel Communications
9.000%, 12/15/2019 (A)	529	513
9.000%, 03/01/2021	3,290	3,126
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,880	1,946
7.625%, 03/15/2020	225	232
6.500%, 11/15/2022 (A)	4,035	4,156
6.500%, 11/15/2022 (A)	895	917
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,021
Columbus International
11.500%, 11/20/2014 (A)	950	1,024
Continental Rubber of America
4.500%, 09/15/2019 (A)	1,045	1,076
CSC Holdings
8.625%, 02/15/2019	2,205	2,547
6.750%, 11/15/2021	2,225	2,397

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CST Brands
5.000%, 05/01/2023 (A)	$350	$341
Dana Holding
6.750%, 02/15/2021	1,108	1,177
6.500%, 02/15/2019	700	745
Dave & Buster’s
11.000%, 06/01/2018	2,665	2,951
Dave & Buster’s Parent
11.786%, 02/15/2016 (A)	8,130	6,301
DCP
10.750%, 08/15/2015 (A)	2,220	2,309
Dex One PIK
14.000%, 01/29/2017	1,068	705
Diamond Resorts
12.000%, 08/15/2018	3,000	3,285
DISH DBS
7.875%, 09/01/2019	3,315	3,713
6.750%, 06/01/2021	1,365	1,450
5.875%, 07/15/2022	2,020	2,050
5.125%, 05/01/2020 (A)	435	426
5.000%, 03/15/2023	2,015	1,939
4.250%, 04/01/2018 (A)	1,775	1,740
Eldorado Resorts
8.625%, 06/15/2019 (A)	4,615	4,442
Empire Today
11.375%, 02/01/2017 (A)	2,105	1,684
Ferrellgas
6.500%, 05/01/2021	325	326
FGI Operating
7.875%, 05/01/2020 (A)	695	719
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A) (B)	3,125	2
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	1,520	1,444
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	454
8.250%, 08/15/2020	530	580
6.500%, 03/01/2021	2,150	2,188
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,700	4,052
GRD Holdings III
10.750%, 06/01/2019 (A)	3,465	3,708
Greektown Superholdings
13.000%, 07/01/2015	1,840	1,955
13.000%, 07/01/2015	2,740	2,911
Griffey Intermediate
7.000%, 10/15/2020 (A)	1,310	1,264
Gymboree
9.125%, 12/01/2018	830	780
Hanesbrands
6.375%, 12/15/2020	1,240	1,322
Harrah’s Operating
11.250%, 06/01/2017	530	552
10.000%, 12/15/2018	698	419
Hertz
7.500%, 10/15/2018	1,260	1,351
5.875%, 10/15/2020	620	639
Hillman Group
10.875%, 06/01/2018	885	958
10.875%, 06/01/2018 (A)	2,040	2,208
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,650	1,650

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

inVentiv Health (A)
11.000%, 08/15/2018	$370	$307
10.750%, 08/15/2018	555	461
9.000%, 01/15/2018	750	784
Isle of Capri Casinos
5.875%, 03/15/2021	815	778
J Crew Group
8.125%, 03/01/2019	995	1,045
Jaguar Land Rover
8.125%, 05/15/2021 (A)	670	737
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	310	301
Jarden
7.500%, 01/15/2020	575	615
JC Penney
6.375%, 10/15/2036	630	491
5.750%, 02/15/2018	855	750
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	960
Landry’s
9.375%, 05/01/2020 (A)	1,640	1,730
Laureate Education
9.250%, 09/01/2019 (A)	2,300	2,461
Libbey Glass
6.875%, 05/15/2020	504	527
Liberty Media LLC
8.250%, 02/01/2030	4,035	4,317
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	3,565	3,819
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,700	1,787
LKQ
4.750%, 05/15/2023 (A)	1,485	1,418
M/I Homes
8.625%, 11/15/2018	1,590	1,725
Marina District Finance
9.875%, 08/15/2018	1,265	1,316
McClatchy
9.000%, 12/15/2022 (A)	2,370	2,489
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021 (A)	370	378
MDC Partners
6.750%, 04/01/2020 (A)	5,085	5,072
Meritage Homes
7.000%, 04/01/2022	290	319
MGM Resorts International
11.375%, 03/01/2018	1,715	2,144
8.625%, 02/01/2019	2,575	2,910
7.750%, 03/15/2022	470	511
6.750%, 10/01/2020	1,055	1,092
6.625%, 12/15/2021	700	722
Michaels Stores
11.375%, 11/01/2016	280	292
7.750%, 11/01/2018	1,360	1,455
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
MTR Gaming Group
11.500%, 08/01/2019	5,545	5,795
Nara Cable Funding (A)
8.875%, 12/01/2018	1,130	1,175
8.875%, 12/01/2018	440	451
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,128

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Look Bondco I
8.375%, 05/14/2018 (A)	$735	$713
Nexstar Broadcasting
8.875%, 04/15/2017	605	647
6.875%, 11/15/2020 (A)	1,880	1,936
Nielsen Finance
4.500%, 10/01/2020 (A)	1,290	1,238
Norcraft
10.500%, 12/15/2015	865	897
Ono Finance II
10.875%, 07/15/2019 (A)	690	718
Party City Holdings
8.875%, 08/01/2020 (A)	2,675	2,869
Petco Animal Supplies
9.250%, 12/01/2018 (A)	830	894
Pinnacle Entertainment
7.750%, 04/01/2022	595	622
Quebecor Media
5.750%, 01/15/2023	680	663
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B) (F)	1,725	17
0.000%, 03/15/2016 (B)	1,915	19
Quiksilver
6.875%, 04/15/2015	1,455	1,426
Radio Systems
8.375%, 11/01/2019 (A)	705	751
Reynolds Group
6.875%, 02/15/2021	2,000	2,100
Reynolds Group Issuer
9.875%, 08/15/2019	7,645	8,180
9.000%, 04/15/2019	2,955	3,051
5.750%, 10/15/2020	3,745	3,773
Roadhouse Financing
10.750%, 10/15/2017	4,270	3,960
RSC Equipment Rental
8.250%, 02/01/2021	3,806	4,168
RSI Home Products
6.875%, 03/01/2018 (A)	200	205
Sally Holdings
6.875%, 11/15/2019	315	338
5.750%, 06/01/2022	555	563
Schaeffler Finance BV (A)
8.500%, 02/15/2019	235	262
4.750%, 05/15/2021	345	328
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	243
Seneca Gaming
8.250%, 12/01/2018 (A)	3,905	4,159
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	3,905	3,973
Service International
7.625%, 10/01/2018	375	428
7.500%, 04/01/2027	625	683
7.000%, 05/15/2019	550	582
5.375%, 01/15/2022 (A)	795	793
Seven Seas Cruises S de RL
9.125%, 05/15/2019	950	1,007
Sinclair Television Group
8.375%, 10/15/2018	275	296
6.125%, 10/01/2022 (A)	360	360
5.375%, 04/01/2021 (A)	3,555	3,413

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sirius XM Radio (A)
4.625%, 05/15/2023	$200	$185
4.250%, 05/15/2020	1,540	1,448
Sitel
11.000%, 08/01/2017 (A)	1,135	1,209
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,088
Sonic Automotive
5.000%, 05/15/2023 (A)	355	344
Spectrum Brands
6.750%, 03/15/2020	400	422
Spectrum Brands Escrow (A)
6.625%, 11/15/2022	1,385	1,451
6.375%, 11/15/2020	790	828
Spencer Spirit Holdings
9.000%, 05/01/2018 (A)	1,065	1,038
Stanadyne Holdings
12.000%, 02/15/2015 (G)	1,700	1,020
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,771
Suburban Propane Partners
7.500%, 10/01/2018	1,525	1,601
Taylor Morrison Communities (A)
7.750%, 04/15/2020	591	637
7.750%, 04/15/2020	14	15
Tempur-Pedic International
6.875%, 12/15/2020 (A)	1,295	1,366
Toll Brothers Finance
4.375%, 04/15/2023	1,590	1,479
Toys R Us
10.375%, 08/15/2017	1,650	1,650
Travelport LLC
11.875%, 09/01/2016	495	460
Truven Health Analytics
10.625%, 06/01/2020 (A)	495	545
UCI International
8.625%, 02/15/2019	1,110	1,132
United Rentals North America
9.250%, 12/15/2019	420	463
8.375%, 09/15/2020	855	926
7.625%, 04/15/2022	720	779
7.375%, 05/15/2020	525	560
6.125%, 06/15/2023	260	259
Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	1,500	1,579
5.500%, 01/15/2023 (A)	3,655	3,454
Univision Communications (A)
8.500%, 05/15/2021	2,805	2,980
7.875%, 11/01/2020	2,350	2,544
6.875%, 05/15/2019	250	263
5.125%, 05/15/2023	1,550	1,465
Vail Resorts
6.500%, 05/01/2019	1,190	1,247
Videotron
5.000%, 07/15/2022	1,975	1,926
Viking Cruises
8.500%, 10/15/2022 (A)	160	175
Visant
10.000%, 10/01/2017	635	586
Visteon
6.750%, 04/15/2019	886	933
WMG Acquisition
6.000%, 01/15/2021 (A)	751	764
Wok Acquisition
10.250%, 06/30/2020 (A)	2,930	3,223

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wolverine World Wide
6.125%, 10/15/2020 (A)	$105	$108
Wynn Las Vegas
4.250%, 05/30/2023 (A)	3,415	3,159

		317,357

Consumer Staples — 3.3%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	705	691
ARAMARK
5.750%, 03/15/2020 (A)	3,805	3,890
B&G Foods
4.625%, 06/01/2021	1,025	979
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,340
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,471	2,625
Central Garden and Pet
8.250%, 03/01/2018	4,770	4,829
Chiquita Brands International
7.875%, 02/01/2021 (A)	285	298
Constellation Brands
4.250%, 05/01/2023	1,230	1,161
3.750%, 05/01/2021	727	681
Cott Beverages
8.125%, 09/01/2018	950	1,024
Del Monte
7.625%, 02/15/2019	5,225	5,369
Elizabeth Arden
7.375%, 03/15/2021	200	214
ESAL GmbH
6.250%, 02/05/2023 (A)	400	365
Fleming
10.125%, 04/01/2008 (B)	1,043	—
Harbinger Group
7.875%, 07/15/2019 (A)	2,900	2,965
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,125	1,076
HJ Heinz Finance
7.125%, 08/01/2039 (A)	645	684
JBS USA
8.250%, 02/01/2020 (A)	1,115	1,168
Land O’ Lakes
6.000%, 11/15/2022 (A)	283	291
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	930	958
New Albertsons
8.000%, 05/01/2031	4,450	3,538
7.750%, 06/15/2026	160	126
7.450%, 08/01/2029	200	157
Pantry
8.375%, 08/01/2020	1,325	1,423
Pilgrim’s Pride
7.875%, 12/15/2018	935	996
Post Holdings
7.375%, 02/15/2022	1,255	1,343
Rite Aid
9.250%, 03/15/2020	4,445	4,906
7.700%, 02/15/2027	2,345	2,345
6.750%, 06/15/2021 (A)	1,090	1,071
Smithfield Foods
6.625%, 08/15/2022	450	484
Spectrum Brands Holdings
9.500%, 06/15/2018	75	82

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Supervalu
6.750%, 06/01/2021 (A)	$3,655	$3,399
US Foods
8.500%, 06/30/2019	2,505	2,618
Vector Group
7.750%, 02/15/2021	745	769

		54,865

Energy — 9.9%
Access Midstream Partners
4.875%, 05/15/2023	560	519
Antero Resources Finance
6.000%, 12/01/2020	1,480	1,458
Arch Coal
8.750%, 08/01/2016	220	220
7.250%, 06/15/2021	880	713
7.000%, 06/15/2019	450	375
Atlas Pipeline Escrow
6.625%, 10/01/2020 (A)	1,779	1,783
Atlas Pipeline Partners (A)
6.625%, 10/01/2020	545	546
5.875%, 08/01/2023	750	712
Atwood Oceanics
6.500%, 02/01/2020	350	363
Berry Petroleum
6.375%, 09/15/2022	330	329
Bill Barrett
7.625%, 10/01/2019	2,200	2,277
7.000%, 10/15/2022	1,500	1,500
Bluewater Holding BV
3.278%, 07/17/2014 (E)	1,200	1,173
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,007
7.875%, 04/15/2022 (A)	3,945	4,024
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,115	2,263
Carrizo Oil & Gas
7.500%, 09/15/2020	375	390
Chaparral Energy
8.250%, 09/01/2021	795	837
Chesapeake Energy
6.625%, 08/15/2020	2,530	2,720
5.750%, 03/15/2023	260	263
Chesapeake Midstream Partners
6.125%, 07/15/2022	225	228
Comstock Resources
7.750%, 04/01/2019	1,955	1,994
Consol Energy
8.250%, 04/01/2020	450	471
8.000%, 04/01/2017	650	684
Continental Resources
5.000%, 09/15/2022	430	438
Copano Energy
7.125%, 04/01/2021	580	645
Crestwood Midstream Partners
7.750%, 04/01/2019	3,825	3,940
Crosstex Energy
8.875%, 02/15/2018	1,860	1,972
7.125%, 06/01/2022	650	657
Dresser-Rand Group
6.500%, 05/01/2021	1,850	1,961
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,385	1,382

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eagle Rock Energy Partners
8.375%, 06/01/2019	$6,405	$6,517
El Paso
7.750%, 01/15/2032	320	340
7.250%, 06/01/2018	310	343
7.000%, 06/15/2017	40	43
EP Energy
9.375%, 05/01/2020	1,050	1,187
7.750%, 09/01/2022	735	786
6.875%, 05/01/2019	1,680	1,798
EV Energy Partners
8.000%, 04/15/2019	1,310	1,323
Exterran Partners
6.000%, 04/01/2021 (A)	1,940	1,911
Foresight Energy
9.625%, 08/15/2017 (A)	575	604
Forest Oil
7.500%, 09/15/2020 (A)	7,155	6,797
7.250%, 06/15/2019	930	874
Genesis Energy
5.750%, 02/15/2021 (A)	1,585	1,545
Gibson Energy
6.750%, 07/15/2021 (A)	2,500	2,476
Halcon Resources
8.875%, 05/15/2021	8,157	7,912
Hercules Offshore (A)
10.500%, 10/15/2017	1,890	2,018
8.750%, 07/15/2021	355	355
Hiland Partners
7.250%, 10/01/2020 (A)	1,919	1,977
Hilcorp Energy I
8.000%, 02/15/2020 (A)	765	822
James River Coal
7.875%, 04/01/2019	385	171
Kodiak Oil & Gas
8.125%, 12/01/2019	2,235	2,425
5.500%, 01/15/2021 (A)	585	570
Laredo Petroleum
9.500%, 02/15/2019	646	711
7.375%, 05/01/2022	765	803
Legacy Reserves (A)
8.000%, 12/01/2020	2,040	2,106
6.625%, 12/01/2021	1,460	1,405
Linn Energy
8.625%, 04/15/2020	1,060	1,113
7.750%, 02/01/2021	1,195	1,198
6.500%, 05/15/2019	40	39
6.250%, 11/01/2019 (A)	3,385	3,224
MarkWest Energy Partners
5.500%, 02/15/2023	730	719
MEG Energy (A)
6.500%, 03/15/2021	616	611
6.375%, 01/30/2023	4,180	4,055
Memorial Production Partners
7.625%, 05/01/2021 (A)	935	921
Midstates Petroleum (A)
10.750%, 10/01/2020	4,573	4,596
9.250%, 06/01/2021	3,085	2,900
Milagro Oil & Gas
10.500%, 05/15/2016	1,700	1,233
Millennium Offshore Services Superholdings
9.500%, 02/15/2018 (A)	925	948
Newfield Exploration
6.875%, 02/01/2020	625	644

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northern Oil and Gas
8.000%, 06/01/2020	$1,330	$1,343
Ocean Rig UDW
9.500%, 04/27/2016 (A)	3,400	3,528
Offshore Group Investment
7.125%, 04/01/2023 (A)	660	648
Pacific Drilling
5.375%, 06/01/2020 (A)	900	842
Parker Drilling
9.125%, 04/01/2018	1,720	1,819
PDC Energy
7.750%, 10/15/2022 (A)	2,425	2,504
Peabody Energy
6.250%, 11/15/2021	1,725	1,665
6.000%, 11/15/2018	840	842
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,980	3,144
8.250%, 04/15/2018	1,000	1,043
6.500%, 05/15/2021 (A)	100	96
Pioneer Drilling
9.875%, 03/15/2018	1,620	1,737
Plains Exploration & Production
6.875%, 02/15/2023	800	856
6.500%, 11/15/2020	1,675	1,776
QR Energy
9.250%, 08/01/2020	665	683
Range Resources
5.000%, 08/15/2022	2,910	2,845
5.000%, 03/15/2023	3,595	3,514
Regency Energy Partners
5.500%, 04/15/2023	510	502
4.500%, 11/01/2023 (A)	300	272
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	1,820	1,629
Rosetta Resources
5.625%, 05/01/2021	915	893
Sabine Pass Liquefaction (A)
5.625%, 02/01/2021	3,665	3,555
5.625%, 04/15/2023	4,585	4,333
Samson Investment
10.000%, 02/15/2020 (A)	1,695	1,786
SandRidge Energy
8.125%, 10/15/2022	2,069	2,048
7.500%, 03/15/2021	3,631	3,468
7.500%, 02/15/2023	5,325	5,059
Sea Trucks Group
9.000%, 03/26/2018 (A)	2,050	1,983
Targa Resources Partners
4.250%, 11/15/2023 (A)	675	602
Tesoro Logistics
5.875%, 10/01/2020 (A)	650	640
Vanguard Natural Resources
7.875%, 04/01/2020	790	810
Western Refining
6.250%, 04/01/2021 (A)	250	244
WPX Energy
6.000%, 01/15/2022	245	247

		164,820

Financials — 7.4%
Ally Financial
8.000%, 11/01/2031	1,090	1,311
6.250%, 12/01/2017	3,450	3,691
5.500%, 02/15/2017	1,795	1,875

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American International Group
8.175%, 05/15/2058 (E)	$1,835	$2,239
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	2,170	2,181
Bank of America (E)
8.000%, 12/29/2049	1,675	1,866
5.200%, 12/29/2049	1,000	940
Barclays Bank
7.625%, 11/21/2022	1,310	1,285
CEVA Group
11.625%, 10/01/2016 (A)	2,535	2,560
CIT Group
6.625%, 04/01/2018 (A)	250	270
5.500%, 02/15/2019 (A)	1,800	1,858
5.250%, 03/15/2018	1,360	1,397
5.000%, 05/15/2017	445	454
4.250%, 08/15/2017	615	618
City National Bank
9.000%, 08/12/2019	3,384	3,980
Corrections Corp of America ‡ (A)
4.625%, 05/01/2023	225	220
4.125%, 04/01/2020	275	269
E*TRADE Financial
6.375%, 11/15/2019	1,380	1,401
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	950	921
Fifth Third Bancorp
5.100%, 12/31/2049 (E)	665	628
General Motors Financial (A)
4.250%, 05/15/2023	305	282
3.250%, 05/15/2018	140	136
2.750%, 05/15/2016	305	300
Geo Group
5.125%, 04/01/2023 ‡ (A)	1,220	1,165
GETCO Financing Escrow
8.250%, 06/15/2018 (A)	1,665	1,573
Global Investments Group Finance
11.000%, 09/24/2017	2,800	2,632
HBOS Capital Funding
6.071%, 06/30/2049 (A) (E)	4,630	4,028
Hub International
8.125%, 10/15/2018 (A)	5,340	5,554
Icahn Enterprises
8.000%, 01/15/2018	4,750	4,987
7.750%, 01/15/2016	1,940	2,003
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (E)	1,365	1,242
ING Groep
5.775%, 12/29/2049 (E)	2,430	2,333
Interactive Data
10.250%, 08/01/2018	930	1,028
Jefferies Finance
7.375%, 04/01/2020 (A)	765	742
Jefferies LoanCore
6.875%, 06/01/2020 (A)	875	849
Kennedy-Wilson
8.750%, 04/01/2019 (A)	1,015	1,091
8.750%, 04/01/2019	2,500	2,687
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,040	952
Liberty Mutual Group
7.000%, 03/15/2037 (A) (E)	1,365	1,379
Lloyds Banking Group
6.267%, 11/14/2016 (A) (E)	1,265	949

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	$4,200	$—
Mattamy Group
6.500%, 11/15/2020 (A)	1,380	1,352
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,359
Nationstar Mortgage
9.625%, 05/01/2019	4,230	4,738
7.875%, 10/01/2020	540	572
6.500%, 07/01/2021	4,525	4,344
6.500%, 06/01/2022	1,120	1,092
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,070
Nuveen Investments (A)
9.500%, 10/15/2020	6,290	6,259
9.125%, 10/15/2017	2,220	2,226
Onex USI Aquisition
7.750%, 01/15/2021 (A)	3,630	3,576
Oxford Finance
7.250%, 01/15/2018 (A)	1,025	1,071
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,380
PHH
9.250%, 03/01/2016	670	745
7.375%, 09/01/2019	710	753
PNC Preferred Funding Trust II
1.496%, 03/29/2049 (A) (E)	5,870	4,931
RBS Capital Trust I
2.139%, 12/29/2049 (E)	1,985	1,380
RBS Capital Trust III
5.512%, 09/30/2049 (E)	335	245
Realogy (A)
7.875%, 02/15/2019	1,035	1,092
7.625%, 01/15/2020	530	574
RHP Hotel Properties
5.000%, 04/15/2021 ‡ (A)	1,313	1,274
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	553	597
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	945	931
4.223%, 02/01/2014 (E)	450	439
Springleaf Finance
6.000%, 06/01/2020 (A)	900	805
TransUnion Holding
9.625%, 06/15/2018	625	667
TransUnion Holding PIK
8.125%, 06/15/2018 (A)	1,850	1,959
UPCB Finance III
6.625%, 07/01/2020 (A)	650	673
USB Realty
1.424%, 12/29/2049 (A) (E)	5,800	4,988
Wilton Re Finance
5.875%, 03/30/2033 (A) (E)	1,900	1,844
XL Capital
6.500%, 12/31/2049 (E)	2,210	2,155

		123,967

Health Care — 6.3%
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,500
6.125%, 03/15/2021 (A)	1,000	1,000
Accellent
10.000%, 11/01/2017	905	833
8.375%, 02/01/2017	855	885

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alere (A)
7.250%, 07/01/2018	$645	$684
6.500%, 06/15/2020	1,025	994
Amsurg
5.625%, 11/30/2020	1,795	1,795
Apria Healthcare Group
12.375%, 11/01/2014	1,466	1,486
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	3,370
Biomet
6.500%, 08/01/2020	4,911	5,061
6.500%, 10/01/2020	1,030	1,028
BioScrip
10.250%, 10/01/2015	1,610	1,703
CDRT Holding PIK
9.250%, 10/01/2017 (A)	670	678
CHS
8.000%, 11/15/2019	1,075	1,144
7.125%, 07/15/2020	4,305	4,434
5.125%, 08/15/2018	485	492
DaVita
6.625%, 11/01/2020	2,311	2,450
6.375%, 11/01/2018	235	245
5.750%, 08/15/2022	825	823
DJO Finance
9.875%, 04/15/2018	2,975	3,109
8.750%, 03/15/2018	2,210	2,387
7.750%, 04/15/2018	2,780	2,745
Endo Pharmaceuticals Holdings
7.000%, 07/15/2019	1,500	1,515
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,645	1,711
GCB Oncology (Escrow Security)
0.000%, 08/15/2017	1,525	53
HCA
7.500%, 02/15/2022	4,310	4,773
6.500%, 02/15/2020	310	335
5.875%, 03/15/2022	1,800	1,847
HCA Holdings
7.750%, 05/15/2021	2,435	2,630
6.250%, 02/15/2021	560	571
Healthsouth
8.125%, 02/15/2020	680	736
7.750%, 09/15/2022	540	575
Hologic
6.250%, 08/01/2020	2,720	2,820
Immucor
11.125%, 08/15/2019	5,465	5,930
IMS Health
6.000%, 11/01/2020 (A)	785	799
INC Research
11.500%, 07/15/2019 (A)	2,805	3,015
Kindred Healthcare
8.250%, 06/01/2019	3,085	3,162
Kinetic Concepts
10.500%, 11/01/2018	2,280	2,451
Lantheus Medical Imaging
9.750%, 05/15/2017	1,385	1,222
Monitronics International
9.125%, 04/01/2020	3,885	4,021
Multiplan
9.875%, 09/01/2018 (A)	560	609
Physio-Control International
9.875%, 01/15/2019 (A)	350	385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Radiation Therapy Services
9.875%, 04/15/2017	$985	$601
8.875%, 01/15/2017	610	572
Radnet Management
10.375%, 04/01/2018	975	1,043
Rural
10.125%, 07/15/2019 (A)	2,500	2,088
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	1,255	1,286
STHI Holding
8.000%, 03/15/2018 (A)	1,080	1,167
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	54	54
Symbion PIK
11.000%, 08/23/2015	546	543
Tenet Healthcare
8.000%, 08/01/2020	2,395	2,476
6.750%, 02/01/2020	80	78
4.750%, 06/01/2020	1,125	1,084
4.500%, 04/01/2021 (A)	1,000	933
4.375%, 10/01/2021 (A)	675	619
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	5,015	4,789
United Surgical Partners International
9.000%, 04/01/2020	1,260	1,361
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	793	805
7.000%, 10/01/2020	1,367	1,394
6.750%, 08/15/2021	645	646
Vanguard Health Holding II
7.750%, 02/01/2019	2,000	2,120
VPI Escrow
6.375%, 10/15/2020 (A)	720	712
VPII Escrow (A)
7.500%, 07/15/2021	580	600
6.750%, 08/15/2018	2,940	3,014

		105,991

Industrials — 9.2%
ACCO Brands
6.750%, 04/30/2020	350	352
Actuant
5.625%, 06/15/2022	3,000	3,037
ADS Waste Holdings
8.250%, 10/01/2020 (A)	565	576
Air Medical Group Holdings
9.250%, 11/01/2018	405	436
Aircastle
7.625%, 04/15/2020	370	407
6.750%, 04/15/2017	240	252
Aleris International
10.000%, 12/15/2016 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/2014 (B)	725	—
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	1,325	1,265
8.500%, 10/15/2018 (A)	1,275	1,269
Alion Science & Technology PIK
12.000%, 11/01/2014	2,134	2,161
Alphabet Holding
7.750%, 11/01/2017	3,710	3,803

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	$910	$967
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,340	1,317
Amsted Industries
8.125%, 03/15/2018 (A)	320	338
Anixter
5.625%, 05/01/2019	455	471
APX Group
8.750%, 12/01/2020 (A)	3,695	3,519
ArvinMeritor
10.625%, 03/15/2018	255	276
Atkore International
9.875%, 01/01/2018	2,680	2,841
BE Aerospace
6.875%, 10/01/2020	840	907
Belden
5.500%, 09/01/2022 (A)	785	771
Boart Longyear Management Pty
7.000%, 04/01/2021 (A)	3,300	3,110
Bombardier (A)
6.125%, 01/15/2023	840	834
5.750%, 03/15/2022	825	819
Brickman Group Holdings
9.125%, 11/01/2018 (A)	69	74
Builders FirstSource
13.000%, 02/15/2016 (A) (E)	375	375
7.625%, 06/01/2021 (A)	1,015	982
Building Materials Corp of America (A)
6.875%, 08/15/2018	1,550	1,635
6.750%, 05/01/2021	620	659
Case New Holland
7.875%, 12/01/2017	540	612
CDW
8.500%, 04/01/2019	2,490	2,677
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,115	1,176
Ceridian (A)
11.000%, 03/15/2021	300	331
8.875%, 07/15/2019	1,600	1,778
CEVA Group
8.375%, 12/01/2017 (A)	1,210	1,186
CHC Helicopter
9.375%, 06/01/2021 (A)	1,965	1,945
Clean Harbors
5.250%, 08/01/2020	3,670	3,725
Continental Airlines
7.339%, 04/19/2014	217	221
Continental Airlines 2009-2, Cl B Pass Through Trust
9.250%, 05/10/2017	167	186
Delta Air Lines 2011-1, Cl B Pass Through Trust
7.125%, 10/15/2014	1,800	1,831
DigitalGlobe
5.250%, 02/01/2021 (A)	1,805	1,733
Emergency Medical Services
8.125%, 06/01/2019	3,739	3,973
Esterline Technologies
7.000%, 08/01/2020	300	322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FTI Consulting
6.000%, 11/15/2022 (A)	$485	$491
GenCorp
7.125%, 03/15/2021 (A)	815	844
General Cable
5.750%, 10/01/2022 (A)	540	535
Gibraltar Industries
6.250%, 02/01/2021 (A)	787	815
Global A&T Electronics
10.000%, 02/01/2019 (A)	200	203
Great Lakes Dredge & Dock
7.375%, 02/01/2019	990	1,026
Griffon
7.125%, 04/01/2018	570	597
H&E Equipment Services
7.000%, 09/01/2022	1,975	2,059
HD Supply
11.500%, 07/15/2020	1,465	1,699
11.000%, 04/15/2020	555	647
10.500%, 01/15/2021	450	466
8.125%, 04/15/2019	1,130	1,237
7.500%, 07/15/2020 (A)	3,375	3,417
Intcomex
13.250%, 12/15/2014	4,613	4,613
Interline Brands
10.000%, 11/15/2018	280	301
7.500%, 11/15/2018	690	724
International Lease Finance
8.750%, 03/15/2017	2,235	2,489
6.250%, 05/15/2019	880	904
5.875%, 04/01/2019	1,740	1,757
5.750%, 05/15/2016	150	154
4.625%, 04/15/2021	660	607
Iron Mountain
7.750%, 10/01/2019	1,250	1,344
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	465	465
Kansas City Southern de Mexico
6.125%, 06/15/2021	88	100
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,205	1,289
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,725	3,725
Manitowoc
8.500%, 11/01/2020	885	965
Marquette Transportation
10.875%, 01/15/2017	1,152	1,233
Masonite International
8.250%, 04/15/2021 (A)	1,200	1,293
Meritor
6.750%, 06/15/2021	685	654
Milacron
7.750%, 02/15/2021 (A)	1,375	1,372
Mueller Water Products
8.750%, 09/01/2020	468	510
7.375%, 06/01/2017	630	646
Navistar International
8.250%, 11/01/2021	1,110	1,091
Niska Gas Storage US
8.875%, 03/15/2018	2,920	3,029
Nortek
8.500%, 04/15/2021	1,240	1,327
8.500%, 04/15/2021 (A)	1,700	1,802

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oshkosh
8.500%, 03/01/2020	$2,413	$2,609
Ply Gem Industries
8.250%, 02/15/2018	157	167
Polymer Group
7.750%, 02/01/2019	860	894
Polypore International
7.500%, 11/15/2017	640	667
Quality Distribution
9.875%, 11/01/2018	4,000	4,350
RBS Global
8.500%, 05/01/2018	1,110	1,179
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,580
7.500%, 11/30/2016	9,610	10,343
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (A)	250	266
6.535%, 10/01/2020 (A)	500	530
ServiceMaster
8.000%, 02/15/2020	2,365	2,359
7.450%, 08/15/2027	740	629
7.250%, 03/01/2038	1,515	1,204
7.100%, 03/01/2018	1,000	965
7.000%, 08/15/2020	2,830	2,685
Silver II Borrower
7.750%, 12/15/2020 (A)	315	317
Swift Services Holdings
10.000%, 11/15/2018	1,325	1,464
Syncreon Global Ireland
9.500%, 05/01/2018 (A)	3,112	3,299
Tempel Steel
12.000%, 08/15/2016 (A)	860	817
Terex
6.500%, 04/01/2020	615	627
6.000%, 05/15/2021	2,785	2,778
Tervita
8.000%, 11/15/2018 (A)	705	709
Thermadyne Holdings
9.000%, 12/15/2017	2,045	2,203
Titan International
7.875%, 10/01/2017 (A)	515	541
TRAC Intermodal
11.000%, 08/15/2019 (A)	1,745	1,919
TransDigm (A)
7.500%, 07/15/2021	1,095	1,120
5.500%, 10/15/2020	1,600	1,512
Triumph Group
4.875%, 04/01/2021 (A)	545	542
United Air Lines, Ser 95A1
9.560%, 10/19/2018	438	146
9.020%, 04/19/2012 (B) (C) (D) (H)	279	73
USG
6.300%, 11/15/2016	1,485	1,515
Watco
6.375%, 04/01/2023 (A)	2,260	2,249

		153,837

Information Technology — 6.9%
313 Group
6.375%, 12/01/2019 (A)	1,945	1,848
Advanced Micro Devices
7.500%, 08/15/2022	3,365	3,256
Alcatel-Lucent USA
6.500%, 01/15/2028	1,170	878

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amkor Technology
7.375%, 05/01/2018	$575	$598
6.375%, 10/01/2022 (A)	2,225	2,180
Aspect Software
10.625%, 05/15/2017	3,285	3,293
Audatex North America
6.750%, 06/15/2018	632	664
6.000%, 06/15/2021 (A)	2,735	2,735
Avaya
10.500%, 03/01/2021 (A)	1,188	900
7.000%, 04/01/2019 (A)	1,405	1,268
Brocade Communications Systems
4.625%, 01/15/2023 (A)	1,710	1,607
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	2,225	2,247
CommScope
8.250%, 01/15/2019 (A)	2,935	3,133
CommScope Holding
6.625%, 06/01/2020 (A)	1,810	1,729
Eagle Midco
9.000%, 06/15/2018 (A)	1,785	1,740
Epicor Software
8.625%, 05/01/2019	2,780	2,849
Equinix
5.375%, 04/01/2023	963	944
4.875%, 04/01/2020	2,657	2,604
First Data
12.625%, 01/15/2021	1,914	2,024
11.750%, 08/15/2021 (A)	645	580
11.250%, 03/31/2016	1,076	1,052
11.250%, 01/15/2021 (A)	585	584
8.875%, 08/15/2020 (A)	1,170	1,275
8.250%, 01/15/2021 (A)	1,160	1,183
7.375%, 06/15/2019 (A)	745	765
6.750%, 11/01/2020 (A)	425	432
First Data PIK
8.750%, 01/15/2022 (A)	7,125	7,321
Freescale Semiconductor
9.250%, 04/15/2018 (A)	323	348
GXS Worldwide
9.750%, 06/15/2015	3,392	3,456
IAC
4.750%, 12/15/2022 (A)	1,955	1,847
iGate
9.000%, 05/01/2016	2,949	3,067
Infor US
11.500%, 07/15/2018	455	515
9.375%, 04/01/2019	4,635	5,023
j2 Global
8.000%, 08/01/2020	1,925	2,012
MagnaChip Semiconductor
10.500%, 04/15/2018	1,740	1,879
Mantech International
7.250%, 04/15/2018	795	827
MEMC Electronic Materials
7.750%, 04/01/2019	795	753
NCR
5.000%, 07/15/2022	1,675	1,616
NeuStar
4.500%, 01/15/2023 (A)	1,195	1,129
NXP BV (A)
5.750%, 02/15/2021	2,530	2,562
5.750%, 03/15/2023	435	438
3.750%, 06/01/2018	515	505

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Perstorp Holding
8.750%, 05/15/2017 (A)	$3,125	$3,125
Sabre
8.500%, 05/15/2019 (A)	3,195	3,403
Seagate HDD Cayman
4.750%, 06/01/2023 (A)	1,515	1,413
Sensata Technologies BV (A)
6.500%, 05/15/2019	4,093	4,399
4.875%, 10/15/2023	600	578
Southern Graphics
8.375%, 10/15/2020 (A)	400	412
SSI Investments II
11.125%, 06/01/2018	1,055	1,157
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,107
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,305	2,317
Stream Global Services
11.250%, 10/01/2014 (A)	735	742
11.250%, 10/01/2014	2,245	2,267
SunGard Data Systems
7.625%, 11/15/2020	205	217
7.375%, 11/15/2018	740	781
6.625%, 11/01/2019 (A)	935	940
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,815	2,021
Travelport
13.875%, 03/01/2016 (A)	463	473
VeriSign
4.625%, 05/01/2023 (A)	900	873
Viasystems
7.875%, 05/01/2019 (A)	3,285	3,466
WEX
4.750%, 02/01/2023 (A)	2,825	2,670
Zayo Group
10.125%, 07/01/2020	3,090	3,430
8.125%, 01/01/2020	1,760	1,910

		114,367

Materials — 6.4%
AK Steel
7.625%, 05/15/2020	720	612
APERAM (A)
7.750%, 04/01/2018	1,855	1,762
7.375%, 04/01/2016	2,035	1,974
ArcelorMittal
6.125%, 06/01/2018	1,915	1,972
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,422	1,508
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,260	2,410
7.000%, 11/15/2020	2,880	2,776
Ashland
4.750%, 08/15/2022 (A)	370	366
Ball
5.000%, 03/15/2022	1,150	1,144
4.000%, 11/15/2023	770	712
Berry Plastics
9.750%, 01/15/2021	2,035	2,300
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	780	749
BOE Merger
9.500%, 11/01/2017 (A)	1,645	1,678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BWAY Holding
10.000%, 06/15/2018	$895	$980
Celanese US Holdings
4.625%, 11/15/2022	4,055	3,979
Chemtura
7.875%, 09/01/2018	1,085	1,175
Commercial Metals
4.875%, 05/15/2023	1,225	1,127
Consolidated Container
10.125%, 07/15/2020 (A)	1,160	1,218
Edgen Murray
8.750%, 11/01/2020 (A)	2,850	2,836
Eldorado
6.125%, 12/15/2020 (A)	1,125	1,086
Essar Steel Algoma
9.375%, 03/15/2015 (A)	720	684
FMG Resources August 2006 Pty
8.250%, 11/01/2019 (A)	405	417
6.875%, 02/01/2018 (A)	2,015	1,990
6.875%, 04/01/2022 (A)	2,080	2,018
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,117
Headwaters
7.625%, 04/01/2019	725	758
Hecla Mining
6.875%, 05/01/2021 (A)	2,840	2,634
Hexion US Finance
9.000%, 11/15/2020	1,345	1,284
8.875%, 02/01/2018	2,200	2,244
6.625%, 04/15/2020 (A)	705	703
6.625%, 04/15/2020	480	479
Horsehead Holding
10.500%, 06/01/2017 (A)	530	560
Huntsman International
8.625%, 03/15/2020	435	473
8.625%, 03/15/2021	1,135	1,246
4.875%, 11/15/2020	490	484
IAMGOLD
6.750%, 10/01/2020 (A)	4,830	4,081
Ineos Finance (A)
8.375%, 02/15/2019	1,180	1,289
7.500%, 05/01/2020	570	606
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,425	1,361
Inmet Mining
8.750%, 06/01/2020 (A)	1,280	1,309
JMC Steel Group
8.250%, 03/15/2018 (A)	1,500	1,466
KGHM International
7.750%, 06/15/2019 (A)	1,590	1,614
Kinove German Bondco GmbH
9.625%, 06/15/2018 (A)	1,642	1,777
Midwest Vanadium Pty
11.500%, 02/15/2018 (A)	1,100	803
Mirabela Nickel
8.750%, 04/15/2018 (A)	2,420	1,912
Momentive Performance Materials PIK
11.000%, 06/04/2017 (C) (D) (H)	2,222	1,936
New (A)
7.000%, 04/15/2020	600	606
6.250%, 11/15/2022	2,290	2,193
Nexeo Solutions
8.375%, 03/01/2018	750	746

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	$1,390	$1,321
Novelis
8.750%, 12/15/2020	190	204
8.375%, 12/15/2017	1,455	1,542
Packaging Dynamics (A)
8.750%, 02/01/2016	1,339	1,352
8.750%, 02/01/2016	40	40
PolyOne
7.375%, 09/15/2020	690	745
Rain CII Carbon (A)
8.250%, 01/15/2021	750	750
8.000%, 12/01/2018	310	318
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,310	989
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	405	401
Rockwood Specialties Group
4.625%, 10/15/2020	1,285	1,291
Ryerson (A)
11.250%, 10/15/2018	2,305	2,322
9.000%, 10/15/2017	1,110	1,127
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,150	1,213
7.750%, 07/15/2017	300	317
6.625%, 04/15/2021	200	194
Scotts Miracle-Gro
7.250%, 01/15/2018	35	37
6.625%, 12/15/2020	790	837
Sealed Air
8.375%, 09/15/2021 (A)	1,810	2,045
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,358
St. Barbara
8.875%, 04/15/2018 (A)	800	736
Steel Dynamics (A)
6.375%, 08/15/2022	680	717
6.125%, 08/15/2019	680	719
Tekni-Plex
9.750%, 06/01/2019 (A)	528	561
TPC Group
8.750%, 12/15/2020 (A)	6,595	6,743
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,035	1,056
Vulcan Materials
7.500%, 06/15/2021	280	314
7.000%, 06/15/2018	450	488
Walter Energy
9.875%, 12/15/2020 (A)	5,005	4,354
8.500%, 04/15/2021 (A)	2,745	2,196

		107,441

Telecommunication Services — 4.9%
CenturyLink
5.800%, 03/15/2022	1,720	1,694
5.625%, 04/01/2020	1,575	1,591
Cincinnati Bell
8.750%, 03/15/2018	3,170	3,174
Clearwire Communications (A)
12.000%, 12/01/2015	2,040	2,168
8.250%, 12/01/2040	1,032	1,134
Crown Castle International
5.250%, 01/15/2023	780	749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Digicel Group (A)
8.250%, 09/01/2017	$2,714	$2,823
8.250%, 09/30/2020	2,810	2,908
Eileme 2
11.625%, 01/31/2020 (A)	595	672
GCI
8.625%, 11/15/2019	745	764
6.750%, 06/01/2021	135	126
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,459
6.500%, 06/15/2019	635	673
Intelsat Jackson Holdings
7.500%, 04/01/2021	285	299
7.250%, 10/15/2020	2,880	3,024
6.625%, 12/15/2022 (A)	830	805
Intelsat Luxembourg (A)
8.125%, 06/01/2023	2,290	2,365
7.750%, 06/01/2021	2,735	2,762
Level 3 Communications
11.875%, 02/01/2019	1,020	1,155
8.875%, 06/01/2019	1,025	1,066
Level 3 Financing
9.375%, 04/01/2019	385	416
8.625%, 07/15/2020	710	756
8.125%, 07/01/2019	845	887
7.000%, 06/01/2020	920	920
Lucent Technologies
6.450%, 03/15/2029	4,300	3,257
Lynx I
5.375%, 04/15/2021 (A)	2,275	2,286
Lynx II
6.375%, 04/15/2023 (A)	1,230	1,239
MetroPCS Wireless
7.875%, 09/01/2018	265	282
6.625%, 04/01/2023 (A)	450	458
6.250%, 04/01/2021 (A)	1,110	1,130
NII International Telecom SCA
7.875%, 08/15/2019 (A)	325	308
Sable International Finance (A)
8.750%, 02/01/2020	68	75
7.750%, 02/15/2017	1,688	1,781
Satelites Mexicanos
9.500%, 05/15/2017	705	746
SBA Telecommunications
8.250%, 08/15/2019	363	393
Softbank
4.500%, 04/15/2020 (A)	1,351	1,302
Sprint Capital
8.750%, 03/15/2032	5,340	5,874
6.900%, 05/01/2019	2,050	2,132
Sprint Nextel
9.125%, 03/01/2017	535	615
9.000%, 11/15/2018 (A)	2,155	2,521
6.000%, 11/15/2022	30	29
tw telecom holdings
5.375%, 10/01/2022	1,010	1,002
UPCB Finance V
7.250%, 11/15/2021 (A)	3,105	3,284
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,162	2,238
West
8.625%, 10/01/2018	2,755	2,944

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wind Acquisition Finance (A)
11.750%, 07/15/2017	$1,285	$1,336
7.250%, 02/15/2018	310	309
7.250%, 02/15/2018	2,740	2,761
6.500%, 04/30/2020	1,189	1,180
Windstream
8.125%, 09/01/2018	245	261
7.750%, 10/01/2021	1,470	1,522
7.500%, 06/01/2022	745	760
7.500%, 04/01/2023	1,220	1,238
6.375%, 08/01/2023	2,445	2,286

		81,939

Utilities — 1.8%
AES
8.000%, 10/15/2017	59	66
8.000%, 06/01/2020	290	331
7.375%, 07/01/2021	3,175	3,485
4.875%, 05/15/2023	895	835
Calpine (A)
7.875%, 07/31/2020	1,519	1,648
7.875%, 01/15/2023	198	213
7.500%, 02/15/2021	1,131	1,207
Elwood Energy
8.159%, 07/05/2026	677	706
Energy Future Holdings
10.000%, 12/01/2020	195	214
Energy Future Intermediate Holding (A)
11.750%, 03/01/2022	2,730	3,017
10.000%, 12/01/2020	6,625	7,238
6.875%, 08/15/2017	165	167
GenOn Energy
9.875%, 10/15/2020	1,140	1,254
Homer City Generation
8.137%, 10/01/2019	2,410	2,494
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	950	952
Mirant Americas Generation LLC
8.500%, 10/01/2021	1,308	1,406
NRG Energy
8.250%, 09/01/2020	165	178
7.875%, 05/15/2021	1,015	1,083
7.625%, 01/15/2018	1,485	1,589
6.625%, 03/15/2023 (A)	2,513	2,513
Southern Energy (B)
0.000%, 07/15/2004	450	4

		30,600

Total Corporate Obligations (Cost $1,246,770) ($ Thousands)		1,255,184

COLLATERALIZED DEBT OBLIGATIONS — 11.9%

Financials — 5.4%
Battalion CLO
0.000%,	4,700	4,700
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.774%, 08/01/2021 (A) (E)	20,459	18,720
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.574%, 08/01/2021 (A) (E)	2,311	2,196

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO, Ser 2007-1A, Cl A1LA
0.524%, 08/01/2024 (A) (E)	$68,184	$64,093

		89,709

Other Asset-Backed Securities — 6.5%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/2022	2,419	2,213
AMMC CDO, Ser 2012-10A, Cl A
0.000%, 04/11/2022	2,934	2,773
AMMC CDO, Ser 2012-11A
0.000%, 10/30/2023	3,450	2,965
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025	2,303	2,142
Claris III
0.574%, 08/04/2021	6,969	6,481
Crown Point CLO II
0.000% (K)	6,760	6,760
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	18,856
Grayson CLO, Ser 2006-1A, Cl B
0.974%, 11/01/2021 (A) (E)	5,563	4,868
Great Lakes CLO, Ser 2012-1A, Cl E
6.074%, 01/15/2023 (A) (E)	2,811	2,670
0.000%, 01/15/2023	2,457	2,432
ICE EM CLO, Ser 2007-1A, Cl A3
1.315%, 08/15/2022 (A) (E)	2,438	2,211
ICE EM CLO, Ser 2007-1A, Cl A2
1.065%, 08/15/2022 (A) (E)	8,297	7,716
KKR CLO Trust, Ser 2012-1A, Cl C
4.773%, 12/15/2024 (A) (E)	2,941	2,974
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025	2,471	2,273
KVK CLO, Ser 2013-1A
0.000%, 04/14/2025 (A)	2,695	2,291
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023	3,580	2,989
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.276%, 07/25/2023 (A) (E)	1,081	1,092
Neuberger Berman CLO, Ser 2012-13A
0.000%, 01/23/2024	2,377	1,875
Neuberger Berman CLO XIV, Ser 2013-14A
0.000%, 04/28/2025 (A)	2,991	2,692
Newstar Trust, Ser 2007-1A, Cl A1
0.513%, 09/30/2022 (A) (E)	7,395	7,236
NXT Capital CLO, Ser 2012-1A, Cl E
7.776%, 07/20/2022 (A) (E)	2,417	2,369
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023	2,615	2,249
Red River CLO, Ser 2006-1A, Cl C
0.994%, 07/27/2018 (A) (E)	5,456	4,965
Red River CLO, Ser 2006-1A, Cl D
1.924%, 07/27/2018 (A) (E)	2,004	1,824
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022	1,819	1,722
Venture CDO, Ser 2012-11A
0.000%, 11/14/2022	4,181	3,661

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Venture CDO, Ser 2013-12A
0.000%, 02/28/2024	$2,693	$2,424
Venture CLO
0.000% (K)	3,387	3,387

		108,110

Total Collateralized Debt Obligations (Cost $177,824) ($ Thousands)		197,819

LOAN PARTICIPATIONS — 9.1%
Academy Sports Limited, Term Loan
4.750%, 08/03/2018	308	309
4.500%, 08/03/2018	246	247
Air Medical Group Holdings, Term Loan, 1st Lien
7.625%, 05/21/2018	2,810	2,810
Alcatel Lucent, 1st Lien Term Loan B
6.250%, 07/31/2016	965	972
Alcatel Lucent, Term Loan
7.250%, 01/29/2019	2,499	2,519
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,743
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	884	887
Apria Helathcare Group, Term Loan
6.750%, 04/06/2020	1,500	1,500
Arctic Glacier Holdings, Term Loan
6.000%, 07/27/2018	449	450
Associated Partners, 1st Lien Term Loan
6.699%, 12/21/2015	4,500	4,500
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	2,040	2,110
Asurion
4.500%, 05/24/2019	1,381	1,367
Asurion, Term Loan
11.000%, 09/02/2019	600	624
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	848	793
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	375	377
Carestream Health, 1st Lien Term Loan
5.000%, 06/05/2019	2,000	1,975
Carestream Health, 2nd Lien Term Loan
0.000%, 12/05/2019 (I)	1,130	1,107
Caribbean Restaurants, Term Loan B
9.000%, 02/15/2017	93	94
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	400	397
Cengage Learning Acquisitions, Term Loan B
5.700%, 07/05/2017	160	118
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	685	682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ceridian, Extended Term Loan
5.942%, 05/09/2017	$998	$999
Clear Channel
3.848%, 01/29/2016	2,929	2,671
Cleveland Unlimited, Term Loan
15.000%, 07/25/2016 (D)	522	527
Cleveland Unlimited, Term Loan A
10.000%, 01/25/2016 (D)	183	185
Cleveland Unlimited, Term Loan B
15.000%, 01/25/2016 (D)	91	92
15.000%, 07/25/2016 (D)	174	176
Cleveland Unlimited, Term Loan C
15.000%, 07/25/2016 (D)	85	86
Cole Haan LLC, Cov Lite, Term Loan, 1st Lien
5.750%, 01/30/2020	748	750
Constellation Brands, Bridge Loan
0.000%, 12/30/2013 (I) (J)	1,250	—
Cooper Gay Swett & Crawford, 2nd Lien Term Loan
8.250%, 10/16/2020	400	400
CPM Holdings
10.250%, 03/01/2018	900	902
Crestwood Holdings, 1st Lien Term Loan B
0.000%, 05/24/2019 (I)	1,530	1,538
CSM Bakery Supplies, 1st Lien Term Loan (I)
0.000%, 05/22/2020	1,390	1,375
CTI Foods, 2nd Lien Term Loan
0.000%, 06/14/2019 (I)	300	298
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,501	1,504
Dex Media West LLC
7.250%, 10/24/2014	1,943	1,612
Dupont Performance Coatings, Term Loan
4.750%, 01/18/2020	385	385
Dynegy, 1st Lien Term Loan B-2
4.000%, 04/23/2020	185	183
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/2019	3,807	3,826
Equipower Resources, 2nd Lien Term Loan
10.000%, 06/20/2019	515	525
EZE Castel Software, LLC, 2nd Lien Term Loan
8.750%, 04/05/2021	400	403
Fender Musical Instruments, Term Loan, 1st Lien
5.750%, 04/03/2019	400	400
First Advantage, 2nd Lien Term Loan
10.500%, 02/13/2019 (D)	600	594
First Advantage, Term Loan B
6.250%, 02/13/2019	500	496
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	700	710
GETCO, 2nd Lien Bridge Loan
0.000%, 12/18/2013 (I) (J)	350	—

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Aviation Holdings
10.000%, 07/13/2017	$1,869	$1,308
3.000%, 02/13/2018	593	30
Go Daddy Operating LLC, Term Loan
4.250%, 12/17/2018	1,187	1,180
GOGO LLC
11.250%, 06/21/2017	917	917
Graton Economic Development Authority, Term Loan
9.000%, 08/14/2018	2,890	3,003
Harrah’s Entertainment, Extended Term Loan B-6
5.443%, 01/28/2018	737	651
Harrah’s Las Vegas
3.690%, 02/13/2015	4,495	4,149
Harrah’s Operating
9.500%, 01/28/2015	2,895	2,880
Hologic, Term Loan B
4.500%, 07/19/2019	1,191	1,193
Hostess Brands
6.750%, 04/09/2020	1,360	1,383
Integra Telecom
1.250%, 02/19/2020	700	716
Integra Telecom, Term Loan
5.250%, 02/19/2019	1,350	1,349
Intrawest, 1st Lien Term Loan
7.000%, 12/04/2017	2,743	2,761
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	2,150	2,145
JC Penney, Term Loan B, 1st Lien
6.000%, 05/21/2018	1,630	1,631
Knight Capital, 1st Lien Term Loan B
0.000%, 11/30/2017 (I)	300	295
Lawson Software, Term Loan B2
5.250%, 04/05/2018	467	467
Learning Care Group, Term Loan
6.000%, 05/08/2019	300	298
LHP Hospital Group, 1st Lien Term Loan
9.000%, 07/03/2018	372	378
Medical Card
12.250%, 09/17/2015	1,326	1,312
12.000%, 09/17/2015	19	19
3.000%, 09/17/2015	42	42
MedQuist, Term Loan B
7.500%, 08/15/2019	5,094	4,944
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	550	553
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B) (J)	300	—
MISYS PLC, 2nd Lien
12.000%, 06/12/2019	1,250	1,412
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,084	2,075
Mohegan Tribal Gaming Authority, Term Loan B
9.000%, 03/31/2016	3,870	3,964
NANA Development, Term Loan
8.000%, 03/15/2018	333	333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Financial Partners, 1st Lien Term Loan B
0.000%, 06/19/2020 (I)	$1,100	$1,092
Navistar International
5.750%, 08/17/2017	1,995	1,995
Nelson Education Limited, Term Loan B1
2.784%, 07/05/2014	978	836
Nielson, Bridge Loan
0.000%, 10/01/2013 (I) (J)	4,600	—
Novell
11.000%, 11/22/2018	1,110	1,105
Nuveen Investments, 2nd Lien Term Loan
6.500%, 02/28/2019	935	922
NXP Semiconductors, Term Loan C
4.750%, 01/11/2020	435	440
0.000%, 01/10/2020 (I)	900	911
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,257	1,263
Ocwen Financial
5.000%, 02/15/2018	419	421
One Call Medical, Cov-Lite
5.500%, 08/19/2019	6	6
5.500%, 08/22/2019	2,233	2,233
Open Link Financial, Term Loan
7.750%, 10/30/2017	988	984
Pacific Drilling, 1st Lien Term Loan
4.500%, 05/18/2018	2,000	1,990
Panda Sherman Power, Term Loan
9.000%, 09/13/2018	1,650	1,683
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	1,180	1,186
Panolam Industries International
7.250%, 08/23/2017	836	829
Patheon, Term Loan B
7.250%, 12/06/2018	720	724
Performance Food Group, 2nd Lien Term Loan Cov-Lite
6.250%, 11/07/2019	400	396
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	4,000	4,060
Plato Learning
6.000%, 05/17/2018	390	390
Playpower, 2nd Lien Term Loan
7.500%, 06/30/2015	43	38
0.000%, 06/30/2015 (I)	187	168
PRA International, 2nd Lien Term Loan
10.500%, 06/10/2019	450	456
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	375	375
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	1,862	1,858
Rite Aid, Term Loan, 2nd Lien
5.750%, 07/07/2020	727	736
Sabre Holdings
5.250%, 02/15/2019	1,925	1,935

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Sirva Worldwide, Term Loan
7.500%, 03/27/2019	$1,397	$1,368
Smart & Final, Cov-Lite 2nd Lien
10.500%, 11/08/2020	1,037	1,043
Sophos Public
6.500%, 05/10/2019	1,407	1,402
Standard Aero, Term Loan B2
6.250%, 10/19/2018	683	685
State Class Tankers, 1st Lien Term Loan B
0.000%, 06/19/2020 (I)	835	829
Supervalu
5.000%, 02/05/2019	1,069	1,061
Supervalu, 1st Lien Term Loan B
5.000%, 03/21/2019	3,999	3,968
Sutherland Global, 1st Lien
7.250%, 03/06/2019	344	344
Sutherland SGS
7.250%, 03/06/2019	156	155
Targus Group International, Term Loan B
11.000%, 05/24/2016	394	370
Telx Group, Term Loan B, 1st Lien
6.250%, 09/25/2017	99	98
Texas Competitive Electric Holdings, Extending Term Loan
4.775%, 10/10/2017	1,647	1,148
4.693%, 10/10/2017	1,918	1,336
3.693%, 10/10/2014	3,072	2,198
Texas Competitive Electric Holdings, Term Loan
3.775%, 10/10/2014	2,061	1,475
The Pantry, Term Loan B
5.750%, 07/31/2019	1,131	1,141
Travelport, 2nd Lien
0.000%, 12/01/2016 (I)	1,080	1,071
Travelport, 2nd Lien Term Loan 1
9.500%, 01/31/2016	538	550
Travelport, Term Loan
6.250%, 06/21/2019	5,050	4,987
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	500	499
Vertafore
9.750%, 10/27/2017	560	571
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 04/24/2020	2,000	2,007
Walter Investment Managment Term Loan
5.750%, 11/15/2017	2,074	2,075
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	1,755	1,754
WP Prism, 1st Lien Term Loan
6.250%, 05/31/2018	4,250	4,254

		153,027

Total Loan Participations (Cost $152,211) ($ Thousands)		153,027

PREFERRED STOCK — 1.3%
Ally Financial, 7.000% (A) (E)	31,995	11,918

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Aspen Insurance Holdings, 5.950% (E)	86,000	$2,193
Ceva Holdings, 0.000% * (D)	1,214	1,092
Chesapeake Energy, 5.750% (A)	700	718
Dana Holding, 0.000%	5,478	889
Halcon Resources, 5.750%	400	412
Regions Financial, 6.380%	131,800	3,229
SandRidge Energy, 7.000%	8,700	746

Total Preferred Stock (Cost $18,918) ($ Thousands)		21,197

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/2047	$290	234
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,000	1,688
New Jersey Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/2041	7,710	6,137
4.750%, 06/01/2034	3,290	2,627
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/2034	895	715

Total Municipal Bonds (Cost $10,051) ($ Thousands)		11,401

CONVERTIBLE BONDS — 0.4%
Leap Wireless International CV to 10.729
4.500%, 07/15/2014	2,135	2,142
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,300	2,816
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,785	1,205
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Vector Group CV to 48.8281
3.875%, 06/15/2026 (E)	373	406

Total Convertible Bonds (Cost $6,038) ($ Thousands)		6,569

ASSET-BACKED SECURITIES — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.743%, 03/15/2019 (E)	1,191	595

Total Asset-Backed Securities (Cost $819) ($ Thousands)		595

COMMON STOCK — 0.2%
Aventine *	1,411	30
Ceva Holdings * (D)	561	463
Core-Mark Holding, Cl A	740	47
Dana Holding	67,046	1,291
Delta Air Lines, Cl A	2,568	48

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Global Aviation, Cl A *	97,655	$—
HMH Holdings Delaware Inc * (D)	35,072	912
Neenah Enterprises *	17,244	112
Quad	78	2
United Continental Holdings *	35	1
VSS AHC, Cl A * (C) (D) (H)	27,106	163

Total Common Stock (Cost $4,692) ($ Thousands)		3,069

	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17 *	1,790	—
CUI Acquisition * (D)	47,444	1,898

Total Warrants (Cost $4,033) ($ Thousands)		1,898

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.100% ** † (L)	6,081	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	2,823,877	2,824

Total Cash Equivalent (Cost $2,824) ($ Thousands)		2,824

Total Investments — 99.0% (Cost $1,624,186) ($ Thousands) ††		$1,653,589

A summary of outstanding swap agreements held by the Fund at June 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
JPMorgan Chase Bank	CDX.NA.HY.20 Index	BUY	5.00	06/20/18	16,840	$549

For the period ended June 30, 2013, the total amount of all open swaps, as presented in the table above, are representative of the volume of activity for this derivative type during the year

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

Percentages are based on a Net Assets of $1,670,812 ($ Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Securities considered illiquid. The total value of such securities as of June 30, 2013 was $2,173 ($ Thousands) and represented 0.13% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $8,198 ($ Thousands) and represented 0.49% of Net Assets.

(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(F)	This security or a partial position of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $6 ($ Thousands).

(G)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specified date.

(H)	Securities considered restricted. The total value of such securities as of June 30, 2013 was $2,173 ($ Thousands) and represented 0.13% of Net Assets.

(I)	Unsettled bank loan. Interest rate not available.

(J)	Unfunded bank loan.

(K)	Equity Tranche. Maturity date not available.

(L)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2013 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

L.P. — Limited Partnership

LLC — Limited Liability Company

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

††	At June 30, 2013, the tax basis cost of the Fund’s investments was $1,624,185 ($ Thousands), and the unrealized appreciation and depreciation were $69,343 ($ Thousands) and $ (39,939) ($ Thousands) respectively.

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2013

A summary of restricted securities held by the Fund as of June 30, 2013, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
Momentive Performance Materials PIK	2,222	12/07/10	12/07/10	2,089	1,936	0.12
United Air Lines	279	10/30/06	10/30/06	195	73	0.00
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	163	0.01

				$2,769	$2,173	0.13%

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s Investments and other financial instruments carried at value ($ Thousands)

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,253,131	$2,053	$1,255,184
Collateralized Debt
Obligations	—	—	197,819	197,819
Loan Participations	—	149,995	3,032	153,027
Preferred Stock	1,406	18,698	1,092	21,196
Municipal Bonds	—	11,401	—	11,401
Convertible Bonds	—	6,569	—	6,569
Asset-Backed
Securities	—	596	—	596
Common Stock	1,419	912	738	3,069
Warrant	—	—	1,898	1,898
Affiliated Partnership	—	6	—	6
Cash Equivalent	2,824	—	—	2,824

Total Investments in Securities	$5,649	$1,441,308	$206,632	$1,653,589

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$549	$—	$549

Total Other Financial Instruments	$—	$549	$—	$549

*	Swaps are valued at the unrealized appreciation of the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Asset-Backed Securities
Beginning balance as of October 1, 2012	$2,777	$139,202	$14,574	$3,435
Accrued discounts/premiums	24	1,185	(1)	(12)
Realized gain/(loss)	12	3,190	40	372
Change in unrealized appreciation/(depreciation)	251	14,663	1	(53)
Purchases	226	59,749	12,827	—
Sales	(17)	(20,171)	(23,302)	(3,741)
Net transfer into Level 3	—	—	1,354	—
Net transfer out of Level 3	(1,220)	—	(2,462)	—

Ending balance as of June 30, 2013	$2,053	$197,819	$3,032	$—

Changes in unrealized gains (losses) included in earnings

Related to securities held at reporting date	$251	$12,856	$1	$—

	Common Stock	Warrants	Auction Rate Preferred	Preferred Stock
Beginning balance as of October 1, 2012	$448	$2,159	$1,127	$—
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	132	—
Change in unrealized appreciation/(depreciation)	(173)	(261)	(109)	—
Purchases	463	—	—	1,092
Sales	—	—	(1,150)	—
Net transfer into Level 3	—	—	—	—
Net transfer out of Level 3	—	—	—	—

Ending balance as of June 30, 2013	$738	$1,898	$—	$1,092

Changes in unrealized gains (losses) included in earnings

Related to securities held at reporting date	$(173)	$(261)	$—	$—

(1)	Of the $206,632 ($ Thousands) in Level 3 securities as of June 30, 2013, $7,285 ($ Thousands) or 0.44% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

175	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation Protected Security
2.625%, 07/15/2017	$15,118	$17,151
2.500%, 07/15/2016	20,323	22,464
2.375%, 01/15/2017	17,561	19,465
2.000%, 07/15/2014 to 01/15/2016	45,056	47,378
1.875%, 07/15/2015	21,423	22,773
1.625%, 01/15/2015 to 01/15/2018	40,126	42,600
0.500%, 04/15/2015	24,037	24,636
0.125%, 04/15/2016 to 04/15/2018	108,579	111,386

Total U.S. Treasury Obligations (Cost $311,577) ($ Thousands)		307,853

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	991,535	992

Total Cash Equivalent (Cost $992) ($ Thousands)		992

Total Investments — 99.6% (Cost $312,569) ($ Thousands) ††		$308,845

Percentages are based on a Net Assets of $310,190 ($ Thousands)

*	Rate shown is the 7-day effective yield as of June 30, 2013

†	Investment in affiliated security.

Cl — Class

††	At June 30, 2013, the tax basis cost of the Fund’s investments was $312,569 ($ Thousands), and the unrealized appreciation and depreciation were $1,241 ($ Thousands) and $(4,965) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$307,853	$—	$307,853
Cash Equivalent	992	—	—	992

Total Investments in Securities	$992	$307,853	$—	$308,845

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 84.1%
AQR Diversified Arbitrage Fund, Cl I	3,198,980	$35,764
Blackrock Global Long/Short Credit Fund, Cl I	2,988,034	31,613
Driehaus Active Income Fund, Cl I	4,412,863	47,218
Driehaus Select Credit Fund	1,349,167	13,411
Eaton Vance Global Macro Absolute Return Fund, Cl I	5,181,472	50,053
Forward Long/Short Credit Analysis Fund, Cl I	1,166,489	9,787
FPA Crescent Fund	646,280	20,080
MainStay Marketfield Fund, Cl I	2,028,414	34,544
Merger Fund	3,232,559	51,333
Robeco Boston Partners
Long/Short Research Fund	1,959,515	25,611
Wasatch Long/Short Fund	1,299,668	19,742

Total Registered Investment Companies (Cost $339,389) ($ Thousands)		339,156

COMMON STOCK — 8.7%

Consumer Discretionary — 0.5%
Adidas	460	50
ANN	1,510	50
Apollo Group, Cl A	8,300	147
Dex Media *	2,360	41
Fifth & Pacific *	1,820	41
Las Vegas Sands	1,260	67
Lear	500	30
Lennar, Cl A	15,350	553
Michael Kors Holdings	3,170	197
O’Reilly Automotive	420	47
priceline.com *	110	91
PVH	320	40
Standard-Pacific	27,670	231
Starbucks	850	56
Taylor Morrison Home, Cl A *	13,508	329
Volkswagen	360	70
Walt Disney	810	51
WPP	2,200	37

		2,128

Consumer Staples — 0.1%
Beam	1,210	77
Hershey	720	64
Monster Beverage	2,780	169
Prestige Brands Holdings, Cl A *	2,750	80

		390

Energy — 0.1%
Cobalt International Energy *	2,610	69
Concho Resources	2,640	221
Halliburton	1,980	83
Occidental Petroleum	640	57
Prothena	114	2
Southwestern Energy, Cl A	1,890	69

		501

Financials — 3.7%
Affiliated Managers Group *	4,025	660
AIA Group	133,273	564

Description	Shares	Market Value ($ Thousands)

Allstate	3,960	$191
American Tower, Cl A †	5,190	380
AvalonBay Communities †	3,040	410
Banco do Brasil	42,940	429
Bank of the Ozarks	8,920	387
Brown & Brown	9,730	314
Bryn Mawr Bank	7,410	177
CBRE Group, Cl A	14,350	335
Citigroup	13,150	631
Countrywide *	42,441	325
Credito Real *	170,853	282
Discover Financial Services	18,810	896
Education Realty Trust, Cl A †	31,440	322
Employers Holdings	12,140	297
Evercore Partners, Cl A	8,260	324
Fortegra Financial	38,113	262
Heritage Oaks Bancorp	12,930	80
Hersha Hospitality Trust, Cl A †	26,200	148
Infinity Property & Casualty	3,140	188
Intact Financial	11,430	642
IntercontinentalExchange	3,730	663
Invesco	11,970	381
Markel	1,132	597
MetLife	11,520	527
MetroCorp Bancshares	8,320	81
Metropolitan Bank & Trust	78,800	202
Nelnet, Cl A	14,460	522
Ocwen Financial *	11,140	459
OmniAmerican Bancorp, Cl A *	13,880	306
ProAssurance	10,970	572
SCBT Financial	5,370	271
Signature Bank NY, Cl B	4,790	398
State Street	3,320	216
Swedbank, Cl A	18,221	415
Tetragon Financial Group	24,540	267
Tower Group International	36,620	751
Zions Bancorporation	1,360	39

		14,911

Health Care — 2.9%
AbbVie	13,110	542
ACADIA Pharmaceuticals *	7,470	136
Air Methods	8,670	294
Akorn *	8,920	121
Align Technology	2,560	95
Analogic	2,640	192
ArthroCare	2,380	82
AVEO Pharmaceuticals, Cl A *	16,080	40
Baxter International	10,260	711
Biogen Idec	1,830	394
BioMarin Pharmaceuticals	3,500	195
Bluebird Bio *	3,090	77
Bristol-Myers Squibb	14,090	630
Cardinal Health	9,140	431
CardioNet *	13,520	80
Catamaran	7,460	363
Cepheid	5,520	190
Cigna	6,700	486
Cooper, Cl A	540	64
Covidien	1,040	65
Cubist Pharmaceuticals	12,030	581
Cyberonics *	5,680	295
Cynosure, Cl A	4,340	113

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Depomed *	28,430	$159
Dr Reddy’s Laboratories ADR	1,510	57
Gilead Sciences	2,110	108
Health Management Associates, Cl A	12,560	197
Impax Laboratories *	10,480	209
InterMune	5,050	49
Ironwood Pharmaceuticals, Cl A *	6,350	63
Mazor Robotics ADR *	2,490	36
McKesson	3,730	427
Merck	5,050	235
Neurocrine Biosciences *	20,970	281
NPS Pharmaceuticals	55,420	837
Omnicare	1,370	65
Onyx Pharmaceuticals *	1,800	156
Pharmacyclics *	2,450	195
QLT	7,700	34
Receptos *	2,190	44
Roche Holding ADR	13,870	858
Salix Pharmaceuticals	1,430	95
Sanofi ADR	5,270	271
Shire ADR	650	62
Synageva BioPharma, Cl A	1,040	44
Theravance, Cl A	3,480	134
Universal Health Services, Cl B	4,260	285
ViroPharma	17,190	492
XenoPort	2,850	14
Zoetis *	6,380	197

		11,781

Industrials — 0.3%
Ametek	1,870	79
CAI International *	18,470	435
Clean Harbors *	2,690	136
Eaton	3,590	236
Honeywell International	900	71
Old Dominion Freight Line, Cl A	3,570	149
Pentair	1,210	70
Union Pacific	370	57

		1,233

Information Technology — 1.0%
Alliance Data Systems *	1,810	328
Apple	170	67
Avago Technologies, Cl A	1,320	49
Broadcom, Cl A	2,290	77
Cardtronics	16,300	450
Cavium	3,680	130
Cisco Systems	4,690	114
Citrix Systems	660	40
eBay *	1,480	77
EMC	2,080	49
Facebook, Cl A *	12,590	313
Google, Cl A *	110	97
Informatica	1,320	46
Jabil Circuit	4,000	81
MAXIMUS	7,530	561
Microsoft	1,440	50
NXP Semiconductor	2,760	85
ServiceNow *	980	40
Skyworks Solutions	3,300	72
TIBCO Software, Cl E	6,990	150
Visa, Cl A	3,710	678
WEX	5,230	401

Description	Shares	Market Value ($ Thousands)

Yandex, Cl A *	1,870	$52

		4,007

Materials — 0.1%
CF Industries Holdings	820	140
LyondellBasell Industries, Cl A	720	48
Methanex	840	36

		224

Telecommunication Services — 0.0%
SBA Communications, Cl A	650	48

Total Common Stock (Cost $33,557) ($ Thousands)		35,223

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Volkswagen	360	72

Total Preferred Stock (Cost $78) ($ Thousands)		72

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	25,312,688	25,313

Total Cash Equivalent (Cost $25,313) ($ Thousands)		25,313

Total Investments — 99.1% (Cost $398,337) ($ Thousands) ‡‡		$399,764

COMMON STOCK SOLD SHORT — (5.0)%

Consumer Discretionary — (0.5)%
Daimler	(2,130)	(129)
Hyatt Hotels, Cl A *	(3,460)	(140)
Johnson Controls	(830)	(30)
McDonald’s	(400)	(39)
MDC Holdings	(9,960)	(324)
NVR	(440)	(406)
Omnicom Group	(920)	(58)
Panera Bread, Cl A	(180)	(33)
Royal Caribbean Cruises	(910)	(30)
Target, Cl A	(1,930)	(133)
Thomson Reuters	(16,060)	(523)
Tupperware Brands	(1,450)	(113)
Under Armour, Cl A	(510)	(30)
Viacom, Cl B	(660)	(45)

		(2,033)

Consumer Staples — (0.1)%
Coca-Cola Enterprises	(1,080)	(38)
McCormick	(560)	(39)
SYSCO, Cl A	(2,320)	(79)
Walgreen	(700)	(31)
Wal-Mart Stores	(920)	(69)

		(256)

Energy — (0.1)%
Pioneer Natural Resources	(1,250)	(181)
Ultra Petroleum	(1,920)	(38)
Valero Energy	(860)	(30)

		(249)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Financials — (2.3)%
Aon	(5,450)	$(351)
Apartment Investment & Management, Cl A †	(14,770)	(444)
Arch Capital Group	(2,330)	(120)
Assurant	(8,840)	(450)
Banco Bilbao Vizcaya Argentaria ADR	(46,470)	(391)
Banco Bradesco ADR	(17,178)	(224)
Banco Santander Chile ADR	(1)	—
Bank of America	(29,570)	(380)
BlackRock	(620)	(159)
Capital One Financial	(6,440)	(405)
China Minsheng Banking, Cl H	(254,406)	(249)
Cincinnati Financial	(10,445)	(479)
Cohen & Steers	(15,600)	(530)
Comerica	(5,530)	(220)
Digital Realty Trust, Cl A †	(3,450)	(210)
First Republic Bank	(8,720)	(336)
Grupo Financiero Banorte, Cl O	(51,040)	(303)
Health Care †	(3,860)	(259)
Home Capital Group, Cl B	(9,400)	(495)
Host Hotels & Resorts †	(25,930)	(437)
Janus Capital Group	(50,690)	(431)
Jones Lang LaSalle	(5,360)	(489)
Lazard, Cl A (A)	(9,920)	(319)
Legg Mason	(16,300)	(505)
Progressive	(20,900)	(531)
Royal Bank of Scotland Group *	(89,620)	(372)
SL Green Realty †	(4,580)	(404)

		(9,493)

Health Care — (1.2)%
Alkermes	(4,090)	(117)
AmerisourceBergen	(3,030)	(169)
Arena Pharmaceuticals *	(17,690)	(136)
AstraZeneca ADR	(4,650)	(220)
Becton Dickinson	(820)	(81)
Boston Scientific *	(8,900)	(82)
C.R. Bard	(1,110)	(121)
Clovis Oncology *	(2,100)	(141)
Dentsply International	(2,950)	(121)
Eli Lilly	(4,770)	(234)
Fresenius Medical Care	(1,616)	(115)
Fresenius Medical Care & KGaA ADR	(2,280)	(80)
HMS Holdings *	(2,840)	(66)
Idexx Laboratories	(1,800)	(162)
Immunogen	(3,600)	(60)
IPC The Hospitalist	(1,620)	(83)
Isis Pharmaceuticals	(3,220)	(86)
Johnson & Johnson	(6,380)	(548)
LifePoint Hospitals	(2,560)	(125)
Medtronic	(4,080)	(210)
Mettler Toledo International	(220)	(44)
Neogen, Cl B	(2,190)	(122)
Perrigo	(1,110)	(134)
Pfizer	(12,710)	(356)
Portola Pharmaceuticals *	(2,690)	(66)
Quidel	(4,620)	(118)
Sirona Dental Systems, Cl A	(2,400)	(158)

Description	Shares	Market Value ($ Thousands)

Stryker	(2,410)	$(156)
Thermo Fisher Scientific	(1,890)	(160)
Varian Medical Systems	(4,030)	(272)
Vocera Communications	(1,130)	(17)
Waters	(1,630)	(163)

		(4,723)

Industrials — (0.2)%
3M	(260)	(28)
Con-way	(1,930)	(75)
CSX	(1,280)	(30)
Emerson Electric	(2,600)	(142)
Fastenal, Cl A	(1,580)	(72)
Kennametal	(880)	(34)
Knight Transportation	(4,440)	(75)
Manitowoc	(1,500)	(27)
Parker Hannifin, Cl A	(790)	(75)
Southwest Airlines, Cl A	(3,300)	(42)
Stericycle, Cl A *	(1,490)	(165)
Textron	(1,450)	(38)

		(803)

Information Technology — (0.5)%
Accenture, Cl A	(2,950)	(212)
Advanced Energy Industries *	(1,130)	(20)
Bankrate *	(13,440)	(193)
Blackhawk Network Holdings, Cl A *	(7,480)	(174)
Electronic Arts *	(1,040)	(24)
Equinix	(880)	(163)
F5 Networks, Cl A *	(310)	(21)
Fiserv, Cl A	(450)	(39)
Global Payments	(8,830)	(409)
International Business Machines	(320)	(61)
OmniVision Technologies	(3,980)	(74)
OpenTable *	(350)	(23)
Power Integrations	(1,780)	(72)
SAP ADR	(470)	(34)
Tech Data	(2,460)	(116)
Texas Instruments	(5,860)	(204)
TriQuint Semiconductor	(4,490)	(31)
Western Union	(23,820)	(408)

		(2,278)

Materials — (0.1)%
Compass Minerals International, Cl A	(440)	(37)
E.I. Du Pont de Nemours	(1,460)	(77)
Goldcorp	(930)	(23)
Mosaic	(1,860)	(100)
Potash Corp of Saskatchewan	(1,790)	(68)

		(305)

Total Common Stock Sold Short (Proceeds $(20,516)) ($ Thousands)		(20,140)

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2013

Description	Shares/ Contracts	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.8)%

EXCHANGE TRADED FUNDS — -0.8%
CurrencyShares Euro Trust	(2,420)	$(312)
iShares NASDAQ Biotechnology Index Fund	(3,640)	(633)
iShares Russell 2000 Growth Index Fund	(820)	(91)
Market Vectors Biotech ETF	(7,410)	(508)
Market Vectors Pharmaceutical ETF	(8,750)	(398)
Market Vectors Semiconductor ETF	(780)	(29)
SPDR Health Care Select ETF	(20,940)	(997)
SPDR S&P 500 ETF Trust	(1,060)	(170)
SPDR S&P Oil & Gas Exploration	(980)	(57)

Total Exchange Traded Funds Sold Short (Proceeds ($3,061)) ($ Thousands)		(3,195)

Total Securities Sold Short (Proceeds $(23,577)) ($ Thousands)		(23,335)

PURCHASED OPTIONS ‡ * — 0.0%
Pfizer Put, Expires 07/20/2013, Strike Price: $29.00	129	14
Stewart Enterprises Call, Expires 08/17/2013 Strike Price $10.00	64	19
Volcano Call, Expires 10/19/2013 Strike Price: $20.00	23	2

Total Purchased Options (Cost $15) ($Thousands)		35

Percentages are based on Net Assets of $403,260 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Affiliated Investment.

‡	For the period ended June 30, 2013, the total amount of all open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NASDAQ — National Association of Securities Dealers Automated Quotations

NY — New York

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

‡‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $398,337 ($ Thousands), and the unrealized appreciation and depreciation were $5,991 ($ Thousands) and ($4,564) ($ Thousands) respectively.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$339,156	$—	$—	$339,156
Common Stock	35,223	—	—	35,223
Preferred Stock	72	—	—	72
Cash Equivalent	25,313	—	—	25,313

Total Investments in Securities	$399,764	$—	$—	$399,764

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(20,140)	$—	$—	$(20,140)
Exchange Traded Funds	(3,195)	—	—	(3,195)
Purchased Options	35	—	—	35

Total Other Financial Instruments	$(23,300)	$—	$—	$(23,300)

During the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Face Amount(1) (Thousands)/Shares		Market Value ($ Thousands)

SOVEREIGN DEBT — 9.0%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	330	$450
Canada Government
2.375%, 09/10/2014		1,250	1,280
0.875%, 02/14/2017		1,200	1,194
Chile Government International Bond
3.875%, 08/05/2020		250	263
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	15,823	23,167
1.500%, 04/15/2016	EUR	16,207	22,161
0.100%, 04/15/2023	EUR	1,044	1,346
France Government Bond
1.100%, 07/25/2022	EUR	1,158	1,573
France Government Bond OAT
2.250%, 07/25/2020	EUR	778	1,149
1.800%, 07/25/2040	EUR	1,318	1,961
1.600%, 07/25/2015	EUR	493	672
1.300%, 07/25/2019	EUR	5,339	7,457
1.100%, 07/25/2022	EUR	7,350	9,990
0.250%, 07/25/2018	EUR	2,073	2,725
French Treasury Note
2.350%, 09/15/2035	EUR	601	664
2.100%, 07/25/2023	EUR	850	1,259
1.850%, 07/25/2027	EUR	606	878
0.450%, 07/25/2016	EUR	397	531
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023	EUR	647	786
2.350%, 09/15/2019	EUR	1,350	1,719
2.150%, 09/15/2014	EUR	1,058	1,395
2.100%, 09/15/2016	EUR	277	361
Province of British Columbia
2.000%, 10/23/2022		750	690
Province of Ontario Canada
2.450%, 06/29/2022		250	235
0.950%, 05/26/2015		250	252
United Kingdom GILT Inflation Linked
2.500%, 08/16/2013 to 04/16/2020	GBP	744	3,635
2.000%, 01/26/2035	GBP	632	1,938
1.875%, 11/22/2022	GBP	8,250	15,305
1.250%, 11/22/2027 to 11/22/2055	GBP	2,784	5,562
1.125%, 11/22/2037	GBP	461	886
0.625%, 03/22/2040 to 11/22/2042	GBP	1,234	2,175
0.375%, 03/22/2062	GBP	310	548
0.125%, 03/22/2044	GBP	412	628

Total Sovereign Debt (Cost $116,836) ($ Thousands)			114,835

COMMON STOCK — 3.4%

Consumer Discretionary — 0.3%
Abercrombie & Fitch, Cl A		616	28
Amazon.com, Cl A *		210	58
Apollo Group, Cl A *		1,739	31

Description	Shares	Market Value ($ Thousands)

Autonation *	925	$40
Autozone *	115	49
Bed Bath & Beyond *	871	62
Best Buy	1,721	47
BorgWarner *	491	42
Cablevision Systems, Cl A	2,692	45
CarMax *	974	45
Chipotle Mexican Grill, Cl A *	131	48
Coach	821	47
Comcast, Cl A	1,101	46
Darden Restaurants	1,212	61
Delphi Automotive	1,026	52
DIRECTV *	748	46
Discovery Communications, Cl A *	611	47
Dollar General *	504	25
Dollar Tree *	1,222	62
DR Horton	2,237	48
Expedia	660	40
Family Dollar Stores	827	51
Ford Motor	2,814	44
Fossil Group *	484	50
GameStop, Cl A	1,141	48
Gannett	1,572	38
Gap	1,346	56
Garmin	1,579	57
Genuine Parts	563	44
Goodyear Tire & Rubber *	3,113	48
H&R Block	1,409	39
Harley-Davidson, Cl A	750	41
Harman International Industries, Cl A	925	50
Hasbro	950	43
Home Depot	660	51
International Game Technology	1,882	31
J.C. Penney *	1,950	33
Johnson Controls	1,192	43
Kohl’s	1,084	55
L Brands	1,100	54
Leggett & Platt	1,194	37
Lennar, Cl A	590	21
Lowe’s	1,189	49
Macy’s	680	33
Marriott International, Cl A	1,390	56
Mattel	979	44
McDonald’s	711	70
NetFlix *	63	13
Newell Rubbermaid, Cl B	1,797	47
News, Cl A *	1,390	45
Nike, Cl B	721	46
Nordstrom	882	53
Omnicom Group	1,019	64
O’Reilly Automotive *	451	51
priceline.com *	63	52
PulteGroup *	1,493	29
Ralph Lauren, Cl A	318	55
Ross Stores	730	47
Scripps Networks Interactive, Cl A	899	60
Snap-on	540	48
Staples	3,156	50
Starbucks	728	48
Target, Cl A	839	58
Tiffany	538	39

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Time Warner	1,132	$66
Time Warner Cable, Cl A	381	43
TJX	1,183	59
TripAdvisor *	951	58
Urban Outfitters *	1,312	53
VF	223	43
Viacom, Cl B	751	51
Walt Disney	583	37
Washington Post, Cl B	90	44
Whirlpool	206	24
Wyndham Worldwide	853	49
Wynn Resorts	287	37
Yum! Brands	892	62

		3,586

Consumer Staples — 0.4%
Altria Group	3,188	112
Archer-Daniels-Midland	4,069	138
Avon Products	5,745	121
Beam	1,964	124
Brown-Forman, Cl B	1,540	104
Campbell Soup	3,562	160
Clorox	2,407	200
Coca-Cola	3,925	157
Coca-Cola Enterprises	3,533	124
Colgate-Palmolive	2,381	137
ConAgra Foods	4,444	155
Constellation Brands, Cl A *	1,604	84
Costco Wholesale	969	107
CVS Caremark	2,373	136
Dr Pepper Snapple Group	3,147	145
Estee Lauder, Cl A	2,003	132
General Mills, Cl A	3,438	167
Hershey	1,843	165
Hormel Foods	4,156	160
JM Smucker	1,476	152
Kellogg	2,374	153
Kimberly-Clark	1,728	168
Kraft Foods	3,022	169
Kroger	3,477	120
Lorillard	3,205	140
McCormick	2,421	170
Mead Johnson Nutrition, Cl A	3,034	240
Molson Coors Brewing, Cl B	2,464	118
Monster Beverage *	2,391	145
PepsiCo	1,678	137
Philip Morris International	1,529	132
Procter & Gamble	1,966	151
Reynolds American	3,046	147
Safeway	3,655	86
SYSCO, Cl A	4,936	169
Tyson Foods, Cl A	5,020	129
Walgreen	2,873	127
Wal-Mart Stores	1,615	120
Whole Foods Market	2,665	137

		5,538

Energy — 0.3%
Anadarko Petroleum, Cl A	913	78
Apache	962	81
Baker Hughes	1,842	85
Cabot Oil & Gas	1,101	78
Cameron International *	1,419	87
Chesapeake Energy	2,877	59
Chevron	824	97

Description	Shares	Market Value ($ Thousands)

ConocoPhillips	1,874	$113
Consol Energy	2,205	60
Denbury Resources *	4,420	76
Devon Energy	1,312	68
Diamond Offshore Drilling	1,277	88
EOG Resources	554	73
EQT	1,153	91
Exxon Mobil	1,312	118
FMC Technologies *	1,398	78
Halliburton	1,904	79
Helmerich & Payne	1,122	70
Hess	1,139	76
Kinder Morgan	2,406	92
Marathon Oil	2,383	82
Marathon Petroleum	1,088	77
Murphy Oil	1,363	83
Nabors Industries	3,968	61
National Oilwell Varco, Cl A	979	67
Newfield Exploration *	2,882	69
Noble Energy	1,386	83
Occidental Petroleum	1,154	103
Peabody Energy	4,144	61
Phillips 66	1,589	94
Pioneer Natural Resources	496	72
QEP Resources	3,090	86
Range Resources	995	77
Schlumberger, Cl A	1,258	90
Southwestern Energy, Cl A *	2,367	86
Spectra Energy	3,735	129
Tesoro	1,406	74
Valero Energy	1,859	65
Williams	3,163	103
WPX Energy *	4,116	78

		3,287

Financials — 0.3%
Aflac	669	39
Allstate	963	46
American Express	700	53
American International Group *	833	37
American Tower, Cl A †	1,028	75
Ameriprise Financial	614	50
Apartment Investment & Management, Cl A †	1,239	37
Assurant	976	50
AvalonBay Communities †	370	50
BB&T	1,475	50
Berkshire Hathaway, Cl B *	465	52
BlackRock	138	35
Boston Properties †	488	51
Capital One Financial	700	44
CBRE Group, Cl A *	1,563	37
Charles Schwab	2,369	50
Chubb	727	61
Cincinnati Financial	1,477	68
Citigroup	379	18
CME Group	580	44
Comerica	1,055	42
Discover Financial Services	1,159	55
E*Trade Financial *	2,270	29
Equity Residential †	941	55
Fifth Third Bancorp	1,854	34
First Horizon National	273	3
Franklin Resources	261	36

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Goldman Sachs Group	268	$41
Hartford Financial Services Group	1,315	41
HCP †	1,029	47
Health Care †	867	58
Host Hotels & Resorts †	3,192	54
Hudson City Bancorp, Cl A	4,255	39
Huntington Bancshares *	5,352	42
IntercontinentalExchange *	270	48
Invesco	1,179	37
KeyCorp *	3,605	40
Kimco Realty †	2,593	56
Legg Mason	1,384	43
Leucadia National	1,306	34
Loews	1,087	48
M&T Bank	449	50
Macerich †	698	43
Marsh & McLennan	1,756	70
McGraw-Hill	1,029	55
Moody’s	673	41
Morgan Stanley	72	2
NASDAQ OMX Group, Cl A	1,585	52
Northern Trust *	820	47
NYSE Euronext	1,326	55
People’s United Financial	3,326	50
Plum Creek Timber †	1,119	52
PNC Financial Services Group	592	43
Principal Financial Group, Cl A	684	26
Progressive	2,974	76
ProLogis †	789	30
Prudential Financial	471	34
Public Storage †	340	52
Regions Financial *	2,939	28
SLM	2,108	48
State Street	770	50
SunTrust Banks *	1,338	42
T. Rowe Price Group	572	42
Torchmark, Cl A	643	42
Travelers	849	68
US Bancorp	1,031	37
Ventas †	761	53
Vornado Realty Trust †	658	54
Wells Fargo	1,097	46
Weyerhaeuser †	1,863	53
XL Group, Cl A	1,587	48
Zions Bancorporation	1,284	37

		3,255

Health Care — 0.4%
Abbott Laboratories	3,250	113
AbbVie	2,552	105
Actavis *	632	80
Aetna, Cl A	1,342	85
Agilent Technologies	1,940	83
Alexion Pharmaceuticals *	1,315	121
Allergan	1,152	97
AmerisourceBergen	1,600	89
Amgen, Cl A	1,015	100
Baxter International	1,413	98
Becton Dickinson	1,001	99
Biogen Idec *	453	98
Boston Scientific *	8,514	79
Bristol-Myers Squibb	2,520	113
C.R. Bard	1,009	110

Description	Shares	Market Value ($ Thousands)

Cardinal Health	1,831	$86
CareFusion *	2,325	86
Celgene, Cl A *	658	77
Cerner *	1,068	103
Cigna	1,099	80
DaVita HealthCare Partners *	637	77
Dentsply International	2,500	102
Edwards Lifesciences, Cl A *	1,467	99
Eli Lilly	2,348	115
Express Scripts Holding *	1,303	80
Forest Laboratories, Cl A *	2,358	97
Gilead Sciences *	1,324	68
Hospira *	2,090	80
Humana	945	80
Intuitive Surgical *	186	94
Johnson & Johnson	1,072	92
Laboratory Corp of America Holdings *	954	96
Life Technologies *	1,059	78
McKesson	776	89
Medtronic	1,811	93
Merck	2,621	122
Mondelez International, Cl A	5,619	160
Mylan *	2,712	84
Patterson	2,743	103
PerkinElmer	1,796	58
Perrigo	839	102
Pfizer	4,762	133
Quest Diagnostics	1,743	106
Regeneron Pharmaceuticals *	331	74
St. Jude Medical	1,964	90
Stryker	1,505	97
Tenet Healthcare *	910	42
Thermo Fisher Scientific	762	65
UnitedHealth Group	1,421	93
Varian Medical Systems *	1,374	93
Waters *	930	93
WellPoint	1,014	83
Zimmer Holdings	1,217	91

		4,931

Industrials — 0.3%
3M	528	58
ADT, Cl A	1,823	73
Avery Dennison	1,771	76
Boeing	707	72
C.H. Robinson Worldwide	1,277	72
Caterpillar, Cl A	615	51
Cintas	1,538	70
CSX	2,876	67
Cummins	374	41
Danaher, Cl A	910	58
Deere	725	59
Dover	786	61
Dun & Bradstreet	676	66
Emerson Electric	1,127	61
Equifax	1,030	61
Expeditors International of Washington	1,894	72
Fastenal, Cl A	1,456	67
FedEx	744	73
Flowserve	801	43
Fluor	896	53
General Dynamics	849	67

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

General Electric	2,213	$51
Honeywell International	801	64
Illinois Tool Works	945	65
Jacobs Engineering Group *	1,059	58
Joy Global	916	44
Kansas City Southern	119	13
L-3 Communications Holdings	643	55
Lockheed Martin	749	81
Masco	888	17
Norfolk Southern	909	66
Northrop Grumman	759	63
PACCAR	1,085	58
Pall	857	57
Parker Hannifin, Cl A	653	62
Pitney Bowes	7,020	103
Precision Castparts	310	70
Quanta Services *	2,414	64
Raytheon	853	56
Republic Services	2,778	94
Robert Half International	2,824	94
Rockwell Automation	815	68
Rockwell Collins	1,049	67
Roper Industries	388	48
Ryanair Holdings ADR *	2,980	154
Ryder System	976	59
Southwest Airlines, Cl A	4,540	58
Stanley Black & Decker	854	66
Stericycle, Cl A *	907	100
Textron	1,911	50
Union Pacific	428	66
United Parcel Service, Cl B	682	59
United Technologies	672	62
Waste Management	2,460	99
WW Grainger	266	67
Xylem	1,841	50

		3,629

Information Technology — 0.3%
Adobe Systems *	1,333	61
Advanced Micro Devices *	8,007	33
Akamai Technologies *	925	39
Altera	1,450	48
Amphenol, Cl A	610	48
Analog Devices	1,415	64
Apple	164	65
Applied Materials	3,455	52
Autodesk, Cl A *	1,679	57
Automatic Data Processing	894	62
BMC Software *	1,276	57
Broadcom, Cl A	1,628	55
CA	2,697	77
Cisco Systems	2,297	56
Citrix Systems *	761	46
Cognizant Technology Solutions, Cl A *	1,021	64
Computer Sciences	1,176	51
Corning, Cl B	3,400	48
Dell	5,156	69
eBay *	1,313	68
Electronic Arts *	2,533	58
EMC *	2,540	60
F5 Networks, Cl A *	896	61
Fidelity National Information Services, Cl B	1,370	59

Description	Shares	Market Value ($ Thousands)

First Solar *	548	$25
Fiserv, Cl A *	610	53
Flir Systems	1,587	43
Google, Cl A *	67	59
Harris	1,195	59
Hewlett-Packard *	2,741	68
Intel	2,316	56
International Business Machines	351	67
Intuit	1,158	71
Iron Mountain	2,432	65
Jabil Circuit	2,109	43
JDS Uniphase *	3,732	54
Juniper Networks *	2,336	45
KLA-Tencor	1,029	57
Lam Research *	1,070	47
Linear Technology	1,618	60
LSI Logic *	7,191	51
Mastercard, Cl A	108	62
Microchip Technology	1,617	60
Micron Technology *	2,597	37
Microsoft	2,162	75
Molex	2,060	60
Motorola Solutions	1,017	59
NetApp *	1,304	49
Nvidia	2,723	38
Oracle, Cl B	2,124	65
Paychex	2,240	82
Qualcomm *	1,313	80
Red Hat *	1,136	54
SAIC	5,161	72
Salesforce.com *	1,540	59
SanDisk *	768	47
Symantec, Cl A *	2,306	52
Teradata *	1,297	65
Teradyne *	3,211	56
Texas Instruments	1,935	67
Total System Services	2,623	64
VeriSign *	1,285	57
Visa, Cl A	345	63
Western Digital	788	49
Western Union	3,461	59
Xerox	5,181	47
Xilinx	1,704	68
Yahoo! *	1,891	48

		3,875

Materials — 0.2%
Air Products & Chemicals	1,352	124
Airgas	1,173	112
Alcoa	10,220	80
Allegheny Technologies	3,625	95
Ball	2,359	98
Bemis	2,664	104
CF Industries Holdings	537	92
Cliffs Natural Resources	3,632	59
Dow Chemical, Cl A	2,267	73
E.I. Du Pont de Nemours	1,525	80
Eastman Chemical	979	69
Ecolab	1,354	115
FMC *	1,894	116
Freeport-McMoRan Copper & Gold, Cl B	2,651	73

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

International Flavors & Fragrances	1,619	$122
International Paper	2,265	100
MeadWestvaco	3,031	104
Monsanto	1,214	120
Mosaic	1,880	101
Newmont Mining	5,810	174
Nucor	2,410	105
Owens-Illinois *	3,244	90
PPG Industries	798	117
Praxair	1,132	130
Sealed Air	4,004	96
Sherwin-Williams, Cl A	699	123
Sigma-Aldrich	1,578	127
United States Steel	2,734	48
Vulcan Materials	1,670	81

		2,928

Telecommunication Services — 0.4%
AT&T	25,486	902
CenturyTel	20,996	742
Crown Castle International *	8,244	597
Frontier Communications	155,064	628
Sprint Nextel *	52,205	366
Verizon Communications	15,571	784
Windstream	88,710	684

		4,703

Utilities — 0.5%
AES	13,993	168
AGL Resources	4,816	206
Ameren	6,654	229
American Electric Power	5,065	227
Centerpoint Energy	9,208	216
CMS Energy	7,648	208
Consolidated Edison	4,025	235
Dominion Resources	4,177	237
DTE Energy	3,334	223
Duke Energy	3,256	220
Edison International	4,884	235
Entergy	2,988	208
Exelon	6,967	215
FirstEnergy	5,848	218
Integrys Energy Group	3,926	230
NextEra Energy	2,828	231
NiSource	7,504	215
Northeast Utilities	5,485	231
NRG Energy	5,680	151
Oneok	4,664	193
Pepco Holdings	10,503	212
PG&E	4,955	226
Pinnacle West Capital	4,136	229
PPL	6,977	211
Public Service Enterprise Group	7,468	244
SCANA	4,434	218
Sempra Energy	2,909	238
Southern	5,528	244
TECO Energy	12,896	222
Wisconsin Energy	5,698	233
Xcel Energy	7,505	213

		6,786

Total Common Stock (Cost $37,962) ($ Thousands)		42,518

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 3.4%

Australia — 0.2%
AGL Energy	7,537	$100
APA Group	20,222	111
Asciano	5,498	25
ASX	950	29
Aurizon Holdings	14,446	55
BHP Billiton	1,444	42
Brambles	3,731	32
Caltex Australia	2,679	44
CFS Retail Property Trust Group †	17,960	33
Coca-Cola Amatil	6,171	72
Cochlear	948	54
Computershare	15,820	149
Crown	4,311	48
CSL	2,169	122
Echo Entertainment Group	14,750	41
Harvey Norman Holdings	30,630	71
Insurance Australia Group	7,664	38
Metcash, Cl A	17,072	55
Origin Energy	6,909	80
Qantas Airways *	27,446	34
Ramsay Health Care	3,903	128
Santos	5,343	61
Sonic Healthcare	6,780	92
SP AusNet, Cl Miscellaneous	122,879	132
Tabcorp Holdings	16,759	47
Tatts Group	26,867	78
Telstra, Cl B	40,064	175
Toll Holdings	6,200	30
Transurban Group	5,588	35
Treasury Wine Estates	13,243	70
Wesfarmers	1,494	54
Westfield Group †	3,250	34
Westfield Retail Trust †	8,300	23
Whitehaven Coal	28,062	59
Woodside Petroleum	1,905	61
Woolworths	3,001	90
WorleyParsons	2,800	50

		2,454

Austria — 0.0%
Andritz	1,380	71
Erste Group Bank	1,116	30
OMV	2,820	127
Telekom Austria	21,023	133
Verbund	6,518	123
Vienna Insurance Group Wiener Versicherung Gruppe	974	45
Voestalpine	2,043	72

		601

Belgium — 0.1%
Anheuser-Busch InBev	1,330	118
Belgacom	9,006	202
Colruyt	3,476	183
Delhaize Group	1,344	83
KBC Groep	675	25
Solvay	545	71
Telenet Group Holding	2,272	104
UCB, Cl A	3,467	187
Umicore	2,024	84

		1,057

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Canada — 0.3%
Agnico-Eagle Mines (A)	1,067	$29
Alimentation Couche Tard, Cl B	1,403	83
Bank of Montreal	535	31
Bank of Nova Scotia, Cl C	668	36
Barrick Gold	1,727	27
BCE	3,420	140
Bell Aliant	4,261	114
Bombardier, Cl B	2,867	13
CAE	5,499	57
Cameco	1,287	27
Canadian National Railway	534	52
Canadian Pacific Railway	510	61
Canadian Tire, Cl A	691	52
Canadian Utilities, Cl A	4,940	173
Catamaran *	3,742	182
Cenovus Energy	1,416	40
CGI Group, Cl A *	6,578	192
CI Financial	1,596	46
Crescent Point Energy, Cl F	1,225	41
Dollarama	1,042	73
Empire, Cl A	1,369	104
Enerplus	3,645	54
Finning International	1,508	31
Fortis, Cl Common Subscription Receipt	5,621	171
Franco-Nevada	1,000	36
George Weston	1,379	109
Gildan Activewear	1,192	48
H&R Real Estate Investment Trust †	636	13
Husky Energy	1,708	45
Intact Financial	860	48
Loblaw	1,424	64
Magna International, Cl A	1,023	73
Metro, Cl A	831	56
National Bank of Canada	509	36
Open Text *	2,266	154
Pengrowth Energy	10,962	54
Research In Motion *	7,821	82
RioCan, Cl Trust Unit †	1,451	35
Rogers Communications, Cl B	1,908	74
Saputo	1,119	51
Silver Wheaton	353	7
Shaw Communications, Cl B	4,071	97
Shoppers Drug Mart, Cl B	995	46
SNC-Lavalin Group	961	40
Teck Resources, Cl B	2,131	46
TELUS	3,640	106
Thomson Reuters, Cl B	1,875	61
Tim Hortons	1,738	94
Toronto-Dominion Bank	372	30
TransAlta	10,581	145
Valeant Pharmaceuticals International *	1,954	168
Vermilion Energy	783	38

		3,685

China — 0.0%
AAC Technologies Holdings	22,500	127
Sands China	10,800	51
Yangzijian Shipbuilding Holdings	92,000	60

		238

Description	Shares	Market Value ($ Thousands)

Denmark — 0.1%
AP Moeller - Maersk, Cl A	9	$61
AP Moeller - Maersk, Cl B	9	64
Carlsberg, Cl B	863	77
Coloplast A/S, Cl B	3,476	195
Danske Bank *	2,438	42
Novo Nordisk, Cl B	833	130
Novozymes, Cl B	4,673	149
TDC	16,097	130
Tryg	1,050	86
William Demant Holding *	1,463	121

		1,055

Finland — 0.1%
Elisa	5,193	101
Fortum	7,714	144
Kesko, Cl B	3,330	93
Kone, Cl B	772	61
Metso	1,918	65
Neste Oil	6,929	101
Nokia	36,468	135
Nokian Renkaat	1,678	68
Orion, Cl B	8,268	194
Pohjola Bank, Cl A	1,100	16
Sampo, Cl A	1,991	78
Stora Enso, Cl R	8,191	55
UPM-Kymmene, Cl V	4,939	48
Wartsila OYJ Abp	1,289	56

		1,215

France — 0.2%
Accor	875	31
Aeroports de Paris, Cl A	373	36
Air Liquide	775	96
ArcelorMittal	4,854	54
Arkema	601	55
AtoS	855	64
Bureau Veritas	900	23
Capital Gemini	1,281	62
Carrefour	1,886	52
Casino Guichard Perrachon	507	47
Christian Dior, Cl B	255	41
Cie Generale de Geophysique - Veritas, Cl Trust Unit *	2,713	60
Cie Generale d’Optique Essilor International	1,564	166
CNP Assurances	1,903	27
Danone	624	47
Dassault Systemes	711	87
Electricite de France	4,008	93
Eutelsat Communications	893	25
Fonciere Des Regions †	434	32
France Telecom	10,929	103
GDF Suez	2,949	58
Gemalto	2,204	199
Groupe Eurotunnel	4,624	35
ICADE †	347	29
Iliad	495	107
Klepierre †	731	29
L’Oreal	335	55
LVMH Moet Hennessy Louis Vuitton	241	39
Pernod-Ricard	333	37
Renault	714	48

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Sanofi	1,412	$146
Schneider Electric	577	42
SCOR	357	11
Technip	781	79
Thales, Cl A	738	35
Total	1,483	72
Unibail-Rodamco †	139	32
Veolia Environnement	5,498	62
Vinci	1,013	51
Vivendi	3,157	60
Wendel	451	47

		2,474

Germany — 0.2%
Allianz	347	51
Bayer	703	75
Beiersdorf	629	55
Brenntag	381	58
Celesio	2,792	61
Continental	419	56
Deutsche Bank	1,026	43
Deutsche Boerse	557	37
Deutsche Telekom	11,595	135
E.ON	5,099	84
Fraport Frankfurt Airport Services Worldwide	761	46
Fresenius	614	76
Fresenius Medical Care	1,080	76
Hannover Rueckversicherung	619	44
Henkel & KGaA	793	62
Infineon Technologies	9,810	82
Kabel Deutschland Holding	650	71
Lanxess	925	56
Linde	210	39
MAN	398	43
Merck KGaA	517	78
Metro	1,246	39
Muenchener Rueckversicherungs	274	50
RWE	2,372	76
SAP	1,462	107
Siemens	424	43
Suedzucker	1,486	46
Telefonica Deutschland Holding	10,624	77
ThyssenKrupp	2,859	56
United Internet	4,008	113
Volkswagen	135	26

		1,961

Greece — 0.0%
Hellenic Telecommunications Organization	6,173	48
OPAP	7,063	59

		107

Hong Kong — 0.2%
AIA Group	10,800	46
ASM Pacific Technology	11,600	128
Cathay Pacific Airways	27,000	47
Cheung Kong Infrastructure Holdings	47,438	316
CLP Holdings, Cl B	51,000	412
Genting Singapore	45,000	47
HKT Trust	136,920	132
Hong Kong & China Gas	79,200	193

Description	Shares	Market Value ($ Thousands)

Hopewell Holdings	16,500	$55
Hopewell Hong Kong Properties *	660	0
Hutchison Whampoa	5,000	53
Li & Fung	22,000	30
Link †	16,500	81
MGM China Holdings *	17,600	47
MTR	13,000	48
NWS Holdings	19,000	29
PCCW	396,000	185
Power Assets Holdings	43,102	372
Shangri-La Asia	16,000	28
SJM Holdings	12,000	29
Wing Hang Bank	3,500	31
Yue Yuen Industrial Holdings	13,000	34

		2,343

Ireland — 0.1%
Accenture, Cl A	975	70
Bank of Ireland *	212,075	43
Covidien	1,548	97
CRH	4,534	92
Eaton	755	50
Elan *	10,829	151
Ingersoll-Rand	1,075	60
Kerry Group, Cl A	3,404	188
Prothena *	1	0
Seagate Technology	1,313	59

		810

Israel — 0.1%
Bank Hapoalim *	9,043	41
Bezeq The Israeli Telecommunication	120,783	161
Delek Group	450	117
Israel	193	116
Israel Chemicals	12,621	125
Mellanox Technologies *	3,129	154
Mizrahi Tefahot Bank *	6,105	61
NICE Systems	3,658	133
Teva Pharmaceutical Industries	6,374	246

		1,154

Italy — 0.1%
Assicurazioni Generali	2,134	37
Atlantia	3,095	50
Enel	19,926	63
Enel Green Power	26,232	54
Eni	3,019	62
Fiat Industrial	5,980	67
Finmeccanica	7,633	38
Luxottica Group	1,251	63
Pirelli & C.	3,530	41
Prysmian	2,952	55
Saipem	2,096	34
Snam Rete Gas	25,202	115
Telecom Italia	224,157	139
Tenaris	2,393	48
Terna Rete Elettrica Nazionale	28,255	117

		983

Japan — 0.7%
ABC-Mart, Cl H	1,800	70
Acom *	780	25
Aeon, Cl H	2,700	35

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Air Water	2,000	$28
Ajinomoto	3,000	44
Alfresa Holdings	1,300	70
ANA Holdings	30,000	62
Asahi Group Holdings	1,900	47
Asahi Kasei	4,000	26
Astellas Pharma	1,000	54
Bank of Kyoto	3,000	25
Bank of Yokohama	4,000	21
Benesse, Cl A	1,200	43
Bridgestone	800	27
Calbee	900	85
Central Japan Railway	400	49
Chiba Bank, Cl B	3,000	20
Chubu Electric Power	7,600	108
Chugai Pharmaceutical	2,500	52
Chugoku Bank	4,000	56
Chugoku Electric Power	8,300	130
Citizen Holdings	3,600	20
Coca-Cola West	2,500	44
Cosmo Oil	39,000	72
Daicel	3,000	26
Daiichi Sankyo	3,000	50
Dainippon Sumitomo Pharma	2,300	30
Daito Trust Construction	200	19
Daiwa House Industry	1,000	19
Dentsu	700	24
East Japan Railway	400	31
Eisai	1,000	41
Electric Power Development	4,900	153
EMS-Chemie Holding	292	86
FamilyMart, Cl H	2,300	98
FUJIFILM Holdings	400	9
Fukuoka Financial Group	5,000	21
Hachijuni Bank	5,000	29
Hakuhodo DY Holdings	310	22
Hamamatsu Photonics	700	25
Hankyu Hanshin Holdings	7,000	40
Hirose Electric	200	26
Hisamitsu Pharmaceutical	1,500	76
Hitachi	4,000	26
Hitachi Chemical	839	13
Hitachi Metals	2,000	23
Hokkaido Electric Power	6,700	91
Hokuriku Electric Power	5,900	92
Idemitsu Kosan	900	69
Inpex	13	54
Isetan Mitsukoshi Holdings	400	5
Itochu Techno-Solutions	900	37
Iyo Bank	6,000	57
J Front Retailing	1,000	8
Japan Petroleum Exploration	1,400	57
Japan Prime Realty Investment, Cl A †	6	19
Japan Real Estate Investment †	2	22
Japan Retail Fund Investment, Cl A †	11	23
Japan Tobacco	1,200	42
Joyo Bank	8,000	44
JX Holdings	13,100	64
Kamigumi	3,000	24
Kaneka	4,000	26
Kansai Electric Power	6,200	85
Kansai Paint	3,000	38

Description	Shares	Market Value ($ Thousands)

Kao	1,500	$51
KDDI	3,600	187
Keikyu	10,000	86
Keio	4,000	27
Keyence	100	32
Kikkoman	2,000	33
Kinden	3,000	26
Kintetsu	15,000	66
Kirin Holdings	3,000	47
Konami	456	10
Kuraray	2,000	28
Kyocera	200	20
Kyushu Electric Power	5,100	77
Lawson	1,700	130
LIXIL Group	800	20
Maruichi Steel Tube	1,300	33
M3	47	105
McDonald’s Holdings Japan	5,100	141
Medipal Holdings	3,200	43
MEIJI Holdings	1,100	53
Miraca Holdings	1,800	83
Mitsubishi Chemical Holdings, Cl B	5,000	24
Mitsubishi Motors *	20,000	28
Mitsubishi Tanabe Pharma	3,800	49
Mitsui Chemicals	9,000	20
Murata Manufacturing	500	38
NEC	12,000	26
NGK Spark Plug	2,000	40
Nintendo	200	23
Nippon Building Fund, Cl †	2	23
Nippon Electric Glass	4,000	20
Nippon Express	5,000	24
Nippon Paper Industries *	2,500	36
Nippon Steel & Sumitomo Metal	9,555	26
Nippon Telegraph & Telephone	3,700	191
Nishi-Nippon City Bank	8,000	21
Nisshin Seifun Group	3,500	42
Nissin Food Products	1,900	77
Nitori	1,050	85
NOK	400	6
Nomura Research Institute	1,800	59
NTT Data	8	28
NTT DOCOMO	143	222
Odakyu Electric Railway	3,000	29
Oji Holdings	10,000	40
Ono Pharmaceutical	1,000	68
Oracle Japan	700	29
Oriental Land	900	139
Osaka Gas	40,000	169
Otsuka	400	44
Otsuka Holdings	2,600	86
Rakuten	3,000	35
Resona Holdings	7,800	38
Rinnai	300	21
Rohm	800	32
Sankyo	1,100	52
Santen Pharmaceutical	1,400	60
Sega Sammy Holdings	900	22
Sekisui Chemical	3,000	32
Sekisui House	2,000	29
Seven & I Holdings	1,400	51
Seven Bank	18,500	67
Shikoku Electric Power	6,500	117

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Shimadzu	4,000	$32
Shimamura	200	24
Shimizu	6,000	24
Shin-Etsu Chemical, Cl A	400	27
Shiseido	3,100	46
Showa Denko	11,000	15
Showa Shell Sekiyu	12,700	104
Softbank	1,600	93
Sumitomo	1,400	17
Sumitomo Rubber Industries	1,500	25
Suruga Bank	2,000	36
Suzuken	1,900	64
Sysmex	1,000	65
Taisei	7,000	25
Taiyo Nippon Sanso	4,000	28
Takeda Pharmaceutical	900	41
Teijin	10,000	22
Terumo	400	20
Tobu Railway	7,000	36
Toho	1,600	33
Toho Gas	50,063	258
Tohoku Electric Power	6,400	80
Tokyo Gas	40,000	221
Tokyu	4,000	26
TonenGeneral Sekiyu	30,000	290
Toray Industries	4,000	26
TOTO	2,000	20
Toyo Seikan Group Holdings	1,900	29
Toyo Suisan Kaisha	2,000	67
Toyota Industries	700	29
Toyota Motor	500	30
Tsumura	1,600	47
Ube Industries	8,000	15
Unicharm	1,500	85
USS	170	22
West Japan Railway	700	30
Yahoo Japan	124	61
Yakult Honsha	1,000	41
Yamaguchi Financial Group	1,000	10
Yamato Holdings	1,400	30
Yamato Kogyo	600	18
Yamazaki Baking	14,000	164

		8,899

Netherlands — 0.1%
Aegon	7,219	48
Akzo Nobel	1,034	58
ASML Holding NV	1,901	150
Corio †	1,083	43
Delta Lloyd	3,298	66
Fugro	1,579	86
Heineken	867	55
ING Groep *	4,651	42
Koninklijke Ahold	4,613	69
Koninklijke DSM	1,235	80
Koninklijke Vopak	605	36
LyondellBasell Industries, Cl A	2,407	160
QIAGEN *	3,735	73
Reed Elsevier	7,150	119
Royal KPN	64,229	133
STMicroelectronics	7,564	68
TNT Express NV	3,349	25
Unilever	2,163	85
Wolters Kluwer	4,314	91

Description	Shares	Market Value ($ Thousands)

Ziggo NV	2,791	$112

		1,599

New Zealand — 0.1%
Auckland International Airport	55,944	128
Contact Energy	55,790	221
Fletcher Building	17,849	116
Sky City Entertainment Group	30,711	104
Telecom Corp of New Zealand	99,640	173

		742

Norway — 0.0%
Aker Solutions	3,228	44
DNB, Cl A	4,057	58
Gjensidige Forsikring	3,894	57
Norsk Hydro	16,404	65
Orkla	10,965	89
Seadrill	1,310	53
Statoil	2,091	43
Subsea 7	2,038	35
Telenor	4,097	81

		525

Panama — 0.0%
Carnival	1,100	38

Portugal — 0.0%
Banco Espirito Santo *	50,830	41
EDP - Energias de Portugal	52,145	168
Galp Energia SGPS	6,993	103
Jeronimo Martins SGPS	5,196	109
Portugal Telecom SGPS	21,248	83

		504

Singapore — 0.1%
CapitaLand	16,000	39
CapitaMalls Asia	23,000	33
DBS Group Holdings	3,000	37
Global Logistic Properties	17,000	37
Golden Agri-Resources	143,000	63
Hutchison Port Holdings, Cl U	59,000	43
Jardine Cycle & Carriage	1,000	34
Keppel	7,000	57
Keppel Land	18,000	47
Olam International	72,000	93
Oversea-Chinese Banking	4,000	32
SembCorp Marine	14,000	48
Singapore Press Holdings	45,000	148
Singapore Telecommunications	40,000	119
StarHub	52,000	171
United Overseas Bank	2,000	31
Wilmar International	25,000	62

		1,094

Spain — 0.1%
Abertis Infraestructuras	3,168	55
Acciona	1,009	53
Amadeus IT Holding, Cl A *	6,898	220
Banco Popular Espanol *	4,419	14
Banco Santander	5,540	35
Distribuidora Internacional de Alimentacion	17,806	135
Enagas *	2,650	65
Gas Natural SDG	4,251	86
Grifols	4,255	156
Iberdrola	15,049	79

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Inditex	917	$113
International Consolidated Airlines Group *	11,463	46
Red Electrica, Cl B	1,399	77
Repsol, Cl A	5,486	116
Telefonica	7,193	92
Zardoya Otis	3,490	49

		1,391

Sweden — 0.1%
Atlas Copco, Cl A	1,818	44
Atlas Copco, Cl B	1,891	40
Boliden	7,482	92
Elekta, Cl B	8,720	132
Getinge, Cl B	3,536	107
Hennes & Mauritz, Cl B	1,697	55
Hexagon, Cl B	2,948	78
Husqvarna, Cl B	10,117	53
Industrivarden, Cl C	2,237	37
Investment Kinnevik, Cl B	1,565	40
Lundin Petroleum *	6,656	131
Millicom International Cellular	574	41
Nordea Bank	3,377	38
Ratos, Cl B	7,165	55
Skandinaviska Enskilda Banken, Cl A	4,577	43
Svenska Cellulosa, Cl B	2,836	71
Swedbank, Cl A	2,347	54
Swedish Match	2,237	79
Tele2, Cl B	3,487	41
Telefonaktiebolaget LM Ericsson, Cl B	11,415	128
TeliaSonera	16,045	104
Volvo, Cl B	3,875	52

		1,515

Switzerland — 0.2%
ABB	2,216	48
ACE	744	66
Actelion	1,453	87
Adecco	787	45
Aryzta	892	50
Baloise Holding	537	52
Barry Callebaut	52	48
Cie Financiere Richemont	680	60
Givaudan	59	76
Holcim	803	56
Kuehne & Nagel International	331	36
Lindt & Spruengli	17	103
Lonza Group	1,119	84
Nestle	1,249	82
Noble	2,036	77
Novartis	1,376	98
Partners Group Holding	160	43
Pentair	964	56
Roche Holding	431	107
Schindler Holding	307	41
SGS, Cl B	17	36
Sika	28	73
Sonova Holding	687	73
Swatch Group	806	76
Swatch Group, Cl B	139	76
Swiss Life Holding	121	20
Swisscom	463	202
Syngenta	167	65

Description	Shares	Market Value ($ Thousands)

TE Connectivity	1,250	$57
Transocean	1,794	86
Tyco International	2,113	70

		2,149

United Kingdom — 0.3%
Admiral Group	999	20
AMEC	4,533	69
Anglo American	1,410	27
Antofagasta	4,282	52
Aon	1,040	67
ARM Holdings	16,396	198
Associated British Foods	1,929	51
AstraZeneca	2,421	114
BG Group	4,346	74
BHP Billiton	1,565	40
BP	9,694	67
British American Tobacco	862	44
British Sky Broadcasting Group	2,333	28
BT Group, Cl A	22,256	104
Bunzl	1,394	27
Burberry Group	1,376	28
Capita	2,265	33
Centrica	21,436	117
Compass Group	2,787	35
Croda International	1,980	75
Diageo	1,208	35
Ensco, Cl A	1,382	80
G4S	5,689	20
GlaxoSmithKline	5,929	148
Imperial Tobacco Group	919	32
Inmarsat	13,208	135
InterContinental Hotels Group	1,657	45
Intertek Group	544	24
J Sainsbury	7,007	38
Johnson Matthey	1,033	41
Marks & Spencer Group	4,422	29
National Grid	10,422	118
Next, Cl A	560	39
Pearson	1,667	30
Petrofac	2,796	51
Reckitt Benckiser Group	1,075	76
Reed Elsevier	3,034	34
Resolution	5,557	24
Rowan, Cl A *	2,081	71
Royal Dutch Shell, Cl A	1,470	47
Royal Dutch Shell, Cl B	1,430	47
SABMiller	864	41
Sage Group	28,781	149
Serco Group	3,002	28
Severn Trent	5,554	140
Shire	3,969	126
Smith & Nephew	12,212	136
Smiths Group	1,958	39
SSE	4,666	108
Tesco	5,643	28
Travis Perkins	1,784	39
TUI Travel	8,063	44
Tullow Oil	3,090	47
Unilever	1,003	40
United Utilities Group, Cl B	13,136	136
Vedanta Resources	2,964	46
Vodafone Group	34,449	98
WM Morrison Supermarkets	22,627	90

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WPP	2,771	$47

		3,816

Total Foreign Common Stock (Cost $39,313) ($ Thousands)		42,409

CORPORATE OBLIGATIONS — 3.2%

Consumer Discretionary — 0.0%
Trustees of Dartmouth College
4.750%, 06/01/2019	$250	284
University of Southern California
5.250%, 10/01/2111	100	114
Yale University MTN
2.900%, 10/15/2014	125	129

		527

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 04/15/2016	300	315

Energy — 0.1%
Chevron
4.950%, 03/03/2019	150	172
Shell International Finance BV
3.250%, 09/22/2015	250	264
StatoilHydro
2.900%, 10/15/2014	250	257
Total Capital
3.000%, 06/24/2015	250	261
XTO Energy
6.750%, 08/01/2037	300	412

		1,366

Financials — 2.5%
African Development Bank
2.500%, 03/15/2016	250	262
1.250%, 09/02/2016	850	861
1.125%, 03/15/2017	200	200
0.875%, 03/15/2018	1,000	971
Andina de Fomento
4.375%, 06/15/2022	250	255
Asian Development Bank
2.750%, 05/21/2014	850	869
2.625%, 02/09/2015	1,000	1,035
1.125%, 03/15/2017	150	151
0.500%, 06/20/2016	1,000	992
Australia & New Zealand Banking Group NY MTN
1.875%, 10/06/2017	250	249
Bank of Montreal MTN
1.400%, 09/11/2017	200	195
Bank of New York Mellon
3.550%, 09/23/2021	200	204
Bank of Nova Scotia
3.400%, 01/22/2015	300	312
1.850%, 01/12/2015	500	507
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	287
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	259
China Development Bank
5.000%, 10/15/2015	250	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CME Group
5.750%, 02/15/2014	$200	$206
3.000%, 09/15/2022	100	94
Commonwealth Bank of Australia NY
1.900%, 09/18/2017	150	150
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/2017	250	263
Council of Europe MTN
1.500%, 02/22/2017	850	858
Development Bank of Japan
5.125%, 02/01/2017	200	226
European Bank for Reconstruction & Development
1.625%, 09/03/2015	300	307
1.500%, 03/16/2020	750	722
1.000%, 02/16/2017	600	596
0.750%, 09/01/2017	200	195
European Investment Bank
1.125%, 09/15/2017	850	836
1.000%, 12/15/2017	150	146
Export Development Canada
2.250%, 05/28/2015	250	258
1.500%, 05/15/2014	500	505
0.750%, 12/15/2017	750	730
0.500%, 09/15/2015	1,250	1,247
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	928
0.625%, 04/18/2016	750	747
HSBC Holdings
5.100%, 04/05/2021	250	275
Inter-American Development Bank
4.500%, 09/15/2014	250	263
3.875%, 09/17/2019	350	385
1.125%, 03/15/2017	300	300
International Bank for Reconstruction & Development
2.375%, 05/26/2015	250	259
2.125%, 03/15/2016	300	312
0.875%, 04/17/2017	450	447
0.500%, 11/26/2013 to 04/15/2016	2,000	1,998
International Finance
2.125%, 11/17/2017	750	774
1.125%, 11/23/2016	750	757
1.000%, 04/24/2017	300	301
KFW
3.500%, 03/10/2014	1,250	1,278
1.000%, 01/12/2015	1,000	1,010
0.875%, 09/05/2017	200	196
Korea Finance
4.625%, 11/16/2021	250	254
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	552
1.375%, 10/23/2019	500	477
0.875%, 09/12/2017	300	294
National Australia Bank
1.600%, 08/07/2015	350	355

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nordic Investment Bank
2.625%, 10/06/2014	$250	$257
1.000%, 03/07/2017	750	750
0.500%, 04/14/2016	750	745
North American Development Bank
2.400%, 10/26/2022	200	184
Oesterreichische Kontrollbank MTN
1.125%, 07/06/2015	150	151
Royal Bank of Canada MTN
1.150%, 03/13/2015	250	252
Svensk Exportkredit
5.125%, 03/01/2017	150	171
Svenska Handelsbanken
2.875%, 04/04/2017	200	206
Toronto-Dominion Bank
2.375%, 10/19/2016	250	259
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	149
3.200%, 06/17/2015	100	104
US Bancorp
4.200%, 05/15/2014	500	516
Westpac Banking
4.875%, 11/19/2019	200	224
3.000%, 08/04/2015	250	261

		31,608

Health Care — 0.2%
Howard Hughes Medical Institute
3.450%, 09/01/2014	1,250	1,291
Johns Hopkins University
5.250%, 07/01/2019	75	86
Johnson & Johnson
5.950%, 08/15/2037	300	373
Merck Sharp & Dohme
6.400%, 03/01/2028	50	62
Novartis Securities Investment
5.125%, 02/10/2019	150	173
Sanofi-Aventis
4.000%, 03/29/2021	150	160

		2,145

Industrials — 0.1%
3M MTN
5.700%, 03/15/2037	150	180
General Electric
0.850%, 10/09/2015	500	500

		680

Information Technology — 0.3%
Google
3.625%, 05/19/2021	150	157
International Business Machines
6.500%, 10/15/2013	350	356
Microsoft
2.500%, 02/08/2016	350	364
1.625%, 09/25/2015	1,250	1,278
0.875%, 11/15/2017	1,500	1,457

		3,612

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	$200	$197

Utilities — 0.0%
Hydro Quebec
2.000%, 06/30/2016	250	257
1.375%, 06/19/2017	150	150
Southern California Gas
5.125%, 11/15/2040	150	167

		574

Total Corporate Obligations (Cost $41,810) ($ Thousands)		41,024

EXCHANGE TRADED FUNDS — 0.7%
iShares iBoxx Investment Grade Corporate Bond Fund	80,056	9,098

Total Exchange Traded Funds (Cost $9,674) ($ Thousands)		9,098

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE	342	26

Consumer Staples — 0.0%
Henkel	596	56

Utilities — 0.0%
RWE	2,420	75

Total Preferred Stock (Cost $165) ($ Thousands)		157

	Number of Warrants

WARRANTS — 0.0%
Olam International * Expires 12/31/2017	4,698	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
ASX Expires 07/04/2013	100	—

Total Rights (Cost $—) ($Thousands)		—

CASH EQUIVALENT — 9.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% * * ††	123,110,123	123,110

Total Cash Equivalent (Cost $123,110) ($ Thousands)		123,110

U.S. TREASURY OBLIGATIONS — 14.4%
U. S. Treasury Bills
0.064%, 12/12/2013 (B)	85,500	85,475

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Inflation Protected Securities
3.625%,04/15/2028	$809	$1,123
2.625%,07/15/2017	10,098	11,455
2.500%,07/15/2016	1,529	1,690
2.500%,01/15/2029	602	743
2.375%,01/15/2025	1,319	1,571
2.125%,02/15/2041	813	990
2.000%,07/15/2014	465	480
2.000%,01/15/2026	1,388	1,603
1.875%,07/15/2015	858	912
1.875%,07/15/2019	658	742
1.750%,01/15/2028	637	714
1.625%,01/15/2015	532	553
1.625%,01/15/2018	9,213	10,084
1.375%,07/15/2018	9,020	9,852
1.375%,01/15/2020	401	437
1.250%,07/15/2020	591	642
1.125%,01/15/2021	1,310	1,401
0.625%,07/15/2021	702	724
0.500%,04/15/2015	817	837
0.125%,04/15/2016	868	890
0.125%,04/15/2017	22,830	23,424
0.125%,01/15/2022	25,479	24,956
0.125%,07/15/2022	1,517	1,483

Total U.S. Treasury Obligations (Cost $187,405) ($ Thousands)		182,781

Total Investments — 43.8% (Cost $556,275) ($ Thousands) ‡		$555,932

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	16	Jul-2013	$(25)
Australian 10-Year Bond	290	Sep-2013	(788)
Brent Crude Penultimate	11	Aug-2013	(6)
Brent Crude Penultimate	150	Sep-2013	(57)
CAC40 10 Euro	119	Jul-2013	(163)
Canadian 10-Year Bond	428	Sep-2013	(1,954)
Cocoa	62	Dec-2013	(127)
Cocoa	51	Sep-2013	(72)
Coffee	53	Sep-2013	(214)
Copper	17	Sep-2013	12
Corn	40	Dec-2013	(80)
Corn	157	Sep-2013	(152)
Cotton	61	Dec-2013	(20)
Crude Oil	173	Aug-2013	75
Dax Index	22	Sep-2013	(210)
DJ Euro Stoxx 50 Index	470	Sep-2013	(518)
Euro-Bobl	25	Sep-2013	(33)
Euro-Bund	380	Sep-2013	(941)
Euro-Buxl 30 Year Bond	50	Sep-2013	(131)
Euro-Schatz	(21)	Sep-2013	(4)
Feeder Cattle	4	Aug-2013	(1)
FTSE 100 Index	211	Sep-2013	(505)
FTSE MIB Index	20	Sep-2013	(115)
FTSE/JSE TOP 40 Index	126	Sep-2013	(197)
Gasoil Euro	87	Sep-2013	45
Gasoline	13	Aug-2013	42
Gold	94	Aug-2013	(1,347)
Hang Seng Index	23	Jul-2013	121
Heating Oil	59	Aug-2013	(110)
Heating Oil	8	Nov-2013	(16)
H-Shares Index	169	Jul-2013	271
IBEX 35 Plus Index	35	Jul-2013	(185)
KOSPI 200 Index	59	Sep-2013	(265)
Lead	20	Dec-2013	(24)
Lean Hogs	31	Aug-2013	(9)
Lean Hogs	75	Dec-2013	67
Lean Hogs	3	Oct-2013	3

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Live Cattle	332	Aug-2013	$113
LME Aluminum	97	Dec-2013	(199)
LME Aluminum	35	Sep-2013	(21)
LME Copper	28	Dec-2013	(251)
LME Nickel	15	Dec-2013	(49)
LME Nickel	15	Sep-2013	(27)
LME Zinc	59	Dec-2013	7
LME Zinc	29	Sep-2013	(74)
Long Gilt 10-Year Bond	298	Sep-2013	(1,903)
Mini Japan 10-YR Bond	622	Sep-2013	(287)
MSCI EAFE Index E-MINI	472	Sep-2013	(1,013)
Natural Gas	360	Aug-2013	(272)
Natural Gas	88	Jul-2013	(481)
RBOB Gasoline	42	Aug-2013	(186)
Russell 2000 Index E-MINI	357	Sep-2013	(421)
S&P 500 Index E-MINI	1,456	Sep-2013	(2,794)
S&P Composite Index	3	Sep-2013	1
S&P Mid 400 Index E-MINI	98	Sep-2013	(218)
S&P TSE 60 Index	32	Sep-2013	(61)
SGX S&P CNX NIFTY Index	318	Jul-2013	137
Silver	40	Sep-2013	(32)
Soybean	22	Jan-2014	(85)
Soybean	21	Nov-2013	8
Soybean Meal	36	Dec-2013	75
Soybean Oil	72	Dec-2013	(155)
SPI 200 Index	57	Sep-2013	(31)
Sugar No. 11	60	Apr-2014	(17)
Sugar No. 11	124	Sep-2013	38
Taiwan Index	158	Jul-2013	151
Topix Index	206	Sep-2013	713
U.S. 10-Year Treasury Note	722	Sep-2013	(2,041)
U.S. 2-Year Treasury Note	(64)	Sep-2013	(7)
U.S. 5-Year Treasury Note	206	Oct-2013	(303)
U.S. Long Treasury Bond	118	Sep-2013	(505)
Wheat	(119)	Dec-2013	183
Wheat	23	Dec-2013	(84)
Wheat	171	Sep-2013	(486)

			$(18,210)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/30/13	AUD	2,700	USD	2,489	24
9/18/13	BRL	21,900	USD	9,809	52
7/30/13	CAD	3,800	USD	3,607	7
7/30/13-9/18/13	CHF	1,880	USD	2,002	14
7/29/13-9/18/13	EUR	245,349	USD	322,248	3,264
7/29/13-9/18/13	GBP	68,881	USD	106,160	1,753
7/30/13-9/18/13	HKD	19,354	USD	2,495	(1)
9/18/13	ILS	68,500	USD	18,841	49
7/30/13-9/18/13	JPY	958,701	USD	9,791	137
9/23/13	KRW	18,722,600	USD	16,254	(121)
9/18/13	MXP	307,500	USD	23,375	(69)
9/18/13	RUB	290,958	USD	8,865	125
9/18/13	SGD	16,600	USD	13,059	(35)
9/18/13	TRY	19,500	USD	10,094	109
9/18/13	TWD	351,000	USD	11,674	(52)
9/18/13	USD	17,272	BRL	37,700	(475)
9/18/13	USD	145	CHF	135	(2)
7/29/13-9/18/13	USD	190,949	EUR	145,566	(1,691)
7/29/13-9/18/13	USD	69,149	GBP	44,979	(976)
9/18/13	USD	35,103	ILS	127,900	(16)
9/18/13	USD	788	JPY	77,300	(9)
9/23/13	USD	24,889	KRW	28,107,900	(306)
9/18/13	USD	39,031	MXP	504,200	(591)
9/18/13	USD	2,557	RUB	85,048	(2)
9/18/13	USD	21,788	SGD	27,300	(254)
9/18/13	USD	16,001	TRY	30,400	(435)
9/18/13	USD	20,181	TWD	601,500	(87)
9/18/13	USD	9,750	ZAR	98,600	73
9/18/13	ZAR	68,600	USD	6,753	(81)

					$404

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of New York	7/29/2013	(24,997)	25,435	438
Barclays PLC	7/30/2013	(2,424)	2,424	—
Royal Bank of Scotland	9/18/2013-9/23/2013	(924,863)	924,208	(655)
State Street	7/29/2013-7/30/2013	(57,659)	58,280	621

				$404

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

A list of outstanding swap agreements held by the Fund at June 30, 2013, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3 -Month LIBOR	1.25%	09/19/18	46,115	$(721)
JPMorgan Chase Bank	3-Month LIBOR	0.50%	09/16/15	19	(39)
JPMorgan Chase Bank	3-Month LIBOR	0.50%	09/16/15	146,035	(305)
JPMorgan Chase Bank	6-Month EURIBOR	1.00%	09/19/18	8,625	(178)
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	09/16/15	25,725	(126)

					$(1,369)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positive Price Return	08/15/13	BRL	16,588	$(700)
BoA Merrill Lynch	Euro-Bund	Negative Price Return	Positive Price Return	09/10/13	EUR	32,558	(572)
Bank of America	Hang Seng China Enterprises Index	Negative Price Return	Positive Price Return	07/31/13	HKD	11,171	49
BoA Merrill Lynch	Mini Japanese 10-Year Treasury Bond	Negative Price Return	Positive Price Return	09/20/13	JPY	2,292,131	(89)
Bank of America	MSCI Taiwan Stock Index	Negative Price Return	Positive Price Return	07/30/13		5,317	189
Bank of America	Russian Trading Systems Index	Negative Price Return	Positive Price Return	09/16/13		5,407	30
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	09/20/13	CHF	8,205	(95)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	09/30/13		214,541	(4,700)
BoA Merrill Lynch	Corn Futures	Negative Price Return	Positive Price Return	09/16/13		1,364	(105)
Barclays Bank PLC	Lean Hogs Futures	Negative Price Return	Positive Price Return	08/16/13		704	(2)
BoA Merrill Lynch	Soybean Futures	Negative Price Return	Positive Price Return	11/18/13		1,027	37
BoA Merrill Lynch	Soybean Meal Futures	Negative Price Return	Positive Price Return	12/17/13		1,706	(23)
BoA Merrill Lynch	Wheat Futures	Negative Price Return	Positive Price Return	09/17/13		3,515	(292)
BoA Merrill Lynch	Wheat Futures	Negative Price Return	Positive Price Return	12/17/13		72	(5)

							$(6,278)

For the period ended June 30, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,269,734 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase.

(1)	In U.S. Dollars unless otherwise indicated.

ADR— American Depositary Receipt

AUD— Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

DJ — Dow Jones

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Spanish Exchange Index

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

NY — New York

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $556,275 ($ Thousands), and the unrealized appreciation and depreciation were $11,712 ($ Thousands) and ($12,055) ($ Thousands) respectively.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$2,100	$112,735	$—	$114,835
Common Stock	42,518	—	—	42,518
Foreign Common Stock	41,043	1,366	—	42,409
Corporate Obligations	—	41,024	—	41,024
Exchange Traded Funds	9,098	—	—	9,098
Preferred Stock	157	—	—	157
Warrants	—	—	—	—
Rights	—	—	—	—
Cash Equivalent	123,110	—	—	123,110
U.S. Treasury Obligations	—	182,781	—	182,781

Total Investments in Securities	$218,026	$337,906	$—	$555,932

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(18,210)	$—	$—	$(18,210)
Forwards *	—	404	—	404
Interest Rate Swaps *	—	(1,369)	—	(1,369)
Total Return Swaps *	—	(6,278)	—	(6,278)

Total Other Financial Instruments	$(18,210)	$(7,243)	$—	$(25,453)

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.0%

Consumer Discretionary — 6.5%
AmeriGas Finance
7.000%, 05/20/2022	$100	$102
Armored Autogroup
9.250%, 11/01/2018	400	367
Caesars Entertainment Operating
9.000%, 02/15/2020 (A)	250	238
8.500%, 02/15/2020	700	660
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	125	131
CST Brands
5.000%, 05/01/2023 (A)	250	244
GRD Holdings III
10.750%, 06/01/2019 (A)	900	963
Laureate Education
9.250%, 09/01/2019 (A)	1,000	1,070
Live Nation Entertainment
7.000%, 09/01/2020 (A)	110	116
MCE Finance
5.000%, 02/15/2021 (A)	700	656
MDC Partners
6.750%, 04/01/2020 (A)	1,750	1,745
QVC
4.375%, 03/15/2023 (A)	650	606
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	100	97
Sitel
11.000%, 08/01/2017 (A)	650	692
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	250	231
Taylor Morrison Communities
7.750%, 04/15/2020 (A)	252	272
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	1,500	1,418
Univision Communications
6.875%, 05/15/2019 (A)	400	420
5.125%, 05/15/2023 (A)	150	142
WMG Acquisition
11.500%, 10/01/2018	720	824
6.000%, 01/15/2021 (A)	135	137
Wok Acquisition
10.250%, 06/30/2020 (A)	160	176
Wynn Las Vegas
4.250%, 05/30/2023 (A)	1,150	1,064

		12,371

Consumer Staples — 1.4%
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	389	413
Harbinger Group
7.875%, 07/15/2019 (A)	600	614
US Foods
8.500%, 06/30/2019 (A)	1,000	1,045
Vector Group
7.750%, 02/15/2021 (A)	600	630

		2,702

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 4.6%
Atlas Pipeline Partners
5.875%, 08/01/2023 (A)	$1,500	$1,425
4.750%, 11/15/2021 (A)	400	360
BreitBurn Energy Partners
7.875%, 04/15/2022	600	612
Crestwood Midstream Partners
7.750%, 04/01/2019 (A)	450	463
7.750%, 04/01/2019	360	371
Eagle Rock Energy Partners
8.375%, 06/01/2019	1,020	1,038
Exterran Partners
6.000%, 04/01/2021 (A)	250	246
Gibson Energy
6.750%, 07/15/2021 (A)	450	446
Inergy Midstream
6.000%, 12/15/2020 (A)	600	579
Legacy Reserves
8.000%, 12/01/2020 (A)	500	516
6.625%, 12/01/2021 (A)	250	241
Magnum Hunter Resources
9.750%, 05/15/2020 (A)	235	239
Memorial Production Partners
7.625%, 05/01/2021 (A)	200	197
Pacific Drilling
5.375%, 06/01/2020 (A)	250	234
Penn Virginia Resource Partners
8.375%, 06/01/2020	560	591
8.250%, 04/15/2018	200	208
SandRidge Energy
8.125%, 10/15/2022	300	297
7.500%, 03/15/2021	500	477
7.500%, 02/15/2023	200	190

		8,730

Financials — 16.0%
Bank of America
5.200%, 12/29/2049 (B)	2,500	2,350
Bank of New York Mellon
4.500%, 06/20/2023 (B)	600	558
Citigroup
5.950%, 12/29/2049 (B)	1,250	1,244
5.350%, 05/29/2049 (B)	1,250	1,176
Deutsche Bank MTN
4.296%, 05/24/2028 (B)	575	531
EPR Properties ‡
5.750%, 08/15/2022	400	405
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	650	631
Fifth Third Bancorp
5.100%, 12/31/2049 (B)	1,630	1,540
General Electric Capital
5.250%, 12/31/2049 (B)	1,000	950
General Electric Capital, Ser A
7.125%, 12/31/2049 (B)	1,000	1,130
GETCO Financing Escrow
8.250%, 06/15/2018 (A)	490	463
ING US
5.650%, 05/15/2053 (A) (B)	2,200	2,046
Itau Unibanco Holding
5.125%, 05/13/2023 (A)	250	233

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jefferies Group
6.875%, 04/15/2021	$1,000	$1,100
5.125%, 01/20/2023	1,200	1,191
Jefferies LoanCore
6.875%, 06/01/2020 (A)	300	291
JPMorgan Chase
5.150%, 04/05/2023 (B)	2,000	1,905
Kennedy-Wilson
8.750%, 04/01/2019	445	478
8.750%, 04/01/2019 (A)	1,000	1,075
Macquarie Group
6.250%, 01/14/2021 (A)	485	515
Morgan Stanley MTN
4.100%, 05/22/2023	1,750	1,617
National Rural Utilities Cooperative Finance
4.750%, 04/30/2043 (B)	500	486
Nationstar Mortgage
9.625%, 05/01/2019 (A)	101	113
7.875%, 10/01/2020 (A)	200	212
6.500%, 07/01/2021 (A)	800	768
6.500%, 06/01/2022	600	585
PNC Financial Services Group
4.850%, 05/29/2049 (B)	300	280
Prudential Financial
5.875%, 09/15/2042 (B)	600	601
5.625%, 06/15/2043 (B)	1,250	1,225
Schahin II Finance SPV
5.875%, 09/25/2022 (A)	1,472	1,457
StanCorp Financial Group
5.000%, 08/15/2022	1,000	1,007
Susquehanna Bancshares
5.375%, 08/15/2022	800	791
Wilton Re Finance
5.875%, 03/30/2033 (A) (B)	1,350	1,311

		30,265

Health Care — 1.9%
Apria Healthcare Group
12.375%, 11/01/2014	425	431
Symbion
8.000%, 06/15/2016	600	624
Tenet Healthcare
4.375%, 10/01/2021 (A)	1,450	1,330
VPII Escrow
6.750%, 08/15/2018 (A)	1,000	1,025

		3,410

Industrials — 1.8%
British Airways
5.625%, 06/20/2020 (A)	100	102
CEVA Group
8.375%, 12/01/2017 (A)	970	950
Coleman Cable
9.000%, 02/15/2018	60	64
FTI Consulting
6.000%, 11/15/2022 (A)	250	253
Intcomex
13.250%, 12/15/2014	77	77
Marquette Transportation
10.875%, 01/15/2017	50	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)	$978	$932
ServiceMaster
7.000%, 08/15/2020 (A)	550	521
Thermadyne Holdings
9.000%, 12/15/2017	500	539

		3,491

Information Technology — 3.5%
Aspect Software
10.625%, 05/15/2017	945	947
Brocade Communications Systems
4.625%, 01/15/2023 (A)	500	470
CyrusOne
6.375%, 11/15/2022 (A)	500	512
Eagle Midco
9.000%, 06/15/2018 (A)	600	585
First Data
6.750%, 11/01/2020 (A)	480	488
Infor US
9.375%, 04/01/2019	300	325
Sabre
8.500%, 05/15/2019 (A)	500	533
Sabre Holdings
8.350%, 03/15/2016	500	535
Southern Graphics
8.375%, 10/15/2020 (A)	250	258
Stream Global Services
11.250%, 10/01/2014 (A)	620	626
11.250%, 10/01/2014	365	369
VeriSign
4.625%, 05/01/2023 (A)	400	388
Zayo Group
10.125%, 07/01/2020	600	666

		6,702

Materials — 3.0%
AngloGold Ashanti Holdings
5.125%, 08/01/2022	200	177
APERAM
7.750%, 04/01/2018 (A)	860	817
Barrick Gold
4.100%, 05/01/2023 (A)	1,250	1,044
Eldorado
6.125%, 12/15/2020 (A)	700	675
Goldcorp
3.700%, 03/15/2023	1,000	886
Hecla Mining
6.875%, 05/01/2021 (A)	470	436
Horsehead Holding
10.500%, 06/01/2017 (A)	65	69
IAMGOLD
6.750%, 10/01/2020 (A)	105	89
Kaiser Aluminum
8.250%, 06/01/2020	225	249
KGHM International
7.750%, 06/15/2019 (A)	100	102
Mirabela Nickel
8.750%, 04/15/2018 (A)	261	206

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TPC Group
8.750%, 12/15/2020 (A)	$900	$920

		5,670

Utilities — 0.3%
AES
4.875%, 05/15/2023	200	187
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	400	401

		588

Total Corporate Obligations (Cost $75,208) ($ Thousands)		73,929

LOAN PARTICIPATIONS — 27.7%
AABS
4.875%, 01/15/2038 (C)	487	495
ACA Capital Holdings
5.500%, 08/22/2016	750	751
Advance Pierre Foods, Term Loan
5.750%, 07/10/2017	1	1
Alcatel Lucent, 1st Lien Term Loan B
6.250%, 07/31/2016	100	101
Alcatel Lucent, Term Loan
7.250%, 01/29/2019	599	603
API Heat Transfer, Term Loan, 1st Lien
5.250%, 01/30/2017	341	340
Applied Systems, 2nd Lien
8.250%, 06/08/2017	50	50
Applied Systems, 2nd Lien Term Loan
9.500%, 06/08/2017	150	150
Apria Helathcare Group, Term Loan
6.750%, 04/06/2020	1,200	1,200
Arctic Glacier Holdings, Term Loan
6.000%, 07/27/2018	189	189
Arctic Glacier Income Fund, Term Loan
6.000%, 05/09/2019	100	100
Aspect Software
7.000%, 05/07/2016	35	35
Associated Partners, 1st Lien Term Loan
6.699%, 12/21/2015	1,500	1,500
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	200	207
Asurion
4.500%, 05/24/2019	499	494
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	1,447	1,354
Avaya, Term Loan B3
4.788%, 10/26/2017	249	218
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	150	151
California Pizza Kitched, 1st Lien Term Loan
5.250%, 07/07/2017	400	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Automotive
6.000%, 04/30/2020	$150	$151
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	100	99
Cengage Learning Acquisitions, Term Loan B
5.700%, 07/05/2017	229	169
Cengage Learning, 1st Lien
7.500%, 07/03/2014	120	90
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	250	249
Ceridian, Extended Term Loan
5.942%, 05/09/2017	639	640
CHG Healthcare
5.000%, 11/19/2019	740	742
Confie Seguros Holding II, 1st Lien
6.500%, 11/09/2018	148	147
Cooper Gay Swett & Crawford, 2nd Lien Term Loan
8.250%, 10/16/2020	100	100
Cooper Gay Swett & Crawford, Term Loan, 1st Lien
5.000%, 04/16/2020	150	149
CPM Holdings
10.250%, 03/01/2018	200	200
6.250%, 08/29/2017	338	337
CSC Holdings, Term Loan B
2.695%, 04/17/2020	2,250	2,222
CTI Foods, 2nd Lien Term Loan
0.000%, 06/14/2019 (D)	100	99
Cunningham Lindsey, 1st Lien Cov-Lite
5.000%, 12/10/2019	200	199
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	549	548
Deltek Systems, 1st Lien Term Loan
5.000%, 10/10/2018	398	396
Deltek Systems, 2nd Lien Term Loan
10.000%, 10/04/2019	100	101
DJO Finance
4.750%, 09/15/2017	249	251
Doncasters, Term Loan, 2nd Lien
9.500%, 10/09/2020	150	149
Eletek Systems, 1st Lien Term Loan
5.000%, 10/10/2018	1	1
Endurance International, 1st Lien Term Loan
6.250%, 11/09/2019	449	450
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/2019	300	301
Entrust Ltd. Canada, Term Loan
6.250%, 10/31/2018	108	107
Entrust U.S., 1st Lien Term Loan
6.250%, 10/31/2018	238	235
Equinox Fitness Club, 1st Lien
4.500%, 11/16/2019	4	4

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 01/31/2020	$496	$495
EquiPower Resource Holdings
5.500%, 12/21/2018	225	224
Excelitas Technologies, Term Loan B
5.000%, 11/29/2016	99	99
EZE Castel Software, LLC, 2nd Lien Term Loan
8.750%, 04/05/2021	100	101
Fender Musical Instruments, Term Loan, 1st Lien
5.750%, 04/03/2019	300	300
Fibertech Networks, LLC, Term Loan B
5.750%, 11/30/2016	296	298
First Advantage, 2nd Lien Term Loan
10.500%, 02/13/2019 (C)	150	148
First Advantage, Term Loan B
6.250%, 02/13/2019	700	695
First Data
4.193%, 03/24/2017	500	488
First Data, Term Loan
4.195%, 03/24/2018	280	273
Fleetpride, 1st Lien
5.250%, 11/19/2019	549	532
Fleetpride, 2nd Lien
9.250%, 05/19/2020	310	294
Fly Leasing
4.500%, 08/07/2018	501	501
GCA Services Group, 1st Lien Term Loan Cov-Lite
5.250%, 11/01/2019	100	100
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	150	152
GETCO, 2nd Lien Bridge Loan
0.000%, 12/18/2013 (D) (E)	100	—
Go Daddy Operating LLC, Term Loan
4.250%, 12/16/2018	497	494
GOGO LLC
11.250%, 06/21/2017	382	382
Grocery Outlet, 1st Lien
5.500%, 12/10/2018	1,496	1,492
Guitar Center, Extended Term Loan
5.540%, 04/09/2017	499	494
Harbourvest Partners LLC, 1st Lien
4.750%, 11/21/2017	817	821
Harrah’s Entertainment, Extended Term Loan B-6
5.443%, 01/28/2018	280	247
HD Supply, Term Loan
4.500%, 10/12/2017	496	495
HDV Holdings, Term Loan
0.000%, 12/18/2018 (D)	150	149
Helm Financial, Term Loan
6.250%, 06/01/2017	148	149
Horseshoe Baltimore, Term Loan
0.000%, 04/26/2020 (D)	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hostess Brands
6.750%, 04/09/2020	$100	$101
Intrawest ULC, 1st Lien Term Loan
7.000%, 12/04/2017	1,496	1,507
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	100	100
IPC Information Systems
7.750%, 07/31/2017	170	162
IPC Systems, 1st Lien
7.750%, 07/31/2017	199	190
iStar Financial, Term Loan A-2
7.000%, 03/19/2017	25	26
Jacobs Entertainment, 1st Lien Term Loan
6.250%, 10/29/2018	398	398
Keystone Automotive Operations, Term Loan
9.750%, 03/30/2016	40	40
Kronos, Incremental Term Loan
4.500%, 10/30/2019	798	799
Laureate Education
5.250%, 06/15/2018	179	177
Learning Care Group, Term Loan
6.000%, 05/08/2019	500	497
Level 3 Communications
5.250%, 08/01/2019	210	210
McJunkin Red Man, Term Loan
7.250%, 11/08/2019	2	1
6.000%, 11/08/2019	596	597
MedQuist, Term Loan B
7.500%, 08/15/2019	418	406
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	500	502
Mirion Technologies, 1st Lien Term Loan B
6.250%, 03/30/2018	100	100
MISYS PLC, 2nd Lien
12.000%, 06/12/2019	350	395
Multi-Packaging Solutions, 1st Lien
6.000%, 12/06/2018	100	100
NAB Holdings LLC
7.000%, 04/24/2018	237	237
NANA Development, Term Loan
8.000%, 03/15/2018	250	251
Navistar International
5.750%, 08/17/2017	118	118
Nielson, Bridge Loan
0.000%, 10/01/2013 (D) (E)	1,500	—
Nuveen Investments
4.195%, 05/13/2017	250	248
One Call Medical, Cov-Lite
5.500%, 08/22/2019	836	836
Osmose Holdings, 1st Lien
6.750%, 11/26/2018	848	846
P2ES Holdings
6.000%, 11/20/2018	17	17
P2ES Holdings, 1st Lien
6.000%, 11/20/2018	1,127	1,133

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

P2ES Holdings, 2nd Lien
10.000%, 05/20/2019	$200	$201
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	350	352
Panolam Industries International
7.250%, 08/23/2017	232	230
Paradigm
4.750%, 07/30/2019	498	496
Performance Food Group, 2nd Lien Term Loan Cov-Lite
6.250%, 11/07/2019	600	594
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/2017	498	499
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	750	761
Plato Learning
6.000%, 05/17/2018	195	195
PRA International, 1st Lien Term Loan
6.500%, 12/10/2017	499	502
PRA International, 2nd Lien Term Loan
10.500%, 06/10/2019	250	253
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	200	200
Reddy Ice, 1st Lien Term Loan
6.750%, 03/28/2019	249	250
Reddy Ice, 2nd Lien Term Loan
10.750%, 09/27/2019	100	100
Reddy Ice, Term Loan
6.750%, 03/28/2019	1	1
Regent Seven Seas Cruises, Term Loan B-1
4.750%, 12/21/2018	494	496
RGIS Services
5.500%, 10/18/2017	744	742
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	125	125
Rite Aid, Term Loan 2nd Lien
5.750%, 07/07/2020	150	152
Rock Ohio Caesars
2.250%, 08/18/2017 (E)	22	—
Sabre Holdings
5.250%, 02/15/2019	495	497
Shelf Drilling
6.250%, 05/31/2018	150	151
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	850	834
Smart & Final, Term Loan
5.750%, 11/15/2019	249	247
Sophos Public
6.500%, 05/10/2019	10	10
Southern Graphic Systems, 1st Lien Cov-Lite
5.000%, 10/17/2019	449	449
Sumtotal Systems
7.250%, 11/16/2018	2	2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.250%, 11/16/2018	$5	$5
Sumtotal Systems, Term Loan Cov-Lite
6.250%, 10/25/2019	941	943
Sutherland Global, 1st Lien
7.250%, 03/06/2019	207	206
Sutherland SGS
7.250%, 03/06/2019	93	93
The Harvard Drug Group LLC, Term Loan B
5.000%, 10/29/2019	260	260
ThermaSys, Term Loan, 1st Lien
5.250%, 01/30/2017	34	34
Ti Automotive, Term Loan B
5.500%, 03/28/2019	350	353
Tomkins,1st Lien Cov-Lite
5.000%, 11/09/2018	200	200
Topaz Power, 1st Lien Term Loan
5.250%, 02/26/2020	399	398
Transtar Industries, Term Loan, 1st Lien
5.500%, 10/09/2018	299	300
Transtar Industries, Term Loan, 2nd Lien
9.750%, 10/02/2019	150	153
Travelport Holdings, Term Loan
5.033%, 08/21/2015	300	299
Travelport Holdings, Term Loan B
5.533%, 08/21/2015	70	69
5.033%, 08/21/2015	122	122
Travelport Holdings, Term Loan S
5.534%, 08/23/2015	48	48
Travelport, Term Loan
6.250%, 06/21/2019	1,700	1,679
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	200	200
Valeant Pharmaceuticals International, Term Loan E
0.000%, 06/26/2020 (D)	750	747
Viking Aquisitions
6.000%, 11/05/2016	100	99
Wall Street Systems, 1st Lien
5.750%, 10/25/2019	549	548
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 04/24/2020	150	151
WP Prism, 1st Lien Term Loan
6.250%, 05/31/2018	1,250	1,251

Total Loan Participations (Cost $52,136) ($ Thousands)		52,489

COLLATERALIZED DEBT OBLIGATIONS — 22.7%

Financials — 3.3%
Marathon CLO II, Ser 2005-2A, Cl C
2.072%, 12/20/2019 (A) (B)	600	577
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A) (C)	750	497

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.824%, 08/01/2024 (A) (B) (C)	$3,200	$2,886
Rockwall CDO, Ser 2006-1A, Cl A2L
0.924%, 08/01/2021 (A) (B)	200	170
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.774%, 08/01/2021 (A) (B)	1,700	1,556
Whitehorse II
0.000%, 06/15/2017 (A) (B) (C)	1,100	550

		6,236

Other Asset-Backed Securities — 19.4%
ACA CLO, Ser 2007-1A, Cl C
1.227%, 06/15/2022 (A) (B)	1,150	1,052
Acis CLO, Ser 2013-1A, Cl D
4.788%, 04/18/2024 (A) (B) (C)	800	793
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (A) (C)	750	708
Ares XXVI CLO, Ser 2013-1A
0.000%, 04/15/2025 (A) (C)	1,500	1,242
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (A) (C)	950	866
Battalion CLO II, Ser 2012-2A, Cl B
3.027%, 11/15/2019 (A) (B) (C)	500	500
Black Diamond CLO, Ser 2007- 1A, Cl C
0.966%, 04/29/2019 (A) (B)	1,100	1,026
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/2016 (A) (C)	950	408
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.526%, 10/23/2021 (A) (B) (C)	500	452
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (A) (C)	750	653
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.277%, 11/30/2018 (A) (B) (C)	300	303
Copper River CLO, Ser 2007-1A, Cl C
1.076%, 01/20/2021 (A) (B)	500	429
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.763%, 09/15/2035 (A) (B) (C)	594	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (A) (C)	$1,000	$910
Gleneagles CLO, Ser 2005-1A, Cl B
0.824%, 11/01/2017 (A) (B)	600	551
Global Leveraged Capital Credit Opportunity Fund, Ser 2006- 1A, Cl C
1.276%, 12/20/2018 (A) (B)	1,550	1,353
Grayson CLO, Ser 2006-1A, Cl A2
0.684%, 11/01/2021 (A) (B)	700	599
Great Lakes CLO, Ser 2012-1A, Cl E
0.000%, 01/15/2023	1,000	990
GSC Partners CDO Fund, Ser 2004-5A
0.000%, 11/20/2016 (C)	1,800	748
GSC Partners CDO Fund, Ser 2004-5I
0.000%, 11/20/2016 (C)	100	42
Halcyon Structured Asset Management Long Secured / Short Unsecured CLO, Ser 2007-1A, Cl D
2.573%, 08/07/2021 (A) (B)	1,350	1,298
Highland Park CDO, Ser 2006-1A, Cl A1
0.603%, 11/25/2051 (A) (B) (C)	3,085	2,765
Kingsland CLO III, Ser 2006-3A, Cl C1
1.874%, 08/24/2021 (A) (B)	1,100	940
KKR Financial CLO, Ser 2007-1A, Cl D
2.525%, 05/15/2021 (A) (B)	2,600	2,444
Knightsbridge CLO, Ser 2007-1A, Cl D
5.278%, 01/11/2022 (A) (B)	300	300
Knightsbridge CLO, Ser 2007-1A, Cl C
3.028%, 01/11/2022 (A) (B)	300	294
Legg Mason Real Estate CDO I, Ser 2006-1A, Cl A1T
0.473%, 03/25/2038 (A) (B) (C)	165	161
Liberty CLO, Ser 2005-1A, Cl A3
0.774%, 11/01/2017 (A) (B)	1,600	1,520
MKP CBO I, Ser 2004-3A, Cl A2
0.925%, 05/08/2039 (A) (B)	248	243
Newcastle CDO IX, Ser 2007-9A
0.453%, 05/25/2052 (C)	882	857
Newcastle CDO VII, Ser 2006-8A, Cl 1A
0.473%, 11/25/2052 (A) (B) (C)	1,727	1,594
Newstar Trust CLO VIII, Ser 2012- 2A, Cl D
6.558%, 01/20/2023 (A) (B) (C)	500	500
N-Star CDO VIII, Ser 2006-8A
0.518%, 02/01/2041 (C)	2,510	2,276

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/2020 (A) (C)	$1,000	$988
South Coast Funding CDO, Ser 2004-5A, Cl A1
0.633%, 08/06/2039 (A) (B)	207	203
Summit Lake CLO, Ser 2005-1A
0.000%, 02/24/2018 (A) (C)	400	162
T2 Income Fund CLO, Ser 2007- 1A, Cl C
1.777%, 07/15/2019 (A) (B)	250	237
T2 Income Fund CLO, Ser 2007- 1A, Cl D
3.027%, 07/15/2019 (A) (B)	350	323
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.627%, 06/15/2016 (A) (B) (C)	850	767
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.125%, 09/01/2017 (A) (B) (C)	500	440
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.925%, 09/01/2017 (A) (B) (C)	1,250	1,174
Telos CLO, Ser 2013-3A, Cl D
4.538%, 01/17/2024 (A) (B) (C)	800	754
West Coast Funding, Ser 2006- 1A, Cl A1A
0.414%, 11/02/2041 (A) (B) (C)	1,432	1,369
Westchester CLO, Ser 2007-1A, Cl A1B
0.614%, 08/01/2022 (A) (B)	1,000	929

		36,738

Total Collateralized Debt Obligations (Cost $41,313) ($ Thousands)		42,974

ASSET-BACKED SECURITIES — 12.8%

Other Asset-Backed Securities — 12.8%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl A3
0.323%, 02/25/2037 (B)	844	759
Aerco, Ser 2000-2A, Cl A3
0.653%, 07/15/2025 (B)	1,555	1,166
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.743%, 03/15/2019 (B)	1,460	730
Argent Securities, Ser 2005-W3, Cl A2D
0.533%, 11/25/2035 (B)	440	404
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.243%, 12/25/2034 (B)	750	644
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A) (B)	870	762
Castle Trust, Ser 2003-1AW, Cl A1
0.943%, 05/15/2027 (A) (B)	21	19

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.643%, 10/25/2037 (A) (B)	$1,000	$844
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012- BIZ, Cl A
0.000%, 12/15/2049 (A) (C)	616	465
Citigroup Commercial Mortgage Trust, Ser 2013-375P
3.634%, 05/10/2035	2,000	1,738
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
0.543%, 03/25/2037 (B)	700	554
COMM Mortgage Trust, Ser FL12, Cl F
0.533%, 12/15/2020 (A) (B)	723	676
COMM Mortgage Trust, Ser FL12, Cl D
0.422%, 12/15/2020 (A) (B)	986	929
COMM Mortgage Trust, Ser FL12, Cl E
0.483%, 12/15/2020 (A) (B)	723	678
COMM Mortgage Trust, Ser FL14, Cl GLB1
0.943%, 06/15/2022 (A) (B)	766	746
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.533%, 01/25/2036 (B)	500	421
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.443%, 09/25/2036 (B)	702	388
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.463%, 07/25/2037 (B)	703	580
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.643%, 01/25/2036 (B)	600	499
Home Equity Asset Trust, Ser 2006-3, Cl 2A4
0.503%, 07/25/2036 (B)	650	562
Ivy Hill Middle Market Credit Fund, Ser 2011-3A, Cl E
6.777%, 01/15/2022 (A) (B)	250	244
Lehman XS Trust, Ser 2005-7N, Cl 1A1A
0.463%, 12/25/2035 (B)	840	722
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.383%, 11/25/2046 (B)	913	712
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.988%, 02/25/2035 (B)	1,247	1,147
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.673%, 03/25/2035 (B)	700	592
NewStar Commercial Loan Trust, Ser 2007-1A, Cl C
1.573%, 09/30/2022 (A) (B)	500	467
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.633%, 08/27/2047 (A) (B)	1,980	1,816

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwoods Capital VII, Ser 2006- 7A, Cl E
3.776%, 10/22/2021 (A) (B)	$300	$280
Northwoods Capital VII, Ser 2006- 7A, Cl D
1.826%, 10/22/2021 (A) (B)	700	625
Raspro Trust, Ser 2005-1A, Cl G 0.672%, 03/23/2024 (A) (B) (C)	62	55
Structured Asset Securities Mortgage Loan Trust, Ser 2006-OPT1, Cl A5
0.453%, 04/25/2036 (B)	1,100	916
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.333%, 07/25/2037 (A) (B)	1,152	961
Wells Fargo Home Equity Trust, Ser 2006-3, Cl A2
0.343%, 01/25/2037 (B)	256	234
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A) (C)	1,943	1,933

Total Asset-Backed Securities (Cost $24,796) ($ Thousands)		24,268

PREFERRED STOCK — 2.4%
Aspen Insurance Holdings (B)	80,000	2,040
Goldman Sachs Group * (B)	60,000	1,448
Reinsurance Group of America	40,000	1,040

Total Preferred Stock (Cost $4,500) ($ Thousands)		4,528

MORTGAGE-BACKED SECURITIES — 2.2%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC CMO, Ser 2013-4204, Cl QZ
3.000%, 05/15/2043	749	696
FNMA CMO, Ser 2013-2, Cl LZ
3.000%, 02/25/2043	569	535
FNMA CMO, Ser 2013-52, Cl ZA
3.000%, 06/25/2043	395	359
FNMA CMO, Ser 2013-54, Cl KZ
3.000%, 06/25/2043	150	137
FNMA CMO, Ser 2013-54, Cl QZ
3.000%, 06/25/2033	349	359

		2,086

Non-Agency Mortgage-Backed Obligations — 1.1%
Alliance Bancorp Trust, Ser 2007- OA1, Cl A1
0.433%, 07/25/2037 (B)	665	449
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.483%, 02/25/2036 (B)	885	699
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR11, Cl 3A1A
1.094%, 09/25/2046 (B)	1,353	933

		2,081

Total Mortgage-Backed Securities (Cost $4,336) ($ Thousands)		4,167

Description	Shares/Contracts/ Notional Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.0%
iShares MSCI Spain	3,668	$102

Total Exchange Traded Fund (Cost $83) ($ Thousands)		102

Total Investments — 106.8% (Cost $202,372)($ Thousands) ††		$202,457

PURCHASED OPTION * ‡‡ — 0.1%
S&P 500 Index Fund Put, Expires 08/17/2013, Strike Price: $1,625	34	147

Total Purchased Option (Cost $124) ($ Thousands)		147

PURCHASED SWAPTIONS * ‡‡ — 0.1%
July 2013, 3-Month LIBOR Call, Expiration 07/16/2013, Strike Rate: 1.595%	$8,000	43
July 2013, 3-Month LIBOR Call, Expiration 07/16/2013, Strike Rate: 2.100%	7,000	79

Total Purchased Swaptions (Cost $122) ($ Thousands)		122

WRITTEN OPTION * ‡‡ — 0.0%
S&P 500 Index Fund Put, Expires 08/17/2013, Strike Price: $1,500	(34)	(40)

Total Written Option (Premiums Received ($34)) ($ Thousands)		(40)

Percentages are based on a Net Assets of $189,504 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	For the period ended June 30, 2013, the total amount of all open purchased options, purchased swaptions and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2013 was $29,036 ($ Thousands) and represented 15.64% of Net Assets.

(D)	Unfunded bank loan. Interest rate not available.

(E)	Unsettled bank loan. Interest rate not available.

CDO— Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

S&P— Standard & Poor’s

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

Ser — Series

SPV — Special Purpose Vehicle

††	At June 30, 2013, the tax basis cost of the Fund’s investments was $202,372 ($ Thousands), and the unrealized appreciation and depreciation were $4,218 ($ Thousands) and ($4,133) ($ Thousands) respectively.

As of June 30, 2013, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(1,080)	Wilton Refinance	$(1,080)
(1,467)	WESTF 2012-A A	(1,467)
(997)	Jefferies Group Inc.	(997)
(447)	GCLO 2006-1A A2	(447)
(999)	General Electric Capital	(999)
(1,109)	Crestwood Midstream Partners	(1,109)
(159)	SCF 5A A1	(159)
(774)	Newcast 2007-9A A1	(774)
(876)	Airport 2001-1A A9	(876)
(498)	Nationstar Mortgage	(498)
(952)	GSTR 2003-3A A1	(952)
(1,757)	FNR 2013-2 LZ	(1,757)
(393)	FHLB 3.3 05/33-05/14	(393)
(1,690)	LXS 2005-7N 1A1A	(1,690)
(1,137)	HPCDO 2006-1A A1	(1,137)
(1,150)	City National Bank - Beverly Hills	(1,150)
(697)	Princess Juliana Inc	(697)
(4,310)	Eagle Rock Energy Partners	(4,310)
(885)	Caribbean Development	(885)
(809)	Goldcorp	(809)
(3,249)	ING U.S.	(3,249)
(3,578)	Barrick Gold	(3,578)
(2,448)	Expedia	(2,448)
(1,820)	Bank of America	(1,820)
(446)	Macquarie Group	(446)
(1,433)	Bank of New York Mellon	(1,433)
(868)	Citigroup	(868)
(1,681)	JPMorgan Chase	(1,681)

		$(37,709)

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$73,929	$—	$73,929
Collateralized Debt Obligations	—	13,646	29,328	42,974
Loan Participations	—	51,846	643	52,489
Asset-Backed Securities	—	21,815	2,453	24,268
Preferred Stock	2,488	2,040	—	4,528
Mortgage-Backed Securities	—	4,167	—	4,167
Exchange Traded Fund	102	—	—	102

Total Investments in Securities	$2,590	$167,443	$32,424	$202,457

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase
Agreements	$(37,709)	$—	$—	$(37,709)
Written Option	(40)	—	—	(40)
Purchased Swaptions	—	122	—	122
Purchased Option	147	—	—	147

Total Other Financial Instruments	$(37,602)	$122	$—	$(37,480)

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2013

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the value ($ Thousands):

	Loan Participations	Collateralized Debt Obligations	Asset-Backed
Beginning balance as of October 1, 2012	$—	$14,433	$2,689
Accrued discounts/premiums	—	108	3
Realized gain/(loss)	—	4,865	56
Change in unrealized appreciation/(depreciation)	—	382	(12)
Purchases	654	18,548	61
Sales	(11)	(9,008)	(344)
Net transfer into Level 3	—	—	—
Net transfer out of Level 3	—	—	—

Ending balance as of June 30, 2013	$643	$29,328	$2,453

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$—	$252	$(11)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of June 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value (in $ Thousands) at June 30, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized loan obligations	$18,933	Option Adjusted Spread off the month end broker mark over the 3 month US LIBOR	Indicative Quote	266 - 2494
	3,855	Option Adjusted Spread off the trade price over the 3 month US LIBOR	Indicative Quote	283.83 - 1069.57
	2,194	Vendor Price	Indicative Quote	90.5 - 98.76
	408	Month-end broker mark	Indicative Quote	20
	550	Prior month-end broker mark	Indicative Quote	0.5

Total	25,940

Asset-Backed
	519	Option Adjusted Spread off the month end broker mark over the 3 month US LIBOR	Indicative Quote	585-667
	1,934	Month-end broker mark	Indicative Quote	99.5

Total	2,453

Loans
	643	Cost	Trade Price	99-101.625

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 13.8%

Australia — 1.0%
BHP Billiton	229,350	$6,586
Stockland †	52,750	168

		6,754

Brazil — 1.2%
Duratex	127,400	735
Petroleo Brasileiro, ADR	226,290	3,037
Petroleo Brasileiro, Cl A ADR	99,200	1,454
Vale, Cl B ADR	272,530	3,314

		8,540

Canada — 2.8%
Agrium	17,369	1,501
Allied Properties, Cl A †	16,640	505
Artis, Cl Trust Unit †	27,290	390
Brookfield Residential Properties *	25,202	556
Cameco	55,020	1,133
Chartwell Retirement Residences, Cl Common Subscription Receipt †	38,250	356
Cominar, Cl Trust Unit †	22,080	436
Dominion Diamond *	53,150	751
Dundee, Cl A †	15,620	483
Goldcorp	153,850	3,809
Granite †	15,230	526
Kinross Gold	134,710	688
Morguard †	16,780	259
New Gold *	104,840	677
North American Palladium *	770,350	763
RioCan, Cl Trust Unit †	23,600	566
Suncor Energy	142,900	4,199
Teck Resources, Cl B	98,600	2,100

		19,698

China — 0.3%
China Petroleum & Chemical, Cl H	3,429,400	2,414

France — 0.6%
Total	92,120	4,491

Hong Kong — 0.0%
Evergrande Real Estate Group	215,000	79

Italy — 0.6%
Eni	208,460	4,276

Japan — 0.4%
Dowa Holdings	94,000	838
JFE Holdings	75,800	1,661

		2,499

Luxembourg — 0.1%
MHP GDR *	43,370	737

Netherlands — 1.8%
Koninklijke DSM	28,926	1,882
LyondellBasell Industries, Cl A	28,890	1,915
Royal Dutch Shell, Cl A	280,532	8,950

		12,747

Description	Shares	Market Value ($ Thousands)

Norway — 0.4%
Aker Solutions	80,670	$1,092
DNO International *	428,850	779
Statoil	52,680	1,081

		2,952

Russia — 0.9%
Gazprom OAO ADR	616,330	4,056
MMC Norilsk Nickel ADR	144,780	2,086

		6,142

Singapore — 0.1%
Mapletree Commercial Trust †	185,000	173
UOL Group	26,000	138

		311

South Africa — 0.1%
Exxaro Resources	43,260	634

Sweden — 0.1%
Lundin Petroleum *	45,110	889

Switzerland — 0.1%
Glencore Xstrata	146,308	604

Thailand — 0.2%
PTT	151,200	1,633

United Kingdom — 3.1%
BG Group	296,330	5,027
BP	771,850	5,330
InterContinental Hotels Group	4,423	121
Johnson Matthey	18,820	750
Mondi	95,940	1,190
Rio Tinto	174,840	7,115
Royal Dutch Shell, Cl B	79,180	2,613

		22,146

Total Foreign Common Stock (Cost $111,104) ($ Thousands)		97,546

COMMON STOCK — 12.6%

Consumer Discretionary — 0.2%
PulteGroup *	27,900	529
Regal Entertainment Group, Cl A	29,900	535
SeaWorld Entertainment	7,748	272

		1,336

Energy — 7.1%
Anadarko Petroleum, Cl A	31,250	2,685
Cabot Oil & Gas	10,080	716
Chevron	84,570	10,008
Cimarex Energy	16,220	1,054
Diamond Offshore Drilling	17,500	1,204
EOG Resources	18,530	2,440
Exxon Mobil	172,350	15,572
Halliburton	36,910	1,540
Helmerich & Payne	12,610	788
Hess	23,240	1,545
Murphy Oil	16,270	991
Noble Energy	26,380	1,584
Occidental Petroleum	46,830	4,179
Schlumberger, Cl A	32,840	2,353
Seadrill	40,830	1,663

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

Valero Energy	41,500	$1,443

		49,765

Financials — 4.1%
Armada Hoffler Properties †	15,504	183
Ashford Hospitality Trust †	48,650	557
Associated Estates Realty †	36,680	590
AvalonBay Communities †	4,120	556
BioMed Realty Trust †	11,700	237
Boston Properties †	6,130	647
Brandywine Realty Trust †	24,840	336
CBL & Associates Properties †	3,330	71
Chambers Street Properties †	3,382	34
Chesapeake Lodging Trust †	14,700	306
Corporate Office Properties Trust †	3,700	94
CubeSmart * †	6,540	104
CyrusOne †	17,562	364
DDR †	16,620	277
Digital Realty Trust, Cl A †	8,560	522
Douglas Emmett †	22,510	562
Duke Realty †	23,780	371
EPR Properties, Cl A †	2,130	107
Equity Residential †	13,140	763
Extra Space Storage †	14,390	603
Federal Realty Investment Trust †	2,750	285
Franklin Street Properties †	4,900	65
General Growth Properties †	44,170	878
Glimcher Realty Trust †	22,382	244
HCP †	30,080	1,367
Health Care †	15,170	1,017
Home Properties †	2,460	161
Host Hotels & Resorts †	26,850	453
Inland Real Estate †	33,470	342
Kimco Realty †	19,220	412
Lexington Realty Trust †	26,640	311
Liberty Property Trust †	8,410	311
LTC Properties †	16,690	652
Macerich †	3,530	215
Mack-Cali Realty †	13,520	331
Medical Properties Trust †	47,777	684
Mid-America Apartment Communities †	11,000	745
Omega Healthcare Investors †	25,550	793
Parkway Properties †	34,643	581
Pebblebrook Hotel Trust †	2,570	66
Pennsylvania †	22,120	418
Post Properties †	2,670	132
ProLogis †	31,070	1,172
Public Storage †	6,940	1,064
Realty Income †	12,540	526
RLJ Lodging Trust †	31,400	706
Sabra Health Care †	9,490	248
Senior Housing Properties Trust †	26,630	690
Simon Property Group †	19,290	3,046
SL Green Realty †	1,300	115
STAG Industrial †	30,550	609
Strategic Hotels & Resorts * †	25,630	227
Sun Communities †	13,280	661
Ventas †	18,420	1,279
Vornado Realty Trust †	7,030	582

		28,672

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 0.1%
Masco	26,989	$526
Ply Gem Holdings *	7,023	141

		667

Materials — 1.1%
Commercial Metals, Cl A	110,310	1,629
Freeport-McMoRan Copper & Gold, Cl B	78,730	2,174
Monsanto	30,620	3,025
Ternium ADR	35,750	809

		7,637

Total Common Stock (Cost $81,899) ($ Thousands)		88,077

CORPORATE OBLIGATIONS — 7.7%

Consumer Discretionary — 1.0%
CBS
3.375%, 03/01/2022	$585	564
Comcast
6.450%, 03/15/2037	185	221
DIRECTV Holdings
3.800%, 03/15/2022	745	716
Dollar General
4.125%, 07/15/2017	94	99
Macy’s Retail Holdings
3.875%, 01/15/2022	975	978
NBCUniversal Media
4.375%, 04/01/2021	210	226
News America
6.150%, 02/15/2041	165	183
4.500%, 02/15/2021	260	279
3.000%, 09/15/2022	405	378
Omnicom Group
3.625%, 05/01/2022	167	161
Reed Elsevier Capital
8.625%, 01/15/2019	475	592
Time Warner
4.000%, 01/15/2022	355	362
3.400%, 06/15/2022	595	577
Time Warner Cable
4.000%, 09/01/2021	360	345
WPP Finance 2010
4.750%, 11/21/2021	835	864
Wynn Las Vegas
5.375%, 03/15/2022 (A)	285	283

		6,828

Consumer Staples — 0.4%
Altria Group
4.750%, 05/05/2021	210	225
ConAgra Foods
3.200%, 01/25/2023	245	234
Delhaize Group
6.500%, 06/15/2017	320	359
Kroger
3.400%, 04/15/2022	673	657
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	372
Reynolds American
3.250%, 11/01/2022	330	307

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyson Foods
4.500%, 06/15/2022	$630	$644

		2,798

Energy — 1.5%
CNOOC Finance
3.000%, 05/09/2023	641	579
DCP Midstream
4.750%, 09/30/2021 (A)	220	224
Encana
3.900%, 11/15/2021	1,025	1,041
Energy Transfer Partners
6.125%, 02/15/2017	200	225
5.200%, 02/01/2022	465	492
Enterprise Products Operating
5.200%, 09/01/2020	340	380
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	340	368
KazMunayGas National
7.000%, 05/05/2020 (A)	325	367
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	976
Korea National Oil
3.125%, 04/03/2017 (A)	465	468
Marathon Petroleum
5.125%, 03/01/2021	196	216
Nabors Industries
4.625%, 09/15/2021	360	354
Noble Energy
8.250%, 03/01/2019	153	193
4.150%, 12/15/2021	475	490
Petronas Capital
5.250%, 08/12/2019 (A)	330	360
Phillips 66
4.300%, 04/01/2022	670	692
Spectra Energy Capital
6.200%, 04/15/2018	315	367
Transocean
2.500%, 10/15/2017	288	285
Valero Energy
6.125%, 02/01/2020	480	558
Weatherford International
4.500%, 04/15/2022	460	455
Williams
3.700%, 01/15/2023	709	659
Williams Partners
4.000%, 11/15/2021	585	574
3.350%, 08/15/2022	185	170

		10,493

Financials — 2.8%
Royal Bank of Scotland
9.500%, 03/16/2022 (B)	124	137
American International Group
6.400%, 12/15/2020	325	377
4.875%, 06/01/2022	520	554
American Tower †
4.700%, 03/15/2022	365	368
3.500%, 01/31/2023	485	444

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
5.200%, 12/29/2049 (B)	$657	$618
5.000%, 05/13/2021	640	682
3.300%, 01/11/2023	545	515
Barclays Bank
7.625%, 11/21/2022	414	406
6.625%, 03/30/2022	390	568
Capital One Financial
4.750%, 07/15/2021	350	369
Citigroup
5.950%, 12/29/2049 (B)	790	786
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.950%, 11/09/2022	357	341
Danske Bank MTN
5.684%, 12/31/2049 (B)	309	443
Fifth Third Bancorp
3.500%, 03/15/2022	190	188
Ford Motor Credit
5.000%, 05/15/2018	710	757
Goldman Sachs Group
5.750%, 01/24/2022	165	182
5.250%, 07/27/2021	350	374
3.625%, 02/07/2016	225	235
Hartford Financial Services Group
5.125%, 04/15/2022	655	713
HCP †
5.375%, 02/01/2021	455	494
Health Care †
5.250%, 01/15/2022	695	747
Healthcare Realty Trust †
5.750%, 01/15/2021	285	309
Host Hotels & Resorts †
5.250%, 03/15/2022	190	197
HSBC Holdings PLC
4.000%, 03/30/2022	1,020	1,044
ING Bank
2.000%, 09/25/2015 (A)	665	671
IPIC GMTN
3.750%, 03/01/2017 (A)	460	478
JPMorgan Chase
5.400%, 01/06/2042	175	185
5.150%, 04/05/2023 (B)	284	271
4.500%, 01/24/2022	360	377
LBG Capital No.2
15.000%, 12/21/2019	430	779
Lincoln National
4.200%, 03/15/2022	355	361
MetLife
5.700%, 06/15/2035	80	88
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	279
Morgan Stanley
5.500%, 07/28/2021	585	625
3.750%, 02/25/2023	632	604
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	55	58
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	512
Nomura Holdings MTN
2.000%, 09/13/2016	804	795

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30 , 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial
5.625%, 06/15/2043 (B)	$365	$358
SLM MTN
7.250%, 01/25/2022	450	473
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	770
Vesey Street Investment Trust I
4.404%, 09/01/2016 (C)	145	154

		19,686

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	239	223
WellPoint
3.300%, 01/15/2023	230	219

		442

Industrials — 0.2%
BE Aerospace
5.250%, 04/01/2022	280	279
CSX
4.750%, 05/30/2042	470	450
Embraer
5.150%, 06/15/2022	149	149
Odebrecht Finance
5.125%, 06/26/2022 (A)	315	309
Republic Services
5.250%, 11/15/2021	320	351

		1,538

Information Technology — 0.3%
Baidu
2.250%, 11/28/2017	248	241
Hewlett-Packard
4.650%, 12/09/2021	175	175
Intel
4.800%, 10/01/2041	265	263
Motorola Solutions
3.500%, 03/01/2023	515	485
Oracle
3.875%, 07/15/2020	215	229
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	535	523
Total System Services
3.750%, 06/01/2023	263	244
2.375%, 06/01/2018	262	254

		2,414

Materials — 0.6%
AngloGold Ashanti Holdings
5.375%, 04/15/2020	174	163
Ball
5.000%, 03/15/2022	280	279
Basell Finance BV
8.100%, 03/15/2027 (A)	220	278
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	391
Dow Chemical
4.375%, 11/15/2042	232	206
4.250%, 11/15/2020	210	221
4.125%, 11/15/2021	270	276
Eagle Spinco
4.625%, 02/15/2021 (A)	66	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gerdau Trade
5.750%, 01/30/2021 (A)	$102	$100
4.750%, 04/15/2023 (A)	365	335
International Paper
7.950%, 06/15/2018	295	361
4.750%, 02/15/2022	490	516
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	379
Vale
5.625%, 09/11/2042	645	563

		4,131

Telecommunication Services — 0.5%
AT&T
5.550%, 08/15/2041	245	255
3.000%, 02/15/2022	465	447
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	500	488
MTS International Funding
5.000%, 05/30/2023 (A)	375	359
Rogers Communications
4.000%, 06/06/2022	60	56
Telecom Italia Capital
7.175%, 06/18/2019	260	289
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	206
Verizon Communications
7.350%, 04/01/2039	350	451
VimpelCom Holdings BV
5.200%, 02/13/2019 (A)	330	322
Virgin Media Finance
5.250%, 02/15/2022	200	188
Vodafone Group
6.150%, 02/27/2037	385	425

		3,486

Utilities — 0.3%
CMS Energy
5.050%, 03/15/2022	185	200
Constellation Energy Group
5.150%, 12/01/2020	70	77
Midamerican Energy Holdings
6.125%, 04/01/2036	390	442
ONEOK
4.250%, 02/01/2022	460	453
Pacific Gas & Electric
4.500%, 12/15/2041	185	178
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	440	431
Talent Yield Investments
4.500%, 04/25/2022 (A)	495	482

		2,263

Total Corporate Obligations (Cost $55,669) ($ Thousands)		54,079

MORTGAGE-BACKED SECURITIES — 5.1%

Agency Mortgage-Backed Obligations — 0.8%
FNMA TBA
3.500%, 07/01/2041	5,450	5,533

		5,533

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 4.3%
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	$845	$930
Banc of America Commercial Mortgage, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	283
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-T24, Cl AJ
5.598%, 10/12/2041 (B)	340	320
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.939%, 03/15/2049 (B)	613	675
COMM Mortgage Trust, Ser 2013- SFS, Cl A1
1.873%, 04/12/2035 (A)	471	452
Commercial Mortgage Pass- Through Certificates, Ser 2006- C3, Cl AJ
5.989%, 06/15/2038 (B)	330	321
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	872
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.862%, 02/25/2047 (B)	697	535
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.985%, 05/15/2046 (B)	965	1,082
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4
0.383%, 12/25/2036 (B)	869	506
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.895%, 12/05/2031 (A) (B)	425	423
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	545
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	590	511
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	645
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	833
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	445	411
GS Mortgage Securities II, Ser 2013-G1, Cl A1
2.059%, 04/10/2031 (A)	822	806
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	890	879

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.043%, 11/08/2029 (A) (B)	$860	$852
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	1,060	1,045
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.443%, 03/25/2035 (B)	468	378
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.313%, 07/25/2036 (B)	663	459
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.393%, 10/25/2036 (B)	691	563
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl AM
5.901%, 02/12/2049 (B)	300	325
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD11, Cl A4
6.003%, 06/15/2049 (B)	270	302
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AM
6.197%, 02/15/2051 (B)	254	275
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/2051 (B)	930	1,049
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A3
5.420%, 01/15/2049	925	1,024
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	885	971
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	620	689
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049 (B)	2,318	2,551
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,366
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.816%, 06/11/2042 (B)	1,411	1,601
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (A)	590	578
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	297	281
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	551

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	$1,408	$1,354
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A1A
5.914%, 05/15/2043 (B)	1,604	1,778
Wachovia Bank Commercial Mortgage Trust, Ser 2006- WL7A
0.313%, 09/15/2021 (A) (B)	643	638
WF-RBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	816

		30,475

Total Mortgage-Backed Securities (Cost $36,859) ($ Thousands)		36,008

ASSET-BACKED SECURITIES — 4.9%

Automotive — 2.8%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,464	1,461
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	665	667
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	742	741
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	706	705
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,275	1,274
ARI Fleet Lease Trust, Ser 2013- A, Cl A2
0.700%, 12/15/2015 (A)	794	794
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (A)	1,540	1,588
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	431
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	580	584
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	608	606
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	719	717
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	422	424

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	$490	$488
Fifth Third Auto Trust, Ser 2013-A
0.610%, 09/15/2017	716	715
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	392	391
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	551	522
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	238
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,205
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	880	878
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	172
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	623	621
Mercedes-Benz Master Owner Trust, Ser 2012-A
0.790%, 11/15/2017 (A)	1,278	1,268
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	483	483
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	632	632
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	920	892
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	455	455

		19,952

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	1,320	1,318
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	820	771
Chase Issuance Trust, Ser 2013- A1, Cl A1
1.300%, 02/18/2020	735	719
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	870	862
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,004
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	755	743

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	$650	$621
GE Capital Credit Card Master Note Trust, Ser 2013-1
1.350%, 03/15/2021	290	282
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	379
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	377

		7,076

Other Asset-Backed Securities — 1.1%
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,200	1,211
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.593%, 09/15/2017 (A) (B)	906	906
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	270	271
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.892%, 02/15/2017 (A) (B)	1,390	1,418
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,485	1,487
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.573%, 01/15/2018 (B)	838	835
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.682%, 06/20/2017 (B)	1,075	1,075
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.463%, 03/25/2036 (B)	820	520

		7,723

Total Asset-Backed Securities (Cost $35,058) ($ Thousands)		34,751

EXCHANGE TRADED FUND — 1.0%
Market Vectors Gold Miners ETF	293,940	7,175

Total Exchange Traded Fund (Cost $9,630) ($ Thousands)		7,175

SOVEREIGN DEBT — 0.1%
Indonesia Government International Bond MTN
3.375%, 04/15/2023 (A)	519	466
Qatar Government International Bond
4.500%, 01/20/20220 (A)	355	380

Total Sovereign Debt (Cost $884) ($ Thousands)		846

Description	Shares/Face Amount ($Thousands)/Contracts	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (B)	5,925	$152

Total Preferred Stock (Cost $147) ($ Thousands)		152

U.S. TREASURY OBLIGATIONS — 68.6%
U.S. Treasury Bills
0.081%, 09/19/2013 (D)	$52,130	52,126

U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	31,123	35,307
2.500%, 07/15/2016	50,501	55,823
2.375%, 01/15/2017	3,073	3,406
2.125%, 01/15/2019	3,715	4,201
2.000%, 07/15/2014	46,896	48,412
2.000%, 01/15/2016	31,884	34,243
1.875%, 07/15/2015	35,998	38,267
1.625%, 01/15/2015	42,081	43,754
1.625%, 01/15/2018	20,900	22,878
1.375%, 07/15/2018	36,852	40,249
0.625%, 07/15/2021	3,802	3,924
0.500%, 04/15/2015	11,513	11,800
0.125%, 04/15/2016	75,414	77,353
0.125%, 04/15/2018	11,830	12,135

Total U.S. Treasury Obligations (Cost $492,838) ($ Thousands)		483,878

Total Investments — 113.8% (Cost $824,088) ($ Thousands) ††		$802,512

PURCHASED OPTIONS *‡ — 0.0%
S&P 500 ETF Trust, Put, Expires 08/17/2013	130	280

Total Purchased Options (Cost $273) ($Thousands)		280

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	25	Jul-2013	$8
Cocoa	24	Dec-2013	(19)
Coffee	(108)	Sep-2013	172
Coffee	53	Sep-2013	(144)
Corn	(8)	Dec-2013	9
Cotton	16	Dec-2013	(17)
Crude Oil	15	Jul-2013	12
Feeder Cattle	(39)	Aug-2013	(45)
Feeder Cattle	16	Oct-2013	16
Gasoil	(55)	Aug-2013	(31)
Gasoline	12	Jul-2013	(50)
Gold	(82)	Aug-2013	1,218
Heating Oil	(20)	Jul-2013	23
Lean Hogs	84	Oct-2013	153
LME Aluminum	29	Aug-2013	(69)
LME Copper	(13)	Aug-2013	183
LME Nickel	9	Aug-2013	(67)
Natural Gas	40	Jul-2013	(234)
Platinum	57	Oct-2013	(285)
Soybean	32	Nov-2013	36
Soybean Meal	35	Dec-2013	31
Sugar No. 11	(24)	Feb-2014	4
Sugar No. 11	(12)	Sep-2013	—
U.S. 2-Year Treasury Note	(38)	Sep-2013	7
U.S. 5-Year Treasury Note	(175)	Oct-2013	259
U.S. 10-Year Treasury Note	(327)	Sep-2013	1,104
U.S. Long Treasury Bond	(20)	Sep-2013	131
Wheat	(78)	Dec-2013	129

			$2,534

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(3,875)	Bank of America, 0.17%	$(3,875)
(34,324)	JPMorgan Chase Bank, 0.16%	(34,324)
(9,182)	JPMorgan Chase Bank, 0.12%	(9,182)
(19,961)	JPMorgan Chase Bank, 0.15%	(19,961)
(10,622)	JPMorgan Chase Bank, 0.15%	(10,622)
(3,061)	Bank of America, 0.13%	(3,061)
(25,248)	JPMorgan Chase Bank, 0.15%	(25,248)
(4,128)	Bank of America, 0.12%	(4,128)
(4,194)	Bank of America, 0.12%	(4,194)

		$(114,595)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/2/13-5/3/21	BRL	44,880	USD	20,703	$454
7/17/13	CNY	15,790	USD	2,552	(16)
7/17/13	JPY	1,665,118	USD	16,763	(2)
7/17/13	RUB	204,815	USD	6,311	90
7/17/13	SEK	5,896	USD	894	20
7/17/13	SGD	314	USD	249	2
7/17/13	THB	72,493	USD	2,348	12
7/17/13	USD	10,970	CAD	11,512	(61)
7/17/13	USD	17,757	CNY	109,732	94
7/17/13	USD	8,913	GBP	5,781	(147)
7/17/13	ZAR	17,815	USD	1,744	(47)
7/17/13-8/7/13	GBP	21,628	USD	33,584	787
7/17/13-8/16/13	AUD	12,994	USD	12,196	323
7/17/13-8/16/13	CAD	32,126	USD	31,483	1,039
7/17/13-8/16/13	EUR	27,291	USD	36,099	624
7/17/13-8/16/13	NOK	26,764	USD	4,546	167
8/2/13	USD	1,868	BRL	4,102	(24)

					$3,315

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	7/17/13	(30,568)	30,882	$314
Brown Brothers Harriman	7/17/13-4/17/21	(9,525)	9,677	152
Citigroup	7/17/13-8/16/13	(6,804)	6,871	67
Credit Suisse First Boston	8/16/13	(1,575)	1,577	2
Deutsche Bank	7/17/13-7/18/13	(12,689)	12,584	(105)
Goldman Sachs	7/2/13-8/7/13	(13,984)	14,492	508
HSBC	7/17/13	(36,108)	36,831	723
JPMorgan Chase Bank	7/17/13	(530)	564	34
Royal Bank of Canada	7/17/13-8/16/13	(33,473)	34,456	983
Standard Bank	7/17/2013	(844)	850	6
UBS	7/17/13-5/3/21	(59,426)	60,057	631

				$3,315

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

A list of outstanding swap agreements held by the Fund at June 30, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Bank of America	CDX.-NA.IG.S19V1-5Y. Index	SELL	1.00%	12/20/17	(3,760)	$30
Bank of America	SOCIETE GENERALE	SELL	3.00%	12/20/17	(550)	13
Deutsche Bank	ANADARKO PETROLEUM Corp.	SELL	1.00%	09/20/17	(500)	18

						$61

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/12/42	2,790	$309
Morgan Stanley	3-Month US LIBOR	2.02%	05/21/23	5,330	(304)
Morgan Stanley	1.57%	6-Month EURIBOR	05/21/23	4,650	236

					$241

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	DJ-UBS COMMODITY EX-INDUSTRIAL METALS Index	0.12%	Index Return	09/16/13	(6,992)	$(354)
Deutsche Bank	DJ-UBS COMMODITY EX-PRECIOUS METALS Index	0.11%	Index Return	09/16/13	(6,693)	(262)
Deutsche Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.14%	Index Return	09/16/13	(16,198)	(783)
Credit Suisse	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.14%	Index Return	09/16/13	(77,157)	(3,730)
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.14%	Index Return	09/16/13	(39,950)	(1,932)
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 45 Bps	03/17/14	100,316	1,978
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	7,112	138
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	1,482	29

						$(4,916)

For the period ended June 30, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

Percentages are based on Net Assets of $705,060 ($Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust.

‡	For the period ended June 30, 2013, the total amount of open purchased options, as presented in Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specific date.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

FNMA — Fannie Mae

GDR — Global Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MTN — Medium Term Note

NOK — Norwegian Krone

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

††	At June 30, 2013, the tax basis cost of the Fund’s investments was $824,088 ($ Thousands), and the unrealized appreciation and depreciation were $9,010 ($ Thousands) and ($30,586) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$97,546	$—	$—	$97,546
Common Stock	88,077	—	—	88,077
Corporate Obligations	—	54,079	—	54,079
Mortgage-Backed Securities	—	36,008	—	36,008
Asset-Backed Securities	—	34,751	—	34,751
Exchange Traded Fund	7,175	—	—	7,175
Sovereign Debt	—	846	—	846
Preferred Stock	—	152	—	152
U.S. Treasury Obligations	—	483,878	—	483,878

Total Investments in Securities	$192,798	$609,714	$—	$802,512

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options *	$280	$—	$—	$280
Futures Contracts *	2,534	—	—	2,534
Reverse Repurchase Agreements	(114,595)	—	—	(114,595)
Forwards Contracts*	—	3,315	—	3,315
Credit Default Swaps*	—	61	—	61
Interest Rate Swaps*	—	241	—	241
Total Return Swaps*	—	(4,916)	—	(4,916)

Total Other Financial Instruments	$(111,781)	$(1,299)	$—	$(113,080)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2013

As of June 30, 2013, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $5.3 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$46,168			$39,554	$85,722
Maximum potential amount of future payments	$1,214,917			$3,760,000	$4,974,917
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)	—	—	—	—	—	—
0 - 100	—	—	$4,260,000	—	—	$4,260,000
101 - 200	—	—	$714,917	—	—	$714,917
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 150	—	—	—	—	—	—

Total	—	—	$4,974,917	—	—	$4,974,917

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2013

Description	Face Amount (1) (Thousands) / Shares		Market Value ($ Thousands)

SOVEREIGN DEBT — 7.0%
Bundesobligation
0.250%, 04/13/18	EUR	4,185	$5,312
Canadian Government Bond
1.250%, 03/01/18	CAD	12,320	11,396
Japan Government Five Year Bond
0.400%, 03/20/18	JPY	1,085,950	10,988
United Kingdom Gilt
1.250%, 07/22/18	GBP	3,500	5,258

Total Sovereign Debt (Cost $34,317) ($ Thousands)			32,954

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29		230	332
3.625%, 04/15/28		227	315
3.375%, 01/15/32		110	155
2.625%, 07/15/17		260	295
2.500%, 07/15/16 to 01/15/29		579	649
2.375%, 01/15/17 to 01/15/27		999	1,168
2.125%, 01/15/19 to 02/15/41		558	658
2.000%, 07/15/14 to 01/15/26		817	886
1.875%, 07/15/15 to 07/15/19		580	631
1.750%, 01/15/28		226	253
1.625%, 01/15/15 to 01/15/18		648	687
1.375%, 07/15/18 to 01/15/20		581	633
1.250%, 07/15/20		402	437
1.125%, 01/15/21		500	535
0.750%, 02/15/42		298	262
0.625%, 07/15/21 to 02/15/43		712	691
0.500%, 04/15/15		297	305
0.125%, 04/15/16 to 01/15/23		3,186	3,176
U.S. Treasury Notes
1.000%, 05/31/18		19,280	18,949

Total U.S. Treasury Obligations (Cost $31,933) ($ Thousands)			31,017

MORTGAGE-BACKED SECURITIES — 5.1%

Agency Mortgage-Backed Obligations — 5.1%
FHLMC
2.500%, 05/27/16		5,329	5,596
FNMA
5.250%, 09/15/16		4,848	5,517
FNMA TBA
3.500%, 07/01/41		8,205	8,330
3.000%, 07/01/42		4,308	4,209

Total Mortgage-Backed Securities (Cost $23,846) ($ Thousands)			23,652

PREFERRED STOCK † — 0.8%
Hersha Hospitality Trust		49,075	1,191
Pebblebrook Hotel Trust		54,050	1,306

Description	Shares/ Contracts	Market Value ($ Thousands)

Sabra Health Care	43,875	$1,105

Total Preferred Stock (Cost $3,675) ($ Thousands)		3,602

EXCHANGE TRADED FUND — 0.4%
iShares FTSE A50 China Index ETF	1,572,200	1,826

Total Exchange Traded Fund (Cost $2,173) ($ Thousands)		1,826

Total Investments — 19.9% (Cost $95,944)($ Thousands) ‡		$93,051

PURCHASED OPTIONS * ‡‡ — 0.0%
July 2013, 3-Month LIBOR Call, Expires 07/18/2013, Strike Rate: 2.160%	64,563,000	2
July 2013, MXP Currency Put, Expires 07/02/2013, Strike Price: $12.50	26,000,000	—

Total Purchased Options (Cost $302) ($ Thousands)		2

WRITTEN OPTION * ‡‡ — 0.0%
July 2013, MXP Currency Call, Expires 07/02/2013, Strike Price: $13.572	(26,000,000)	(1)

Total Written Option (Premiums Received $(95)) ($ Thousands)		(1)

A list of the open futures contracts held by the Fund at June 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CBOE VIX	134	Aug-2013	$(117)
CBOE VIX	(134)	Jul-2013	208
DJ Euro Stoxx 50 Index	127	Sep-2013	(163)
Euro-Bobl	3	Sep-2013	(5)
Mini Japan 10-YR Bond	3	Sep-2013	–
MSCI EAFE Index E-MINI	185	Sep-2013	(355)
S&P 500 Index E-MINI	230	Sep-2013	(386)
S&P TSE 60 Index	12	Sep-2013	(17)
Topix Index	25	Sep-2013	138
U.S. 5-Year Treasury Note	339	Oct-2013	(104)

			$(801)

For the period ended June 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2013

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/18/13-9/17/13	CAD	28,735	USD	27,761	$535
7/18/13-9/17/13	USD	17,322	CAD	17,766	(492)
7/19/13-9/17/13	JPY	3,147,914	USD	31,160	(536)
7/19/13-9/17/13	USD	20,715	JPY	2,001,876	(558)
8/7/13-9/17/13	EUR	14,170	USD	18,602	181
8/7/13-9/17/13	USD	12,679	EUR	9,650	(134)
8/7/13-9/17/13	USD	8,890	GBP	5,785	(120)
8/7/13-5/10/21	GBP	9,576	USD	14,715	197
9/4/13	BRL	2,548	USD	1,156	18
9/4/13	USD	1,159	BRL	2,548	(21)
9/17/13	AUD	2,398	USD	2,317	136
9/17/13	CHF	2,257	USD	2,332	(56)
9/17/13	CLP	304,408	USD	601	7
9/17/13	INR	52,316	USD	876	7
9/17/13	MXP	18,770	USD	1,451	20
9/17/13	SGD	1,479	USD	1,177	11
9/17/13	TRY	2,210	USD	1,157	25
9/17/13	USD	1,676	AUD	1,778	(58)
9/17/13	USD	1,819	CHF	1,721	2
9/17/13	USD	602	CLP	304,408	(7)
9/17/13	USD	876	INR	52,316	(7)
9/17/13	USD	1,445	MXP	18,770	(14)
9/17/13	USD	1,173	SGD	1,479	(6)
9/17/13	USD	1,156	TRY	2,210	(25)
9/17/13	USD	602	ZAR	6,098	5
9/17/13	ZAR	6,098	USD	605	(3)

					$(893)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(6,945)	$7,000	$55
Brown Brothers Harriman	(22,312)	22,326	14
Citigroup	(271)	279	9
Credit Suisse First Boston	(7,806)	7,776	(30)
Deutsche Bank	(52,234)	52,528	294
Goldman Sachs	(42,111)	41,339	(772)
Royal Bank of Canada	(7,265)	7,034	(231)
Royal Bank of Scotland	(30,988)	30,749	(239)
Standard New York	(3,549)	3,556	7

			$(893)

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2013

A summary of outstanding swap agreements held by the Fund at June 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Depreciation ($ Thousands)
Bank of America	CDX.NA.IG.20.V1-5Y Index	SELL	1.00%	06/20/18		$(3,580)	$(5)
Bank of America	CDX.NA.IG.20.V1-5Y Index	SELL	1.00%	06/20/18		(490)	(4)
Citibank	CDX.NA.HY.20.V1-5Y Index	SELL	5.00%	06/20/18		(460)	(18)
Citibank	iTRAXX EUROPE 19.V1-5Y	SELL	1.00%	06/20/18	EUR	(700)	(2)
Citibank	iTRAXX EUROPE 19.V1-5Y	SELL	1.00%	06/20/18	EUR	(200)	(3)
Citibank	iTRAXX-EURO Crossover 19.V1-5Y	SELL	5.00%	06/20/18	EUR	(110)	(1)
Citigroup	iTRAXX-EURO Crossover 19.V1-5Y	SELL	5.00%	06/20/18	EUR	(200)	(11)
Deutsche Bank	iTRAXX-EURO Crossover 19.V1-5Y	SELL	5.00%	06/20/18	EUR	(490)	(13)
Goldman Sachs	CDX.NA.HY.20.V1-5Y Index	SELL	5.00%	06/20/18		(820)	(25)
JPMorgan Chase Bank	iTRAXX EUROPE 19.V1-5Y	SELL	1.00%	06/20/18	EUR	(400)	(3)
Morgan Stanley	CDX.NA.HY.20.V1-5Y Index	SELL	5.00%	06/20/18		(1,090)	(21)
Morgan Stanley	CDX.NA.IG.20.V1-5Y Index	SELL	1.00%	06/20/18		(1,880)	(7)
Morgan Stanley Capital Services	CDX.NA.IG.20.V1-5Y Index	SELL	1.00%	06/20/18		(740)	(4)

							$(117)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount Thousands (1)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	3.18%	3-Month US LIBOR	06/07/2043		$32,020	$1,580
Deutsche Bank	3-Month US LIBOR	2.28%	06/07/2023		69,710	(2,422)
Goldman Sachs	BRAZIL INTERBANK DEPOSIT RATE	9.01%	01/02/2014	BRL	35,498	7
JPMorgan Chase Bank	6-Month GBP LIBOR RATE	1.37%	06/18/2018	GBP	350	(4)
JPMorgan Chase Bank	3-Month CANADIAN DOLLAR OFFERING RATE	1.95%	06/17/2018	CAD	580	(6)
Morgan Stanley	BRAZIL INTERBANK DEPOSIT RATE	8.46%	10/01/2013	BRL	69,620	2

						$(843)

For the period ended June 30, 2013, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2013

Percentages are based on a Net Assets of $468,397 ($ Thousands)

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

†	Real Estate Investment Trust.

‡‡	For the period ended June 30, 2013, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchnage

CHF — Swiss Franc

CLP — Chilean Peso

DJ — Dow Jones

EAFE — Europe, Austalasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

TBA — To Be Announced

Topix — Tokyo Stock Price Index

TRY — Turkish Lira

USD — U.S. Dollar

VIX — Volatility Index

ZAR — South African Rand

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $95,944 ($ Thousands), and the unrealized appreciation and depreciation were $29 ($ Thousands) and ($2,922) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$32,954	$—	$32,954
U.S. Treasury Obligations	—	31,017	—	31,017
Mortgage-Backed Securities	—	23,652	—	23,652
Preferred Stock	—	3,602	—	3,602
Exchange Traded Fund	1,826	—	—	1,826

Total Investments in Securities	$1,826	$91,225	$—	$93,051

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2	$—	$—	$2
Written Option	(1)	—	—	(1)
Future Contracts *	(801)	—	—	(801)
Forward Contracts *	—	(893)	—	(893)
Credit Default Swaps *	—	(117)	—	(117)
Interest Rate Swaps *	—	(843)	—	(843)

Total Other Financial Instruments	$(800)	$(1,853)	$—	$(2,653)

*	Futures contracts, Forward contracts and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2013, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $11.2 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2013

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	—	$(466,931)	$590,151	$123,220
Maximum potential amount of future payments	—	—	$4,660,000	$17,639,683	$22,299,683
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)	—	—	—	—	—	—
0 - 100	—	—	$6,690,000	—	—	$6,690,000
101 - 200	—	—	$1,689,804	—	—	$1,689,804
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	$13,919,879
Greater than 400	—	—	$9,259,879	—	$4,660,000	—

Total	—	—	$17,639,683	—	$4,660,000	$22,299,683

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2013

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 28, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: August 28, 2013